KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Policy Owners of Massachusetts Mutual Variable Life Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise Massachusetts Mutual Variable Life Separate Account I (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended, (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2050	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

Massachusetts Mutual Variable Life Separate Account I was comprised of the following divisions of as December 31, 2024. Statements of assets and liabilities as of December 31, 2024, statements of operations and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended unless otherwise noted.

Divisions

American Funds Insurance Series® Asset Allocation Division	Fidelity® VIP International Index Division (Initial Class)
American Funds Insurance Series® Growth-Income Division	Fidelity® VIP International Index Division (Service Class 2)
BlackRock High Yield V.I. Division	Fidelity® VIP Overseas Division
BlackRock Small Cap Index V.I. Division (Class I)	Fidelity® VIP Real Estate Division (Initial Class)
BlackRock Small Cap Index V.I. Division (Class III)	Fidelity® VIP Real Estate Division (Service Class)
BlackRock Total Return V.I. Division	Fidelity® VIP Strategic Income Division
BNY Mellon MidCap Stock Division	Fidelity® VIP Total Market Index Division (Initial Class)
DWS Small Cap Index Division	Fidelity® VIP Total Market Index Division (Service Class 2)**
Eaton Vance VT Floating-Rate Income Division	Franklin Mutual Global Discovery VIP Division
Fidelity® VIP Bond Index Division (Initial Class)	Franklin Small Cap Value VIP Division
Fidelity® VIP Contrafund® Division (Initial Class)	Franklin Strategic Income VIP Division
Fidelity® VIP Contrafund® Division (Service Class)	Goldman Sachs Core Fixed Income Division
Fidelity® VIP Extended Market Index Division (Initial Class)	Goldman Sachs International Equity Insights Division
Fidelity® VIP Extended Market Index Division (Service Class)	Goldman Sachs Large Cap Value Division
Fidelity® VIP Freedom 2020 Division	Goldman Sachs Mid Cap Value Division
Fidelity® VIP Freedom 2025 Division	Goldman Sachs Small Cap Equity Insights Division
Fidelity® VIP Freedom 2030 Division	Goldman Sachs Strategic Growth Division
Fidelity® VIP Freedom 2035 Division	Goldman Sachs U.S. Equity Insights Division
Fidelity® VIP Freedom 2040 Division	Invesco Oppenheimer V.I. International Growth Division
Fidelity® VIP Freedom 2045 Division	Invesco V.I. American Franchise Division
Fidelity® VIP Freedom 2050 Division	Invesco V.I. Capital Appreciation Division
Fidelity® VIP Freedom 2055 Division	Invesco V.I. Comstock Division
Fidelity® VIP Freedom 2060 Division	Invesco V.I. Core Plus Bond Division
Fidelity® VIP Freedom Income Division**	Invesco V.I. Discovery Mid Cap Growth Division
Fidelity® VIP Growth Division	Invesco V.I. Diversified Dividend Division
Fidelity® VIP Health Care Division	Invesco V.I. Equity and Income Division*
Fidelity® VIP Index 500 Division (Service Class)	Invesco V.I. EQV International Equity Fund
Invesco V.I. Global Division

LA2050	F-2

Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Real Estate Division
Invesco V.I. Health Care Division	MML Aggressive Allocation Division
Invesco V.I. Main Street Division	MML American Funds Core Allocation Division
Invesco V.I. Main Street Small Cap Division	MML American Funds Growth Division
Invesco V.I. Small Cap Equity Division	MML American Funds International Division***
Invesco V.I. Technology Division	MML Balanced Allocation Division
Invesco V.I. U.S. Government Money Division	MML Blend Division
Janus Henderson Balanced Division (Institutional Class)	MML Blue Chip Growth Division
Janus Henderson Balanced Division (Service Class)	MML Conservative Allocation Division
Janus Henderson Forty Division (Institutional Class)	MML Dynamic Bond Division
Janus Henderson Forty Division (Service Class)	MML Equity Division
Janus Henderson Global Research Division (Institutional Class)	MML Equity Income Division
Janus Henderson Global Research Division (Service Class)	MML Equity Index Division (Service Class I)
Janus Henderson Global Technology and Innovation Division	MML Equity Index Division (Class II)
Lord Abbett Developing Growth Division	MML Equity Index Division (Class III)
LVIP American Century Capital Appreciation Division*	MML Equity Rotation Division
LVIP American Century Disciplined Core Value Division*	MML Focused Equity Division
LVIP American Century Inflation Protection Division*	MML Foreign Division
LVIP American Century International Division*	MML Fundamental Equity Division
LVIP American Century Value Division*	MML Fundamental Value Division
LVIP JPMorgan U.S. Equity Division	MML Global Division (Service Class I)
Macquarie VIP Asset Strategy Division (Standard Class)*	MML Global Division (Class II)
Macquarie VIP Asset Strategy Division (Service Class)*	MML Growth Allocation Division
Macquarie VIP Emerging Markets Division*	MML High Yield Division
Macquarie VIP Science and Technology Division*	MML Income & Growth Division
Macquarie VIP Small Cap Value Division*	MML Inflation-Protected and Income Division
MFS® Blended Research® Core Equity Division	MML International Equity Division
MFS® Global Real Estate Division	MML iShares® 60/40 Allocation Division
MFS® Government Securities Division	MML iShares® 80/20 Allocation Division
MFS® Growth Division	MML Large Cap Growth Division
MFS® International Intrinsic Value Division	MML Managed Bond Division
MFS® Investors Trust Division	MML Managed Volatility Division
MFS® Mid Cap Value Division	MML Mid Cap Growth Division
MFS® New Discovery Division	MML Mid Cap Value Division
MFS® Research Division	MML Moderate Allocation Division
MFS® Utilities Division	MML Short-Duration Bond Division
MFS® Value Division	MML Small Cap Equity Division

LA2050	F-3

MML Small/Mid Cap Value Division	MML Small Cap Growth Equity Division
MML Strategic Emerging Markets Division	MML Small Company Value Division
MML Sustainable Equity Division	T. Rowe Price Limited-Term Bond Division
MML Total Return Bond Division	T. Rowe Price Mid-Cap Growth Division
MML U.S. Government Money Market Division	Templeton Foreign VIP Division
PIMCO CommodityRealReturn® Strategy Division	Templeton Global Bond VIP Division
PIMCO Global Bond Opportunities Division	Vanguard VIF Global Bond Index Division
PIMCO High Yield Division	Vanguard VIF Mid Cap Index Division
PIMCO Income Division	Vanguard VIF Real Estate Index Division
PIMCO Real Return Division	Vest US Large Cap 10% Buffer Strategies VI Division**
PIMCO Total Return Division	Voya International Index Division
T. Rowe Price All-Cap Opportunities Division	Voya RussellTM Mid Cap Index Division
T. Rowe Price Blue Chip Growth Division	Voya RussellTM Small Cap Index Division
T. Rowe Price Equity Income Division	VY® CBRE Global Real Estate Division

*	See Note 2 to the financial statements for information regarding the reorganization of this division.

**	Statement of assets and liabilities as of December 31, 2024, and statement of operations, statement of changes in net assets and financial highlights for the year then ended.

***	Financial highlights for each of the years in the two-year period ended December 31, 2021.

LA2050	F-4

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	American Funds
	Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
	Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
	Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
	Division	Division	Division	Division	Division	Division	Division
ASSETS				(Class I)	(Class III)
Investments
Number of shares	1,104,511	788,167	9,488	99,779	2,810	150,239	32,509
Identified cost	$26,307,932	$42,041,839	$65,257	$1,112,571	$32,499	$1,500,734	$628,710
Value	$28,330,700	$53,894,829	$65,565	$1,175,392	$32,962	$1,490,375	$664,487
Dividends receivable	-	-	374	-	-	5,547	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	1
Total assets	28,330,700	53,894,829	65,939	1,175,392	32,962	1,495,922	664,488
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	45	81	-	5	4	45	-
Total liabilities	45	81	-	5	4	45	-
NET ASSETS	$28,330,655	$53,894,748	$65,939	$1,175,387	$32,958	$1,495,877	$664,488
Outstanding units
Policy owners	5,814,712	7,697,712	46,167	944,339	32,437	1,371,735	388,022
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	5.37	8.29	-	-	-	-	-
Variable Universal Life	5.04	7.77	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	5.37	8.29	-	-	-	-	-
Variable Universal Life II
Tier 1	4.82	7.44	-	-	-	-	-
Tier 2	4.85	6.99	-	-	-	-	-
VUL GuardSM
Tier 1	5.09	7.86	-	-	-	-	-
Tier 2	4.37	6.29	-	-	-	-	-
Tier 3	4.14	5.97	-	-	-	-	-
Tier 4	4.23	6.09	-	-	-	-	-
Tier 5	4.60	6.63	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	4.01	5.78	-	-	-	-	-
Tier 2	4.09	5.90	-	-	-	-	-
Tier 3	4.18	6.02	-	-	-	-	-
Tier 4	4.18	6.02	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-5

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	American Funds
	Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
	Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
	Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
	Division	Division	Division	Division	Division	Division	Division
				(Class I)	(Class III)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	-	-	1.43	-	1.02	1.09	1.71
Apex VUL	-	-	-	1.25	-	-	-
Apex VUL MM	-	-	-	1.14	-	-	-

See Notes to Financial Statements

F-6

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

						Fidelity®	Fidelity®
	DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS			(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investments
Number of shares	730,724	3,731	83,676	2,342,844	180,013	52,826	52,329
Identified cost	$10,613,013	$32,143	$807,243	$102,680,629	$7,523,595	$649,604	$733,252
Value	$10,610,115	$32,121	$795,757	$135,744,372	$10,347,123	$758,053	$747,784
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	2	-	-	-	-	-
Total assets	10,610,115	32,123	795,757	135,744,372	10,347,123	758,053	747,784
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	62	-	1	104	7	1	1
Total liabilities	62	-	1	104	7	1	1
NET ASSETS	$10,610,053	$32,123	$795,756	$135,744,268	$10,347,116	$758,052	$747,783
Outstanding units
Policy owners	2,150,008	23,569	899,843	16,356,592	1,303,309	557,933	683,055
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	9.07	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	8.49	-	-
Survivorship Variable Universal Life	5.38	-	-	11.99	-	-	-
Variable Universal Life	4.83	-	-	9.74	-	-	-
Strategic Variable Life® Plus	-	-	-	-	9.13	-	-
Survivorship Variable Universal Life II	5.20	-	-	8.69	-	-	-
Variable Universal Life II
Tier 1	4.87	-	-	9.04	-	-	-
Tier 2	4.94	-	-	9.66	-	-	-
VUL GuardSM
Tier 1	6.26	-	-	10.91	-	-	-
Tier 2	4.44	-	-	8.69	-	-	-
Tier 3	4.21	-	-	8.25	-	-	-
Tier 4	4.30	-	-	8.42	-	-	-
Tier 5	4.68	-	-	9.17	-	-	-
Survivorship VUL GuardSM
Tier 1	4.23	-	-	8.02	-	-	-
Tier 2	4.31	-	-	8.18	-	-	-
Tier 3	4.40	-	-	8.35	-	-	-
Tier 4	4.40	-	-	8.35	-	-	-
Variable Universal Life III
Tier 1	-	-	-	8.01	-	-	-
Tier 2	-	-	-	8.14	-	-	-
Tier 3	-	-	-	8.28	-	-	-
Tier 4	-	-	-	8.76	-	-	-

See Notes to Financial Statements

F-7

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

						Fidelity®	Fidelity®
	DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
			(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	3.47	-	-
MassMutual ElectrumSM	-	1.36	-	2.95	-	-	1.09
Apex VUL	-	-	0.88	1.71	-	1.36	-
Apex VUL MM	-	-	1.04	1.20	-	1.13	-

See Notes to Financial Statements

F-8

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	5,800	22,739	96,086	76,358	15,129	6,737	6,782
Identified cost	$74,173	$373,578	$1,636,732	$2,009,203	$381,598	$191,986	$177,730
Value	$73,309	$362,693	$1,570,043	$2,122,744	$411,808	$186,684	$169,542
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	1	-	1	1	2
Total assets	73,309	362,693	1,570,044	2,122,744	411,809	186,685	169,544
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-
NET ASSETS	$73,309	$362,693	$1,570,044	$2,122,744	$411,809	$186,685	$169,544
Outstanding units
Policy owners	47,466	225,263	923,925	1,153,407	210,459	156,960	85,706
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-9

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.54	1.61	1.70	1.84	1.96	1.19	1.98
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-10

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			Fidelity®				Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
	VIP	VIP	Freedom	VIP	VIP	VIP	International
	Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS							(Initial Class)
Investments
Number of shares	467	19,912	59,588	16,312	1,554	4,795	88,053
Identified cost	$6,832	$289,101	$685,848	$1,654,902	$54,962	$2,590,010	$899,491
Value	$6,555	$275,975	$656,060	$1,565,123	$55,988	$2,718,599	$953,616
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	4	-
Total assets	6,555	275,975	656,060	1,565,123	55,988	2,718,603	953,616
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	2	10	-	3
Total liabilities	-	-	-	2	10	-	3
NET ASSETS	$6,555	$275,975	$656,060	$1,565,121	$55,978	$2,718,603	$953,613
Outstanding units
Policy owners	5,509	232,002	647,292	401,885	54,279	1,845,742	844,239
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	5.29	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-11

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			Fidelity®				Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
	VIP	VIP	Freedom	VIP	VIP	VIP	International
	Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
	Division	Division	Division	Division	Division	Division	Division
							(Initial Class)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.19	1.19	1.01	3.57	-	1.47	-
Apex VUL	-	-	-	-	1.03	-	1.13
Apex VUL MM	-	-	-	-	1.05	-	1.04

See Notes to Financial Statements

F-12

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®				Fidelity®	Fidelity®	Fidelity®
	VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
	International	VIP	VIP	VIP	Strategic	Total Market	Total Market
	Index	Overseas	Real Estate	Real Estate	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Investments
Number of shares	33,163	4,839	16	12,850	5,569	151,424	9,452
Identified cost	$366,904	$134,463	$292	$226,444	$59,120	$2,683,507	$178,055
Value	$357,165	$123,240	$274	$225,648	$59,702	$3,192,011	$198,293
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	1	-	-	-
Total assets	357,165	123,240	274	225,649	59,702	3,192,011	198,293
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	8	1	-	13	11	-
Total liabilities	-	8	1	-	13	11	-
NET ASSETS	$357,165	$123,232	$273	$225,649	$59,689	$3,192,000	$198,293
Outstanding units
Policy owners	348,346	82,122	238	174,518	54,363	2,063,964	141,492
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-13

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®				Fidelity®	Fidelity®	Fidelity®
	VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
	International	VIP	VIP	VIP	Strategic	Total Market	Total Market
	Index	Overseas	Real Estate	Real Estate	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
	(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.03	1.59	-	1.29	-	-	1.40
Apex VUL	-	1.10	1.14	-	1.11	1.62	-
Apex VUL MM	-	1.02	1.17	-	1.06	1.18	-

See Notes to Financial Statements

F-14

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
	Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
	Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
	VIP	VIP	VIP	Income	Insights	Value	Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	240	1,365,909	360	83,159	18,781	395	152,766
Identified cost	$4,365	$18,313,999	$3,200	$785,377	$166,530	$3,577	$2,568,783
Value	$4,212	$19,559,811	$3,225	$781,695	$165,081	$3,409	$2,577,154
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	2	-	-	-
Total assets	4,212	19,559,811	3,225	781,697	165,081	3,409	2,577,154
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	62	-	-	2	16	3
Total liabilities	-	62	-	-	2	16	3
NET ASSETS	$4,212	$19,559,749	$3,225	$781,697	$165,079	$3,393	$2,577,151
Outstanding units
Policy owners	2,730	3,634,579	2,840	733,180	88,071	776	387,832
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	4.52	11.02
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	7.38	-	-	-	-	-
Variable Universal Life	-	6.91	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	2.08	4.08	10.17
Survivorship Variable Universal Life II	-	7.38	-	-	-	-	-
Variable Universal Life II
Tier 1	-	6.62	-	-	-	-	-
Tier 2	-	5.96	-	-	-	-	-
VUL GuardSM
Tier 1	-	6.99	-	-	-	-	-
Tier 2	-	5.36	-	-	-	-	-
Tier 3	-	5.09	-	-	-	-	-
Tier 4	-	5.20	-	-	-	-	-
Tier 5	-	5.65	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	4.65	-	-	-	-	-
Tier 2	-	4.75	-	-	-	-	-
Tier 3	-	4.85	-	-	-	-	-
Tier 4	-	4.85	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-15

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
	Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
	Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
	VIP	VIP	VIP	Income	Insights	Value	Value
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.54	1.78	1.14	1.07	1.42	-	2.01
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-16

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Goldman Sachs	Goldman	Goldman	Invesco
	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
	Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	5,556	913,419	9,937	14,677,120	18,316	1,783,280	6,312
Identified cost	$67,192	$11,672,777	$168,574	$31,932,300	$1,403,831	$86,628,818	$116,259
Value	$74,674	$14,057,518	$215,442	$27,005,899	$1,456,682	$112,614,149	$130,789
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-	-
Total assets	74,674	14,057,518	215,442	27,005,899	1,456,683	112,614,149	130,789
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	85	11	93	-	106	-
Total liabilities	-	85	11	93	-	106	-
NET ASSETS	$74,674	$14,057,433	$215,431	$27,005,806	$1,456,683	$112,614,043	$130,789
Outstanding units
Policy owners	38,738	1,723,958	38,324	8,032,754	488,505	14,406,242	60,052
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	8.43	6.82	3.96	-	16.86	-
Variable Life Select	-	-	-	-	-	15.37	-
Strategic Group Variable Universal Life®	-	-	-	3.82	-	8.16	-
Survivorship Variable Universal Life	-	7.28	-	3.16	-	8.22	-
Variable Universal Life	-	5.76	-	2.94	-	6.91	-
Strategic Variable Life® Plus	-	6.91	5.62	3.53	-	6.68	-
Survivorship Variable Universal Life II	-	6.21	-	3.16	-	4.99	-
Variable Universal Life II
Tier 1	-	6.30	-	2.66	-	4.92	-
Tier 2	-	8.99	-	3.74	-	7.01	-
VUL GuardSM
Tier 1	-	9.54	-	5.10	-	7.81	-
Tier 2	-	8.09	-	3.37	-	6.31	-
Tier 3	-	7.67	-	3.20	-	5.98	-
Tier 4	-	7.84	-	3.26	-	6.11	-
Tier 5	-	8.53	-	3.55	-	6.65	-
Survivorship VUL GuardSM
Tier 1	-	7.58	-	3.21	-	6.00	-
Tier 2	-	7.73	-	3.27	-	6.13	-
Tier 3	-	7.89	-	3.34	-	6.25	-
Tier 4	-	7.89	-	3.34	-	6.25	-
Variable Universal Life III
Tier 1	-	-	-	2.93	-	7.46	-
Tier 2	-	-	-	2.98	-	7.58	-
Tier 3	-	-	-	3.03	-	7.70	-
Tier 4	-	-	-	3.21	-	8.15	-

See Notes to Financial Statements

F-17

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Goldman Sachs	Goldman	Goldman	Invesco
	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
	Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	1.48	-	-	-
MassMutual ElectrumSM	1.93	-	-	1.32	2.98	-	2.18
Apex VUL	-	-	-	0.99	-	-	-
Apex VUL MM	-	-	-	0.99	-	-	-

See Notes to Financial Statements

F-18

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
	Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	2,667,727	987,140	105,338	75,573	972	2,800,767	-
Identified cost	$17,289,862	$73,499,441	$2,694,033	$1,302,792	$32,933	$107,812,894	$-
Value	$15,206,042	$77,026,541	$2,726,156	$1,319,509	$32,586	$112,002,675	$-
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-	-
Total assets	15,206,042	77,026,541	2,726,156	1,319,509	32,587	112,002,675	-
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	42	64	33	6	-	107	-
Total liabilities	42	64	33	6	-	107	-
NET ASSETS	$15,206,000	$77,026,477	$2,726,123	$1,319,503	$32,587	$112,002,568	$-
Outstanding units
Policy owners	10,500,568	12,523,494	1,084,449	467,341	23,394	15,687,474	-
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$5.15	$-
Large Case Variable Life Plus	-	10.82	-	-	-	13.86	-
Strategic Variable Life®	2.11	10.60	-	4.62	-	15.13	-
Variable Life Select	-	9.60	-	-	-	13.68	-
Strategic Group Variable Universal Life®	1.59	5.51	-	2.82	-	9.02	-
Survivorship Variable Universal Life	1.52	5.84	2.54	-	-	9.48	-
Variable Universal Life	1.58	5.53	2.38	-	-	8.57	-
Strategic Variable Life® Plus	1.55	5.10	-	2.77	-	8.30	-
Survivorship Variable Universal Life II	1.70	2.94	2.54	-	-	5.41	-
Variable Universal Life II
Tier 1	1.37	4.35	2.28	-	-	5.37	-
Tier 2	1.32	6.07	2.16	-	-	6.30	-
VUL GuardSM
Tier 1	1.26	6.99	2.40	-	-	7.85	-
Tier 2	1.19	5.46	1.94	-	-	5.67	-
Tier 3	1.13	5.18	1.84	-	-	5.38	-
Tier 4	1.15	5.29	1.88	-	-	5.49	-
Tier 5	1.25	5.75	2.05	-	-	5.98	-
Survivorship VUL GuardSM
Tier 1	1.10	5.24	1.80	-	-	5.23	-
Tier 2	1.12	5.35	1.84	-	-	5.34	-
Tier 3	1.15	5.46	1.88	-	-	5.45	-
Tier 4	1.15	5.46	1.88	-	-	5.45	-
Variable Universal Life III
Tier 1	-	6.77	3.65	-	-	5.30	-
Tier 2	-	6.88	3.71	-	-	5.38	-
Tier 3	-	6.99	3.77	-	-	5.47	-
Tier 4	-	7.39	3.99	-	-	5.79	-

See Notes to Financial Statements

F-19

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
	Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	2.80	-	-	-	2.39	-
MassMutual ElectrumSM	-	2.39	1.73	-	1.39	2.07	-
Apex VUL	-	1.21	-	-	-	1.28	-
Apex VUL MM	-	1.15	-	-	-	1.09	-

See Notes to Financial Statements

F-20

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	7,674,028	157,497	1,879,987	132,981	61	412,488	3,037,037
Identified cost	$33,393,134	$4,487,896	$39,736,552	$3,342,382	$1,056	$8,351,039	$3,037,037
Value	$32,921,580	$4,250,837	$38,370,538	$3,889,693	$1,181	$9,817,224	$3,037,037
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	56
Total assets	32,921,580	4,250,837	38,370,538	3,889,693	1,181	9,817,224	3,037,093
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	79	40	74	5	-	55	-
Total liabilities	79	40	74	5	-	55	-
NET ASSETS	$32,921,501	$4,250,797	$38,370,464	$3,889,688	$1,181	$9,817,169	$3,037,093
Outstanding units
Policy owners	13,380,983	895,465	6,725,734	428,166	603	1,343,597	2,193,540
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	0.83	-	-	-	-	-	-
Strategic Variable Life®	3.63	-	13.66	9.88	-	-	1.76
Variable Life Select	3.37	-	-	-	-	-	-
Strategic Group Variable Universal Life®	2.51	-	5.64	8.91	-	-	1.39
Survivorship Variable Universal Life	2.76	5.32	5.82	-	-	4.43	-
Variable Universal Life	2.58	4.98	4.62	-	-	4.13	-
Strategic Variable Life® Plus	2.55	-	5.40	9.23	-	-	1.37
Survivorship Variable Universal Life II	2.70	5.32	4.97	-	-	4.43	-
Variable Universal Life II
Tier 1	2.32	4.77	5.04	-	-	3.50	-
Tier 2	2.07	4.91	6.34	-	-	7.21	-
VUL GuardSM
Tier 1	2.08	5.04	6.93	-	-	9.09	-
Tier 2	1.86	4.42	5.70	-	-	6.49	-
Tier 3	1.76	4.19	5.41	-	-	6.15	-
Tier 4	1.80	4.28	5.52	-	-	6.29	-
Tier 5	1.96	4.66	6.01	-	-	6.84	-
Survivorship VUL GuardSM
Tier 1	1.72	4.02	5.30	-	-	7.27	-
Tier 2	1.76	4.10	5.41	-	-	7.42	-
Tier 3	1.79	4.19	5.52	-	-	7.57	-
Tier 4	1.79	4.19	5.52	-	-	7.57	-
Variable Universal Life III
Tier 1	1.68	4.10	6.27	-	-	8.69	-
Tier 2	1.71	4.17	6.38	-	-	8.83	-
Tier 3	1.73	4.24	6.48	-	-	8.97	-
Tier 4	1.83	4.48	6.86	-	-	9.49	-

See Notes to Financial Statements

F-21

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	1.17	-	2.77	-	-	-	-
MassMutual ElectrumSM	1.07	-	2.29	-	1.96	-	-
Apex VUL	0.96	-	1.56	-	-	-	-
Apex VUL MM	1.06	-	1.15	-	-	-	-

See Notes to Financial Statements

F-22

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

							Janus Henderson
	Janus	Janus	Janus	Janus	Janus	Janus	Global
	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
	Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Investments
Number of shares	27	126,216	580,528	10,852	399,575	4,570	2,741
Identified cost	$1,231	$5,485,859	$25,062,931	$508,290	$21,834,155	$270,671	$50,028
Value	$1,379	$6,864,878	$33,310,676	$554,113	$29,009,147	$319,744	$57,855
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	1,379	6,864,878	33,310,676	554,113	29,009,147	319,744	57,855
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	2	49	19	34	33	50	3
Total liabilities	2	49	19	34	33	50	3
NET ASSETS	$1,377	$6,864,829	$33,310,657	$554,079	$29,009,114	$319,694	$57,852
Outstanding units
Policy owners	289	1,300,336	3,197,957	50,889	9,615,234	71,445	36,930
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	7.18	-	2.61	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	5.64	-	-	-	-	-
Variable Universal Life	-	5.29	6.81	-	2.50	-	-
Strategic Variable Life® Plus	4.77	-	6.73	-	2.44	-	-
Survivorship Variable Universal Life II	-	5.64	7.34	-	2.69	-	-
Variable Universal Life II
Tier 1	-	5.06	8.84	-	3.23	-	-
Tier 2	-	5.32	12.55	-	4.98	-	-
VUL GuardSM
Tier 1	-	5.34	-	12.37	-	5.27	-
Tier 2	-	4.78	-	10.71	-	4.25	-
Tier 3	-	4.54	-	10.16	-	4.04	-
Tier 4	-	4.63	-	10.38	-	4.12	-
Tier 5	-	5.04	-	11.29	-	4.49	-
Survivorship VUL GuardSM
Tier 1	-	4.50	-	9.69	-	4.21	-
Tier 2	-	4.60	-	9.89	-	4.30	-
Tier 3	-	4.69	-	10.09	-	4.39	-
Tier 4	-	4.69	-	10.09	-	4.39	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-23

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

Janus Henderson
	Janus	Janus	Janus	Janus	Janus	Janus	Global
	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
	Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
	Division	Division	Division	Division	Division	Division	Division
	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	-	-	-	-	-	-	-
Apex VUL	-	-	-	-	-	-	1.67
Apex VUL MM	-	-	-	-	-	-	1.21

See Notes to Financial Statements

F-24

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		LVIP American	LVIP American	LVIP American
	Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
	Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
	Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	2,698	152,448	4,057,548	4,003	163,651	1,489,541	48,898
Identified cost	$60,515	$2,217,078	$36,274,186	$37,712	$1,989,805	$16,720,949	$1,880,960
Value	$78,869	$2,555,951	$34,752,900	$36,683	$1,748,448	$18,215,599	$2,175,585
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	1	-	-	-	-	-	3
Total assets	78,870	2,555,951	34,752,900	36,683	1,748,448	18,215,599	2,175,588
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	1	64	2	3	54	-
Total liabilities	-	1	64	2	3	54	-
NET ASSETS	$78,870	$2,555,950	$34,752,836	$36,681	$1,748,445	$18,215,545	$2,175,588
Outstanding units
Policy owners	34,495	1,060,991	7,540,422	31,850	1,173,402	3,425,129	761,629
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	3.80	-	-	6.89	-
Variable Life Select	-	-	3.97	-	-	-	-
Strategic Group Variable Universal Life®	-	-	3.94	-	-	5.21	-
Survivorship Variable Universal Life	-	-	4.96	-	-	6.05	-
Variable Universal Life	-	-	4.26	-	-	5.67	-
Strategic Variable Life® Plus	-	-	3.56	-	1.70	6.46	-
Survivorship Variable Universal Life II	-	-	3.94	-	-	6.05	-
Variable Universal Life II
Tier 1	-	-	3.94	-	-	5.43	-
Tier 2	-	-	4.95	-	-	5.22	-
VUL GuardSM
Tier 1	-	-	5.46	-	-	5.73	-
Tier 2	-	-	4.45	-	-	4.69	-
Tier 3	-	-	4.23	-	-	4.45	-
Tier 4	-	-	4.32	-	-	4.55	-
Tier 5	-	-	4.70	-	-	4.95	-
Survivorship VUL GuardSM
Tier 1	-	-	4.00	-	-	4.10	-
Tier 2	-	-	4.09	-	-	4.18	-
Tier 3	-	-	4.17	-	-	4.27	-
Tier 4	-	-	4.17	-	-	4.27	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-25

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		LVIP American	LVIP American	LVIP American
	Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
	Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
	Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	2.29	2.41	-	1.15	1.46	-	2.86
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-26

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
	VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
	Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Standard Class)	(Service Class)
Investments
Number of shares	4,223	13,872	35,294	634	27,278	195	36,705
Identified cost	$36,524	$115,787	$781,025	$12,330	$1,049,708	$12,316	$486,653
Value	$39,360	$128,869	$794,472	$18,450	$1,097,927	$12,525	$457,706
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-	1
Total assets	39,360	128,869	794,472	18,450	1,097,928	12,525	457,707
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	1	-	1	-	-	-	-
Total liabilities	1	-	1	-	-	-	-
NET ASSETS	$39,359	$128,869	$794,471	$18,450	$1,097,928	$12,525	$457,707
Outstanding units
Policy owners	31,795	73,499	635,785	5,942	695,105	4,665	334,964
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-27

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
	VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
	Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
	Division	Division	Division	Division	Division	Division	Division
	(Standard Class)	(Service Class)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	1.77	-	-	-	-	-
MassMutual ElectrumSM	-	1.73	1.25	3.10	1.58	2.69	1.37
Apex VUL	1.24	-	-	-	-	-	-
Apex VUL MM	1.09	-	-	-	-	-	-

See Notes to Financial Statements

F-28

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MFS®		MFS®	MFS®	MFS®	MFS®
	Government	MFS®	International	Investors	Mid Cap	New	MFS®
	Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	72	40,551	60,662	23,912	69,951	464,275	28,536
Identified cost	$780	$2,465,242	$1,781,651	$859,288	$749,335	$8,183,718	$840,559
Value	$764	$2,972,822	$1,807,108	$950,259	$740,783	$6,411,638	$1,015,609
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	764	2,972,822	1,807,108	950,259	740,783	6,411,638	1,015,609
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	12	2	45	1	54	19
Total liabilities	-	12	2	45	1	54	19
NET ASSETS	$764	$2,972,810	$1,807,106	$950,214	$740,782	$6,411,584	$1,015,590
Outstanding units
Policy owners	739	486,068	1,127,470	136,839	373,132	1,035,131	178,744
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	9.33	-	-	-	9.05	6.70
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	7.23	-	-	-	6.93	5.34
Survivorship Variable Universal Life	-	-	-	7.69	-	7.38	-
Variable Universal Life	-	-	-	7.21	-	6.91	-
Strategic Variable Life® Plus	-	7.69	-	-	-	7.76	5.74
Survivorship Variable Universal Life II	-	-	-	7.69	-	7.38	-
Variable Universal Life II
Tier 1	-	-	-	6.90	-	6.62	-
Tier 2	-	-	-	6.92	-	5.70	-
VUL GuardSM
Tier 1	-	-	-	7.29	-	6.99	-
Tier 2	-	-	-	6.23	-	5.13	-
Tier 3	-	-	-	5.91	-	4.87	-
Tier 4	-	-	-	6.03	-	4.97	-
Tier 5	-	-	-	6.57	-	5.41	-
Survivorship VUL GuardSM
Tier 1	-	-	-	5.82	-	5.76	-
Tier 2	-	-	-	5.94	-	5.88	-
Tier 3	-	-	-	6.06	-	6.00	-
Tier 4	-	-	-	6.06	-	6.00	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-29

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MFS®		MFS®	MFS®	MFS®	MFS®
	Government	MFS®	International	Investors	Mid Cap	New	MFS®
	Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.03	3.16	1.60	-	1.99	-	-
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-30

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				MML
			MML	American Funds	MML	MML
	MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
	Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	1,323	297,533	841,814	157,899	415,200	321,552	1,565,286
Identified cost	$45,918	$6,723,327	$7,455,590	$1,631,410	$5,918,885	$2,944,704	$32,515,739
Value	$45,280	$6,435,637	$7,677,342	$1,716,365	$7,029,344	$2,781,427	$33,943,394
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	3	-	-
Total assets	45,280	6,435,637	7,677,342	1,716,365	7,029,347	2,781,427	33,943,394
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	3	20	6	-	26	44
Total liabilities	-	3	20	6	-	26	44
NET ASSETS	$45,280	$6,435,634	$7,677,322	$1,716,359	$7,029,347	$2,781,401	$33,943,350
Outstanding units
Policy owners	25,876	3,451,699	2,532,357	1,253,979	3,926,548	1,400,420	6,641,799
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$14.88
Large Case Variable Life Plus	-	-	-	-	-	-	12.32
Strategic Variable Life®	-	-	-	-	-	-	7.28
Variable Life Select	-	-	-	-	-	-	6.74
Strategic Group Variable Universal Life®	-	-	2.75	-	-	1.94	-
Survivorship Variable Universal Life	-	-	-	-	-	-	4.62
Variable Universal Life	-	-	-	-	-	-	4.14
Strategic Variable Life® Plus	-	-	-	-	-	-	4.08
Survivorship Variable Universal Life II	-	-	-	-	-	-	4.42
Variable Universal Life II
Tier 1	-	-	-	-	-	-	4.06
Tier 2	-	-	-	-	-	-	4.72
VUL GuardSM
Tier 1	-	-	-	-	-	-	4.88
Tier 2	-	-	-	-	-	-	4.24
Tier 3	-	-	-	-	-	-	4.03
Tier 4	-	-	-	-	-	-	4.11
Tier 5	-	-	-	-	-	-	4.47
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	3.93
Tier 2	-	-	-	-	-	-	4.01
Tier 3	-	-	-	-	-	-	4.10
Tier 4	-	-	-	-	-	-	4.10
Variable Universal Life III
Tier 1	-	-	4.41	-	-	2.83	-
Tier 2	-	-	4.49	-	-	2.88	-
Tier 3	-	-	4.56	-	-	2.93	-
Tier 4	-	-	4.82	-	-	3.10	-

See Notes to Financial Statements

F-31

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				MML
			MML	American Funds	MML	MML
	MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
	Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	2.13	1.93	4.12	1.64	2.12
MassMutual ElectrumSM	1.75	1.86	1.83	1.68	3.35	1.48	1.84
Apex VUL	-	-	1.33	1.25	1.62	1.13	1.30
Apex VUL MM	-	-	1.10	1.09	1.23	1.07	1.12

See Notes to Financial Statements

F-32

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML	MML
	Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
	Growth	Allocation	Bond	Equity	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS						(Service Class I)	(Class II)
Investments
Number of shares	1,169,052	255,102	24,483	3,775,101	270,530	201,942	3,711,132
Identified cost	$18,993,052	$2,271,778	$209,450	$99,081,122	$2,775,389	$5,617,214	$108,023,807
Value	$23,568,091	$2,122,447	$198,805	$114,938,489	$2,732,352	$6,835,743	$133,155,399
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	3	-
Total assets	23,568,091	2,122,447	198,805	114,938,489	2,732,352	6,835,746	133,155,399
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	64	27	2	75	22	-	67
Total liabilities	64	27	2	75	22	-	67
NET ASSETS	$23,568,027	$2,122,420	$198,803	$114,938,414	$2,732,330	$6,835,746	$133,155,332
Outstanding units
Policy owners	5,206,253	1,209,029	195,206	17,479,575	972,539	2,584,158	19,427,191
UNIT VALUE
Variable Life Plus	$-	$-	$-	$17.77	$-	$-	$5.32
Large Case Variable Life Plus	-	-	-	14.45	-	-	12.62
Strategic Variable Life®	4.06	-	-	8.15	-	-	10.39
Variable Life Select	-	-	-	7.49	-	-	5.68
Strategic Group Variable Universal Life®	5.06	1.78	-	3.37	-	-	7.65
Survivorship Variable Universal Life	5.94	-	-	4.40	-	-	7.31
Variable Universal Life	4.11	-	-	3.98	-	-	6.16
Strategic Variable Life® Plus	3.80	-	-	3.90	-	-	5.89
Survivorship Variable Universal Life II	4.42	-	-	4.39	-	-	5.61
Variable Universal Life II
Tier 1	5.06	-	-	3.82	-	-	5.75
Tier 2	7.76	-	-	5.14	-	-	7.61
VUL GuardSM
Tier 1	8.24	-	-	5.64	-	-	8.29
Tier 2	6.98	-	-	4.63	-	-	6.84
Tier 3	6.62	-	-	4.39	-	-	6.49
Tier 4	6.76	-	-	4.48	-	-	6.63
Tier 5	7.36	-	-	4.88	-	-	7.22
Survivorship VUL GuardSM
Tier 1	6.83	-	-	4.15	-	-	6.31
Tier 2	6.97	-	-	4.24	-	-	6.44
Tier 3	7.11	-	-	4.33	-	-	6.57
Tier 4	7.11	-	-	4.33	-	-	6.57
Variable Universal Life III
Tier 1	9.85	2.55	-	4.93	4.34	-	7.16
Tier 2	10.01	2.59	-	5.01	4.41	-	7.27
Tier 3	10.17	2.63	-	5.09	4.49	-	7.39
Tier 4	10.76	2.78	-	5.39	4.75	-	7.82

See Notes to Financial Statements

F-33

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML	MML
	Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
	Growth	Allocation	Bond	Equity	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
						(Service Class I)	(Class II)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	3.49	1.54	1.14	2.39	2.32	-	-
MassMutual ElectrumSM	2.93	1.40	1.06	2.06	1.89	2.65	-
Apex VUL	1.44	1.10	0.90	1.64	1.50	-	-
Apex VUL MM	1.25	1.07	1.04	1.10	1.06	-	-

See Notes to Financial Statements

F-34

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML
	Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Equity	Value	Global
	Division	Division	Division	Division	Division	Division	Division
	(Class III)						(Service Class I)
ASSETS
Investments
Number of shares	263,325	3,814	75,616	99,946	163,411	71,146	81,900
Identified cost	$7,901,093	$46,385	$550,546	$960,492	$1,720,419	$933,899	$299,277
Value	$9,424,409	$46,525	$564,852	$956,485	$1,877,598	$904,264	$323,506
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	2	-	-	-	-	-	1
Total assets	9,424,411	46,525	564,852	956,485	1,877,598	904,264	323,507
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	1	1	21	-	2	-
Total liabilities	-	1	1	21	-	2	-
NET ASSETS	$9,424,411	$46,524	$564,851	$956,464	$1,877,598	$904,262	$323,507
Outstanding units
Policy owners	5,755,878	40,911	283,276	621,396	682,627	465,182	192,104
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	2.03	-	-	-
Tier 2	-	-	-	2.06	-	-	-
Tier 3	-	-	-	2.09	-	-	-
Tier 4	-	-	-	2.22	-	-	-

See Notes to Financial Statements

F-35

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML
	Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Equity	Value	Global
	Division	Division	Division	Division	Division	Division	Division
	(Class III)						(Service Class I)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	2.88	1.40	3.28	2.33	-
MassMutual ElectrumSM	-	-	2.29	1.26	2.83	2.00	1.68
Apex VUL	1.68	1.14	1.41	1.20	1.56	1.63	-
Apex VUL MM	1.18	1.05	1.09	1.03	1.15	1.07	-

See Notes to Financial Statements

F-36

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		MML	MML	MML	MML Inflation-	MML	MML
	MML	Growth	High	Income	Protected	International	iShares® 60/40
	Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Class II)
Investments
Number of shares	180,758	995,379	41,862	118,250	646,498	40,684	7,600
Identified cost	$842,130	$7,132,377	$360,264	$1,209,430	$6,431,556	$413,454	$78,437
Value	$829,678	$7,833,629	$370,064	$1,162,397	$5,534,021	$414,974	$80,709
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	829,678	7,833,629	370,064	1,162,397	5,534,021	414,974	80,709
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	21	16	8	13	91	1	4
Total liabilities	21	16	8	13	91	1	4
NET ASSETS	$829,657	$7,833,613	$370,056	$1,162,384	$5,533,930	$414,973	$80,705
Outstanding units
Policy owners	293,315	2,520,335	290,831	375,122	3,092,841	321,003	68,905
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	2.44	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	2.00	-	-
Variable Universal Life	-	-	-	-	1.87	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	2.00	-	-
Variable Universal Life II
Tier 1	-	-	-	-	1.79	-	-
Tier 2	-	-	-	-	1.86	-	-
VUL GuardSM
Tier 1	-	-	-	-	1.81	-	-
Tier 2	-	-	-	-	1.67	-	-
Tier 3	-	-	-	-	1.59	-	-
Tier 4	-	-	-	-	1.62	-	-
Tier 5	-	-	-	-	1.76	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	1.56	-	-
Tier 2	-	-	-	-	1.59	-	-
Tier 3	-	-	-	-	1.62	-	-
Tier 4	-	-	-	-	1.62	-	-
Variable Universal Life III
Tier 1	4.24	3.76	-	4.44	1.64	-	-
Tier 2	4.31	3.83	-	4.51	1.67	-	-
Tier 3	4.38	3.89	-	4.59	1.69	-	-
Tier 4	4.64	4.11	-	4.85	1.79	-	-

See Notes to Financial Statements

F-37

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		MML	MML	MML	MML Inflation-	MML	MML
	MML	Growth	High	Income	Protected	International	iShares® 60/40
	Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
	Division	Division	Division	Division	Division	Division	Division
	(Class II)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	2.04	1.94	1.64	2.42	1.29	1.54	-
MassMutual ElectrumSM	-	1.70	1.37	1.97	1.21	1.28	-
Apex VUL	1.20	1.26	1.18	1.60	0.99	1.18	1.19
Apex VUL MM	1.05	1.09	1.08	1.10	1.04	1.01	1.10

See Notes to Financial Statements

F-38

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
	Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	9,020	118,825	1,977,824	802,242	394,361	329,817	275,846
Identified cost	$97,509	$1,705,754	$23,801,892	$10,242,927	$4,274,399	$2,748,934	$2,569,594
Value	$101,018	$2,043,793	$21,295,819	$10,842,555	$4,468,108	$2,678,116	$2,493,648
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	101,018	2,043,793	21,295,819	10,842,555	4,468,108	2,678,116	2,493,648
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	3	5	38	82	26	31	18
Total liabilities	3	5	38	82	26	31	18
NET ASSETS	$101,015	$2,043,788	$21,295,781	$10,842,473	$4,468,082	$2,678,085	$2,493,630
Outstanding units
Policy owners	81,170	809,308	9,491,694	3,840,274	1,252,056	975,451	932,751
UNIT VALUE
Variable Life Plus	$-	$-	$5.86	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	5.14	-	-	-	-
Strategic Variable Life®	-	-	3.29	-	-	-	-
Variable Life Select	-	-	3.09	-	-	-	-
Strategic Group Variable Universal Life®	-	-	2.28	-	-	-	2.11
Survivorship Variable Universal Life	-	-	2.68	2.85	-	-	-
Variable Universal Life	-	-	2.40	2.66	-	-	-
Strategic Variable Life® Plus	-	-	2.41	2.36	-	-	-
Survivorship Variable Universal Life II	-	-	2.59	2.85	-	-	-
Variable Universal Life II
Tier 1	-	-	2.05	2.48	-	-	-
Tier 2	-	-	1.98	2.96	-	-	-
VUL GuardSM
Tier 1	-	-	1.88	3.30	-	-	-
Tier 2	-	-	1.78	2.66	-	-	-
Tier 3	-	-	1.69	2.53	-	-	-
Tier 4	-	-	1.72	2.58	-	-	-
Tier 5	-	-	1.88	2.81	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	1.66	2.40	-	-	-
Tier 2	-	-	1.70	2.45	-	-	-
Tier 3	-	-	1.73	2.50	-	-	-
Tier 4	-	-	1.73	2.50	-	-	-
Variable Universal Life III
Tier 1	-	-	1.58	2.70	7.27	5.22	3.16
Tier 2	-	-	1.60	2.74	7.39	5.31	3.21
Tier 3	-	-	1.63	2.78	7.51	5.39	3.26
Tier 4	-	-	1.72	2.95	7.95	5.71	3.45

See Notes to Financial Statements

F-39

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
	Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	3.91	1.20	1.64	2.45	2.13	1.74
MassMutual ElectrumSM	-	3.37	1.14	1.51	2.05	1.71	1.55
Apex VUL	1.25	1.76	0.93	1.26	1.18	1.39	1.18
Apex VUL MM	1.12	1.27	1.06	1.12	1.10	1.07	1.08

See Notes to Financial Statements

F-40

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML Strategic	MML
	Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
	Bond	Equity	Growth Equity	Value	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	49,418	2,821,519	1,799,266	35,723	173,772	50,197	136,274
Identified cost	$446,433	$28,771,447	$21,202,856	$336,546	$1,627,838	$293,843	$2,269,222
Value	$450,691	$32,701,286	$19,520,379	$322,222	$1,598,700	$262,532	$2,268,957
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	450,691	32,701,286	19,520,379	322,222	1,598,700	262,532	2,268,957
LIABILITIES	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	1	68	93	2	17	5	20
Total liabilities	1	68	93	2	17	5	20
NET ASSETS	$450,690	$32,701,218	$19,520,286	$322,220	$1,598,683	$262,527	$2,268,937
Outstanding units
Policy owners	393,058	6,068,883	3,961,174	187,230	524,749	313,940	555,635
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	4.54	-	-	-	-
Variable Life Select	-	6.81	-	-	-	-	-
Strategic Group Variable Universal Life®	-	6.77	-	-	-	0.81	-
Survivorship Variable Universal Life	-	6.34	6.23	-	-	-	-
Variable Universal Life	-	7.24	4.63	-	-	-	-
Strategic Variable Life® Plus	-	7.62	4.26	-	-	-	-
Survivorship Variable Universal Life II	-	7.01	4.99	-	-	-	-
Variable Universal Life II
Tier 1	-	5.75	5.51	-	-	-	-
Tier 2	-	5.63	6.28	-	-	-	-
VUL GuardSM
Tier 1	-	6.55	7.90	-	-	-	-
Tier 2	-	5.06	5.65	-	-	-	-
Tier 3	-	4.80	5.36	-	-	-	-
Tier 4	-	4.90	5.47	-	-	-	-
Tier 5	-	5.34	5.96	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	4.92	5.69	-	-	-	-
Tier 2	-	5.03	5.81	-	-	-	-
Tier 3	-	5.13	5.93	-	-	-	-
Tier 4	-	5.13	5.93	-	-	-	-
Variable Universal Life III
Tier 1	-	6.13	5.89	-	5.39	-	6.27
Tier 2	-	6.23	5.98	-	5.48	-	6.37
Tier 3	-	6.33	6.08	-	5.57	-	6.48
Tier 4	-	6.70	6.43	-	5.89	-	6.86

See Notes to Financial Statements

F-41

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML Strategic	MML
	Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
	Bond	Equity	Growth Equity	Value	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	1.21	2.46	2.45	2.22	2.14	1.31	3.00
MassMutual ElectrumSM	1.16	2.01	2.05	1.72	1.76	1.08	2.49
Apex VUL	1.04	1.43	1.13	1.38	1.50	0.75	1.60
Apex VUL MM	1.05	1.12	1.12	1.07	1.10	0.99	1.14

See Notes to Financial Statements

F-42

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			PIMCO
	MML	MML	Commodity-	PIMCO
	Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
	Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	178,506	24,495,149	91,337	23,544	24,760	2,477	1,846
Identified cost	$1,585,920	$24,495,149	$560,867	$257,088	$189,242	$24,558	$21,447
Value	$1,558,361	$24,495,147	$507,835	$217,550	$179,260	$24,498	$21,252
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	2
Total assets	1,558,361	24,495,147	507,835	217,550	179,260	24,498	21,254
LIABILITIES	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	6	355	28	9	-	4	-
Total liabilities	6	355	28	9	-	4	-
NET ASSETS	$1,558,355	$24,494,792	$507,807	$217,541	$179,260	$24,494	$21,254
Outstanding units
Policy owners	1,506,307	20,371,690	432,962	210,929	133,274	22,123	17,893
UNIT VALUE
Variable Life Plus	$-	$2.37	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	2.08	-	-	-	-	-
Strategic Variable Life®	-	1.71	-	-	-	-	-
Variable Life Select	-	1.58	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	1.50	-	-	-	-	-
Variable Universal Life	-	1.35	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	1.38	-	-	-	-	-
Variable Universal Life II
Tier 1	-	1.16	-	-	-	-	-
Tier 2	-	1.27	-	-	-	-	-
VUL GuardSM
Tier 1	-	1.20	-	-	-	-	-
Tier 2	-	1.14	-	-	-	-	-
Tier 3	-	1.08	-	-	-	-	-
Tier 4	-	1.10	-	-	-	-	-
Tier 5	-	1.20	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	1.11	-	-	-	-	-
Tier 2	-	1.13	-	-	-	-	-
Tier 3	-	1.15	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	1.03	1.11	-	-	-	-
Tier 2	-	1.05	1.13	-	-	-	-
Tier 3	-	1.07	1.15	-	-	-	-
Tier 4	-	1.13	1.21	-	-	-	-

See Notes to Financial Statements

F-43

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			PIMCO
	MML	MML	Commodity-	PIMCO
	Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
	Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	1.12	1.15	-	-	-	-	-
MassMutual ElectrumSM	1.07	1.15	1.46	1.03	1.35	-	1.19
Apex VUL	0.87	1.07	-	-	-	1.11	-
Apex VUL MM	1.05	1.03	-	-	-	1.05	-

See Notes to Financial Statements

F-44

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
	PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
	Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	20,645	157,359	505,232	853,012	14,278	2,226,547	875,057
Identified cost	$188,729	$5,315,413	$22,663,120	$23,138,764	$67,530	$63,976,570	$11,390,917
Value	$186,633	$6,033,146	$30,359,407	$24,251,132	$66,966	$64,458,548	$12,040,783
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	186,633	6,033,146	30,359,407	24,251,132	66,966	64,458,548	12,040,783
LIABILITIES	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	5	9	40	76	8	30	50
Total liabilities	5	9	40	76	8	30	50
NET ASSETS	$186,628	$6,033,137	$30,359,367	$24,251,056	$66,958	$64,458,518	$12,040,733
Outstanding units
Policy owners	170,342	741,742	3,021,193	4,853,146	57,338	6,870,058	5,116,040
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$8.12	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	10.45	-	-	-	12.70	-
Variable Life Select	-	-	-	-	-	10.01	-
Strategic Group Variable Universal Life®	-	7.99	-	-	-	9.90	-
Survivorship Variable Universal Life	-	-	11.37	5.65	-	12.31	2.21
Variable Universal Life	-	-	10.65	5.30	-	11.00	1.93
Strategic Variable Life® Plus	-	8.73	-	-	1.82	10.92	-
Survivorship Variable Universal Life II	-	-	11.37	5.65	-	8.94	2.08
Variable Universal Life II
Tier 1	-	-	10.20	5.07	-	7.94	1.89
Tier 2	-	-	10.02	4.96	-	8.61	2.40
VUL GuardSM
Tier 1	-	-	10.77	5.36	-	10.23	2.82
Tier 2	-	-	9.01	4.47	-	7.75	2.16
Tier 3	-	-	8.55	4.24	-	7.35	2.05
Tier 4	-	-	8.73	4.33	-	7.51	2.09
Tier 5	-	-	9.50	4.71	-	8.17	2.28
Survivorship VUL GuardSM
Tier 1	-	-	8.51	3.95	-	-	1.94
Tier 2	-	-	8.69	4.03	-	-	1.98
Tier 3	-	-	8.87	4.11	-	-	2.02
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-45

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
	PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
	Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.10	-	-	-	1.17	-	-
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-46

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

Vest
	Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
	Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
	Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	5,731	26,696	70,336	52,054	17	157,750	298,017
Identified cost	$74,675	$480,458	$1,607,279	$608,953	$436	$1,682,342	$3,179,640
Value	$69,117	$491,467	$1,887,831	$611,118	$435	$1,738,408	$3,340,770
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	3	-
Total assets	69,117	491,467	1,887,831	611,118	435	1,738,411	3,340,770
LIABILITIES	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	7	3	2	-	-	4
Total liabilities	-	7	3	2	-	-	4
NET ASSETS	$69,117	$491,460	$1,887,828	$611,116	$435	$1,738,411	$3,340,766
Outstanding units
Policy owners	84,558	544,696	1,383,769	513,367	391	1,250,351	1,675,297
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-47

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

					Vest
	Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
	Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
	Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	0.82	-	-	-	-	1.39	1.99
Apex VUL	-	0.90	1.37	1.19	-	-	-
Apex VUL MM	-	1.04	1.13	1.15	1.11	-	-

See Notes to Financial Statements

F-48

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Voya	VY® CBRE
	Russell™	Global
	Small Cap Index	Real Estate
	Division	Division
ASSETS
Investments
Number of shares	65,571	59,879
Identified cost	$883,616	$614,580
Value	$916,023	$596,393
Dividends receivable	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-
Total assets	916,023	596,393
LIABILITIES	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	14
Total liabilities	-	14
NET ASSETS	$916,023	$596,379
Outstanding units
Policy owners	549,389	230,199
UNIT VALUE
Variable Life Plus	$-	$-
Large Case Variable Life Plus	-	-
Strategic Variable Life®	-	-
Variable Life Select	-	-
Strategic Group Variable Universal Life®	-	-
Survivorship Variable Universal Life	-	-
Variable Universal Life	-	-
Strategic Variable Life® Plus	-	-
Survivorship Variable Universal Life II	-	-
Variable Universal Life II
Tier 1	-	-
Tier 2	-	-
VUL GuardSM
Tier 1	-	-
Tier 2	-	-
Tier 3	-	-
Tier 4	-	-
Tier 5	-	-
Survivorship VUL GuardSM
Tier 1	-	-
Tier 2	-	-
Tier 3	-	-
Tier 4	-	-
Variable Universal Life III
Tier 1	-	2.44
Tier 2	-	2.48
Tier 3	-	2.52
Tier 4	-	2.67

See Notes to Financial Statements

F-49

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Voya	VY® CBRE
	Russell™	Global
	Small Cap Index	Real Estate
	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-
MassMutual ElectrumSM	1.67	-
Apex VUL	-	-
Apex VUL MM	-	-

See Notes to Financial Statements

F-50

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	American Funds
	Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
	Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
	Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
	Division	Division	Division	Division	Division	Division	Division
				(Class I)	(Class III)
Investment income
Dividends	$595,915	$567,156	$4,261	$20,554	$491	$38,643	$2,221
Expenses
Mortality and expense risk charge	78,269	147,426	124	8,320	69	2,073	1,271
Net investment income (loss)	517,646	419,730	4,137	12,234	422	36,570	950
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	186,329	1,096,212	2,629	(9,640)	1,978	1,639	(1,720)
Realized gain distribution	1,175,541	2,287,729	-	60,371	1,617	-	5,263
Realized gain (loss)	1,361,870	3,383,941	2,629	50,731	3,595	1,639	3,543
Change in net unrealized appreciation (depreciation) of investments	2,155,776	6,941,700	(2,079)	41,912	(1,069)	(14,407)	55,780
Net gain (loss) on investments	3,517,646	10,325,641	550	92,643	2,526	(12,768)	59,323
Net increase (decrease) in net assets
resulting from operations	4,035,292	10,745,371	4,687	104,877	2,948	23,802	60,273
Capital transactions:
Transfers of net premiums	785,889	1,352,026	20,350	317,941	4,725	87,862	11,274
Transfers due to death benefits	(238,669)	(227,420)	-	-	-	-	-
Transfers due to withdrawal of funds	(515,430)	(1,905,817)	13	(28,479)	2	27	(2)
Transfers due to policy loans, net of repayments	(630,547)	(1,150,303)	-	(17,523)	-	-	(6)
Transfers due to charges for administrative and insurance costs	(784,140)	(1,384,791)	(1,140)	(114,667)	(854)	(15,028)	(9,002)
Transfers between Divisions and (to) from General Account	661,670	2,848	(22,476)	863	3,426	1,189,769	254,515
Net increase (decrease) in net assets resulting from capital transactions	(721,227)	(3,313,457)	(3,253)	158,135	7,299	1,262,630	256,779
Total increase (decrease)	3,314,065	7,431,914	1,434	263,012	10,247	1,286,432	317,052
NET ASSETS, at beginning of the year	25,016,590	46,462,834	64,505	912,375	22,711	209,445	347,436
NET ASSETS, at end of the year	$28,330,655	$53,894,748	$65,939	$1,175,387	$32,958	$1,495,877	$664,488

See Notes to Financial Statements

F-51

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

						Fidelity®	Fidelity®
	DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
			(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$117,330	$2,254	$22,461	$238,431	$8,759	$9,623	$8,229
Expenses
Mortality and expense risk charge	28,456	61	6,035	433,691	69,781	5,364	1,259
Net investment income (loss)	88,874	2,193	16,426	(195,260)	(61,022)	4,259	6,970
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(197,663)	203	(3,860)	3,437,856	315,399	(457)	45,933
Realized gain distribution	274,994	-	-	15,230,201	1,166,334	-	-
Realized gain (loss)	77,331	203	(3,860)	18,668,057	1,481,733	(457)	45,933
Change in net unrealized appreciation (depreciation) of investments	868,893	(336)	(8,361)	16,357,512	1,176,820	68,998	(5,250)
Net gain (loss) on investments	946,224	(133)	(12,221)	35,025,569	2,658,553	68,541	40,683
Net increase (decrease) in net assets resulting from operations	1,035,098	2,060	4,205	34,830,309	2,597,531	72,800	47,653
Capital transactions:
Transfers of net premiums	326,616	17,982	196,723	4,266,922	167,838	182,645	-
Transfers due to death benefits	(23,547)	-	-	(300,469)	(9,716)	-	-
Transfers due to withdrawal of funds	(338,327)	8	(5,811)	(3,321,850)	(366,703)	(6,709)	(39)
Transfers due to policy loans, net of repayments	(211,425)	-	(7,528)	(3,186,907)	(45,864)	(9,288)	-
Transfers due to charges for administrative and insurance costs	(283,015)	(496)	(71,328)	(3,438,382)	(197,114)	(75,299)	(4,979)
Transfers between Divisions and (to) from General Account	182,365	(11,329)	(22,273)	983,486	80,760	11,476	513,418
Net increase (decrease) in net assets resulting from capital transactions	(347,333)	6,165	89,783	(4,997,200)	(370,799)	102,825	508,400
Total increase (decrease)	687,765	8,225	93,988	29,833,109	2,226,732	175,625	556,053
NET ASSETS, at beginning of the year	9,922,288	23,898	701,768	105,911,159	8,120,384	582,427	191,730
NET ASSETS, at end of the year	$10,610,053	$32,123	$795,756	$135,744,268	$10,347,116	$758,052	$747,783

See Notes to Financial Statements

F-52

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$3,423	$13,002	$33,615	$37,494	$5,353	$2,074	$2,210
Expenses
Mortality and expense risk charge	302	1,919	3,305	4,539	844	251	868
Net investment income (loss)	3,121	11,083	30,310	32,955	4,509	1,823	1,342
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	7,122	125,419	236,071	174,916	24,255	12,054	84,911
Realized gain distribution	3,440	691	3,375	28,735	5,649	2,005	6,450
Realized gain (loss)	10,562	126,110	239,446	203,651	29,904	14,059	91,361
Change in net unrealized appreciation (depreciation) of investments	(5,070)	(70,772)	(134,789)	(31,377)	5,779	(6,278)	(43,786)
Net gain (loss) on investments	5,492	55,338	104,657	172,274	35,683	7,781	47,575
Net increase (decrease) in net assets resulting from operations	8,613	66,421	134,967	205,229	40,192	9,604	48,917
Capital transactions:
Transfers of net premiums	644	102,965	90,845	292,969	34,674	10,587	70,926
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	13	(17)	56	54	-	1	(66,931)
Transfers due to policy loans, net of repayments	(25)	(11)	(1)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(2,296)	(10,946)	(16,781)	(18,299)	(3,445)	(1,145)	(5,014)
Transfers between Divisions and (to) from General Account	(53,313)	(1,032,571)	(104,175)	(114,622)	42,284	150,616	(230,220)
Net increase (decrease) in net assets resulting from capital transactions	(54,977)	(940,580)	(30,056)	160,102	73,513	160,059	(231,239)
Total increase (decrease)	(46,364)	(874,159)	104,911	365,331	113,705	169,663	(182,322)
NET ASSETS, at beginning of the year	119,673	1,236,852	1,465,133	1,757,413	298,104	17,022	351,866
NET ASSETS, at end of the year	$73,309	$362,693	$1,570,044	$2,122,744	$411,809	$186,685	$169,544

See Notes to Financial Statements

F-53

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

			Fidelity®				Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
	VIP	VIP	Freedom	VIP	VIP	VIP	International
	Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
	Division	Division	Division	Division	Division	Division	Division
							(Initial Class)
Investment income
Dividends	$76	$3,095	$19,429	$-	$-	$27,547	$27,563
Expenses
Mortality and expense risk charge	7	94	138	5,551	333	4,050	7,140
Net investment income (loss)	69	3,001	19,291	(5,551)	(333)	23,497	20,423
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(74)	3,096	(527)	555,747	612	233,456	(457)
Realized gain distribution	41	1,228	405	331,347	-	1,561	-
Realized gain (loss)	(33)	4,324	(122)	887,094	612	235,017	(457)
Change in net unrealized appreciation (depreciation) of investments	(338)	(14,002)	(29,789)	(357,307)	219	54,076	11,518
Net gain (loss) on investments	(371)	(9,678)	(29,911)	529,787	831	289,093	11,061
Net increase (decrease) in net assets resulting from operations	(302)	(6,677)	(10,620)	524,236	498	312,590	31,484
Capital transactions:
Transfers of net premiums	2,048	10,264	-	125,177	51,927	397,906	280,983
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(2)	1	-	(44)	(320)	(2,035)	(9,700)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	(20,349)
Transfers due to charges for administrative and insurance costs	(47)	(546)	(608)	(31,133)	(11,020)	(18,449)	(100,825)
Transfers between Divisions and (to) from General Account	3,880	256,854	667,288	(712,399)	1,701	716,875	3,955
Net increase (decrease) in net assets resulting from capital transactions	5,879	266,573	666,680	(618,399)	42,288	1,094,297	154,064
Total increase (decrease)	5,577	259,896	656,060	(94,163)	42,786	1,406,887	185,548
NET ASSETS, at beginning of the year	978	16,079	-	1,659,284	13,192	1,311,716	768,065
NET ASSETS, at end of the year	$6,555	$275,975	$656,060	$1,565,121	$55,978	$2,718,603	$953,613

See Notes to Financial Statements

F-54

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®				Fidelity®	Fidelity®	Fidelity®
	VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
	International	VIP	VIP	VIP	Strategic	Total Market	Total Market
	Index	Overseas	Real Estate	Real Estate	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
	(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Investment income
Dividends	$9,474	$1,828	$9	$8,558	$2,169	$34,355	$1,485
Expenses
Mortality and expense risk charge	817	71	1	348	345	17,290	272
Net investment income (loss)	8,657	1,757	8	8,210	1,824	17,065	1,213
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	25,128	(42)	40	5,612	315	52,992	(1,919)
Realized gain distribution	-	5,685	-	-	-	-	-
Realized gain (loss)	25,128	5,643	40	5,612	315	52,992	(1,919)
Change in net unrealized appreciation (depreciation) of investments	(22,891)	(11,270)	(18)	(9,580)	579	356,087	20,238
Net gain (loss) on investments	2,237	(5,627)	22	(3,968)	894	409,079	18,319
Net increase (decrease) in net assets resulting from operations	10,894	(3,870)	30	4,242	2,718	426,144	19,532
Capital transactions:
Transfers of net premiums	9,070	6,154	577	18,671	46,255	1,398,846	7,516
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	87	(55)	(197)	(4)	(85)	(16,885)	(821)
Transfers due to policy loans, net of repayments	-	-	-	-	-	(11,431)	-
Transfers due to charges for administrative and insurance costs	(4,186)	(2,975)	(185)	(2,812)	(2,216)	(258,487)	(3,165)
Transfers between Divisions and (to) from General Account	42,025	122,985	30	72,879	12,767	262,232	175,231
Net increase (decrease) in net assets resulting from capital transactions	46,996	126,109	225	88,734	56,721	1,374,275	178,761
Total increase (decrease)	57,890	122,239	255	92,976	59,439	1,800,419	198,293
NET ASSETS, at beginning of the year	299,275	993	18	132,673	250	1,391,581	-
NET ASSETS, at end of the year	$357,165	$123,232	$273	$225,649	$59,689	$3,192,000	$198,293

See Notes to Financial Statements

F-55

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
	Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
	Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
	VIP	VIP	VIP	Income	Insights	Value	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$70	$175,069	$114	$32,874	$5,189	$47	$25,748
Expenses
Mortality and expense risk charge	9	51,283	6	1,911	866	11	9,177
Net investment income (loss)	61	123,786	108	30,963	4,323	36	16,571
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	30	(41,740)	3	(11,480)	17,213	(4)	13,245
Realized gain distribution	294	432,711	-	-	6,037	407	147,212
Realized gain (loss)	324	390,971	3	(11,480)	23,250	403	160,457
Change in net unrealized appreciation (depreciation) of investments	(263)	1,513,523	(15)	(20,789)	(13,872)	46	94,707
Net gain (loss) on investments	61	1,904,494	(12)	(32,269)	9,378	449	255,164
Net increase (decrease) in net assets resulting from operations	122	2,028,280	96	(1,306)	13,701	485	271,735
Capital transactions:
Transfers of net premiums	-	865,401	695	27,279	26,167	133	8,603
Transfers due to death benefits	-	(32,995)	-	-	-	-	-
Transfers due to withdrawal of funds	(1)	(377,881)	-	1	2	(1)	(3)
Transfers due to policy loans, net of repayments	(4)	(346,147)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(235)	(539,212)	(90)	(12,253)	(4,713)	(125)	(20,893)
Transfers between Divisions and (to) from General Account	1,317	10,940	812	(129,826)	(132,530)	-	232,699
Net increase (decrease) in net assets resulting from capital transactions	1,077	(419,894)	1,417	(114,799)	(111,074)	7	220,406
Total increase (decrease)	1,199	1,608,386	1,513	(116,105)	(97,373)	492	492,141
NET ASSETS, at beginning of the year	3,013	17,951,363	1,712	897,802	262,452	2,901	2,085,010
NET ASSETS, at end of the year	$4,212	$19,559,749	$3,225	$781,697	$165,079	$3,393	$2,577,151

See Notes to Financial Statements

F-56

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Goldman Sachs	Goldman	Goldman	Invesco
	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
	Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$697	$-	$1,316	$185,942	$-	$-	$2,240
Expenses
Mortality and expense risk charge	146	38,796	794	98,196	1,522	410,173	260
Net investment income (loss)	551	(38,796)	522	87,746	(1,522)	(410,173)	1,980
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	40	277,750	3,289	(188,759)	147,782	567,898	213
Realized gain distribution	5,762	1,033,539	28,424	1,906,919	-	-	9,057
Realized gain (loss)	5,802	1,311,289	31,713	1,718,160	147,782	567,898	9,270
Change in net unrealized appreciation (depreciation) of investments	4,537	2,279,243	15,316	(2,406,658)	19,488	29,286,706	4,571
Net gain (loss) on investments	10,339	3,590,532	47,029	(688,498)	167,270	29,854,604	13,841
Net increase (decrease) in net assets resulting from operations	10,890	3,551,736	47,551	(600,752)	165,748	29,444,431	15,821
Capital transactions:
Transfers of net premiums	9,287	211,096	-	1,636,319	231,724	2,405,985	11,309
Transfers due to death benefits	-	(36,038)	-	(63,044)	-	(762,266)	-
Transfers due to withdrawal of funds	-	(498,958)	(2)	(620,264)	(207)	(3,673,737)	-
Transfers due to policy loans, net of repayments	-	(228,287)	-	(519,781)	-	(2,453,879)	-
Transfers due to charges for administrative and insurance costs	(822)	(324,266)	(4,922)	(859,841)	(6,136)	(2,702,443)	(1,450)
Transfers between Divisions and (to) from General Account	-	(519,880)	-	807,782	627,426	(75,017)	-
Net increase (decrease) in net assets resulting from capital transactions	8,465	(1,396,333)	(4,924)	381,171	852,807	(7,261,357)	9,859
Total increase (decrease)	19,355	2,155,403	42,627	(219,581)	1,018,555	22,183,074	25,680
NET ASSETS, at beginning of the year	55,319	11,902,030	172,804	27,225,387	438,128	90,430,969	105,109
NET ASSETS, at end of the year	$74,674	$14,057,433	$215,431	$27,005,806	$1,456,683	$112,614,043	$130,789

See Notes to Financial Statements

F-57

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
	Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$558,235	$-	$50,270	$56,319	$575	$-	$1,989
Expenses
Mortality and expense risk charge	52,428	314,829	9,057	9,992	68	406,111	135
Net investment income (loss)	505,807	(314,829)	41,213	46,327	507	(406,111)	1,854
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(109,322)	(653,506)	(2,700)	(21,165)	2,009	466,918	4,826
Realized gain distribution	-	-	106,996	50,005	171	6,439,036	-
Realized gain (loss)	(109,322)	(653,506)	104,296	28,840	2,180	6,905,954	4,826
Change in net unrealized appreciation (depreciation) of investments	(23,455)	16,012,043	165,024	44,084	(2,894)	9,250,763	(4,449)
Net gain (loss) on investments	(132,777)	15,358,537	269,320	72,924	(714)	16,156,717	377
Net increase (decrease) in net assets resulting from operations	373,030	15,043,708	310,533	119,251	(207)	15,750,606	2,231
Capital transactions:
Transfers of net premiums	1,158,619	2,179,783	225,339	27,632	-	3,166,724	16,254
Transfers due to death benefits	(95,833)	(593,739)	(3,675)	(4,026)	-	(738,637)	-
Transfers due to withdrawal of funds	(117,890)	(2,456,085)	(28,921)	(202,885)	4	(3,090,782)	(6)
Transfers due to policy loans, net of repayments	(292,419)	(1,364,455)	(38,498)	208	(5)	(2,404,042)	-
Transfers due to charges for administrative and insurance costs	(546,615)	(1,926,901)	(88,539)	(38,515)	(405)	(2,844,809)	(713)
Transfers between Divisions and (to) from General Account	307,443	1,204,108	(60,931)	(1)	10,154	1,877	(77,669)
Net increase (decrease) in net assets resulting from capital transactions	413,305	(2,957,289)	4,775	(217,587)	9,748	(5,909,669)	(62,134)
Total increase (decrease)	786,335	12,086,419	315,308	(98,336)	9,541	9,840,937	(59,903)
NET ASSETS, at beginning of the year	14,419,665	64,940,058	2,410,815	1,417,839	23,046	102,161,631	59,903
NET ASSETS, at end of the year	$15,206,000	$77,026,477	$2,726,123	$1,319,503	$32,587	$112,002,568	$-

See Notes to Financial Statements

F-58

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,013,269	$-	$-	$-	$2	$-	$151,721
Expenses
Mortality and expense risk charge	104,216	14,900	133,329	20,582	2	25,466	21,673
Net investment income (loss)	909,053	(14,900)	(133,329)	(20,582)	-	(25,466)	130,048
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(247,807)	12,046	(1,661,992)	59,254	89	(119,063)	-
Realized gain distribution	-	-	3,652,693	136,784	58	365,634	-
Realized gain (loss)	(247,807)	12,046	1,990,701	196,038	147	246,571	-
Change in net unrealized appreciation (depreciation) of investments	249,599	181,561	5,725,103	237,542	26	2,201,539	-
Net gain (loss) on investments	1,792	193,607	7,715,804	433,580	173	2,448,110	-
Net increase (decrease) in net assets resulting from operations	910,845	178,707	7,582,475	412,998	173	2,422,644	130,048
Capital transactions:
Transfers of net premiums	1,396,671	224,816	1,111,159	203,794	437	309,232	24,521
Transfers due to death benefits	(126,334)	(19,873)	(359,314)	-	-	(13,352)	(1,088)
Transfers due to withdrawal of funds	(573,923)	(159,064)	(1,699,290)	(97,166)	(1)	(127,328)	(415,255)
Transfers due to policy loans, net of repayments	(502,239)	(150,327)	(1,009,170)	(5,084)	-	(281,457)	142
Transfers due to charges for administrative and insurance costs	(1,074,391)	(156,497)	(1,079,750)	(115,082)	(16)	(262,869)	(49,210)
Transfers between Divisions and (to) from General Account	676,340	68,249	370,076	(7,501)	(193)	688,775	(139,207)
Net increase (decrease) in net assets resulting from capital transactions	(203,876)	(192,696)	(2,666,289)	(21,039)	227	313,001	(580,097)
Total increase (decrease)	706,969	(13,989)	4,916,186	391,959	400	2,735,645	(450,049)
NET ASSETS, at beginning of the year	32,214,532	4,264,786	33,454,278	3,497,729	781	7,081,524	3,487,142
NET ASSETS, at end of the year	$32,921,501	$4,250,797	$38,370,464	$3,889,688	$1,181	$9,817,169	$3,037,093

See Notes to Financial Statements

F-59

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

							Janus Henderson
	Janus	Janus	Janus	Janus	Janus	Janus	Global
	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
	Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
	Division	Division	Division	Division	Division	Division	Division
	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Investment income
Dividends	$28	$118,720	$34,006	$43	$208,380	$2,199	$-
Expenses
Mortality and expense risk charge	5	20,092	95,093	2,491	89,070	1,954	278
Net investment income (loss)	23	98,628	(61,087)	(2,448)	119,310	245	(278)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6	171,010	640,943	20,005	566,315	43,161	811
Realized gain distribution	-	-	1,774,971	26,033	875,559	13,030	-
Realized gain (loss)	6	171,010	2,415,914	46,038	1,441,874	56,191	811
Change in net unrealized appreciation (depreciation) of investments	158	653,971	5,125,915	52,576	4,028,391	21,554	7,188
Net gain (loss) on investments	164	824,981	7,541,829	98,614	5,470,265	77,745	7,999
Net increase (decrease) in net assets resulting from operations	187	923,609	7,480,742	96,166	5,589,575	77,990	7,721
Capital transactions:
Transfers of net premiums	-	182,853	537,499	8,595	365,708	2,998	39,181
Transfers due to death benefits	-	(40,407)	(202,548)	-	(67,496)	-	-
Transfers due to withdrawal of funds	(2)	(159,817)	(1,028,072)	889	(427,427)	(468)	(161)
Transfers due to policy loans, net of repayments	-	(129,382)	(576,805)	(7,644)	(427,400)	(10,199)	-
Transfers due to charges for administrative and insurance costs	(87)	(259,742)	(746,009)	(11,142)	(517,040)	(10,329)	(5,668)
Transfers between Divisions and (to) from General Account	-	33,118	210,899	105,542	92,534	(89,232)	9,931
Net increase (decrease) in net assets resulting from capital transactions	(89)	(373,377)	(1,805,036)	96,240	(981,121)	(107,230)	43,283
Total increase (decrease)	98	550,232	5,675,706	192,406	4,608,454	(29,240)	51,004
NET ASSETS, at beginning of the year	1,279	6,314,597	27,634,951	361,673	24,400,660	348,934	6,848
NET ASSETS, at end of the year	$1,377	$6,864,829	$33,310,657	$554,079	$29,009,114	$319,694	$57,852

See Notes to Financial Statements

F-60

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
		LVIP American	LVIP American	LVIP American
	Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
	Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
	Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$119	$-	$454,233	$1,330	$26,630	$529,408	$10,765
Expenses
Mortality and expense risk charge	284	4,814	121,104	65	4,539	60,192	5,034
Net investment income (loss)	(165)	(4,814)	333,129	1,265	22,091	469,216	5,731
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(29,885)	68,361	(543,853)	248	(4,293)	190,160	3,978
Realized gain distribution	-	105,851	-	-	-	1,018,938	89,717
Realized gain (loss)	(29,885)	174,212	(543,853)	248	(4,293)	1,209,098	93,695
Change in net unrealized appreciation (depreciation) of investments	56,399	320,993	4,297,957	(1,124)	3,862	(119,064)	303,734
Net gain (loss) on investments	26,514	495,205	3,754,104	(876)	(431)	1,090,034	397,429
Net increase (decrease) in net assets resulting from operations	26,349	490,391	4,087,233	389	21,660	1,559,250	403,160
Capital transactions:
Transfers of net premiums	2,035	84,709	947,032	2,607	247,206	549,860	416,674
Transfers due to death benefits	-	-	(170,166)	-	-	(49,239)	-
Transfers due to withdrawal of funds	(2)	(12)	(802,406)	-	1	(544,896)	-
Transfers due to policy loans, net of repayments	-	-	(874,382)	-	-	(348,824)	-
Transfers due to charges for administrativeand insurance costs	(2,619)	(22,826)	(911,129)	(606)	(12,969)	(487,441)	(14,516)
Transfers between Divisions and (to) from General Account	(134,615)	886,822	(79,506)	6,110	9,613	264,299	(117,112)
Net increase (decrease) in net assets resulting from capital transactions	(135,201)	948,693	(1,890,557)	8,111	243,851	(616,241)	285,046
Total increase (decrease)	(108,852)	1,439,084	2,196,676	8,500	265,511	943,009	688,206
NET ASSETS, at beginning of the year	187,722	1,116,866	32,556,160	28,181	1,482,934	17,272,536	1,487,382
NET ASSETS, at end of the year	$78,870	$2,555,950	$34,752,836	$36,681	$1,748,445	$18,215,545	$2,175,588

See Notes to Financial Statements

F-61

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
	VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
	Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
	Division	Division	Division	Division	Division	Division	Division
	(Standard Class)	(Service Class)
Investment income
Dividends	$727	$2,428	$16,149	$-	$8,293	$117	$9,839
Expenses
Mortality and expense risk charge	295	698	1,876	41	2,427	369	1,115
Net investment income (loss)	432	1,730	14,273	(41)	5,866	(252)	8,724
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(32)	1,765	17,867	537	91,914	71,583	(833)
Realized gain distribution	1,490	4,894	-	536	31,149	800	-
Realized gain (loss)	1,458	6,659	17,867	1,073	123,063	72,383	(833)
Change in net unrealized appreciation (depreciation) of investments	2,034	4,492	(2,536)	3,549	(26,534)	(29,945)	(13,330)
Net gain (loss) on investments	3,492	11,151	15,331	4,622	96,529	42,438	(14,163)
Net increase (decrease) in net assets resulting from operations	3,924	12,881	29,604	4,581	102,395	42,186	(5,439)
Capital transactions:
Transfers of net premiums	10,522	7,984	191,352	-	169,295	13,388	104,767
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(107)	(15,252)	22	-	106	(6)	1
Transfers due to policy loans, net of repayments	(2,493)	-	-	(40)	-	-	-
Transfers due to charges for administrative and insurance costs	(4,142)	(548)	(8,469)	(1,882)	(9,754)	(3,134)	(3,209)
Transfers between Divisions and (to) from General Account	26	43	32,671	-	15,672	(442,014)	45,570
Net increase (decrease) in net assets resulting from capital transactions	3,806	(7,773)	215,576	(1,922)	175,319	(431,766)	147,129
Total increase (decrease)	7,730	5,108	245,180	2,659	277,714	(389,580)	141,690
NET ASSETS, at beginning of the year	31,629	123,761	549,291	15,791	820,214	402,105	316,017
NET ASSETS, at end of the year	$39,359	$128,869	$794,471	$18,450	$1,097,928	$12,525	$457,707

See Notes to Financial Statements

F-62

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MFS®		MFS®	MFS®	MFS®	MFS®
	Government	MFS®	International	Investors	Mid Cap	New	MFS®
	Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$29	$-	$24,694	$6,375	$8,450	$-	$5,887
Expenses
Mortality and expense risk charge	2	17,360	4,458	2,560	1,551	25,335	5,179
Net investment income (loss)	27	(17,360)	20,236	3,815	6,899	(25,335)	708
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3	122,390	17,986	(2,147)	53,280	(150,839)	17,692
Realized gain distribution	-	210,627	79,624	64,865	28,493	-	56,600
Realized gain (loss)	3	333,017	97,610	62,718	81,773	(150,839)	74,292
Change in net unrealized appreciation (depreciation) of investments	(23)	420,277	6,933	88,126	(23,632)	563,222	85,847
Net gain (loss) on investments	(20)	753,294	104,543	150,844	58,141	412,383	160,139
Net increase (decrease) in net assets resulting from operations	7	735,934	124,779	154,659	65,040	387,048	160,847
Capital transactions:
Transfers of net premiums	25	56,048	397,721	19,133	50,357	148,881	6,772
Transfers due to death benefits	-	-	-	(3,443)	-	(27,037)	-
Transfers due to withdrawal of funds	1	(152,786)	(43)	(13,034)	825	(268,063)	(33,384)
Transfers due to policy loans, net of repayments	-	(17,851)	-	(31,285)	-	(71,645)	(4,871)
Transfers due to charges for administrative and insurance costs	(13)	(58,631)	(14,094)	(14,153)	(9,079)	(158,751)	(24,490)
Transfers between Divisions and (to) from General Account	196	(148,610)	(49,828)	35,117	390,428	116,942	-
Net increase (decrease) in net assets resulting from capital transactions	209	(321,830)	333,756	(7,665)	432,531	(259,673)	(55,973)
Total increase (decrease)	216	414,104	458,535	146,994	497,571	127,375	104,874
NET ASSETS, at beginning of the year	548	2,558,706	1,348,571	803,220	243,211	6,284,209	910,716
NET ASSETS, at end of the year	$764	$2,972,810	$1,807,106	$950,214	$740,782	$6,411,584	$1,015,590

See Notes to Financial Statements

F-63

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
				MML
			MML	American Funds	MML	MML
	MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
	Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$948	$104,103	$83,171	$29,797	$-	$76,306	$641,576
Expenses
Mortality and expense risk charge	91	15,116	30,622	10,294	44,004	16,518	137,352
Net investment income (loss)	857	88,987	52,549	19,503	(44,004)	59,788	504,224
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6)	9,068	(84,418)	(1,486)	(288,844)	(20,620)	(185,164)
Realized gain distribution	1,170	471,485	133,083	28,041	480,072	-	320,337
Realized gain (loss)	1,164	480,553	48,665	26,555	191,228	(20,620)	135,173
Change in net unrealized appreciation (depreciation) of investments	2,276	47,967	696,740	132,601	1,453,938	202,989	3,790,414
Net gain (loss) on investments	3,440	528,520	745,405	159,156	1,645,166	182,369	3,925,587
Net increase (decrease) in net assets resulting from operations	4,297	617,507	797,954	178,659	1,601,162	242,157	4,429,811
Capital transactions:
Transfers of net premiums	7,046	734,127	1,347,921	192,191	1,501,544	412,540	1,400,227
Transfers due to death benefits	-	-	-	-	(132)	(480)	(144,672)
Transfers due to withdrawal of funds	1	19	(116,762)	(2,423)	(306,823)	(278,811)	(1,467,353)
Transfers due to policy loans, net of repayments	-	-	(162,012)	(1,457)	(346,447)	(18,664)	(459,853)
Transfers due to charges for administrative and insurance costs	(508)	(41,339)	(515,325)	(77,716)	(476,121)	(162,341)	(1,373,508)
Transfers between Divisions and (to) from General Account	-	(84,652)	118,886	(215,561)	(289)	(819,810)	(175,312)
Net increase (decrease) in net assets resulting from capital transactions	6,539	608,155	672,708	(104,966)	371,732	(867,566)	(2,220,471)
Total increase (decrease)	10,836	1,225,662	1,470,662	73,693	1,972,894	(625,409)	2,209,340
NET ASSETS, at beginning of the year	34,444	5,209,972	6,206,660	1,642,666	5,056,453	3,406,810	31,734,010
NET ASSETS, at end of the year	$45,280	$6,435,634	$7,677,322	$1,716,359	$7,029,347	$2,781,401	$33,943,350

See Notes to Financial Statements

F-64

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML		MML	MML	MML
	Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
	Growth	Allocation	Bond	Equity	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
						(Service Class I)	(Class II)
Investment income
Dividends	$-	$49,114	$10,055	$2,199,325	$54,948	$50,208	$1,397,696
Expenses
Mortality and expense risk charge	90,774	12,355	966	492,472	15,121	14,580	496,195
Net investment income (loss)	(90,774)	36,759	9,089	1,706,853	39,827	35,628	901,501
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	888,474	(43,834)	(3,981)	1,678,835	(20,630)	369,754	2,523,866
Realized gain distribution	1,600,710	-	-	1,171,364	179,354	230,627	3,823,218
Realized gain (loss)	2,489,184	(43,834)	(3,981)	2,850,199	158,724	600,381	6,347,084
Change in net unrealized appreciation (depreciation) of investments	3,979,392	102,696	(6,635)	14,147,486	124,491	830,543	19,225,407
Net gain (loss) on investments	6,468,576	58,862	(10,616)	16,997,685	283,215	1,430,924	25,572,491
Net increase (decrease) in net assets resulting from operations	6,377,802	95,621	(1,527)	18,704,538	323,042	1,466,552	26,473,992
Capital transactions:
Transfers of net premiums	1,548,950	133,081	34,868	3,549,928	316,329	714,167	2,765,938
Transfers due to death benefits	(15,427)	(475)	-	(912,412)	-	-	(329,129)
Transfers due to withdrawal of funds	(2,057,182)	(83,559)	(16,812)	(2,222,685)	(35,881)	7	(4,010,790)
Transfers due to policy loans, net of repayments	(592,769)	(2,253)	2,831	(1,971,068)	(84,325)	(76)	(1,406,491)
Transfers due to charges for administrative and insurance costs	(715,658)	(62,562)	(5,489)	(3,868,203)	(134,526)	(73,846)	(3,098,284)
Transfers between Divisions and (to) from General Account	261,528	201,493	(78)	1,181,494	(1,107,372)	(1,108,569)	472,303
Net increase (decrease) in net assets resulting from capital transactions	(1,570,558)	185,725	15,320	(4,242,946)	(1,045,775)	(468,317)	(5,606,453)
Total increase (decrease)	4,807,244	281,346	13,793	14,461,592	(722,733)	998,235	20,867,539
NET ASSETS, at beginning of the year	18,760,783	1,841,074	185,010	100,476,822	3,455,063	5,837,511	112,287,793
NET ASSETS, at end of the year	$23,568,027	$2,122,420	$198,803	$114,938,414	$2,732,330	$6,835,746	$133,155,332

See Notes to Financial Statements

F-65

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML		MML	MML
	Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Equity	Value	Global
	Division	Division	Division	Division	Division	Division	Division
	(Class III)						(Service Class I)
Investment income
Dividends	$101,280	$367	$5,089	$28,830	$12,407	$3,609	$2,724
Expenses
Mortality and expense risk charge	60,652	334	1,804	3,668	4,057	2,010	751
Net investment income (loss)	40,628	33	3,285	25,162	8,350	1,599	1,973
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,698)	(153)	1,598	13,805	2,353	(4,291)	432
Realized gain distribution	249,116	3,166	23,354	-	144,654	28,949	17,047
Realized gain (loss)	244,418	3,013	24,952	13,805	147,007	24,658	17,479
Change in net unrealized appreciation (depreciation) of investments	1,273,031	138	17,759	(14,537)	155,352	(28,764)	(4,494)
Net gain (loss) on investments	1,517,449	3,151	42,711	(732)	302,359	(4,106)	12,985
Net increase (decrease) in net assets resulting from operations	1,558,077	3,184	45,996	24,430	310,709	(2,507)	14,958
Capital transactions:
Transfers of net premiums	1,689,907	44,367	116,846	145,493	38,880	44,645	22,548
Transfers due to death benefits	(4,563)	-	-	-	-	-	-
Transfers due to withdrawal of funds	(97,869)	129	(25,702)	(3,171)	(691)	(1,173)	(2)
Transfers due to policy loans, net of repayments	(5,553)	-	11	(15,118)	(79)	(12)	-
Transfers due to charges for administrative and insurance costs	(582,411)	(1,208)	(25,490)	(25,010)	(17,173)	(18,407)	(5,724)
Transfers between Divisions and (to) from General Account	1,085,380	-	(3,759)	(22,338)	435,935	705,609	-
Net increase (decrease) in net assets resulting from capital transactions	2,084,891	43,288	61,906	79,856	456,872	730,662	16,822
Total increase (decrease)	3,642,968	46,472	107,902	104,286	767,581	728,155	31,780
NET ASSETS, at beginning of the year	5,781,443	52	456,949	852,178	1,110,017	176,107	291,727
NET ASSETS, at end of the year	$9,424,411	$46,524	$564,851	$956,464	$1,877,598	$904,262	$323,507

See Notes to Financial Statements

F-66

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		MML	MML	MML	MML Inflation-	MML	MML
	MML	Growth	High	Income	Protected	International	iShares® 60/40
	Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
	Division	Division	Division	Division	Division	Division	Division
	(Class II)
Investment income
Dividends	$7,998	$119,644	$22,878	$33,411	$252,157	$2,591	$1,468
Expenses
Mortality and expense risk charge	4,311	26,074	2,777	6,329	17,321	1,303	393
Net investment income (loss)	3,687	93,570	20,101	27,082	234,836	1,288	1,075
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,871)	(132,756)	139	61,656	(70,883)	7	911
Realized gain distribution	40,367	4,765	-	209,327	-	-	229
Realized gain (loss)	36,496	(127,991)	139	270,983	(70,883)	7	1,140
Change in net unrealized appreciation (depreciation) of investments	(431)	772,617	8,823	(40,187)	(30,627)	(4,712)	2,100
Net gain (loss) on investments	36,065	644,626	8,962	230,796	(101,510)	(4,705)	3,240
Net increase (decrease) in net assets resulting from operations	39,752	738,196	29,063	257,878	133,326	(3,417)	4,315
Capital transactions:
Transfers of net premiums	140,092	790,392	154,189	361,175	341,852	30,436	80,948
Transfers due to death benefits	-	-	-	-	(82,169)	-	-
Transfers due to withdrawal of funds	(54,318)	(118,970)	(41,278)	(23,396)	(89,236)	(624)	(76)
Transfers due to policy loans, net of repayments	(24,769)	(279,669)	(4,022)	(9,286)	(102,051)	17	-
Transfers due to charges for administrative and insurance costs	(39,407)	(273,319)	(23,122)	(74,595)	(212,448)	(6,880)	(25,015)
Transfers between Divisions and (to) from General Account	5,504	87,846	3,898	(847,532)	181,924	247,768	14,183
Net increase (decrease) in net assets resulting from capital transactions	27,102	206,280	89,665	(593,634)	37,872	270,717	70,040
Total increase (decrease)	66,854	944,476	118,728	(335,756)	171,198	267,300	74,355
NET ASSETS, at beginning of the year	762,803	6,889,137	251,328	1,498,140	5,362,732	147,673	6,350
NET ASSETS, at end of the year	$829,657	$7,833,613	$370,056	$1,162,384	$5,533,930	$414,973	$80,705

See Notes to Financial Statements

F-67

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
	Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,566	$-	$981,860	$62,846	$-	$46,086	$52,827
Expenses
Mortality and expense risk charge	494	8,443	79,242	30,334	18,880	11,615	11,733
Net investment income (loss)	1,072	(8,443)	902,618	32,512	(18,880)	34,471	41,094
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,587	67,025	(407,205)	30,673	(52,441)	(137,511)	(90,564)
Realized gain distribution	386	132,739	-	332,747	221,301	93,517	-
Realized gain (loss)	2,973	199,764	(407,205)	363,420	168,860	(43,994)	(90,564)
Change in net unrealized appreciation (depreciation) of investments	2,432	275,284	225,542	1,004,192	238,531	204,007	241,241
Net gain (loss) on investments	5,405	475,048	(181,663)	1,367,612	407,391	160,013	150,677
Net increase (decrease) in net assets resulting from operations	6,477	466,605	720,955	1,400,124	388,511	194,484	191,771
Capital transactions:
Transfers of net premiums	98,784	374,612	1,073,158	471,973	625,789	413,645	286,873
Transfers due to death benefits	-	-	(198,325)	(73,237)	-	-	(535)
Transfers due to withdrawal of funds	(313)	(88,733)	(878,939)	(346,251)	(152,718)	(59,453)	(160,524)
Transfers due to policy loans, net of repayments	-	(17,985)	(348,125)	(352,324)	(131,350)	(56,393)	(337)
Transfers due to charges for administrative and insurance costs	(28,515)	(98,876)	(834,353)	(375,862)	(169,802)	(114,298)	(99,872)
Transfers between Divisions and (to) from General Account	1,945	680,397	180,368	185,108	381,822	149,467	(60,030)
Net increase (decrease) in net assets resulting from capital transactions	71,901	849,415	(1,006,216)	(490,593)	553,741	332,968	(34,425)
Total increase (decrease)	78,378	1,316,020	(285,261)	909,531	942,252	527,452	157,346
NET ASSETS, at beginning of the year	22,637	727,768	21,581,042	9,932,942	3,525,830	2,150,633	2,336,284
NET ASSETS, at end of the year	$101,015	$2,043,788	$21,295,781	$10,842,473	$4,468,082	$2,678,085	$2,493,630

See Notes to Financial Statements

F-68

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML	MML Strategic	MML
	Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
	Bond	Equity	Growth Equity	Value	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$16,844	$-	$8,696	$3,914	$13,209	$1,841	$21,656
Expenses
Mortality and expense risk charge	1,176	107,077	59,348	2,477	6,982	1,882	11,100
Net investment income (loss)	15,668	(107,077)	(50,652)	1,437	6,227	(41)	10,556
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,853	314,038	(470,501)	(33,466)	(37,674)	(16,945)	(125,341)
Realized gain distribution	-	1,964,467	-	-	100,092	-	103,636
Realized gain (loss)	9,853	2,278,505	(470,501)	(33,466)	62,418	(16,945)	(21,705)
Change in net unrealized appreciation (depreciation) of investments	(10)	1,471,352	2,277,179	52,040	79,033	11,115	382,219
Net gain (loss) on investments	9,843	3,749,857	1,806,678	18,574	141,451	(5,830)	360,514
Net increase (decrease) in net assets resulting from operations	25,511	3,642,780	1,756,026	20,011	147,678	(5,871)	371,070
Capital transactions:
Transfers of net premiums	24,452	1,171,940	772,077	43,945	222,151	57,766	259,448
Transfers due to death benefits	-	(99,742)	(30,044)	-	-	-	-
Transfers due to withdrawal of funds	(3,336)	(944,420)	(704,326)	(22,457)	(132,041)	(7,449)	(66,966)
Transfers due to policy loans, net of repayments	18	(817,934)	(355,747)	(3,206)	(35,443)	(5,083)	(26,049)
Transfers due to charges for administrative and insurance costs	(12,770)	(907,090)	(518,420)	(13,438)	(69,792)	(17,079)	(102,600)
Transfers between Divisions and (to) from General Account	54,034	1,358,347	343,203	(179,465)	137,716	10,324	(93,813)
Net increase (decrease) in net assets resulting from capital transactions	62,398	(238,899)	(493,257)	(174,621)	122,591	38,479	(29,980)
Total increase (decrease)	87,909	3,403,881	1,262,769	(154,610)	270,269	32,608	341,090
NET ASSETS, at beginning of the year	362,781	29,297,337	18,257,517	476,830	1,328,414	229,919	1,927,847
NET ASSETS, at end of the year	$450,690	$32,701,218	$19,520,286	$322,220	$1,598,683	$262,527	$2,268,937

See Notes to Financial Statements

F-69

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

			PIMCO
	MML	MML	Commodity-	PIMCO
	Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
	Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$71,086	$1,169,235	$10,434	$7,722	$10,132	$829	$556
Expenses
Mortality and expense risk charge	4,864	75,604	1,865	439	399	111	54
Net investment income (loss)	66,222	1,093,631	8,569	7,283	9,733	718	502
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	19,646	-	(25,491)	(3,343)	(220)	117	280
Realized gain distribution	-	-	-	-	-	-	-
Realized gain (loss)	19,646	-	(25,491)	(3,343)	(220)	117	280
Change in net unrealized appreciation (depreciation) of investments	(38,468)	-	34,493	(5,275)	1,676	(317)	(365)
Net gain (loss) on investments	(18,822)	-	9,002	(8,618)	1,456	(200)	(85)
Net increase (decrease) in net assets resulting from operations	47,400	1,093,631	17,571	(1,335)	11,189	518	417
Capital transactions:
Transfers of net premiums	114,723	7,384,065	66,374	12,206	1,080	16,348	15,769
Transfers due to death benefits	-	(220,552)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,003)	(1,554,247)	(24,228)	(1)	27	1	1
Transfers due to policy loans, net of repayments	(4,456)	(624,426)	(46,417)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(38,904)	(1,256,038)	(17,396)	(3,458)	(1,738)	(7,116)	(395)
Transfers between Divisions and (to) from General Account	953,341	(2,917,279)	15,600	(3,798)	-	(129)	(16,006)
Net increase (decrease) in net assets resulting from capital transactions	1,023,701	811,523	(6,067)	4,949	(631)	9,104	(631)
Total increase (decrease)	1,071,101	1,905,154	11,504	3,614	10,558	9,622	(214)
NET ASSETS, at beginning of the year	487,254	22,589,638	496,303	213,927	168,702	14,872	21,468
NET ASSETS, at end of the year	$1,558,355	$24,494,792	$507,807	$217,541	$179,260	$24,494	$21,254

See Notes to Financial Statements

F-70

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
	PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
	Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$7,316	$4,260	$-	$442,691	$2,910	$-	$292,923
Expenses
Mortality and expense risk charge	363	39,323	76,782	65,899	162	251,431	34,136
Net investment income (loss)	6,953	(35,063)	(76,782)	376,792	2,748	(251,431)	258,787
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,911	88,012	816,063	232,988	8	435,415	8,993
Realized gain distribution	-	658,172	1,223,473	1,580,149	-	5,820,673	-
Realized gain (loss)	2,911	746,184	2,039,536	1,813,137	8	6,256,088	8,993
Change in net unrealized appreciation (depreciation) of investments	(5,551)	486,984	6,034,193	370,254	449	(546,791)	(441,062)
Net gain (loss) on investments	(2,640)	1,233,168	8,073,729	2,183,391	457	5,709,297	(432,069)
Net increase (decrease) in net assets resulting from operations	4,313	1,198,105	7,996,947	2,560,183	3,205	5,457,866	(173,282)
Capital transactions:
Transfers of net premiums	10,769	80,504	421,340	742,899	-	1,457,599	553,659
Transfers due to death benefits	-	(645)	(125,012)	(93,107)	-	(268,960)	(121,720)
Transfers due to withdrawal of funds	6	(172,814)	(509,989)	(741,899)	5	(2,110,607)	(258,035)
Transfers due to policy loans, net of repayments	-	(1,220)	(347,872)	(501,752)	(160)	(1,373,723)	(282,040)
Transfers due to charges for administrative and insurance costs	(3,371)	(61,764)	(540,416)	(750,581)	(7,630)	(1,642,037)	(424,109)
Transfers between Divisions and (to) from General Account	17,497	(24,769)	472,385	312,417	-	246,904	784,201
Net increase (decrease) in net assets resulting from capital transactions	24,901	(180,708)	(629,564)	(1,032,023)	(7,785)	(3,690,824)	251,956
Total increase (decrease)	29,214	1,017,397	7,367,383	1,528,160	(4,580)	1,767,042	78,674
NET ASSETS, at beginning of the year	157,414	5,015,740	22,991,984	22,722,896	71,538	62,691,476	11,962,059
NET ASSETS, at end of the year	$186,628	$6,033,137	$30,359,367	$24,251,056	$66,958	$64,458,518	$12,040,733
See Notes to Financial Statements

F-71

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

					Vest
	Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
	Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
	Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$12,856	$21,905	$16,431	$-	$50,305	$32,728
Expenses
Mortality and expense risk charge	152	3,774	13,280	4,448	-	4,211	7,570
Net investment income (loss)	(152)	9,082	8,625	11,983	-	46,094	25,158
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(81)	(7,290)	(18,331)	(14,699)	3	83,688	34,000
Realized gain distribution	-	479	18,257	13,861	6	-	290,298
Realized gain (loss)	(81)	(6,811)	(74)	(838)	9	83,688	324,298
Change in net unrealized appreciation (depreciation) of investments	(7,867)	4,145	209,604	12,407	-	(89,569)	99,849
Net gain (loss) on investments	(7,948)	(2,666)	209,530	11,569	9	(5,881)	424,147
Net increase (decrease) in net assets resulting from operations	(8,100)	6,416	218,155	23,552	9	40,213	449,305
Capital transactions:
Transfers of net premiums	14,234	129,075	620,663	158,095	576	110,100	537,732
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	(8,408)	(20,803)	(4,603)	(2)	9	10
Transfers due to policy loans, net of repayments	-	(14,277)	(30,502)	(6,302)	-	-	-
Transfers due to charges for administrative and insurance costs	(874)	(48,828)	(167,410)	(60,692)	(148)	(14,381)	(31,498)
Transfers between Divisions and (to) from General Account	466	(24,475)	(145,069)	(4,411)	-	(266,437)	(566,409)
Net increase (decrease) in net assets resulting from capital transactions	13,826	33,087	256,879	82,087	426	(170,709)	(60,165)
Total increase (decrease)	5,726	39,503	475,034	105,639	435	(130,496)	389,140
NET ASSETS, at beginning of the year	63,391	451,957	1,412,794	505,477	-	1,868,907	2,951,626
NET ASSETS, at end of the year	$69,117	$491,460	$1,887,828	$611,116	$435	$1,738,411	$3,340,766

See Notes to Financial Statements

F-72

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Voya	VY® CBRE
	Russell™	Global
	Small Cap Index	Real Estate
	Division	Division
Investment income
Dividends	$8,350	$17,132
Expenses
Mortality and expense risk charge	1,799	2,079
Net investment income (loss)	6,551	15,053
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	50,570	(20,132)
Realized gain distribution	53,691	-
Realized gain (loss)	104,261	(20,132)
Change in net unrealized appreciation (depreciation) of investments	(25,207)	2,844
Net gain (loss) on investments	79,054	(17,288)
Net increase (decrease) in net assets resulting from operations	85,605	(2,235)
Capital transactions:
Transfers of net premiums	60,877	61,966
Transfers due to death benefits	-	-
Transfers due to withdrawal of funds	6	(34,179)
Transfers due to policy loans, net of repayments	-	(45,066)
Transfers due to charges for administrative and insurance costs	(13,662)	(16,687)
Transfers between Divisions and (to) from General Account	17,650	4,823
Net increase (decrease) in net assets resulting from capital transactions	64,871	(29,143)
Total increase (decrease)	150,476	(31,378)
NET ASSETS, at beginning of the year	765,547	627,757
NET ASSETS, at end of the year	$916,023	$596,379

See Notes to Financial Statements

F-73

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

	American	American	American	American		American Funds
	Century	Century	Century	Century	American	Insurance Series®	American Funds
	VP Capital	VP Disciplined	VP Inflation	VP	Century	Asset	Insurance Series®
	Appreciation	Core Value	Protection	International	VP Value	Allocation	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$476,703	$958	$17,735	$391,383	$530,993	$585,020
Expenses
Mortality and expense risk charge	2,502	108,088	71	3,692	55,682	69,809	124,686
Net investment income (loss)	(2,502)	368,615	887	14,043	335,701	461,184	460,334
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(16,855)	(653,771)	(1,163)	(6,847)	205,920	(99,566)	240,127
Realized gain distribution	1,362	-	-	-	1,274,827	921,152	2,244,505
Realized gain (loss)	(15,493)	(653,771)	(1,163)	(6,847)	1,480,747	821,586	2,484,632
Change in net unrealized appreciation (depreciation) of investments	202,276	2,787,656	1,359	144,370	(422,540)	1,850,137	6,850,825
Net gain (loss) on investments	186,783	2,133,885	196	137,523	1,058,207	2,671,723	9,335,457
Net increase (decrease) in net assets resulting from operations	184,281	2,502,500	1,083	151,566	1,393,908	3,132,907	9,795,791
Capital transactions:
Transfers of net premiums	114,030	1,034,979	-	144,605	574,847	828,840	1,444,210
Transfers due to death benefits	-	(151,246)	-	-	(82,689)	(129,463)	(127,842)
Transfers due to withdrawal of funds	(1)	(996,171)	-	-	(333,949)	(689,915)	(1,219,292)
Transfers due to policy loans, net of repayments	-	(561,096)	-	-	(309,804)	(983,297)	(1,396,174)
Transfers due to charges for administrative and insurance costs	(6,365)	(984,860)	(460)	(12,764)	(525,839)	(792,976)	(1,374,715)
Transfers between Divisions and (to) from General Account	(49,397)	221,815	(4,860)	(1,703)	284,645	299,903	405,848
Net increase (decrease) in net assets resulting from capital transactions	58,267	(1,436,579)	(5,320)	130,138	(392,789)	(1,466,908)	(2,267,965)
Total increase (decrease)	242,548	1,065,921	(4,237)	281,704	1,001,119	1,665,999	7,527,826
NET ASSETS, at beginning of the year	874,318	31,490,239	32,418	1,201,230	16,271,417	23,350,591	38,935,008
NET ASSETS, at end of the year	$1,116,866	$32,556,160	$28,181	$1,482,934	$17,272,536	$25,016,590	$46,462,834

See Notes to Financial Statements

F-74

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon	Delaware	Delaware
	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap	Ivy VIP Asset	Ivy VIP Asset
	V.I.	V.I.	V.I.	V.I.	Stock	Strategy	Strategy
	Division	Division	Division	Division	Division	Division	Division
	(Class I)	(Class I)	(Class III)			(Class I)	(Class II)
Investment income
Dividends	$3,779	$10,866	$240	$8,551	$1,753	$727	$2,507
Expenses
Mortality and expense risk charge	144	5,530	37	549	790	201	685
Net investment income (loss)	3,635	5,336	203	8,002	963	526	1,822
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	123	(32,643)	(611)	(3,387)	(14,160)	(329)	(65)
Realized gain distribution	-	21,180	548	-	10,299	-	-
Realized gain (loss)	123	(11,463)	(63)	(3,387)	(3,861)	(329)	(65)
Change in net unrealized appreciation (depreciation) of investments	4,323	117,421	2,662	8,237	56,762	3,059	12,318
Net gain (loss) on investments	4,446	105,958	2,599	4,850	52,901	2,730	12,253
Net increase (decrease) in net assets resulting from operations	8,081	111,294	2,802	12,852	53,864	3,256	14,075
Capital transactions:
Transfers of net premiums	1,533	358,354	8,585	123,056	-	13,495	7,495
Transfers due to death benefits	-	8	-	-	-	-	-
Transfers due to withdrawal of funds	24	(6,790)	(2)	18	(1)	(92)	(95)
Transfers due to policy loans, net of repayments	-	(26,899)	-	-	(391)	-	-
Transfers due to charges for administrative and insurance costs	(935)	(103,962)	(783)	(3,868)	(8,525)	(3,933)	(411)
Transfers between Divisions and (to) from General Account	(21,786)	16,709	2,111	(198,233)	(6,115)	-	48
Net increase (decrease) in net assets resulting from capital transactions	(21,164)	237,420	9,911	(79,027)	(15,032)	9,470	7,037
Total increase (decrease)	(13,083)	348,714	12,713	(66,175)	38,832	12,726	21,112
NET ASSETS, at beginning of the year	77,588	563,661	9,998	275,620	308,604	18,903	102,649
NET ASSETS, at end of the year	$64,505	$912,375	$22,711	$209,445	$347,436	$31,629	$123,761

See Notes to Financial Statements

F-75

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

					Eaton Vance
	Delaware	Delaware VIP®	Delaware VIP®	DWS	VT	Fidelity®	Fidelity®
	Ivy VIP Science	Emerging	Small Cap	Small Cap	Floating-Rate	VIP	VIP
	and Technology	Markets	Value	Index	Income	Bond Index	Contrafund®
	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)	(Service Class)				(Initial Class)	(Initial Class)
Investment income
Dividends	$-	$2,591	$4,069	$103,463	$2,531	$15,814	$469,907
Expenses
Mortality and expense risk charge	39	525	1,609	26,520	75	4,610	328,968
Net investment income (loss)	(39)	2,066	2,460	76,943	2,456	11,204	140,939
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	163	(25,280)	(48,333)	(400,421)	48	(10,187)	1,247,192
Realized gain distribution	865	-	27,276	221,789	-	-	3,386,849
Realized gain (loss)	1,028	(25,280)	(21,057)	(178,632)	48	(10,187)	4,634,041
Change in net unrealized appreciation (depreciation) of investments	3,914	50,294	83,371	1,530,752	807	26,624	22,126,662
Net gain (loss) on investments	4,942	25,014	62,314	1,352,120	855	16,437	26,760,703
Net increase (decrease) in net assets resulting from operations	4,903	27,080	64,774	1,429,063	3,311	27,641	26,901,642
Capital transactions:
Transfers of net premiums	-	24,534	189,228	343,056	361	276,525	4,296,087
Transfers due to death benefits	-	-	-	(7,035)	-	-	(464,106)
Transfers due to withdrawal of funds	(1)	(3)	4	(312,774)	12	(19,006)	(3,583,683)
Transfers due to policy loans, net of repayments	(2,219)	-	-	(206,159)	-	(6,114)	(2,436,624)
Transfers due to charges for administrative and insurance costs	(1,133)	(4,314)	(8,075)	(295,142)	(534)	(71,069)	(3,235,133)
Transfers between Divisions and (to) from General Account	-	315,077	148,974	(149,716)	(20,068)	19,107	1,124,010
Net increase (decrease) in net assets resulting from capital transactions	(3,353)	335,294	330,131	(627,770)	(20,229)	199,443	(4,299,449)
Total increase (decrease)	1,550	362,374	394,905	801,293	(16,918)	227,084	22,602,193
NET ASSETS, at beginning of the year	14,241	186,917	425,309	9,120,995	40,816	474,684	83,308,966
NET ASSETS, at end of the year	$15,791	$549,291	$820,214	$9,922,288	$23,898	$701,768	$105,911,159

See Notes to Financial Statements

F-76

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Fidelity®	Fidelity®
	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	Extended	Extended	VIP	VIP	VIP	VIP
	Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Division	Division	Division	Division	Division	Division	Division
	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$28,905	$9,126	$2,712	$2,781	$31,139	$30,309	$30,207
Expenses
Mortality and expense risk charge	54,568	3,436	368	139	2,711	2,606	3,705
Net investment income (loss)	(25,663)	5,690	2,344	2,642	28,428	27,703	26,502
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	332,425	(10,119)	(6,134)	(104)	25,427	35,810	36,112
Realized gain distribution	264,712	-	-	298	-	-	2,959
Realized gain (loss)	597,137	(10,119)	(6,134)	194	25,427	35,810	39,071
Change in net unrealized appreciation (depreciation) of investments	1,525,055	76,636	19,782	6,828	77,340	65,657	177,480
Net gain (loss) on investments	2,122,192	66,517	13,648	7,022	102,767	101,467	216,551
Net increase (decrease) in net assets resulting from operations	2,096,529	72,207	15,992	9,664	131,195	129,170	243,053
Capital transactions:
Transfers of net premiums	216,096	241,278	-	38	144,243	128,222	122,709
Transfers due to death benefits	(25,169)	9	(1)	-	-	-	-
Transfers due to withdrawal of funds	(633,775)	(1,098)	-	-	-	(1)	10
Transfers due to policy loans, net of repayments	(10,323)	(3,017)	-	(1,650)	(708)	(57)	-
Transfers due to charges for administrative and insurance costs	(182,012)	(66,346)	(1,995)	(1,472)	(20,888)	(16,575)	(13,759)
Transfers between Divisions and (to) from General Account	(62,747)	7,184	177,734	99,879	181,902	811,465	(11,116)
Net increase (decrease) in net assets resulting from capital transactions	(697,930)	178,010	175,738	96,795	304,549	923,054	97,844
Total increase (decrease)	1,398,599	250,217	191,730	106,459	435,744	1,052,224	340,897
NET ASSETS, at beginning of the year	6,721,785	332,210	-	13,214	801,108	412,909	1,416,516
NET ASSETS, at end of the year	$8,120,384	$582,427	$191,730	$119,673	$1,236,852	$1,465,133	$1,757,413

See Notes to Financial Statements

F-77

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Growth	Health Care
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$4,020	$222	$4,332	$12	$198	$548	$-
Expenses
Mortality and expense risk charge	539	44	629	12	90	3,725	22
Net investment income (loss)	3,481	178	3,703	-	108	(3,177)	(22)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,487	167	954	459	2,017	(2,841)	(66)
Realized gain distribution	2,915	239	2,747	19	528	67,868	-
Realized gain (loss)	9,402	406	3,701	478	2,545	65,027	(66)
Change in net unrealized appreciation (depreciation) of investments	28,127	1,890	39,461	117	4,379	343,031	807
Net gain (loss) on investments	37,529	2,296	43,162	595	6,924	408,058	741
Net increase (decrease) in net assets resulting from operations	41,010	2,474	46,865	595	7,032	404,881	719
Capital transactions:
Transfers of net premiums	16,799	501	63,177	38	1,511	250,961	8,434
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(2)	-	(1)	-	(1)	(5)	(14)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(2,554)	(352)	(4,371)	(59)	(742)	(27,349)	(1,707)
Transfers between Divisions and (to) from General Account	56,854	1,562	72,035	(568)	(36,831)	27,488	5,760
Net increase (decrease) in net assets resulting from capital transactions	71,097	1,711	130,840	(589)	(36,063)	251,095	12,473
Total increase (decrease)	112,107	4,185	177,705	6	(29,031)	655,976	13,192
NET ASSETS, at beginning of the year	185,997	12,837	174,161	972	45,110	1,003,308	-
NET ASSETS, at end of the year	$298,104	$17,022	$351,866	$978	$16,079	$1,659,284	$13,192

See Notes to Financial Statements

F-78

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Fidelity®	Fidelity®				Fidelity®
	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
	VIP	International	International	VIP	VIP	VIP	Strategic
	Index 500	Index	Index	Overseas	Real Estate	Real Estate	Income
	Division	Division	Division	Division	Division	Division	Division
	(Service Class)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Investment income
Dividends	$18,505	$19,399	$7,031	$9	$-	$2,842	$3
Expenses
Mortality and expense risk charge	3,956	4,821	507	1	-	269	-
Net investment income (loss)	14,549	14,578	6,524	8	-	2,573	3
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	104,287	(7,808)	4,434	2	-	(13,646)	-
Realized gain distribution	17,480	-	-	2	-	4,524	-
Realized gain (loss)	121,767	(7,808)	4,434	4	-	(9,122)	-
Change in net unrealized appreciation (depreciation) of investments	146,599	76,962	13,066	48	-	20,646	2
Net gain (loss) on investments	268,366	69,154	17,500	52	-	11,524	2
Net increase (decrease) in net assets resulting from operations	282,915	83,732	24,024	60	-	14,097	5
Capital transactions:
Transfers of net premiums	390,390	324,090	14,124	1,350	22	5,817	417
Transfers due to death benefits	-	4	-	-	-	-	-
Transfers due to withdrawal of funds	7	(2,612)	(2)	-	-	(2)	-
Transfers due to policy loans, net of repayments	-	(8,188)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(27,869)	(98,462)	(3,639)	(417)	(5)	(2,460)	(172)
Transfers between Divisions and (to) from General Account	360,554	2,498	227,661	-	1	8,819	-
Net increase (decrease) in net assets resulting from capital transactions	723,082	217,330	238,144	933	18	12,174	245
Total increase (decrease)	1,005,997	301,062	262,168	993	18	26,271	250
NET ASSETS, at beginning of the year	305,719	467,003	37,107	-	-	106,402	-
NET ASSETS, at end of the year	$1,311,716	$768,065	$299,275	$993	$18	$132,673	$250

See Notes to Financial Statements

F-79

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Fidelity®	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman
	VIP	Global	Small Cap	Strategic	Sachs	International	Sachs
	Total Market	Discovery	Value	Income	Core Fixed	Equity	Large Cap
	Index	VIP	VIP	VIP	Income	Insights	Value
	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)
Investment income
Dividends	$12,276	$72	$84,951	$56	$22,946	$6,739	$48
Expenses
Mortality and expense risk charge	6,223	6	46,116	3	1,865	734	9
Net investment income (loss)	6,053	66	38,835	53	21,081	6,005	39
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(8,595)	86	(364,509)	(1)	(53,626)	2,998	(16)
Realized gain distribution	-	156	920,950	-	-	-	245
Realized gain (loss)	(8,595)	242	556,441	(1)	(53,626)	2,998	229
Change in net unrealized appreciation (depreciation) of investments	205,437	146	1,402,529	50	78,715	28,059	60
Net gain (loss) on investments	196,842	388	1,958,970	49	25,089	31,057	289
Net increase (decrease) in net assets resulting from operations	202,895	454	1,997,805	102	46,170	37,062	328
Capital transactions:
Transfers of net premiums	736,765	-	593,591	866	26,102	41,769	49
Transfers due to death benefits	-	-	(29,546)	-	-	-	-
Transfers due to withdrawal of funds	(2,188)	1	(612,061)	-	-	-	-
Transfers due to policy loans, net of repayments	(7,862)	(288)	(285,577)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(134,008)	(159)	(563,328)	(72)	(14,155)	(4,726)	(129)
Transfers between Divisions and (to) from General Account	94,376	1,007	348,634	(86)	107,623	475	-
Net increase (decrease) in net assets resulting from capital transactions	687,083	561	(548,287)	708	119,570	37,518	(80)
Total increase (decrease)	889,978	1,015	1,449,518	810	165,740	74,580	248
NET ASSETS, at beginning of the year	501,603	1,998	16,501,845	902	732,062	187,872	2,653
NET ASSETS, at end of the year	$1,391,581	$3,013	$17,951,363	$1,712	$897,802	$262,452	$2,901

See Notes to Financial Statements

F-80

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Goldman	Goldman Sachs	Goldman	Goldman	Invesco
	Sachs	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Equity	Strategic	U.S. Equity	International	American	Capital
	Value	Insights	Growth	Insights	Growth	Franchise	Appreciation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$20,049	$515	$-	$1,102	$151,707	$-	$-
Expenses
Mortality and expense risk charge	7,537	113	31,701	627	89,934	678	319,059
Net investment income (loss)	12,512	402	(31,701)	475	61,773	(678)	(319,059)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,506)	(126)	(21,349)	2,612	(1,666,324)	59,110	(2,481,706)
Realized gain distribution	49,381	-	444,208	-	-	7,164	-
Realized gain (loss)	46,875	(126)	422,859	2,612	(1,666,324)	66,274	(2,481,706)
Change in net unrealized appreciation (depreciation) of investments	147,288	7,929	3,164,941	30,064	6,427,615	35,772	26,955,775
Net gain (loss) on investments	194,163	7,803	3,587,800	32,676	4,761,291	102,046	24,474,069
Net increase (decrease) in net assets resulting from operations	206,675	8,205	3,556,099	33,151	4,823,064	101,368	24,155,010
Capital transactions:
Transfers of net premiums	3,052	8,680	225,156	-	1,764,679	231,726	2,548,719
Transfers due to death benefits	-	-	(67,990)	-	(95,271)	-	(528,416)
Transfers due to withdrawal of funds	(4)	-	(175,374)	(4)	(790,627)	-	(3,264,994)
Transfers due to policy loans, net of repayments	-	-	(188,058)	-	(503,768)	-	(1,405,237)
Transfers due to charges for administrative and insurance costs	(18,328)	(603)	(331,608)	(5,096)	(904,045)	(3,866)	(2,606,275)
Transfers between Divisions and (to) from General Account	3,417	-	(72,855)	-	(2,023,474)	(87,798)	233,377
Net increase (decrease) in net assets resulting from capital transactions	(11,863)	8,077	(610,729)	(5,100)	(2,552,506)	140,062	(5,022,826)
Total increase (decrease)	194,812	16,282	2,945,370	28,051	2,270,558	241,430	19,132,184
NET ASSETS, at beginning of the year	1,890,198	39,037	8,956,660	144,753	24,954,829	196,698	71,298,785
NET ASSETS, at end of the year	$2,085,010	$55,319	$11,902,030	$172,804	$27,225,387	$438,128	$90,430,969

See Notes to Financial Statements

F-81

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Conservative	Invesco V.I.	Discovery	Diversified	EQV International	Invesco V.I.
	Comstock	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Equity	Global
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,818	$25,663	$365,700	$-	$46,079	$43	$213,199
Expenses
Mortality and expense risk charge	217	10,701	47,623	270,458	8,183	52	366,875
Net investment income (loss)	1,601	14,962	318,077	(270,458)	37,896	(9)	(153,676)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	102	(96)	(321,635)	(1,424,213)	(26,841)	(1,419)	130,143
Realized gain distribution	11,188	-	-	-	189,769	16	10,781,420
Realized gain (loss)	11,290	(96)	(321,635)	(1,424,213)	162,928	(1,403)	10,911,563
Change in net unrealized appreciation (depreciation) of investments	(2,304)	145,675	815,863	9,080,411	(8,866)	4,736	18,064,435
Net gain (loss) on investments	8,986	145,579	494,228	7,656,198	154,062	3,333	28,975,998
Net increase (decrease) in net assets resulting from operations	10,587	160,541	812,305	7,385,740	191,958	3,324	28,822,322
Capital transactions:
Transfers of net premiums	16,045	64,256	1,187,566	2,395,334	225,544	-	3,278,192
Transfers due to death benefits	-	(20,038)	(79,399)	(199,584)	(2,237)	-	(701,652)
Transfers due to withdrawal of funds	-	(199,638)	(206,993)	(2,175,705)	(19,936)	-	(3,206,884)
Transfers due to policy loans, net of repayments	-	179	(161,974)	(969,861)	(50,538)	(293)	(1,562,777)
Transfers due to charges for administrative and insurance costs	(1,150)	(37,765)	(552,036)	(1,934,639)	(95,402)	(312)	(2,947,991)
Transfers between Divisions and (to) from General Account	-	443	(613,581)	957,199	(139,590)	2,931	(11,105,466)
Net increase (decrease) in net assets resulting from capital transactions	14,895	(192,563)	(426,417)	(1,927,256)	(82,159)	2,326	(16,246,578)
Total increase (decrease)	25,482	(32,022)	385,888	5,458,484	109,799	5,650	12,575,744
NET ASSETS, at beginning of the year	79,627	1,449,861	14,033,777	59,481,574	2,301,016	17,396	89,585,887
NET ASSETS, at end of the year	$105,109	$1,417,839	$14,419,665	$64,940,058	$2,410,815	$23,046	$102,161,631
See Notes to Financial Statements

F-82

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global Real	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.
	Estate	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$684	$-	$-	$266,073	$37,621	$-	$-
Expenses
Mortality and expense risk charge	109	77,608	13,809	113,281	17,905	2	20,082
Net investment income (loss)	575	(77,608)	(13,809)	152,792	19,716	(2)	(20,082)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,178)	(517,263)	(100,917)	(1,911,179)	30,372	2	(827,628)
Realized gain distribution	-	-	-	2,163,513	-	13	-
Realized gain (loss)	(2,178)	(517,263)	(100,917)	252,334	30,372	15	(827,628)
Change in net unrealized appreciation (depreciation) of investments	5,838	2,919,664	225,687	6,010,003	468,433	90	3,260,208
Net gain (loss) on investments	3,660	2,402,401	124,770	6,262,337	498,805	105	2,432,580
Net increase (decrease) in net assets resulting from operations	4,235	2,324,793	110,961	6,415,129	518,521	103	2,412,498
Capital transactions:
Transfers of net premiums	43,862	1,495,840	258,790	1,236,738	209,164	22	340,060
Transfers due to death benefits	-	(175,172)	(3,456)	(211,175)	(4,852)	-	(46,244)
Transfers due to withdrawal of funds	-	(721,312)	(69,255)	(1,453,844)	(113,163)	-	(86,615)
Transfers due to policy loans, net of repayments	-	(494,868)	(145,084)	(561,873)	5,655	-	(189,471)
Transfers due to charges for administrative and insurance costs	(708)	(1,055,286)	(170,526)	(1,100,828)	(110,634)	(14)	(246,710)
Transfers between Divisions and (to) from General Account	(18,094)	11,741,150	20,042	226,284	(15,033)	93	(379,311)
Net increase (decrease) in net assets resulting from capital transactions	25,060	10,790,352	(109,489)	(1,864,698)	(28,863)	101	(608,291)
Total increase (decrease)	29,295	13,115,145	1,472	4,550,431	489,658	204	1,804,207
NET ASSETS, at beginning of the year	30,608	19,099,387	4,263,314	28,903,847	3,008,071	577	5,277,317
NET ASSETS, at end of the year	$59,903	$32,214,532	$4,264,786	$33,454,278	$3,497,729	$781	$7,081,524

See Notes to Financial Statements

F-83

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Janus	Janus	Janus	Janus	Janus	Janus
	U.S. Government	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson
	Money	Balanced	Balanced	Forty	Forty	Global Research	Global Research
	Division	Division	Division	Division	Division	Division	Division
		(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Investment income
Dividends	$189,445	$26	$109,530	$47,233	$408	$144,367	$2,459
Expenses
Mortality and expense risk charge	28,932	4	18,979	78,139	1,875	45,445	1,643
Net investment income (loss)	160,513	22	90,551	(30,906)	(1,467)	98,922	816
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	(8)	204,672	(21,513)	(3,641)	309,677	889
Realized gain distribution	-	-	-	-	-	302,504	9,214
Realized gain (loss)	-	(8)	204,672	(21,513)	(3,641)	612,181	10,103
Change in net unrealized appreciation (depreciation) of investments	-	160	557,264	8,221,708	110,807	2,924,439	62,396
Net gain (loss) on investments	-	152	761,936	8,200,195	107,166	3,536,620	72,499
Net increase (decrease) in net assets resulting from operations	160,513	174	852,487	8,169,289	105,699	3,635,542	73,315
Capital transactions:
Transfers of net premiums	1,502,410	-	200,006	596,177	8,646	408,874	3,140
Transfers due to death benefits	(6,425)	-	(387,451)	(233,742)	-	(148,787)	-
Transfers due to withdrawal of funds	(2,571,076)	(1)	(61,222)	(1,111,134)	(18,030)	(326,913)	(5,653)
Transfers due to policy loans, net of repayments	(12,947)	-	(126,222)	(439,074)	(7,472)	(351,200)	(4,953)
Transfers due to charges for administrative and insurance costs	(57,532)	(97)	(260,239)	(719,969)	(8,631)	(393,097)	(12,102)
Transfers between Divisions and (to) from General Account	(66,297)	-	145,260	(184,365)	(639)	11,750,384	1,813
Net increase (decrease) in net assets resulting from capital transactions	(1,211,867)	(98)	(489,868)	(2,092,107)	(26,126)	10,939,261	(17,755)
Total increase (decrease)	(1,051,354)	76	362,619	6,077,182	79,573	14,574,803	55,560
NET ASSETS, at beginning of the year	4,538,496	1,203	5,951,978	21,557,769	282,100	9,825,857	293,374
NET ASSETS, at end of the year	$3,487,142	$1,279	$6,314,597	$27,634,951	$361,673	$24,400,660	$348,934

See Notes to Financial Statements

F-84

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Janus Henderson			MFS®
	Global	Lord Abbett	LVIP	Blended	MFS®	MFS®
	Technology and	Developing	JPMorgan	Research®	Global	Government	MFS®
	Innovation	Growth	U.S. Equity	Core Equity	Real Estate	Securities	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$-	$8,892	$4,929	$813	$7	$-
Expenses
Mortality and expense risk charge	16	404	1,399	879	233	1	15,026
Net investment income (loss)	(16)	(404)	7,493	4,050	580	6	(15,026)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	22	(3,732)	(658)	(29,167)	(301)	-	66,835
Realized gain distribution	-	-	26,123	27,695	6,622	-	189,137
Realized gain (loss)	22	(3,732)	25,465	(1,472)	6,321	-	255,972
Change in net unrealized appreciation (depreciation) of investments	639	17,954	101,017	90,129	3,341	13	492,364
Net gain (loss) on investments	661	14,222	126,482	88,657	9,662	13	748,336
Net increase (decrease) in net assets resulting from operations	645	13,818	133,975	92,707	10,242	19	733,310
Capital transactions:
Transfers of net premiums	6,407	2,860	-	-	32	26	45,421
Transfers due to death benefits	-	-	-	-	-	-	(1,802)
Transfers due to withdrawal of funds	(21)	-	2	-	(1)	-	(261,165)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	1,377
Transfers due to charges for administrative and insurance costs	(638)	(4,153)	(5,840)	(9,083)	(1,056)	(11)	(57,515)
Transfers between Divisions and (to) from General Account	455	27,479	857,150	(56,475)	214,429	178	(128,252)
Net increase (decrease) in net assets resulting from capital transactions	6,203	26,186	851,312	(65,558)	213,404	193	(401,936)
Total increase (decrease)	6,848	40,004	985,287	27,149	223,646	212	331,374
NET ASSETS, at beginning of the year	-	147,718	502,095	374,956	92,371	336	2,227,332
NET ASSETS, at end of the year	$6,848	$187,722	$1,487,382	$402,105	$316,017	$548	$2,558,706

See Notes to Financial Statements

F-85

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MFS®	MFS®	MFS®	MFS®
	International	Investors	Mid Cap	New	MFS®	MFS®	MFS®
	Intrinsic Value	Trust	Value	Discovery	Research	Utilities	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$3,797	$6,607	$3,781	$-	$4,584	$1,165	$73,602
Expenses
Mortality and expense risk charge	1,303	2,869	499	24,776	4,720	78	10,731
Net investment income (loss)	2,494	3,738	3,282	(24,776)	(136)	1,087	62,871
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(42,368)	14,553	(6,106)	(378,136)	15,165	(16)	6,674
Realized gain distribution	39,450	50,846	7,170	-	48,451	1,803	309,371
Realized gain (loss)	(2,918)	65,399	1,064	(378,136)	63,616	1,787	316,045
Change in net unrealized appreciation (depreciation) of investments	83,461	83,953	20,581	1,182,971	108,231	(3,569)	(43,478)
Net gain (loss) on investments	80,543	149,352	21,645	804,835	171,847	(1,782)	272,567
Net increase (decrease) in net assets resulting from operations	83,037	153,090	24,927	780,059	171,711	(695)	335,438
Capital transactions:
Transfers of net premiums	23,287	21,030	131,574	179,864	12,838	5,637	316,034
Transfers due to death benefits	-	(1,689)	-	(20,457)	-	-	-
Transfers due to withdrawal of funds	(2)	(33,909)	1	(137,546)	(73,603)	-	-
Transfers due to policy loans, net of repayments	-	(202,146)	-	(109,543)	4,614	-	-
Transfers due to charges for administrative and insurance costs	(6,450)	(16,568)	(3,318)	(166,308)	(21,439)	(411)	(36,320)
Transfers between Divisions and (to) from General Account	782,025	(9,246)	(50,561)	43,755	502	-	438,410
Net increase (decrease) in net assets resulting from capital transactions	798,860	(242,528)	77,696	(210,235)	(77,088)	5,226	718,124
Total increase (decrease)	881,897	(89,438)	102,623	569,824	94,623	4,531	1,053,562
NET ASSETS, at beginning of the year	466,674	892,658	140,588	5,714,385	816,093	29,913	4,156,410
NET ASSETS, at end of the year	$1,348,571	$803,220	$243,211	$6,284,209	$910,716	$34,444	$5,209,972

See Notes to Financial Statements

F-86

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		MML
	MML	American Funds	MML	MML		MML	MML
	Aggressive	Core	American Funds	Balanced	MML	Blue Chip	Conservative
	Allocation	Allocation	Growth	Allocation	Blend	Growth	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$162,627	$46,125	$54,576	$103,173	$512,285	$-	$56,273
Expenses
Mortality and expense risk charge	24,383	7,225	26,630	15,115	122,614	67,367	10,965
Net investment income (loss)	138,244	38,900	27,946	88,058	389,671	(67,367)	45,308
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(205,843)	(7,626)	(196,925)	(83,220)	(677,075)	(904,227)	(41,515)
Realized gain distribution	669,548	135,852	582,345	265,210	-	-	126,289
Realized gain (loss)	463,705	128,226	385,420	181,990	(677,075)	(904,227)	84,774
Change in net unrealized appreciation (depreciation) of investments	308,253	(26,666)	691,623	65,660	5,059,741	7,093,552	41,487
Net gain (loss) on investments	771,958	101,560	1,077,043	247,650	4,382,666	6,189,325	126,261
Net increase (decrease) in net assets resulting from operations	910,202	140,460	1,104,989	335,708	4,772,337	6,121,958	171,569
Capital transactions:
Transfers of net premiums	1,329,438	462,705	1,533,990	452,330	1,414,427	1,570,169	174,564
Transfers due to death benefits	(3,223)	-	-	-	(168,791)	(8,248)	-
Transfers due to withdrawal of funds	(193,854)	(2,212)	(112,738)	(126,769)	(837,781)	(872,229)	(45,688)
Transfers due to policy loans, net of repayments	(256,992)	(770)	(117,110)	(4,920)	(358,047)	(499,787)	(2,209)
Transfers due to charges for administrative and insurance costs	(483,667)	(58,311)	(408,730)	(165,226)	(1,433,754)	(654,799)	(51,863)
Transfers between Divisions and (to) from General Account	50,133	423,768	484,472	742,031	(480,623)	839,422	125,429
Net increase (decrease) in net assets resulting from capital transactions	441,835	825,180	1,379,884	897,446	(1,864,569)	374,528	200,233
Total increase (decrease)	1,352,037	965,640	2,484,873	1,233,154	2,907,768	6,496,486	371,802
NET ASSETS, at beginning of the year	4,854,623	677,026	2,571,580	2,173,656	28,826,242	12,264,297	1,469,272
NET ASSETS, at end of the year	$6,206,660	$1,642,666	$5,056,453	$3,406,810	$31,734,010	$18,760,783	$1,841,074

See Notes to Financial Statements

F-87

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML		MML	MML	MML	MML	MML
	Dynamic	MML	Equity	Equity	Equity	Equity	Equity
	Bond	Equity	Income	Index	Index	Index	Rotation
	Division	Division	Division	Division	Division	Division	Division
Investment income				(Service Class I)	(Class II)	(Class III)
Dividends	$7,464	$2,055,201	$71,438	$50,557	$1,437,400	$67,940	$-
Expenses
Mortality and expense risk charge	777	427,608	13,729	12,640	404,828	32,274	-
Net investment income (loss)	6,687	1,627,593	57,709	37,917	1,032,572	35,666	-
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,592)	1,245,674	(35,581)	(295,638)	959,333	(91,616)	1
Realized gain distribution	-	7,831,639	256,743	506,176	9,600,365	403,425	-
Realized gain (loss)	(2,592)	9,077,313	221,162	210,538	10,559,698	311,809	1
Change in net unrealized appreciation (depreciation) of investments	7,209	(2,515,322)	5,478	916,005	11,420,117	590,078	2
Net gain (loss) on investments	4,617	6,561,991	226,640	1,126,543	21,979,815	901,887	3
Net increase (decrease) in net assets resulting from operations	11,304	8,189,584	284,349	1,164,460	23,012,387	937,553	3
Capital transactions:
Transfers of net premiums	58,173	3,625,668	308,572	657,795	2,826,150	2,003,031	71
Transfers due to death benefits	-	(1,449,574)	-	-	(947,930)	-	-
Transfers due to withdrawal of funds	29	(2,402,393)	(54,899)	1	(3,617,984)	(15,537)	-
Transfers due to policy loans, net of repayments	(3,568)	(1,275,736)	(20,806)	(4,546)	(796,273)	(15,251)	-
Transfers due to charges for administrative and insurance costs	(5,063)	(3,952,454)	(156,237)	(49,577)	(3,032,604)	(424,756)	(22)
Transfers between Divisions and (to) from General Account	12,403	167,490	321,422	(952,083)	638,202	581,030	-
Net increase (decrease) in net assets resulting from capital transactions	61,974	(5,286,999)	398,052	(348,410)	(4,930,439)	2,128,517	49
Total increase (decrease)	73,278	2,902,585	682,401	816,050	18,081,948	3,066,070	52
NET ASSETS, at beginning of the year	111,732	97,574,237	2,772,662	5,021,461	94,205,845	2,715,373	-
NET ASSETS, at end of the year	$185,010	$100,476,822	$3,455,063	$5,837,511	$112,287,793	$5,781,443	$52

See Notes to Financial Statements

F-88

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML		MML	MML			MML
	Focused	MML	Fundamental	Fundamental	MML	MML	Growth
	Equity	Foreign	Equity	Value	Global	Global	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income					(Service Class I)	(Class II)
Dividends	$3,985	$10,774	$9,247	$1,927	$911	$5,897	$186,733
Expenses
Mortality and expense risk charge	1,560	2,892	2,905	1,100	331	3,784	30,030
Net investment income (loss)	2,425	7,882	6,342	827	580	2,113	156,703
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(23,109)	(14,740)	(21,272)	(1,031)	90	(229,597)	(1,091,307)
Realized gain distribution	37,702	-	-	8,931	7,376	40,706	813,463
Realized gain (loss)	14,593	(14,740)	(21,272)	7,900	7,466	(188,891)	(277,844)
Change in net unrealized appreciation (depreciation) of investments	21,399	115,028	218,800	9,971	29,791	275,357	1,026,082
Net gain (loss) on investments	35,992	100,288	197,528	17,871	37,257	86,466	748,238
Net increase (decrease) in net assets resulting from operations	38,417	108,170	203,870	18,698	37,837	88,579	904,941
Capital transactions:
Transfers of net premiums	59,095	134,578	34,736	39,289	-	154,938	850,856
Transfers due to death benefits	-	-	-	-	-	-	125
Transfers due to withdrawal of funds	(36,730)	(6,146)	(64,091)	(520)	(1)	(44,662)	(219,764)
Transfers due to policy loans, net of repayments	(3,386)	(1,497)	(3)	(13)	-	(17,393)	(31,514)
Transfers due to charges for administrative and insurance costs	(24,610)	(26,653)	(9,705)	(13,747)	(3,431)	(43,253)	(318,637)
Transfers between Divisions and (to) from General Account	(33,289)	3,475	518	10,794	167,468	(9,008)	(16,430)
Net increase (decrease) in net assets resulting from capital transactions	(38,920)	103,757	(38,545)	35,803	164,036	40,622	264,636
Total increase (decrease)	(503)	211,927	165,325	54,501	201,873	129,201	1,169,577
NET ASSETS, at beginning of the year	457,452	640,251	944,692	121,606	89,854	633,602	5,719,560
NET ASSETS, at end of the year	$456,949	$852,178	$1,110,017	$176,107	$291,727	$762,803	$6,889,137

See Notes to Financial Statements

F-89

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

			MML
	MML	MML	Inflation-	MML	MML	MML	MML
	High	Income	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
	Yield	& Growth	and Income	Equity	Allocation	Allocation	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$14,602	$30,375	$245,892	$1,707	$79	$273	$-
Expenses
Mortality and expense risk charge	1,542	5,142	16,760	984	6	41	4,102
Net investment income (loss)	13,060	25,233	229,132	723	73	232	(4,102)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(11,831)	(74,028)	(142,522)	(677)	124	(1)	(1,806)
Realized gain distribution	-	183,311	-	-	-	-	40,939
Realized gain (loss)	(11,831)	109,283	(142,522)	(677)	124	(1)	39,133
Change in net unrealized appreciation (depreciation) of investments	23,460	(16,857)	173,263	19,978	172	1,077	174,455
Net gain (loss) on investments	11,629	92,426	30,741	19,301	296	1,076	213,588
Net increase (decrease) in net assets resulting from operations	24,689	117,659	259,873	20,024	369	1,308	209,486
Capital transactions:
Transfers of net premiums	84,668	641,322	324,157	28,238	7,979	13,095	218,155
Transfers due to death benefits	-	(501)	(35,760)	-	-	-	-
Transfers due to withdrawal of funds	(39,655)	(96,329)	(165,392)	(3)	(27)	(52)	(71,352)
Transfers due to policy loans, net of repayments	(3,618)	(1,526)	(156,062)	(6)	-	-	(6,084)
Transfers due to charges for administrative and insurance costs	(16,140)	(72,278)	(231,409)	(6,434)	(4,350)	(2,246)	(56,936)
Transfers between Divisions and (to) from General Account	25,097	(545,690)	154,122	(304)	2,379	10,532	42,506
Net increase (decrease) in net assets resulting from capital transactions	50,352	(75,002)	(110,344)	21,491	5,981	21,329	126,289
Total increase (decrease)	75,041	42,657	149,529	41,515	6,350	22,637	335,775
NET ASSETS, at beginning of the year	176,287	1,455,483	5,213,203	106,158	-	-	391,993
NET ASSETS, at end of the year	$251,328	$1,498,140	$5,362,732	$147,673	$6,350	$22,637	$727,768

See Notes to Financial Statements

F-90

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML	MML	MML	MML	MML
	Managed	Managed	Mid Cap	Mid Cap	Moderate	Short-Duration	Small Cap
	Bond	Volatility	Growth	Value	Allocation	Bond	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,241,566	$56,551	$-	$54,198	$71,237	$12,796	$349,665
Expenses
Mortality and expense risk charge	102,565	29,576	15,478	9,324	10,577	1,318	94,143
Net investment income (loss)	1,139,001	26,975	(15,478)	44,874	60,660	11,478	255,522
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,799,506)	95,258	(408,981)	(130,338)	(59,432)	2,474	5,226
Realized gain distribution	-	1,794,481	-	325,488	214,586	-	-
Realized gain (loss)	(2,799,506)	1,889,739	(408,981)	195,150	155,154	2,474	5,226
Change in net unrealized appreciation (depreciation) of investments	2,875,286	(747,257)	1,041,306	(129,698)	53,847	13,592	4,186,130
Net gain (loss) on investments	75,780	1,142,482	632,325	65,452	209,001	16,066	4,191,356
Net increase (decrease) in net assets resulting from operations	1,214,781	1,169,457	616,847	110,326	269,661	27,544	4,446,878
Capital transactions:
Transfers of net premiums	1,160,715	499,874	629,321	418,537	342,755	19,099	1,205,587
Transfers due to death benefits	(560,683)	(39,335)	(105)	(108)	(10,948)	-	(211,561)
Transfers due to withdrawal of funds	(874,948)	(714,682)	(137,803)	(102,826)	(111,362)	(394)	(1,005,488)
Transfers due to policy loans, net of repayments	(446,430)	(389,772)	(192,393)	(43,094)	(1,631)	(270)	(648,418)
Transfers due to charges for administrative and insurance costs	(1,004,069)	(386,407)	(184,981)	(118,697)	(119,782)	(11,720)	(931,140)
Transfers between Divisions and (to) from General Account	(9,110,799)	(26,741)	9,979	(18,311)	16,487	(178,116)	40,330
Net increase (decrease) in net assets resulting from capital transactions	(10,836,214)	(1,057,063)	124,018	135,501	115,519	(171,401)	(1,550,690)
Total increase (decrease)	(9,621,433)	112,394	740,865	245,827	385,180	(143,857)	2,896,188
NET ASSETS, at beginning of the year	31,202,475	9,820,548	2,784,965	1,904,806	1,951,104	506,638	26,401,149
NET ASSETS, at end of the year	$21,581,042	$9,932,942	$3,525,830	$2,150,633	$2,336,284	$362,781	$29,297,337

See Notes to Financial Statements

F-91

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
				MML
	MML	MML	MML	Strategic	MML	MML	MML
	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable	Total Return	U.S. Government
	Growth Equity	Value	Value	Markets	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$4,108	$12,852	$236	$16,432	$10,566	$1,188,071
Expenses
Mortality and expense risk charge	53,921	2,265	5,504	1,632	8,849	1,800	82,526
Net investment income (loss)	(53,921)	1,843	7,348	(1,396)	7,583	8,766	1,105,545
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,419,365)	(61,436)	(70,223)	(51,857)	(52,442)	(11,848)	(4)
Realized gain distribution	-	941	147,892	-	527,001	-	-
Realized gain (loss)	(1,419,365)	(60,495)	77,669	(51,857)	474,559	(11,848)	(4)
Change in net unrealized appreciation (depreciation) of investments	4,094,511	121,713	101,955	73,077	(112,262)	22,907	4
Net gain (loss) on investments	2,675,146	61,218	179,624	21,220	362,297	11,059	-
Net increase (decrease) in net assets resulting from operations	2,621,225	63,061	186,972	19,824	369,880	19,825	1,105,545
Capital transactions:
Transfers of net premiums	813,451	68,827	220,636	74,403	254,192	198,543	7,792,106
Transfers due to death benefits	(21,229)	-	(108)	-	(123,951)	-	(84,890)
Transfers due to withdrawal of funds	(843,910)	(31,492)	(39,061)	(29,626)	(67,307)	(16,384)	(4,149,755)
Transfers due to policy loans, net of repayments	(364,581)	(7,694)	(48,382)	(13,355)	(16,960)	(2,865)	(681,075)
Transfers due to charges for administrative and insurance costs	(547,369)	(15,246)	(71,869)	(15,339)	(111,674)	(21,401)	(1,362,796)
Transfers between Divisions and (to) from General Account	128,346	32,765	21,043	6,376	5,721	11,888	(4,364,414)
Net increase (decrease) in net assets resulting from capital transactions	(835,292)	47,160	82,259	22,459	(59,979)	169,781	(2,850,824)
Total increase (decrease)	1,785,933	110,221	269,231	42,283	309,901	189,606	(1,745,279)
NET ASSETS, at beginning of the year	16,471,584	366,609	1,059,183	187,636	1,617,946	297,648	24,334,917
NET ASSETS, at end of the year	$18,257,517	$476,830	$1,328,414	$229,919	$1,927,847	$487,254	$22,589,638

See Notes to Financial Statements

F-92

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
	PIMCO
	Commodity-	PIMCO					T. Rowe Price
	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	All-Cap
	Strategy	Opportunities	High Yield	Income	Real Return	Total Return	Opportunities
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$80,386	$4,515	$8,931	$68	$629	$5,581	$11,492
Expenses
Mortality and expense risk charge	2,187	434	394	9	51	390	31,390
Net investment income (loss)	78,199	4,081	8,537	59	578	5,191	(19,898)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(93,296)	(2,170)	(324)	23	(859)	(4,675)	117,213
Realized gain distribution	-	2,110	-	-	-	-	330,210
Realized gain (loss)	(93,296)	(60)	(324)	23	(859)	(4,675)	447,423
Change in net unrealized appreciation (depreciation) of investments	(29,812)	6,135	9,797	256	994	8,324	688,962
Net gain (loss) on investments	(123,108)	6,075	9,473	279	135	3,649	1,136,385
Net increase (decrease) in net assets resulting from operations	(44,909)	10,156	18,010	338	713	8,840	1,116,487
Capital transactions:
Transfers of net premiums	88,474	12,206	1,170	15,828	16,222	31	132,155
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(21,669)	6	47	-	1	10	(320,451)
Transfers due to policy loans, net of repayments	(79,956)	-	-	-	-	-	222,144
Transfers due to charges for administrative and insurance costs	(22,686)	(2,799)	(1,709)	(1,334)	(529)	(2,514)	(61,865)
Transfers between Divisions and (to) from General Account	33,039	(398)	-	40	(13,833)	(11,831)	22,921
Net increase (decrease) in net assets resulting from capital transactions	(2,798)	9,015	(492)	14,534	1,861	(14,304)	(5,096)
Total increase (decrease)	(47,707)	19,171	17,518	14,872	2,574	(5,464)	1,111,391
NET ASSETS, at beginning of the year	544,010	194,756	151,184	-	18,894	162,878	3,904,349
NET ASSETS, at end of the year	$496,303	$213,927	$168,702	$14,872	$21,468	$157,414	$5,015,740

See Notes to Financial Statements

F-93

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	Vanguard VIF
	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global	Global Bond
	Growth	Equity Income	Bond	Growth	VIP	Bond VIP	Index
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$451,056	$2,687	$-	$354,240	$-	$6,366
Expenses
Mortality and expense risk charge	56,704	59,901	206	226,981	31,685	140	2,911
Net investment income (loss)	(56,704)	391,155	2,481	(226,981)	322,555	(140)	3,455
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(53,273)	(13,688)	(388)	197,313	(27,045)	(325)	(11,538)
Realized gain distribution	-	924,955	-	3,757,356	-	-	555
Realized gain (loss)	(53,273)	911,267	(388)	3,954,669	(27,045)	(325)	(10,983)
Change in net unrealized appreciation (depreciation) of investments	7,756,588	675,687	1,392	6,740,423	1,762,049	2,430	30,177
Net gain (loss) on investments	7,703,315	1,586,954	1,004	10,695,092	1,735,004	2,105	19,194
Net increase (decrease) in net assets resulting from operations	7,646,611	1,978,109	3,485	10,468,111	2,057,559	1,965	22,649
Capital transactions:
Transfers of net premiums	407,796	750,964	-	1,529,329	533,142	11,274	162,700
Transfers due to death benefits	(17,730)	(63,294)	-	(363,047)	(2,948)	-	-
Transfers due to withdrawal of funds	(234,698)	(411,837)	2	(1,957,038)	(190,631)	-	(2,444)
Transfers due to policy loans, net of repayments	(487,721)	(701,883)	(11,523)	(695,536)	(290,781)	(34)	-
Transfers due to charges for administrative and insurance costs	(476,414)	(756,817)	(6,099)	(1,751,870)	(439,236)	(764)	(49,183)
Transfers between Divisions and (to) from General Account	738,763	169,816	-	174,644	99,551	(8,302)	(10,514)
Net increase (decrease) in net assets resulting from capital transactions	(70,004)	(1,013,051)	(17,620)	(3,063,518)	(290,903)	2,174	100,559
Total increase (decrease)	7,576,607	965,058	(14,135)	7,404,593	1,766,656	4,139	123,208
NET ASSETS, at beginning of the year	15,415,377	21,757,838	85,673	55,286,883	10,195,403	59,252	328,749
NET ASSETS, at end of the year	$22,991,984	$22,722,896	$71,538	$62,691,476	$11,962,059	$63,391	$451,957

See Notes to Financial Statements

F-94

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Vanguard VIF	Vanguard VIF	Voya	Voya	Voya	VY® CBRE
	Mid Cap	Real Estate	International	Russell™	Russell™	Global
	Index	Index	Index	Mid Cap Index	Small Cap Index	Real Estate
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$12,283	$8,490	$80,360	$32,139	$9,412	$10,001
Expenses
Mortality and expense risk charge	8,124	3,048	4,225	5,068	1,568	2,091
Net investment income (loss)	4,159	5,442	76,135	27,071	7,844	7,910
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(21,703)	(19,141)	14,873	(288,724)	(46,171)	(16,503)
Realized gain distribution	15,414	16,016	-	203,230	23,217	5,989
Realized gain (loss)	(6,289)	(3,125)	14,873	(85,494)	(22,954)	(10,514)
Change in net unrealized appreciation (depreciation) of investments	158,984	44,271	174,696	370,966	101,779	68,079
Net gain (loss) on investments	152,695	41,146	189,569	285,472	78,825	57,565
Net increase (decrease) in net assets resulting from operations	156,854	46,588	265,704	312,543	86,669	65,475
Capital transactions:
Transfers of net premiums	655,869	185,481	242,509	154,545	17,405	67,098
Transfers due to death benefits	4	3	-	-	-	(54)
Transfers due to withdrawal of funds	(12,981)	(3,741)	5	(7)	(2)	(10,657)
Transfers due to policy loans, net of repayments	(14,714)	(610)	-	-	-	(9,879)
Transfers due to charges for administrative and insurance costs	(148,068)	(54,876)	(11,891)	(22,151)	(9,384)	(20,162)
Transfers between Divisions and (to) from General Account	38,237	8,321	(120,865)	433,083	154,816	4,268
Net increase (decrease) in net assets resulting from capital transactions	518,347	134,578	109,758	565,470	162,835	30,614
Total increase (decrease)	675,201	181,166	375,462	878,013	249,504	96,089
NET ASSETS, at beginning of the year	737,593	324,311	1,493,445	2,073,613	516,043	531,668
NET ASSETS, at end of the year	$1,412,794	$505,477	$1,868,907	$2,951,626	$765,547	$627,757

See Notes to Financial Statements

F-95

Massachusetts Mutual Variable Life Separate Account I

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Life Separate Account I (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 13, 1988. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains sixteen products within the Separate Account: Variable Life Plus, Large Case Variable Life Plus, Strategic Variable Life®, Variable Life Select, Strategic Group Variable Universal Life®, Strategic Group Variable Universal Life® II, Survivorship Variable Universal Life, Variable Universal Life, Strategic Variable Life® Plus, Survivorship Variable Universal Life II, Variable Universal Life II, VUL GuardSM, Survivorship VUL GuardSM, Variable Universal Life III, MassMutual ElectrumSM and Apex VULSM. Five of the sixteen products within the Separate Account: Variable Universal Life II, VUL GuardSM, Survivorship VUL GuardSM, Variable Universal Life III and Apex VULSM, have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The portion of the Separate Account assets applicable to the variable life policies is not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2024, the Separate Account consists of one hundred seventy divisions that invest in the following mutual funds. All of the divisions/funds may not be available through each of the products within the Separate Account:

The division listed in the first column
Divisions	invests in the fund in this column
American Funds Insurance Series® Asset Allocation Division	American Funds Insurance Series® Asset Allocation Fund[2]
American Funds Insurance Series® Growth-Income Division	American Funds Insurance Series® Growth-Income Fund[2]
American Funds Insurance Series® Global Small Capitalization Division	American Funds Insurance Series® Global Small Capitalization Fund[2,37]
American Funds Insurance Series® New World Division	American Funds Insurance Series® New World Fund[2,37]
American Funds Insurance Series® Washington Mutual Investors Division	American Funds Insurance Series® Washington Mutual Investors Fund[2,37]
BlackRock Basic Value V.I. Division	BlackRock Basic Value V.I. Fund[4,23]
BlackRock High Yield V.I. Division	BlackRock High Yield V.I. Fund[4]
BlackRock Small Cap Index V.I. Division (Class I)	BlackRock Small Cap Index V.I. Fund (Class I)[4]
BlackRock Small Cap Index V.I. Division (Class III)	BlackRock Small Cap Index V.I. Fund (Class III)[4]
BlackRock Total Return V.I. Division	BlackRock Total Return V.I. Fund[4]
BNY Mellon MidCap Stock Division	BNY Mellon MidCap Stock Portfolio[3]
Columbia Variable Portfolio - Contrarian Core Division	Columbia Variable Portfolio - Contrarian Core Fund[37,38]
DWS Small Cap Index Division	DWS Small Cap Index VIP Fund[6]
Eaton Vance VT Floating-Rate Income Division	Eaton Vance VT Floating-Rate Income Fund[7]
Fidelity® VIP Bond Index Division (Initial Class)	Fidelity® VIP Bond Index Portfolio (Initial Class)[8]
Fidelity® VIP Bond Index Division (Service Class 2)	Fidelity® VIP Bond Index Portfolio (Service Class 2)[8,24]
Fidelity® VIP Contrafund® Division (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[8]
Fidelity® VIP Contrafund® Division (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)[8]
Fidelity® VIP Extended Market Index Division (Initial Class)	Fidelity® VIP Extended Market Index Portfolio (Initial Class)[8]
Fidelity® VIP Extended Market Index Division (Service Class 2)	Fidelity® VIP Extended Market Index Portfolio (Service Class 2)[8]
Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2020 Portfolio[8]
Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2025 Portfolio[8]
Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2030 Portfolio[8]
F-96

Notes To Financial Statements (Continued)

Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2035 Portfolio[8]
Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2040 Portfolio[8]
Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2045 Portfolio[8]
Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2050 Portfolio[8]
Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2055 Portfolio[8]
Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2060 Portfolio[8]
Fidelity® VIP Freedom Income Division	Fidelity® VIP Freedom Income Portfolio[8,24]
Fidelity® VIP Growth Division	Fidelity® VIP Growth Portfolio[8]
Fidelity® VIP Health Care Division (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)[8]
Fidelity® VIP Index 500 Division (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)[8]
Fidelity® VIP International Index Division (Initial Class)	Fidelity® VIP International Index Portfolio (Initial Class)[8]
Fidelity® VIP International Index Division (Service Class 2)	Fidelity® VIP International Index Portfolio (Service Class 2)[8]
Fidelity® VIP Overseas Division	Fidelity® VIP Overseas Portfolio[8]
Fidelity® VIP Real Estate Division (Initial Class)	Fidelity® VIP Real Estate Portfolio (Initial Class)[8]
Fidelity® VIP Real Estate Division (Service Class)	Fidelity® VIP Real Estate Portfolio (Service Class)[8]
Fidelity® VIP Strategic Income Division (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)[8]
Fidelity® VIP Total Market Index Division (Initial Class)	Fidelity® VIP Total Market Index Portfolio (Initial Class)[8]
Fidelity® VIP Total Market Index Division (Service Class 2)	Fidelity® VIP Total Market Index Portfolio (Service Class 2)[8]
Franklin Mutual Global Discovery VIP Division	Franklin Mutual Global Discovery VIP Fund[9]
Franklin Small Cap Value VIP Division	Franklin Small Cap Value VIP Fund[9]
Franklin Strategic Income VIP Division	Franklin Strategic Income VIP Fund[10]
Goldman Sachs Core Fixed Income Division	Goldman Sachs Core Fixed Income Fund[11]
Goldman Sachs International Equity Insights Division	Goldman Sachs International Equity Insights Fund[11]
Goldman Sachs Large Cap Value Division	Goldman Sachs Large Cap Value Fund[11]
Goldman Sachs Mid Cap Growth Division	Goldman Sachs Mid Cap Growth Fund[11,24]
Goldman Sachs Mid Cap Value Division	Goldman Sachs Mid Cap Value Fund[11]
Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Small Cap Equity Insights Fund[11]
Goldman Sachs Strategic Growth Division	Goldman Sachs Strategic Growth Fund[11]
Goldman Sachs U.S. Equity Insights Division	Goldman Sachs U.S. Equity Insights Fund[11]
Invesco Oppenheimer V.I. International Growth Division	Invesco Oppenheimer V.I. International Growth Fund[12]
Invesco V.I. American Franchise Division	Invesco V.I. American Franchise Fund[12]
Invesco V.I. Capital Appreciation Division	Invesco V.I. Capital Appreciation Fund[12]
Invesco V.I. Comstock Division	Invesco V.I. Comstock Fund[12]
Invesco V.I. Core Plus Bond Division	Invesco V.I. Core Plus Bond Fund[12]
Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Discovery Mid Cap Growth Fund[12]
Invesco V.I. Diversified Dividend Division	Invesco V.I. Diversified Dividend Fund[12]
Invesco V.I. Equity and Income Division	Invesco V.I. Equity and Income Fund[12,25]
Invesco V.I. EQV International Equity Division	Invesco V.I. EQV International Equity Fund[12]
Invesco V.I. Global Division	Invesco V.I. Global Fund[12]
Invesco V.I. Global Real Estate Division	Invesco V.I. Global Real Estate Fund[12]
Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund[12]
Invesco V.I. Health Care Division	Invesco V.I. Health Care Fund[12]
Invesco V.I. Main Street Division	Invesco V.I. Main Street Fund®[12]
Invesco V.I. Main Street Small Cap Division	Invesco V.I. Main Street Small Cap Fund®[12]
Invesco V.I. Small Cap Equity Division	Invesco V.I. Small Cap Equity Fund[12]
Invesco V.I. Technology Division	Invesco V.I. Technology Fund[12]
Invesco V.I. U.S. Government Money Division	Invesco V.I. U.S. Government Money Portfolio[12]
Janus Henderson Balanced Division (Institutional Class)	Janus Henderson Balanced Portfolio (Institutional Class)[13]
Janus Henderson Balanced Division (Service Class)	Janus Henderson Balanced Portfolio (Service Class)[13]

F-97

Notes To Financial Statements (Continued)

Janus Henderson Enterprise Division	Janus Henderson Enterprise Portfolio[13,37]
Janus Henderson Forty Division (Institutional Class)	Janus Henderson Forty Portfolio (Institutional Class)[13]
Janus Henderson Forty Division (Service Class)	Janus Henderson Forty Portfolio (Service Class)[13]
Janus Henderson Global Research Division (Institutional Class)	Janus Henderson Global Research Portfolio (Institutional Class)[13]
Janus Henderson Global Research Division (Service Class)	Janus Henderson Global Research Portfolio (Service Class)[13]
Janus Henderson Global Technology and Innovation Division (Institutional Class)	Janus Henderson Global Technology and Innovation Portfolio (Institutional Class)[13]
Janus Henderson Overseas Division	Janus Henderson Overseas Portfolio[13,37]
Lord Abbett Developing Growth Division	Lord Abbett Developing Growth Portfolio[15]
Lord Abbett Mid Cap Stock Division	Lord Abbett Mid Cap Stock Portfolio[15,24]
LVIP American Century Capital Appreciation Division	LVIP American Century Capital Appreciation Fund[14,30]
LVIP American Century Disciplined Core Value Division	LVIP American Century Disciplined Core Value Fund[14,31]
LVIP American Century Inflation Protection Division	LVIP American Century Inflation Protection Fund[14,32]
LVIP American Century International Division	LVIP American Century International Fund[14,33]
LVIP American Century Value Division	LVIP American Century Value Fund[14,1]
LVIP JPMorgan U.S. Equity Division	LVIP JPMorgan U.S. Equity Portfolio[14,36]
Macquarie VIP Asset Strategy Division (Standard Class)	Macquarie VIP Asset Strategy Portfolio (Standard Class)[5,26]
Macquarie VIP Asset Strategy Division (Service Class)	Macquarie VIP Asset Strategy Portfolio (Service Class)[5,26]
Macquarie VIP Emerging Markets Division	Macquarie VIP Emerging Markets Series[5,27]
Macquarie VIP Growth Division	Macquarie VIP Growth Division[5,37]
Macquarie VIP Science and Technology Division	Macquarie VIP Science and Technology Portfolio[5,28]
Macquarie VIP Small Cap Value Division	Macquarie VIP Small Cap Value Portfolio[5,29]
MFS® Blended Research® Core Equity Division	MFS® Blended Research® Core Equity Portfolio[16]
MFS® Global Real Estate Division	MFS® Global Real Estate Portfolio[16]
MFS® Government Securities Division	MFS® Government Securities Portfolio[16]
MFS® Growth Division	MFS® Growth Series[16]
MFS® International Intrinsic Value Division	MFS® International Intrinsic Value Portfolio[16]
MFS® Investors Trust Division	MFS® Investors Trust Series[16]
MFS® Mid Cap Value Division	MFS® Mid Cap Value Portfolio[16]
MFS® New Discovery Division	MFS® New Discovery Series[16]
MFS® Research Division	MFS® Research Series[16]
MFS® Utilities Division	MFS® Utilities Series[16]
MFS® Value Division	MFS® Value Series[16]
MML Aggressive Allocation Division	MML Aggressive Allocation Fund[17]
MML American Funds Core Allocation Division	MML American Funds Core Allocation Fund[17]
MML American Funds Growth Division	MML American Funds Growth Fund[17]
MML Balanced Allocation Division	MML Balanced Allocation Fund[17]
MML Blend Division	MML Blend Fund[17]
MML Blue Chip Growth Division	MML Blue Chip Growth Fund[17]
MML Conservative Allocation Division	MML Conservative Allocation Fund[17]
MML Dynamic Bond Division	MML Dynamic Bond Fund[17]
MML Equity Division	MML Equity Fund[17]
MML Equity Income Division	MML Equity Income Fund[17]
MML Equity Index Division (Class II)	MML Equity Index Fund (Class II)[17]
MML Equity Index Division (Class III)	MML Equity Index Fund (Class III)[17]
MML Equity Index Division (Service Class I)	MML Equity Index Fund (Service Class I)[17]
MML Equity Rotation Division	MML Equity Rotation Fund [17]
MML Focused Equity Division	MML Focused Equity Fund[17]
MML Foreign Division	MML Foreign Fund[17]
MML Fundamental Equity Division	MML Fundamental Equity Fund[17]
MML Fundamental Value Division	MML Fundamental Value Fund[17]

F-98

Notes To Financial Statements (Continued)

MML Global Division (Class II)	MML Global Fund (Class II)[17]
MML Global Division (Service Class I)	MML Global Fund (Service Class I)[17]
MML Growth Allocation Division	MML Growth Allocation Fund[17]
MML High Yield Division	MML High Yield Fund[17]
MML Income & Growth Division	MML Income & Growth Fund[17]
MML Inflation-Protected and Income Division	MML Inflation-Protected and Income Fund[17]
MML International Equity Division	MML International Equity Fund[17]
MML iShares® 60/40 Allocation Division (Class II)	MML iShares® 60/40 Allocation Fund (Class II)[17]
MML iShares® 80/20 Allocation Division (Class II)	MML iShares® 80/20 Allocation Fund (Class II)[17]
MML Large Cap Growth Division	MML Large Cap Growth Fund[17]
MML Managed Bond Division	MML Managed Bond Fund[17]
MML Managed Volatility Division	MML Managed Volatility Fund[17]
MML Mid Cap Growth Division	MML Mid Cap Growth Fund[17]
MML Mid Cap Value Division	MML Mid Cap Value Fund[17]
MML Moderate Allocation Division	MML Moderate Allocation Fund[17]
MML Short-Duration Bond Division	MML Short-Duration Bond Fund[17]
MML Small Cap Equity Division	MML Small Cap Equity Fund[17]
MML Small Cap Growth Equity Division	MML Small Cap Growth Equity Fund[17]
MML Small Company Value Division	MML Small Company Value Fund[17]
MML Small/Mid Cap Value Division	MML Small/Mid Cap Value Fund[17]
MML Strategic Emerging Markets Division	MML Strategic Emerging Markets Fund[17]
MML Sustainable Equity Division	MML Sustainable Equity Fund[17]
MML Total Return Bond Division	MML Total Return Bond Fund[17]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[17]
PIMCO All Asset Division	PIMCO All Asset Portfolio[18,24]
PIMCO CommodityRealReturn® Strategy Division	PIMCO CommodityRealReturn® Strategy Portfolio[18]
PIMCO Emerging Markets Bond Division	PIMCO Emerging Markets Bond Portfolio[18,24]
PIMCO Global Bond Opportunities Division	PIMCO Global Bond Opportunities Portfolio[18]
PIMCO High Yield Division	PIMCO High Yield Portfolio[18]
PIMCO Income Division	PIMCO Income Portfolio[18]
PIMCO Long-Term U.S. Government Division	PIMCO Long-Term U.S. Government Portfolio[18,24]
PIMCO Real Return Division	PIMCO Real Return Portfolio[18]
PIMCO Total Return Division	PIMCO Total Return Portfolio[18]
T. Rowe Price All-Cap Opportunities Division	T. Rowe Price All-Cap Opportunities Portfolio[19]
T. Rowe Price Blue Chip Growth Division	T. Rowe Price Blue Chip Growth Portfolio[19]
T. Rowe Price Equity Income Division	T. Rowe Price Equity Income Portfolio[19]
T. Rowe Price Limited-Term Bond Division	T. Rowe Price Limited-Term Bond Portfolio[19]
T. Rowe Price Mid-Cap Growth Division	T. Rowe Price Mid-Cap Growth Portfolio[19]
Templeton Foreign VIP Division	Templeton Foreign VIP Fund[20]
Templeton Global Bond VIP Division	Templeton Global Bond VIP Fund[20]
Vanguard VIF Global Bond Index Division	Vanguard VIF Global Bond Index Fund[21]
Vanguard VIF Mid Cap Index Division	Vanguard VIF Mid Cap Index Fund[21]
Vanguard VIF Real Estate Index Division	Vanguard VIF Real Estate Index Fund[21]
Vest US Large Cap 10% Buffer Strategies VI Division	Vest US Large Cap 10% Buffer Strategies VI Division [34,35]
Voya International Index Division	Voya International Index Portfolio[22]
Voya Russell™ Mid Cap Index Division	Voya Russell™ Mid Cap Index Portfolio[22]
Voya Russell™ Small Cap Index Division	Voya Russell™ Small Cap Index Portfolio[22]
VY® CBRE Global Real Estate Division	VY® CBRE Global Real Estate Portfolio[22]

In addition to the one hundred sixty-three divisions, policy owners may also allocate funds to the Guaranteed Principal Account (“GPA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the GPA are not registered under the Securities Act of 1933. The General Account and the GPA are not registered as an investment company under the 1940 Act.

F-99

Notes To Financial Statements (Continued)

[1] Effective April 26, 2024, the American Century Value Division reorganized into the LVIP American Century Value Division. As a result of the underlying division reorganization, the LVIP American Century VP Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Value Division.
[2] Capital Research and Management Company is the investment adviser to this Fund.
3 BNY Mellon Investment Adviser, Inc. is the investment adviser to this Portfolio.
[4] BlackRock Advisors, LLC is the investment adviser to this Fund.
[5] Macquarie Management Holdings, Inc. is the investment adviser to this Series.
6 DWS Investment Management Americas Inc. is the investment adviser to this Fund.
[7] Eaton Vance Management is the investment adviser to this Fund.
[8] Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[9] Franklin Mutual Advisers, LLC is the investment adviser to this Fund.
[10] Franklin Advisers, Inc. is the investment adviser to this Fund.
[11] Goldman Sachs Asset Management, L.P. is the investment adviser to this Fund.
[12] Invesco Advisers, Inc. is the investment adviser to this Fund.
[13] Janus Capital Management, LLC is the investment adviser to this Fund.
[14] Lincoln Financial Investments Corporation is the investment adviser to this Fund.
[15] Lord, Abbett & Co. LLC is the investment adviser to this Fund.
[16] Massachusetts Financial Services Company is the investment adviser to this Fund.
17 MML Investment Advisers, LLC is the investment adviser to the Fund.
[18] Pacific Investment Management Company LLC is the investment adviser to this Fund.
[19] T. Rowe Price Associates, Inc. is the investment adviser to this Portfolio.
[20] Templeton Investment Counsel, LLC is the investment adviser to this Fund.
[21] The Vanguard Group, Inc. is the investment adviser to this Fund.
[22] Voya Investments, LLC is the investment adviser to this Fund.
[23] This division did not have any investment or unit activity from 2017 to 2024.
[24] This division did not have any investment or unit activity from 2021 to 2024.
[25] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).
[26] Prior to April 30, 2024, known as Delaware Ivy VIP Asset Strategy Division.
[27] Prior to April 30, 2024, known as Delaware VIP Emerging Markets Division.
[28] Prior to April 30, 2024, known as Delaware Ivy VIP Science and Technology Division.
[29] Prior to April 30, 2024, known as Delaware VIP® Small Cap Value Division.
[30] Effective April 26, 2024, the American Century VP Capital Appreciation Fund reorganized into the LVIP American Century Capital Appreciation Fund. As a result of the underlying fund reorganization, the LVIP American Century Capital Appreciation Division was added as an investment option and assumed the accounting and performance history of the American Century VP Capital Appreciation Division.
[31] Effective April 26, 2024, the American Century VP Disciplined Core Value Fund reorganized into the LVIP American Century Disciplined Core Value Fund. As a result of the underlying fund reorganization, the LVIP American Century Disciplined Core Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Disciplined Core Value Division.
[32] Effective April 26, 2024, the American Century VP Inflation Protection Fund reorganized into the LVIP American Century Inflation Protection Fund. As a result of the underlying fund reorganization, the LVIP American Century Inflation Protection Division was added as an investment option and assumed the accounting and performance history of the American Century VP Inflation Protection Division.
[33] Effective April 26, 2024, the American Century VP International Fund reorganized into the LVIP American Century International Fund. As a result of the underlying fund reorganization, the LVIP American Century International Division was added as an investment option and assumed the accounting and performance history of the American Century VP International Division.
[34] Vest Financial LLC is the investment adviser to this Fund.
[35] This Sub-Account/Fund became available to the Separate Account as an investment option on April 26, 2024.
[36] Effective after the close of the New York Stock Exchange on May 1, 2023, the JPMorgan Insurance Trust U.S. Equity Portfolio merged into the LVIP JPMorgan U.S. Equity Fund. As a result of the underlying fund merger, the LVIP JPMorgan U.S. Equity Division was added an investment option and assumed the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Division.
[37] This Sub-Account/Fund became available to the Separate Account as an investment option on November 25, 2024.
[38] Columbia Management Investment Advisers, is the investment adviser to this Fund.
F-100

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Massachusetts Mutual Variable Life Separate Account I follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to policies, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Policy Charges

See Note 8B for charges associated with the policies.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Policy Loans

When a policy loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and the net assets of the Separate Account by an equal amount. The policy owner is charged interest on the outstanding policy loan amount generally equal to either a fixed interest rate of 4% to 6% per year or (in all qualifying jurisdictions) an adjustable loan rate, where applicable. The adjustable loan rate is determined each year for the following policy year.

As long as a loan is outstanding, a portion of the policy account value equal to the loan is invested in the GPA. The amount of the loan earns interest at a rate equal to the greater of either a fixed interest rate generally equal to 2% to 5% of the loan or the policy loan rate less the loan interest rate expense charge.

G.	Life Reserves

Life reserves are developed by using accepted actuarial methods and are computed using the 1980 CSO, 2001 CSO, or 2017 CSO mortality tables.

H.	Single Reportable Segment

The Separate Account derives revenues from variable life insurance products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

F-101

Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

5.	RELATED PARTY TRANSACTIONS

A.    Sales Agreements

The policies currently being offered are sold by registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”) and/or MML Strategic Distributors, LLC (“MSD”), subsidiaries of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors and MSD serve as principal underwriters of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors and/or MSD.

MMLIS, MML Distributors and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of policies by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of policies by registered representatives of other broker-dealers are paid on behalf of MML Distributors and/or MSD to those broker-dealers. MMLIS, MML Distributors, and MSD also receive compensation for their actions as principal underwriters of the policies.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense fees are charges paid between the General Account and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-102

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

American Funds
		Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
		Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
		Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
		Division	Division	Division	Division	Division	Division	Division
	2024				(Class I)	(Class III)
	Cost of purchases	$2,787,026	$3,754,128	$73,890	$310,691	$25,011	$1,516,243	$273,274
	Proceeds from sales	(1,815,077)	(4,360,117)	(73,023)	(79,947)	(15,673)	(221,848)	(10,285)

							Fidelity®	Fidelity®
		DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
		Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
		Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)			(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Cost of purchases	$801,885	$37,514	$191,148	$20,238,758	$1,489,009	$147,179	$946,849
	Proceeds from sales	(785,343)	(29,157)	(84,939)	(10,200,977)	(754,496)	(40,092)	(431,478)

		Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	VIP	VIP	VIP	VIP	VIP	VIP
		Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$122,079	$814,146	$2,134,177	$1,164,197	$201,896	$293,993	$433,904
	Proceeds from sales	(170,495)	(1,742,950)	(2,130,549)	(942,403)	(118,223)	(130,107)	(657,351)

				Fidelity®				Fidelity®
		Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
		VIP	VIP	Freedom	VIP	VIP	VIP	International
		Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)							(Initial Class)
	Cost of purchases	$37,317	$306,558	$714,361	$1,585,538	$48,005	$2,884,852	$235,804
	Proceeds from sales	(31,328)	(35,756)	(27,985)	(1,878,140)	(6,041)	(1,765,497)	(61,315)

F-103

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		Fidelity®				Fidelity®	Fidelity®	Fidelity®
		VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
		International	VIP	VIP	VIP	Strategic	Total Market	Total Market
		Index	Overseas	Real Estate	Real Estate	Income	Index	Index
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
	Cost of purchases	$399,667	$143,147	$574	$183,036	$103,262	$1,615,610	$357,105
	Proceeds from sales	(344,014)	(9,588)	(340)	(86,092)	(44,705)	(224,262)	(177,130)

		Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
		Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
		Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
		VIP	VIP	VIP	Income	Insights	Value	Value
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$2,664	$1,222,830	$1,840	$518,451	$190,213	$588	$468,373
	Proceeds from sales	(1,232)	(1,086,211)	(316)	(602,287)	(290,928)	(128)	(84,177)

		Goldman Sachs	Goldman	Goldman	Invesco
		Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
		Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
		Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$15,746	$1,329,551	$29,740	$5,053,477	$1,858,350	$1,583,524	$22,606
	Proceeds from sales	(968)	(1,731,139)	(5,722)	(2,677,609)	(1,007,067)	(9,255,045)	(1,709)

			Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
		Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
		Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$1,690,757	$3,933,502	$532,998	$1,397,413	$22,436	$9,270,056	$111,816
	Proceeds from sales	(771,599)	(7,205,607)	(380,040)	(1,518,666)	(12,010)	(9,146,802)	(172,096)
F-104

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
		Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
		Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$2,617,638	$306,591	$4,725,273	$357,919	$636	$1,426,922	$455,753
	Proceeds from sales	(1,912,471)	(514,214)	(3,872,202)	(262,755)	(351)	(773,783)	(905,777)

Janus Henderson
		Janus	Janus	Janus	Janus	Janus	Janus	Global
		Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
		Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
	Cost of purchases	$28	$294,602	$2,810,720	$240,712	$1,475,342	$66,889	$46,560
	Proceeds from sales	(100)	(569,359)	(2,901,884)	(120,897)	(1,461,560)	(160,837)	(3,559)

			LVIP American	LVIP American	LVIP American
		Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
		Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
		Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$2,154	$1,802,025	$1,271,180	$41,362	$284,364	$1,988,704	$515,592
	Proceeds from sales	(137,520)	(752,295)	(2,828,584)	(31,986)	(18,429)	(1,116,820)	(135,100)

		Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
		VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
		Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Standard Class)	(Service Class)
	Cost of purchases	$10,299	$15,197	$376,197	$536	$949,474	$21,668	$160,182
	Proceeds from sales	(4,571)	(16,344)	(146,348)	(1,963)	(737,138)	(452,885)	(4,329)
F-105

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MFS®		MFS®	MFS®	MFS®	MFS®
		Government	MFS®	International	Investors	Mid Cap	New	MFS®
		Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$933	$345,613	$597,288	$108,386	$1,067,774	$166,123	$91,919
	Proceeds from sales	(698)	(474,173)	(163,672)	(47,362)	(599,850)	(451,130)	(90,575)

MML
				MML	American Funds	MML	MML
		MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
		Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$9,165	$1,324,647	$2,192,086	$214,885	$1,629,173	$1,121,880	$2,133,121
	Proceeds from sales	(599)	(156,013)	(1,333,751)	(272,299)	(821,367)	(1,929,662)	(3,529,049)

		MML	MML	MML		MML	MML	MML
		Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
		Growth	Allocation	Bond	Equity	Income	Index	Index
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)						(Service Class I)	(Class II)
	Cost of purchases	$6,412,262	$594,995	$102,208	$7,049,187	$928,901	$1,999,094	$12,281,168
	Proceeds from sales	(6,472,864)	(372,512)	(77,795)	(8,413,929)	(1,755,479)	(2,201,154)	(13,162,857)

		MML	MML	MML		MML	MML
		Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
		Index	Rotation	Equity	Foreign	Equity	Value	Global
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Class III)						(Service Class I)
	Cost of purchases	$2,725,354	$89,787	$260,141	$302,506	$629,272	$818,995	$42,319
	Proceeds from sales	(350,715)	(43,299)	(171,601)	(197,490)	(19,403)	(57,792)	(6,478)

F-106

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

			MML	MML	MML	MML Inflation-	MML	MML
		MML	Growth	High	Income	Protected	International	iShares® 60/40
		Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Class II)
	Cost of purchases	$291,171	$1,374,071	$225,220	$1,202,602	$770,557	$292,957	$84,959
	Proceeds from sales	(220,018)	(1,069,456)	(115,446)	(1,559,835)	(497,830)	(20,956)	(13,616)

		MML	MML	MML	MML	MML	MML	MML
		iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
		Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$96,062	$1,792,868	$2,484,415	$745,012	$1,888,523	$1,120,781	$697,899
	Proceeds from sales	(22,700)	(819,161)	(2,588,042)	(870,354)	(1,132,351)	(659,818)	(691,253)

		MML	MML	MML	MML	MML	MML Strategic	MML
		Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
		Bond	Equity	Growth Equity	Value	Value	Markets	Equity
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$389,349	$4,398,581	$3,825,451	$41,176	$768,706	$62,911	$581,494
	Proceeds from sales	(311,283)	(2,780,095)	(4,369,369)	(214,369)	(539,800)	(24,479)	(497,283)

PIMCO
		MML	MML	Commodity-	PIMCO
		Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
		Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$2,100,475	$18,834,411	$197,835	$24,761	$11,264	$16,972	$26,240
	Proceeds from sales	(1,010,545)	(16,928,339)	(195,331)	(12,507)	(2,135)	(7,155)	(26,370)
F-107

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

			T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
		PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
		Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$186,961	$706,879	$2,426,538	$2,689,379	$2,914	$7,343,099	$1,372,043
	Proceeds from sales	(155,090)	(264,480)	(1,909,399)	(1,764,463)	(7,948)	(5,464,702)	(861,323)

Vest
		Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
		Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
		Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$15,349	$144,348	$521,973	$156,048	$532	$453,644	$1,313,225
	Proceeds from sales	(1,675)	(101,704)	(238,205)	(48,117)	(99)	(578,261)	(1,057,931)

		Voya	VY® CBRE
		Russell™	Global
		Small Cap Index	Real Estate
		Division	Division
2024 (Continued)
	Cost of purchases	$782,475	$164,280
	Proceeds from sales	(657,362)	(178,370)

F-108

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		American	American	American	American		American Funds
		Century	Century	Century	Century	American	Insurance Series®	American Funds
		VP Capital	VP Disciplined	VP Inflation	VP	Century	Asset	Insurance Series®
		Appreciation	Core Value	Protection	International	VP Value	Allocation	Growth-Income
		Division	Division	Division	Division	Division	Division	Division
2023
	Cost of purchases	$234,527	$1,450,775	$37,722	$164,253	$2,767,106	$2,985,829	$5,317,033
	Proceeds from sales	(177,399)	(2,518,724)	(42,152)	(20,069)	(1,549,367)	(3,070,404)	(4,880,161)

		BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon	Delaware	Delaware
		High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap	Ivy VIP Asset	Ivy VIP Asset
		V.I.	V.I.	V.I.	V.I.	Stock	Strategy	Strategy
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)	(Class III)	(Class I)	(Class III)			(Class I)	(Class II)
	Cost of purchases	$59,917	$340,391	$16,589	$418,086	$33,283	$12,021	$9,430
	Proceeds from sales	(77,387)	(76,452)	(5,922)	(488,931)	(37,050)	(2,027)	(572)

Eaton Vance
		Delaware	Delaware VIP®	Delaware VIP®	DWS	VT	Fidelity®	Fidelity®
		Ivy VIP Science	Emerging	Small Cap	Small Cap	Floating-Rate	VIP	VIP
		and Technology	Markets	Value	Index	Income	Bond Index	Contrafund®
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)						(Initial Class)	(Initial Class)
	Cost of purchases	$865	$424,606	$1,354,033	$869,026	$29,365	$277,024	$9,922,678
	Proceeds from sales	(3,392)	(87,246)	(994,169)	(1,198,061)	(47,125)	(66,377)	(10,694,294)

			Fidelity®	Fidelity®
		Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	Extended	Extended	VIP	VIP	VIP	VIP
		Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)	(Service Class)	(Initial Class)	(Service Class)
	Cost of purchases	$490,285	$227,514	$1,174,367	$850,430	$1,354,476	$2,687,797	$1,075,267
	Proceeds from sales	(949,158)	(43,822)	(996,284)	(750,695)	(1,021,504)	(1,737,041)	(947,965)
F-109

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	VIP	VIP	VIP	VIP	VIP	VIP
		Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Growth	Health Care
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$219,924	$234,593	$217,214	$64,406	$63,400	$761,348	$13,528
	Proceeds from sales	(142,432)	(232,464)	(79,926)	(64,976)	(98,827)	(445,569)	(1,076)

			Fidelity®	Fidelity®				Fidelity®
		Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
		VIP	International	International	VIP	VIP	VIP	Strategic
		Index 500	Index	Index	Overseas	Real Estate	Real Estate	Income
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)	(Service Class)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
	Cost of purchases	$5,152,422	$278,303	$900,527	$1,182	$88	$101,603	$315
	Proceeds from sales	(4,397,316)	(46,394)	(655,859)	(239)	(71)	(82,334)	(66)

		Fidelity®	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman
		VIP	Global	Small Cap	Strategic	Sachs	International	Sachs
		Total Market	Discovery	Value	Income	Core Fixed	Equity	Large Cap
		Index	VIP	VIP	VIP	Income	Insights	Value
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)	(Initial Class)
	Cost of purchases	$1,038,033	$1,386	$2,736,314	$966	$1,256,330	$109,550	$342
	Proceeds from sales	(344,896)	(603)	(2,324,837)	(204)	(1,115,682)	(66,028)	(139)

		Goldman	Goldman Sachs	Goldman	Goldman	Invesco
		Sachs	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
		Mid Cap	Equity	Strategic	U.S. Equity	International	American	Capital
		Value	Insights	Growth	Insights	Growth	Franchise	Appreciation
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$115,921	$9,195	$1,509,307	$1,102	$3,849,619	$1,192,091	$2,598,999
	Proceeds from sales	(65,894)	(715)	(1,707,508)	(5,723)	(6,340,395)	(1,045,544)	(7,940,873)
F-110

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

			Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
		Invesco V.I.	Conservative	Invesco V.I.	Discovery	Diversified	EQV International	Invesco V.I.
		Comstock	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Equity	Global
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$29,050	$107,114	$1,661,959	$4,584,497	$646,280	$10,911	$15,957,085
	Proceeds from sales	(1,367)	(284,722)	(1,770,330)	(6,782,233)	(500,753)	(8,579)	(21,575,905)

		Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
		Global Real	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.
		Estate	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$102,605	$13,197,924	$621,744	$3,738,331	$265,810	$145	$743,846
	Proceeds from sales	(76,970)	(2,485,154)	(745,022)	(3,286,690)	(274,957)	(32)	(1,372,195)

		Invesco V.I.	Janus	Janus	Janus	Janus	Janus	Janus
		U.S. Government	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson
		Money	Balanced	Balanced	Forty	Forty	Global Research	Global Research
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)		(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
	Cost of purchases	$1,739,040	$26	$659,080	$2,145,283	$9,557	$12,719,772	$15,302
	Proceeds from sales	(2,789,510)	(97)	(1,058,373)	(4,268,278)	(37,138)	(1,379,101)	(23,016)

		Janus Henderson			MFS®
		Global	Lord Abbett	LVIP	Blended	MFS®	MFS®
		Technology and	Developing	JPMorgan	Research®	Global	Government	MFS®
		Innovation	Growth	U.S. Equity	Core Equity	Real Estate	Securities	Growth
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$6,624	$29,980	$892,165	$78,340	$221,942	$562	$289,326
	Proceeds from sales	(429)	(4,198)	(7,241)	(112,153)	(1,336)	(364)	(517,144)
F-111

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MFS®	MFS®	MFS®	MFS®
		International	Investors	Mid Cap	New	MFS®	MFS®	MFS®
		Intrinsic Value	Trust	Value	Discovery	Research	Utilities	Value
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$1,115,130	$382,388	$256,057	$405,259	$80,676	$8,606	$1,142,936
	Proceeds from sales	(274,325)	(570,309)	(167,911)	(640,246)	(109,438)	(489)	(52,559)
MML
		MML	American Funds	MML	MML		MML	MML
		Aggressive	Core	American Funds	Balanced	MML	Blue Chip	Conservative
		Allocation	Allocation	Growth	Allocation	Blend	Growth	Allocation
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$3,340,000	$1,030,577	$2,351,871	$1,953,968	$2,027,859	$4,310,278	$612,924
	Proceeds from sales	(2,090,391)	(30,653)	(361,710)	(703,257)	(3,502,692)	(4,003,099)	(241,078)

		MML		MML	MML	MML	MML	MML
		Dynamic	MML	Equity	Equity	Equity	Equity	Equity
		Bond	Equity	Income	Index	Index	Index	Rotation
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)				(Service Class I)	(Class II)	(Class III)
	Cost of purchases	$128,246	$13,297,569	$1,155,123	$2,448,139	$16,690,745	$2,978,637	$55
	Proceeds from sales	(59,588)	(9,125,301)	(442,620)	(2,252,451)	(10,988,261)	(411,038)	(7)

		MML		MML	MML			MML
		Focused	MML	Fundamental	Fundamental	MML	MML	Growth
		Equity	Foreign	Equity	Value	Global	Global	Allocation
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)					(Service Class I)	(Class II)
	Cost of purchases	$268,001	$250,924	$54,425	$50,036	$175,527	$317,556	$5,594,418
	Proceeds from sales	(266,791)	(139,285)	(86,622)	(4,471)	(3,533)	(234,094)	(4,359,623)
F-112

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
		MML	MML	Inflation-	MML	MML	MML	MML
		High	Income	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
		Yield	& Growth	and Income	Equity	Allocation	Allocation	Growth
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$129,508	$1,144,185	$870,717	$25,999	$8,062	$23,100	$265,730
	Proceeds from sales	(66,102)	(1,010,632)	(751,920)	(3,772)	(2,003)	(1,539)	(102,603)

		MML	MML	MML	MML	MML	MML	MML
		Managed	Managed	Mid Cap	Mid Cap	Moderate	Short-Duration	Small Cap
		Bond	Volatility	Growth	Value	Allocation	Bond	Equity
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$2,898,440	$2,437,042	$1,913,075	$1,693,134	$719,740	$401,308	$1,901,480
	Proceeds from sales	(12,595,683)	(1,672,657)	(1,804,546)	(1,187,247)	(328,973)	(561,229)	(3,196,634)

MML
		MML	MML	MML	Strategic	MML	MML	MML
		Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable	Total Return	U.S. Government
		Growth Equity	Value	Value	Markets	Equity	Bond	Money Market
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$1,869,782	$104,643	$480,208	$76,072	$1,116,881	$1,281,773	$17,182,387
	Proceeds from sales	(2,758,970)	(54,691)	(242,685)	(55,004)	(642,276)	(1,103,231)	(18,928,103)

PIMCO
		Commodity-	PIMCO					T. Rowe Price
		RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	All-Cap
		Strategy	Opportunities	High Yield	Income	Real Return	Total Return	Opportunities
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$359,290	$23,046	$10,110	$15,254	$28,476	$164,216	$717,320
	Proceeds from sales	(283,874)	(7,848)	(2,079)	(654)	(26,039)	(173,343)	(412,101)
F-113

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	Vanguard VIF
		Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global	Global Bond
		Growth	Equity Income	Bond	Growth	VIP	Bond VIP	Index
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$1,580,241	$3,090,033	$2,689	$5,181,643	$1,324,733	$13,857	$166,449
	Proceeds from sales	(1,706,938)	(2,786,970)	(17,826)	(4,714,779)	(1,293,058)	(11,824)	(61,875)

		Vanguard VIF	Vanguard VIF	Voya	Voya	Voya	VY® CBRE
		Mid Cap	Real Estate	International	Russell™	Russell™	Global
		Index	Index	Index	Mid Cap Index	Small Cap Index	Real Estate
		Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$609,630	$197,756	$434,790	$1,861,132	$791,108	$162,127
	Proceeds from sales	(71,714)	(41,725)	(248,897)	(1,065,360)	(597,210)	(117,614)
F-114

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

	The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

		American Funds
		Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
		Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
		Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
	2024	Division	Division	Division	Division	Division	Division	Division
					(Class I)	(Class III)
	Units purchased	322,107	284,039	14,988	283,842	4,817	80,148	6,555
	Units withdrawn	(473,722)	(725,179)	(922)	(137,519)	(961)	(15,611)	(6,209)
	Units transferred between divisions and transferred (to) from GPA	3,654	(75,110)	(16,805)	(10,408)	3,755	1,112,461	159,774
	Net increase (decrease)	(147,961)	(516,250)	(2,740)	135,915	7,610	1,176,998	160,120

							Fidelity®	Fidelity®
		DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
		Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
		Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
					(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	103,175	13,708	230,740	1,393,688	24,740	153,544	-
	Units withdrawn	(185,232)	(425)	(95,918)	(1,642,557)	(82,941)	(71,777)	(6,060)
	Units transferred between divisions and transferred (to) from GPA	4,066	(8,625)	(34,592)	(10,483)	3,758	(1,250)	492,921
	Net increase (decrease)	(77,991)	4,658	100,230	(259,352)	(54,443)	80,517	486,861

		Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	VIP	VIP	VIP	VIP	VIP	VIP
		Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	407	62,776	51,993	161,280	17,728	8,619	34,647
	Units withdrawn	(1,717)	(8,359)	(12,165)	(12,766)	(2,255)	(1,206)	(35,745)
	Units transferred between divisions and transferred (to) from GPA	(34,560)	(661,875)	(58,643)	(54,410)	22,849	133,274	(115,500)
	Net increase (decrease)	(35,870)	(607,458)	(18,815)	94,104	38,322	140,687	(116,598)

				Fidelity®				Fidelity®
		Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
		VIP	VIP	Freedom	VIP	VIP	VIP	International
		Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
								(Initial Class)
	Units purchased	1,668	8,358	-	34,562	51,500	328,845	254,748
	Units withdrawn	(47)	(546)	(729)	(10,202)	(10,753)	(16,715)	(115,062)
	Units transferred between divisions and transferred (to) from GPA	2,954	208,817	648,021	(190,163)	180	422,428	(4,196)
	Net increase (decrease)	4,575	216,629	647,292	(165,803)	40,927	734,558	135,490
F-115

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Fidelity®				Fidelity®	Fidelity®	Fidelity®
		VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
		International	VIP	VIP	VIP	Strategic	Total Market	Total Market
		Index	Overseas	Real Estate	Real Estate	Income	Index	Index
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
	Units purchased	8,885	5,381	524	14,894	44,116	1,134,506	5,282
	Units withdrawn	(4,868)	(2,599)	(327)	(2,543)	(2,054)	(199,371)	(2,528)
	Units transferred between divisions and transferred (to) from GPA	38,369	78,402	24	53,016	12,063	75,217	138,738
	Net increase (decrease)	42,386	81,184	221	65,367	54,125	1,010,352	141,492

		Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
		Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
		Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
		VIP	VIP	VIP	Income	Insights	Value	Value
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	-	297,079	619	26,245	17,627	31	4,445
	Units withdrawn	(157)	(234,114)	(86)	(13,395)	(2,903)	(30)	(3,116)
	Units transferred between divisions and transferred (to) from GPA	844	(76,999)	738	(129,256)	(93,861)	-	127,571
	Net increase (decrease)	687	(14,034)	1,271	(116,406)	(79,137)	1	128,900

		Goldman Sachs	Goldman	Goldman	Invesco
		Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
		Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
		Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	5,110	40,803	-	579,393	99,409	566,121	5,280
	Units withdrawn	(536)	(153,944)	(965)	(618,278)	(2,893)	(1,443,117)	(813)
	Units transferred between divisions and transferred (to) from GPA	-	(80,620)	-	243,676	193,801	(142,601)	-
	Net increase (decrease)	4,574	(193,761)	(965)	204,791	290,317	(1,019,597)	4,467

			Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
		Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
		Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	864,174	843,574	116,278	10,029	-	856,389	14,253
	Units withdrawn	(762,763)	(1,379,024)	(66,793)	(91,588)	(330)	(1,438,035)	(774)
	Units transferred between divisions and transferred (to) from GPA	144,891	41,797	(55,358)	83	7,077	(363,658)	(68,104)
	Net increase (decrease)	246,302	(493,653)	(5,873)	(81,476)	6,747	(945,304)	(54,625)

F-116

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
		Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
		Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	862,300	56,407	330,538	22,688	231	60,760	17,996
	Units withdrawn	(1,098,230)	(94,857)	(771,491)	(24,887)	(11)	(105,386)	(341,406)
	Units transferred between divisions and transferred (to) from GPA	162,467	2,793	(9,574)	(1,479)	(88)	89,443	(98,768)
	Net increase (decrease)	(73,463)	(35,657)	(450,527)	(3,678)	132	44,817	(422,178)

								Janus Henderson
		Janus	Janus	Janus	Janus	Janus	Janus	Global
		Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
		Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
	Units purchased	-	50,748	77,529	1,045	152,041	1,379	32,057
	Units withdrawn	(20)	(116,602)	(267,676)	(1,972)	(448,157)	(4,913)	(3,962)
	Units transferred between divisions and transferred (to) from GPA	-	(6,460)	(423)	9,148	(31,916)	(20,589)	3,475
	Net increase (decrease)	(20)	(72,314)	(190,570)	8,221	(328,032)	(24,123)	31,570

			LVIP American	LVIP American	LVIP American
		Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
		Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
		Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
								(Service Class I)
	Units purchased	920	33,751	308,574	2,280	160,327	142,995	171,153
	Units withdrawn	(1,405)	(12,429)	(640,263)	(585)	(10,782)	(277,110)	(7,422)
	Units transferred between divisions and transferred (to) from GPA	(65,332)	460,233	(81,019)	5,309	6,380	13,671	(47,695)
	Net increase (decrease)	(65,817)	481,555	(412,708)	7,004	155,925	(120,444)	116,036

		Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
		VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
		Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Standard Class)	(Service Class)
	Units purchased	8,819	4,758	157,940	-	114,969	5,579	77,663
	Units withdrawn	(5,599)	(10,517)	(8,028)	(685)	(8,072)	(1,535)	(3,084)
	Units transferred between divisions and transferred (to) from GPA	-	24	25,335	(14)	11,701	(187,326)	35,333
	Net increase (decrease)	3,220	(5,735)	175,247	(699)	118,598	(183,282)	109,912
F-117

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MFS®		MFS®	MFS®	MFS®	MFS®
		Government	MFS®	International	Investors	Mid Cap	New	MFS®
		Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	25	13,170	266,069	6,218	23,914	43,297	1,346
	Units withdrawn	(14)	(34,254)	(11,557)	(9,194)	(5,477)	(87,692)	(11,784)
	Units transferred between divisions and transferred (to) from GPA	194	(53,151)	(29,402)	1,932	215,348	4,208	(895)
	Net increase (decrease)	205	(74,235)	225,110	(1,044)	233,785	(40,187)	(11,333)

					MML
				MML	American Funds	MML	MML
		MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
		Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	4,253	412,543	689,439	160,519	1,029,950	281,278	637,131
	Units withdrawn	(356)	(30,959)	(342,042)	(67,798)	(777,383)	(258,089)	(827,872)
	Units transferred between divisions and transferred (to) from GPA	-	(48,705)	60,957	(134,893)	(7,178)	(589,545)	(64,607)
	Net increase (decrease)	3,897	332,879	408,354	(42,172)	245,389	(566,356)	(255,348)

		MML	MML	MML		MML	MML	MML
		Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
	2024 (Continued)	Growth	Allocation	Bond	Equity	Income	Index	Index
		Division	Division	Division	Division	Division	Division	Division
							(Service Class I)	(Class II)
	Units purchased	611,932	83,696	34,650	1,313,845	160,713	311,704	564,265
	Units withdrawn	(767,614)	(86,226)	(21,315)	(1,943,425)	(105,204)	(36,438)	(1,456,429)
	Units transferred between divisions and transferred (to) from GPA	79,422	143,355	2,624	163,877	(622,146)	(429,543)	44,188
	Net increase (decrease)	(76,260)	140,825	15,959	(465,703)	(566,637)	(154,277)	(847,976)

		MML	MML	MML		MML	MML
		Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
	2024 (Continued)	Index	Rotation	Equity	Foreign	Equity	Value	Global
		Division	Division	Division	Division	Division	Division	Division
		(Class III)						(Service Class I)
	Units purchased	1,150,914	41,957	73,918	96,712	20,163	29,013	13,289
	Units withdrawn	(453,183)	(1,094)	(36,696)	(26,129)	(10,708)	(12,289)	(3,873)
	Units transferred between divisions and transferred (to) from GPA	805,970	-	(1,657)	(8,385)	180,813	336,979	-
	Net increase (decrease)	1,503,701	40,863	35,565	62,198	190,268	353,703	9,416

F-118

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

			MML	MML	MML	MML Inflation-	MML	MML
		MML	Growth	High	Income	Protected	International	iShares® 60/40
	2024 (Continued)	Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
		Division	Division	Division	Division	Division	Division	Division
		(Class II)
	Units purchased	75,421	391,655	136,374	181,788	277,424	26,483	72,153
	Units withdrawn	(59,757)	(258,773)	(58,803)	(48,430)	(273,788)	(6,563)	(21,815)
	Units transferred between divisions and transferred (to) from GPA	(151)	90,514	3,704	(412,459)	51,133	190,391	12,694
	Net increase (decrease)	15,513	223,396	81,275	(279,101)	54,769	210,311	63,032

		MML	MML	MML	MML	MML	MML	MML
		iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
	2024 (Continued)	Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	84,154	250,964	778,723	237,126	271,956	223,232	128,154
	Units withdrawn	(24,087)	(138,032)	(1,127,841)	(426,035)	(157,572)	(81,141)	(107,647)
	Units transferred between divisions and transferred (to) from GPA	595	281,673	(162,468)	1,942	163,002	76,181	(63,943)
	Net increase (decrease)	60,662	394,605	(511,586)	(186,967)	277,386	218,272	(43,436)

		MML	MML	MML	MML	MML	MML Strategic	MML
		Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
	2024 (Continued)	Bond	Equity	Growth Equity	Value	Value	Markets	Equity
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	23,522	392,584	268,113	34,089	99,172	71,575	90,277
	Units withdrawn	(15,501)	(561,491)	(338,314)	(24,247)	(85,415)	(37,451)	(65,348)
	Units transferred between divisions and transferred (to) from GPA	48,946	485,212	(31,869)	(111,749)	84,121	9,388	(10,666)
	Net increase (decrease)	56,967	316,305	(102,070)	(101,907)	97,878	43,512	14,263

				PIMCO
		MML	MML	Commodity-	PIMCO
		Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
	2024 (Continued)	Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	120,270	7,479,033	67,647	11,943	833	14,730	13,360
	Units withdrawn	(50,196)	(2,925,479)	(76,677)	(3,765)	(1,642)	(6,555)	(380)
	Units transferred between divisions and transferred (to) from GPA	941,782	(3,257,626)	1,217	(3,639)	-	(120)	(13,547)
	Net increase (decrease)	1,011,856	1,295,928	(7,813)	4,539	(809)	8,055	(567)

F-119

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

			T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
		PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
	2024 (Continued)	Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	9,963	10,878	64,173	217,264	-	229,807	340,227
	Units withdrawn	(3,454)	(32,111)	(174,599)	(424,839)	(6,747)	(608,969)	(445,259)
	Units transferred between divisions and transferred (to) from GPA	16,511	(3,843)	37,123	1,312	(140)	(25,389)	200,176
	Net increase (decrease)	23,020	(25,076)	(73,303)	(206,263)	(6,887)	(404,551)	95,144

						Vest
		Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
		Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
	2024 (Continued)	Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	16,268	157,544	494,299	144,590	526	75,691	299,547
	Units withdrawn	(1,168)	(80,273)	(169,890)	(61,866)	(135)	(13,050)	(20,829)
	Units transferred between divisions and transferred (to) from GPA	535	(41,509)	(117,175)	(10,332)	-	(193,001)	(298,940)
	Net increase (decrease)	15,635	35,762	207,234	72,392	391	(130,360)	(20,222)

		Voya	VY® CBRE
		Russell™	Global
	2024 (Continued)	Small Cap Index	Real Estate
		Division	Division
	Units purchased	38,858	27,434
	Units withdrawn	(9,816)	(37,016)
	Units transferred between divisions and transferred (to) from GPA	11,533	(2,633)
	Net increase (decrease)	40,575	(12,215)

F-120

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		American	American	American	American		American Funds
		Century	Century	Century	Century	American	Insurance Series®	American Funds
		VP Capital	VP Disciplined	VP Inflation	VP	Century	Asset	Insurance Series®
		Appreciation	Core Value	Protection	International	VP Value	Allocation	Growth-Income
	2023	Division	Division	Division	Division	Division	Division	Division
	Units purchased	65,005	342,561	-	104,743	170,683	255,426	453,672
	Units withdrawn	(5,043)	(701,370)	(478)	(11,079)	(279,509)	(675,434)	(818,584)
	Units transferred between divisions and transferred (to) from GPA	(27,971)	(38,848)	(4,229)	(1,105)	27,939	40,433	(55,840)
	Net increase (decrease)	31,991	(397,657)	(4,707)	92,559	(80,887)	(379,575)	(420,752)

		BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon	Delaware	Delaware
		High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap	Ivy VIP Asset	Ivy VIP Asset
		V.I.	V.I.	V.I.	V.I.	Stock	Strategy	Strategy
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Class I)	(Class I)	(Class III)			(Class I)	(Class II)
	Units purchased	1,255	350,880	10,525	117,329	-	13,115	5,200
	Units withdrawn	(879)	(134,828)	(997)	(4,262)	(6,752)	(3,900)	(825)
	Units transferred between divisions and transferred (to) from GPA	(18,082)	14,152	2,575	(189,543)	(4,184)	-	34
	Net increase (decrease)	(17,706)	230,204	12,103	(76,476)	(10,936)	9,215	4,409

						Eaton Vance
		Delaware	Delaware VIP®	Delaware VIP®	DWS	VT	Fidelity®	Fidelity®
		Ivy VIP Science	Emerging	Small Cap	Small Cap	Floating-Rate	VIP	VIP
		and Technology	Markets	Value	Index	Income	Bond Index	Contrafund®
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Initial Class)	(Service Class)				(Initial Class)	(Initial Class)
	Units purchased	-	22,330	142,654	112,258	313	347,612	1,663,132
	Units withdrawn	(581)	(4,354)	(7,406)	(206,345)	(513)	(113,614)	(1,900,649)
	Units transferred between divisions and transferred (to) from GPA	(1,107)	264,772	115,127	(63,105)	(16,894)	(322)	16,880
	Net increase (decrease)	(1,688)	282,748	250,375	(157,192)	(17,094)	233,676	(220,637)

			Fidelity®	Fidelity®
		Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	Extended	Extended	VIP	VIP	VIP	VIP
		Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Service Class)	(Initial Class)	(Service Class)
	Units purchased	44,480	222,755	-	29	103,780	88,616	81,036
	Units withdrawn	(150,177)	(63,632)	(2,677)	(1,198)	(16,981)	(13,250)	(11,458)
	Units transferred between divisions and transferred (to) from GPA	(12,589)	1,041	198,871	74,168	133,856	563,014	(6,770)
	Net increase (decrease)	(118,286)	160,164	196,194	72,999	220,655	638,380	62,808

F-121

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	VIP	VIP	VIP	VIP	VIP	VIP
		Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Growth	Health Care
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	10,707	539	40,014	41	1,625	108,994	15,216
	Units withdrawn	(1,957)	(417)	(3,144)	(74)	(882)	(12,052)	(1,867)
	Units transferred between divisions and transferred (to) from GPA	35,827	1,507	45,912	(141)	(36,822)	11,200	3
	Net increase (decrease)	44,577	1,629	82,782	(174)	(36,079)	108,142	13,352

			Fidelity®	Fidelity®				Fidelity®
		Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
		VIP	International	International	VIP	VIP	VIP	Strategic
		Index 500	Index	Index	Overseas	Real Estate	Real Estate	Income
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Service Class)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
	Units purchased	402,671	318,685	15,703	1,364	51	5,207	407
	Units withdrawn	(30,497)	(108,026)	(4,567)	(426)	(5)	(2,436)	(170)
	Units transferred between divisions and transferred (to) from GPA	412,511	1,499	250,864	-	(29)	9,136	-
	Net increase (decrease)	784,685	212,158	262,000	938	17	11,907	237

		Fidelity®	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman
		VIP	Global	Small Cap	Strategic	Sachs	International	Sachs
		Total Market	Discovery	Value	Income	Core Fixed	Equity	Large Cap
		Index	VIP	VIP	VIP	Income	Insights	Value
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Initial Class)
	Units purchased	631,329	-	155,722	831	25,469	33,972	14
	Units withdrawn	(123,579)	(123)	(301,172)	(72)	(15,780)	(3,346)	(37)
	Units transferred between divisions and transferred (to) from GPA	70,871	536	277,210	(83)	106,763	37	-
	Net increase (decrease)	578,621	413	131,760	676	116,452	30,663	(23)

		Goldman	Goldman Sachs	Goldman	Goldman	Invesco
		Sachs	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
		Mid Cap	Equity	Strategic	U.S. Equity	International	American	Capital
		Value	Insights	Growth	Insights	Growth	Franchise	Appreciation
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	1,823	5,901	59,051	38	923,171	140,535	682,689
	Units withdrawn	(2,480)	(492)	(140,111)	(1,333)	(923,218)	(2,414)	(1,596,686)
	Units transferred between divisions and transferred (to) from GPA	2,172	-	(58,344)	-	(839,991)	(65,324)	(158,915)
	Net increase (decrease)	1,515	5,409	(139,404)	(1,295)	(840,038)	72,797	(1,072,912)

F-122

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

			Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
		Invesco V.I.	Conservative	Invesco V.I.	Discovery	Diversified	EQV International	Invesco V.I.
		Comstock	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Equity	Global
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	9,057	26,408	1,519,191	959,097	127,442	-	946,609
	Units withdrawn	(786)	(105,076)	(1,334,144)	(1,272,270)	(81,056)	(286)	(1,530,359)
	Units transferred between divisions and transferred (to) from GPA	-	257	(580,105)	(53,842)	(95,948)	2,086	(1,158,525)
	Net increase (decrease)	8,271	(78,411)	(395,058)	(367,015)	(49,562)	1,800	(1,742,275)

		Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
		Global Real	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.
		Estate	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	42,976	996,701	72,583	394,936	53,237	15	87,943
	Units withdrawn	(799)	(1,323,634)	(88,805)	(783,357)	(56,609)	(10)	(133,187)
	Units transferred between divisions and transferred (to) from GPA	(17,989)	3,960,649	(8,982)	(7,844)	(1,500)	61	(147,712)
	Net increase (decrease)	24,188	3,633,716	(25,204)	(396,265)	(4,872)	66	(192,956)

		Invesco V.I.	Janus	Janus	Janus	Janus	Janus	Janus
		U.S. Government	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson
		Money	Balanced	Balanced	Forty	Forty	Global Research	Global Research
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
			(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
	Units purchased	1,150,823	-	55,573	103,442	1,336	196,736	1,698
	Units withdrawn	(2,004,455)	(25)	(192,214)	(334,986)	(4,503)	(453,266)	(7,186)
	Units transferred between divisions and transferred (to) from GPA	(59,271)	-	21,202	(114,575)	(278)	5,960,085	(157)
	Net increase (decrease)	(912,903)	(25)	(115,439)	(346,119)	(3,445)	5,703,555	(5,645)

		Janus Henderson			MFS®
		Global	Lord Abbett	LVIP	Blended	MFS®	MFS®
		Technology and	Developing	JPMorgan	Research®	Global	Government	MFS®
		Innovation	Growth	U.S. Equity	Core Equity	Real Estate	Securities	Growth
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	5,729	1,607	-	-	24	26	10,216
	Units withdrawn	(547)	(2,524)	(3,577)	(5,289)	(1,005)	(12)	(68,422)
	Units transferred between divisions and transferred (to) from GPA	177	15,844	372,043	(32,015)	152,716	179	(52,165)
	Net increase (decrease)	5,359	14,927	368,466	(37,304)	151,735	193	(110,371)
F-123

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MFS®	MFS®	MFS®	MFS®
		International	Investors	Mid Cap	New	MFS®	MFS®	MFS®
		Intrinsic Value	Trust	Value	Discovery	Research	Utilities	Value
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	16,635	5,002	83,392	46,441	3,235	3,613	200,773
	Units withdrawn	(5,583)	(46,036)	(2,381)	(79,986)	(22,541)	(319)	(30,207)
	Units transferred between divisions and transferred (to) from GPA	523,914	(2,599)	(32,464)	4,601	1,130	-	262,770
	Net increase (decrease)	534,966	(43,633)	48,547	(28,944)	(18,176)	3,294	433,336

			MML
		MML	American Funds	MML	MML		MML	MML
		Aggressive	Core	American Funds	Balanced	MML	Blue Chip	Conservative
		Allocation	Allocation	Growth	Allocation	Blend	Growth	Allocation
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	773,928	348,334	1,445,450	331,375	532,281	973,220	107,443
	Units withdrawn	(417,279)	(58,455)	(557,982)	(199,379)	(677,351)	(683,572)	(70,023)
	Units transferred between divisions and transferred (to) from GPA	(19,038)	408,293	179,893	576,496	(116,346)	258,414	133,526
	Net increase (decrease)	337,611	698,172	1,067,361	708,492	(261,416)	548,062	170,946

		MML		MML	MML	MML	MML	MML
		Dynamic	MML	Equity	Equity	Equity	Equity	Equity
		Bond	Equity	Income	Index	Index	Index	Rotation
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
					(Service Class I)	(Class II)	(Class III)
	Units purchased	61,632	1,011,187	168,428	362,785	803,344	1,690,106	71
	Units withdrawn	(6,819)	(1,934,096)	(111,808)	(32,689)	(1,851,781)	(374,175)	(23)
	Units transferred between divisions and transferred (to) from GPA	12,172	(64,770)	223,391	(546,640)	(40,714)	437,964	-
	Net increase (decrease)	66,985	(987,679)	280,011	(216,544)	(1,089,151)	1,753,895	48

		MML		MML	MML			MML
		Focused	MML	Fundamental	Fundamental	MML	MML	Growth
		Equity	Foreign	Equity	Value	Global	Global	Allocation
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
						(Service Class I)	(Class II)
	Units purchased	40,871	99,584	24,043	29,755	-	88,989	460,502
	Units withdrawn	(35,531)	(23,654)	(40,279)	(10,750)	(2,490)	(53,730)	(248,222)
	Units transferred between divisions and transferred (to) from GPA	(11,988)	39	225	7,917	120,985	(4,013)	(67,444)
	Net increase (decrease)	(6,648)	75,969	(16,011)	26,922	118,495	31,246	144,836
F-124

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

				MML
		MML	MML	Inflation-	MML	MML	MML	MML
		High	Income	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
		Yield	& Growth	and Income	Equity	Allocation	Allocation	Growth
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	82,522	397,677	263,933	24,368	7,827	21,878	195,188
	Units withdrawn	(46,331)	(88,975)	(345,157)	(6,214)	(4,196)	(2,171)	(86,263)
	Units transferred between divisions and transferred (to) from GPA	17,421	(351,423)	39,427	(286)	2,242	799	20,770
	Net increase (decrease)	53,612	(42,721)	(41,797)	17,868	5,873	20,506	129,695

		MML	MML	MML	MML	MML	MML	MML
		Managed	Managed	Mid Cap	Mid Cap	Moderate	Short-Duration	Small Cap
		Bond	Volatility	Growth	Value	Allocation	Bond	Equity
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	776,525	267,516	319,504	221,301	180,018	20,005	411,129
	Units withdrawn	(1,396,652)	(652,911)	(161,577)	(108,422)	(119,849)	(13,273)	(620,646)
	Units transferred between divisions and transferred (to) from GPA	(3,034,093)	(87,461)	(40,806)	1,607	7,434	(172,668)	(35,735)
	Net increase (decrease)	(3,654,220)	(472,856)	117,121	114,486	67,603	(165,936)	(245,252)

					MML
		MML	MML	MML	Strategic	MML	MML	MML
		Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable	Total Return	U.S. Government
		Growth Equity	Value	Value	Markets	Equity	Bond	Money Market
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	352,738	60,718	103,301	98,957	98,520	217,607	7,639,206
	Units withdrawn	(453,204)	(38,307)	(64,045)	(62,140)	(90,620)	(43,955)	(5,481,370)
	Units transferred between divisions and transferred (to) from GPA	(22,223)	21,024	7,894	(6,548)	(1,659)	11,823	(4,200,206)
	Net increase (decrease)	(122,689)	43,435	47,150	30,269	6,241	185,475	(2,042,370)

		PIMCO
		Commodity-	PIMCO					T. Rowe Price
		RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	All-Cap
		Strategy	Opportunities	High Yield	Income	Real Return	Total Return	Opportunities
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	108,647	12,281	998	15,348	14,258	30	23,666
	Units withdrawn	(109,541)	(3,275)	(1,794)	(1,279)	(511)	(2,831)	(66,215)
	Units transferred between divisions and transferred (to) from GPA	(5,707)	(399)	-	-	(12,131)	(11,366)	45,002
	Net increase (decrease)	(6,601)	8,607	(796)	14,069	1,616	(14,167)	2,453
F-125

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	Vanguard VIF
		Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global	Global Bond
		Growth	Equity Income	Bond	Growth	VIP	Bond VIP	Index
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	88,131	252,125	-	262,474	346,961	12,714	190,922
	Units withdrawn	(196,629)	(462,129)	(5,757)	(646,140)	(419,252)	(1,029)	(60,251)
	Units transferred between divisions and transferred (to) from GPA	115,878	(15,899)	(10,674)	(22,345)	(127,598)	(9,243)	(12,926)
	Net increase (decrease)	7,380	(225,903)	(16,431)	(406,011)	(199,889)	2,442	117,745

		Vanguard VIF	Vanguard VIF	Voya	Voya	Voya	VY® CBRE
		Mid Cap	Real Estate	International	Russell™	Russell™	Global
		Index	Index	Index	Mid Cap Index	Small Cap Index	Real Estate
	2023 (Continued)	Division	Division	Division	Division	Division	Division
	Units purchased	607,401	179,843	192,175	98,300	12,620	30,450
	Units withdrawn	(160,562)	(56,533)	(12,804)	(17,258)	(8,057)	(17,792)
	Units transferred between divisions and transferred (to) from GPA	23,859	4,153	(95,509)	226,717	105,177	(1,446)
	Net increase (decrease)	470,698	127,463	83,862	307,759	109,740	11,212

F-126

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS
	A.					A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® Asset Allocation Division
	2024	5,814,712	$4.14	to	$5.37	$28,330,655	2.18	0.25%	to	1.00%	15.27%	to	16.15%
	2023	5,962,672	3.59	to	4.63	25,016,590	2.24	0.25	to	1.00	13.14	to	13.98
	2022	6,342,247	3.18	to	4.06	23,350,591	1.91	0.25	to	1.00	(14.26)	to	(13.62)
	2021	6,513,177	3.70	to	4.70	27,801,866	1.55	0.25	to	1.00	13.96	to	14.81
	2020	6,719,434	3.25	to	4.09	25,043,652	1.70	0.25	to	1.00	11.34	to	12.18
American Funds Insurance Series® Growth-Income Division
	2024	7,697,712	5.97	to	8.29	53,894,748	1.11	0.25	to	1.00	22.99	to	23.92
	2023	8,213,963	4.85	to	6.69	46,462,834	1.38	0.25	to	1.00	24.89	to	25.82
	2022	8,634,714	3.89	to	5.32	38,935,008	1.28	0.25	to	1.00	(17.32)	to	(16.70)
	2021	9,062,804	4.70	to	6.39	49,515,332	1.13	0.25	to	1.00	22.86	to	23.79
	2020	9,654,332	3.82	to	5.16	43,139,764	1.38	0.25	to	1.00	12.42	to	13.26
BlackRock High Yield V.I. Division
	2024	46,167	-	-	1.43	65,939	6.93	-	-	0.25	-	-	8.29
	2023	48,906	-	-	1.32	64,505	6.54	-	-	0.25	-	-	13.24
	2022	66,612	-	-	1.16	77,588	5.14	-	-	0.25	-	-	(10.35)
	2021	118,064	-	-	1.30	153,399	4.50	-	-	0.25	-	-	5.33
	2020	111,215	-	-	1.23	137,185	5.27	-	-	0.25	-	-	7.31
BlackRock Small Cap Index V.I. Division (Class I)
	2024	944,339	-	-	1.25	1,175,387	1.97	-	-	0.80	-	-	10.42
	2023	808,424	-	-	1.13	912,375	1.56	-	-	0.80	-	-	15.77
	2022	578,220	-	-	0.97	563,661	1.52	-	-	0.80	-	-	(21.09)
	2021	266,372	-	-	1.24	329,081	2.41	-	-	0.80	-	-	13.66
	2020	5,324	-	-	1.09	5,787	0.20	-	-	0.80	-	-	-
BlackRock Small Cap Index V.I. Division (Class III)¹⁰
	2024	32,437	-	-	1.02	32,958	1.76	-	-	0.25	-	-	11.07
	2023	24,827	-	-	0.91	22,711	1.55	-	-	0.25	-	-	16.43
	2022	12,724	-	-	0.79	9,998	1.63	-	-	0.25	-	-	-
	2021	1,508	-	-	0.99	1,493	1.21	-	-	0.25	-	-	-
BlackRock Total Return V.I. Division
	2024	1,371,735	-	-	1.09	1,495,877	4.46	-	-	0.25	-	-	1.39
	2023	194,736	-	-	1.08	209,445	3.87	-	-	0.25	-	-	5.83
	2022	271,212	-	-	1.02	275,620	2.38	-	-	0.25	-	-	(14.06)
	2021	227,326	-	-	1.18	268,804	1.68	-	-	0.25	-	-	(1.43)
	2020	370,330	-	-	1.20	444,258	2.17	-	-	0.25	-	-	8.90
BNY Mellon MidCap Stock Division
	2024	388,022	-	-	1.71	664,488	0.43	-	-	0.25	-	-	12.33
	2023	227,903	-	-	1.52	347,436	0.56	-	-	0.25	-	-	17.99
	2022	238,839	-	-	1.29	308,604	0.47	-	-	0.25	-	-	(14.28)
	2021	157,431	-	-	1.51	237,312	0.23	-	-	0.25	-	-	25.56
	2020	65,893	-	-	1.20	79,107	0.40	-	-	0.25	-	-	7.85
DWS Small Cap Index Division
	2024	2,150,008	4.21	to	5.38	10,610,053	1.16	0.25	to	1.00	10.04	to	10.87
	2023	2,227,999	3.83	to	4.85	9,922,288	1.12	0.25	to	1.00	15.60	to	16.47
	2022	2,385,191	3.31	to	4.17	9,120,995	0.91	0.25	to	1.00	(21.42)	to	(20.83)
	2021	2,454,100	4.21	to	5.27	11,860,935	0.83	0.25	to	1.00	13.36	to	14.22
	2020	2,521,917	3.72	to	4.61	10,685,836	1.10	0.25	to	1.00	18.24	to	19.13
F-127

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Eaton Vance VT Floating-Rate Income Division
	2024	23,569	$-	-	$1.36	$32,123	8.06%	-%	-	0.25%	-%	-	7.85%
	2023	18,911	-	-	1.26	23,898	8.34	-	-	0.25	-	-	11.47
	2022	36,004	-	-	1.13	40,816	4.78	-	-	0.25	-	-	(2.36)
	2021	37,104	-	-	1.16	43,081	3.14	-	-	0.25	-	-	3.76
	2020	95,460	-	-	1.12	106,816	3.46	-	-	0.25	-	-	2.27
Fidelity® VIP Bond Index Division (Initial Class)
	2024	899,843	-	-	0.88	795,756	2.95	-	-	0.80	-	-	0.40
	2023	799,613	-	-	0.88	701,768	2.73	-	-	0.80	-	-	4.64
	2022	565,938	-	-	0.84	474,684	2.21	-	-	0.80	-	-	(13.88)
	2021	197,399	-	-	0.97	192,257	1.66	-	-	0.80	-	-	(2.73)
	2020	2,885	-	-	1.00	2,889	0.17	-	-	0.80	-	-	-
Fidelity® VIP Contrafund® Division (Initial Class)
	2024	16,356,592	8.25	to	8.76	135,744,268	0.19	0.15	to	1.00	32.45	to	33.59
	2023	16,615,944	6.23	to	6.56	105,911,159	0.49	0.15	to	1.00	32.13	to	33.25
	2022	16,836,581	4.71	to	4.92	83,308,966	0.51	0.15	to	1.00	(27.05)	to	(26.42)
	2021	16,632,193	6.46	to	6.69	116,779,958	0.06	0.15	to	1.00	26.56	to	27.64
	2020	16,934,529	5.10	to	5.24	95,130,421	0.25	0.15	to	1.00	29.27	to	30.37
Fidelity® VIP Contrafund® Division (Service Class)
	2024	1,303,309	8.49	to	9.13	10,347,116	0.09	0.40	to	0.75	32.63	to	33.10
	2023	1,357,752	6.40	to	6.86	8,120,384	0.38	0.40	to	0.75	32.35	to	32.81
	2022	1,476,037	4.84	to	5.17	6,721,785	0.40	0.40	to	0.75	(26.93)	to	(26.68)
	2021	1,563,644	6.62	to	7.05	9,712,506	0.05	0.40	to	0.75	26.76	to	27.14
	2020	1,631,705	5.22	to	5.54	8,374,787	0.15	0.60	to	0.75	29.46	to	29.65
Fidelity® VIP Extended Market Index Division (Initial Class)
	2024	557,933	-	-	1.36	758,052	1.44	-	-	0.80	-	-	11.41
	2023	477,416	-	-	1.22	582,427	2.11	-	-	0.80	-	-	16.50
	2022	317,252	-	-	1.05	332,210	1.69	-	-	0.80	-	-	(18.78)
	2021	148,046	-	-	1.29	190,865	2.38	-	-	0.80	-	-	20.27
	2020	2,427	-	-	1.07	2,602	-	-	-	0.80	-	-	-
Fidelity® VIP Extended Market Index Division (Service Class)¹⁰
	2024	683,055	-	-	1.09	747,783	1.58	-	-	0.25	-	-	12.02
	2023	196,194	-	-	0.98	191,730	1.79	-	-	0.25	-	-	17.11
Fidelity® VIP Freedom 2020 Division
	2024	47,466	-	-	1.54	73,309	2.85	-	-	0.25	-	-	7.55
	2023	83,337	-	-	1.44	119,673	4.70	-	-	0.25	-	-	12.34
	2022	10,337	-	-	1.28	13,214	2.12	-	-	0.25	-	-	(15.83)
	2021	8,901	-	-	1.52	13,517	0.89	-	-	0.25	-	-	9.47
	2020	10,701	-	-	1.39	14,846	1.13	-	-	0.25	-	-	14.92
Fidelity® VIP Freedom 2025 Division
	2024	225,263	-	-	1.61	362,693	1.63	-	-	0.25	-	-	8.40
	2023	832,720	-	-	1.49	1,236,852	2.84	-	-	0.25	-	-	13.48
	2022	612,066	-	-	1.31	801,108	2.10	-	-	0.25	-	-	(16.51)
	2021	394,002	-	-	1.57	617,665	1.18	-	-	0.25	-	-	10.71
	2020	162,124	-	-	1.42	229,577	1.45	-	-	0.25	-	-	15.83
Fidelity® VIP Freedom 2030 Division
	2024	923,925	-	-	1.70	1,570,044	2.56	-	-	0.25	-	-	9.34
	2023	942,739	-	-	1.55	1,465,133	2.84	-	-	0.25	-	-	14.56
	2022	304,359	-	-	1.36	412,909	2.12	-	-	0.25	-	-	(16.94)
	2021	77,802	-	-	1.63	127,084	1.31	-	-	0.25	-	-	12.24
	2020	10,532	-	-	1.46	15,328	2.36	-	-	0.25	-	-	16.76
F-128

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Freedom 2035 Division
	2024	1,153,407	$-	-	$1.84	$2,122,744	1.77%	-%	-	0.25%	-%	-	10.93%
	2023	1,059,304	-	-	1.66	1,757,413	1.99	-	-	0.25	-	-	16.71
	2022	996,496	-	-	1.42	1,416,516	1.97	-	-	0.25	-	-	(17.75)
	2021	531,977	-	-	1.73	919,419	1.03	-	-	0.25	-	-	15.32
	2020	357,294	-	-	1.50	535,494	1.72	-	-	0.25	-	-	18.15
Fidelity® VIP Freedom 2040 Division
	2024	210,459	-	-	1.96	411,809	1.43	-	-	0.25	-	-	12.99
	2023	172,137	-	-	1.73	298,104	1.80	-	-	0.25	-	-	18.77
	2022	127,560	-	-	1.46	185,997	1.37	-	-	0.25	-	-	(18.30)
	2021	76,059	-	-	1.78	135,749	1.02	-	-	0.25	-	-	17.69
	2020	34,486	-	-	1.52	52,301	1.32	-	-	0.25	-	-	19.16
Fidelity® VIP Freedom 2045 Division¹⁰
	2024	156,960	-	-	1.19	186,685	2.00	-	-	0.25	-	-	13.70
	2023	16,273	-	-	1.05	17,022	1.28	-	-	0.25	-	-	19.33
	2022	14,644	-	-	0.88	12,837	2.27	-	-	0.25	-	-	(18.30)
Fidelity® VIP Freedom 2050 Division
	2024	85,706	-	-	1.98	169,544	0.62	-	-	0.25	-	-	13.74
	2023	202,304	-	-	1.74	351,866	1.74	-	-	0.25	-	-	19.36
	2022	119,522	-	-	1.46	174,161	1.17	-	-	0.25	-	-	(18.35)
	2021	131,990	-	-	1.78	235,563	1.67	-	-	0.25	-	-	17.73
	2020	9,651	-	-	1.52	14,629	1.21	-	-	0.25	-	-	19.17
Fidelity® VIP Freedom 2055 Division¹⁰
	2024	5,509	-	-	1.19	6,555	2.23	-	-	0.25	-	-	13.72
	2023	934	-	-	1.05	978	0.26	-	-	0.25	-	-	19.40
	2022	1,109	-	-	0.88	972	2.24	-	-	0.25	-	-	(18.36)
Fidelity® VIP Freedom 2060 Division¹⁰
	2024	232,002	-	-	1.19	275,975	7.27	-	-	0.25	-	-	13.72
	2023	15,372	-	-	1.05	16,079	0.57	-	-	0.25	-	-	19.30
	2022	51,451	-	-	0.88	45,110	2.74	-	-	0.25	-	-	-
Fidelity® VIP Freedom Income Division¹¹
	2024	647,292	-	-	1.01	656,060	3.08	-	-	0.25	-	-	4.28
Fidelity® VIP Growth Division
	2024	401,885	3.57	to	5.29	1,565,121	-	0.25	to	0.40	29.74	to	30.27
	2023	567,689	2.74	to	4.08	1,659,284	0.04	0.25	to	0.40	35.55	to	36.09
	2022	459,547	2.02	to	3.01	1,003,308	0.50	0.25	to	0.40	(24.82)	to	(24.52)
	2021	282,918	2.67	to	4.00	860,161	-	0.25	to	0.40	22.53	to	23.08
	2020	161,149	2.17	to	3.27	435,983	0.05	0.25	to	0.60	42.89	to	43.75
Fidelity® VIP Health Care Division⁵
	2024	54,279	-	-	1.03	55,978	-	-	-	0.25	-	-	4.29
	2023	13,352	-	-	0.99	13,192	-	-	-	0.25	-	-	-
Fidelity® VIP Index 500 Division (Service Class)⁸
	2024	1,845,742	-	-	1.47	2,718,603	1.67	-	-	0.25	-	-	24.77
	2023	1,111,184	-	-	1.18	1,311,716	1.17	-	-	0.25	-	-	26.07
	2022	326,499	-	-	0.94	305,719	1.37	-	-	0.25	-	-	(18.30)

F-129

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP International Index Division (Initial Class)
	2024	844,239	$-	-	$1.13	$953,613	3.09%	-%	-	0.80%	-%	-	4.26%
	2023	708,749	-	-	1.08	768,065	3.20	-	-	0.80	-	-	15.24
	2022	496,591	-	-	0.94	467,003	2.81	-	-	0.80	-	-	(16.69)
	2021	208,568	-	-	1.13	235,424	5.14	-	-	0.80	-	-	6.86
	2020	6,120	-	-	1.06	6,465	0.46	-	-	0.80	-	-	-
Fidelity® VIP International Index Division (Service Class 2)¹⁰
	2024	348,346	-	-	1.03	357,165	2.87	-	-	0.25	-	-	4.82
	2023	305,960	-	-	0.98	299,275	3.27	-	-	0.25	-	-	15.88
	2022	43,959	-	-	0.84	37,107	5.89	-	-	0.25	-	-	(16.21)
	2021	13,454	-	-	1.01	13,554	3.74	-	-	0.25	-	-	-
Fidelity® VIP Overseas Division⁵
	2024	82,122	1.10	to	1.59	123,232	1.58	0.25	to	0.80	-	-	5.05
	2023	938	1.06	to	1.51	993	3.44	0.25	to	0.80	-	-	20.51
Fidelity® VIP Real Estate Division (Initial Class)⁵
	2024	238	-	-	1.14	273	4.19	-	-	0.80	-	-	5.67
	2023	17	-	-	1.08	18	-	-	-	0.80	-	-	-
Fidelity® VIP Real Estate Division (Service Class)
	2024	174,518	-	-	1.29	225,649	5.58	-	-	0.25	-	-	6.38
	2023	109,152	-	-	1.22	132,673	2.64	-	-	0.25	-	-	11.09
	2022	97,244	-	-	1.09	106,402	0.63	-	-	0.25	-	-	(27.62)
	2021	150,950	-	-	1.51	228,180	1.03	-	-	0.25	-	-	38.86
	2020	118,029	-	-	1.09	128,487	2.13	-	-	0.25	-	-	(6.61)
Fidelity® VIP Strategic Income Division⁵
	2024	54,363	-	-	1.11	59,689	3.93	-	-	0.80	-	-	5.23
	2023	238	-	-	1.05	250	4.45	-	-	0.80	-	-	-
Fidelity® VIP Total Market Index Division (Initial Class)
	2024	2,063,964	-	-	1.62	3,192,000	1.47	-	-	0.80	-	-	22.70
	2023	1,053,612	-	-	1.32	1,391,581	1.56	-	-	0.80	-	-	25.07
	2022	474,991	-	-	1.06	501,603	1.85	-	-	0.80	-	-	(19.86)
	2021	211,399	-	-	1.32	278,569	1.98	-	-	0.80	-	-	24.68
	2020	7,537	-	-	1.06	7,966	0.67	-	-	0.80	-	-	-
Fidelity® VIP Total Market Index Division (Service Class 2)¹⁰
	2024	141,492	-	-	1.40	198,293	0.80	-	-	0.25	-	-	23.38
Franklin Mutual Global Discovery VIP Division
	2024	2,730	-	-	1.54	4,212	1.88	-	-	0.25	-	-	4.66
	2023	2,044	-	-	1.47	3,013	2.81	-	-	0.25	-	-	20.31
	2022	1,630	-	-	1.23	1,998	1.40	-	-	0.25	-	-	(4.75)
	2021	1,509	-	-	1.29	1,942	2.63	-	-	0.25	-	-	19.13
	2020	1,773	-	-	1.08	1,915	2.72	-	-	0.25	-	-	(4.46)
Franklin Small Cap Value VIP Division
	2024	3,634,579	5.09	to	7.38	19,559,749	0.93	0.25	to	1.00	10.59	to	11.43
	2023	3,648,614	4.60	to	6.62	17,951,363	0.52	0.25	to	1.00	11.63	to	12.46
	2022	3,516,854	4.12	to	5.89	16,501,845	0.98	0.25	to	1.00	(10.96)	to	(10.29)
	2021	3,602,625	4.63	to	6.56	19,136,069	1.01	0.25	to	1.00	24.12	to	25.05
	2020	3,445,561	3.73	to	5.25	15,380,819	1.49	0.25	to	1.00	4.14	to	4.93
F-130

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Franklin Strategic Income VIP Division⁷
	2024	2,840	$-	-	$1.14	$3,225	4.72%	-%	-	0.25%	-%	-	4.02%
	2023	1,569	-	-	1.09	1,712	4.49	-	-	0.25	-	-	8.18
	2022	894	-	-	1.01	902	6.73	-	-	0.25	-	-	(10.75)
	2021	7,066	-	-	1.13	7,989	1.87	-	-	0.25	-	-	2.11
Goldman Sachs Core Fixed Income Division
	2024	733,180	-	-	1.07	781,697	3.78	-	-	0.25	-	-	0.89
	2023	849,586	-	-	1.06	897,802	2.86	-	-	0.25	-	-	5.83
	2022	733,135	-	-	1.00	732,062	1.45	-	-	0.25	-	-	(14.28)
	2021	772,752	-	-	1.16	900,136	1.11	-	-	0.25	-	-	(2.23)
	2020	532,525	-	-	1.19	634,452	2.00	-	-	0.25	-	-	9.40
Goldman Sachs International Equity Insights Division
	2024	88,071	1.42	to	2.08	165,079	1.93	0.25	to	0.40	5.71	to	6.13
	2023	167,207	1.33	to	1.97	262,452	2.98	0.25	to	0.40	18.23	to	18.71
	2022	136,545	1.12	to	1.67	187,872	3.66	0.25	to	0.40	(13.90)	to	(13.55)
	2021	90,678	1.30	to	1.93	159,157	2.96	0.25	to	0.40	11.67	to	12.17
	2020	76,640	1.16	to	1.73	126,576	1.36	0.25	to	0.60	6.17	to	6.81
Goldman Sachs Large Cap Value Division
	2024	776	4.08	to	4.52	3,393	1.46	0.30	to	0.40	16.63	to	16.74
	2023	774	3.50	to	3.87	2,901	1.78	0.30	to	0.40	12.56	to	12.67
	2022	798	3.11	to	3.44	2,653	1.37	0.30	to	0.40	(6.74)	to	(6.65)
	2021	2,031	3.34	to	3.68	7,377	1.14	0.30	to	0.40	23.58	to	23.76
	2020	2,273	2.70	to	2.97	6,680	1.38	0.30	to	0.60	3.36	to	3.67
Goldman Sachs Mid Cap Value Division
	2024	387,832	2.01	to	10.17	2,577,151	1.07	0.25	to	0.40	11.95	to	12.40
	2023	258,933	1.79	to	9.09	2,085,010	1.04	0.25	to	0.40	10.98	to	11.42
	2022	257,418	1.60	to	8.19	1,890,198	0.70	0.25	to	0.40	(10.35)	to	(9.99)
	2021	242,304	1.78	to	9.13	2,101,791	0.46	0.25	to	0.40	30.36	to	30.95
	2020	260,663	1.36	to	7.01	1,751,755	0.60	0.25	to	0.60	7.75	to	8.40
Goldman Sachs Small Cap Equity Insights Division
	2024	38,738	-	-	1.93	74,674	1.06	-	-	0.25	-	-	19.05
	2023	34,164	-	-	1.62	55,319	1.14	-	-	0.25	-	-	19.27
	2022	28,756	-	-	1.36	39,037	0.27	-	-	0.25	-	-	(19.38)
	2021	33,413	-	-	1.68	56,264	0.64	-	-	0.25	-	-	23.79
	2020	14,983	-	-	1.36	20,381	0.30	-	-	0.25	-	-	8.58
Goldman Sachs Strategic Growth Division
	2024	1,723,958	7.28	to	7.67	14,057,433	-	0.25	to	1.00	31.04	to	32.03
	2023	1,917,718	5.51	to	5.86	11,902,030	-	0.25	to	1.00	40.53	to	41.59
	2022	2,057,122	3.89	to	4.17	8,956,660	-	0.25	to	1.00	(33.19)	to	(32.68)
	2021	2,152,874	5.78	to	6.24	13,705,655	-	0.25	to	1.00	20.71	to	21.62
	2020	2,272,721	4.75	to	5.17	11,749,749	0.09	0.25	to	1.00	39.11	to	40.15
Goldman Sachs U.S. Equity Insights Division
	2024	38,324	5.62	to	6.82	215,431	0.67	0.30	to	0.40	27.81	to	27.94
	2023	39,290	4.40	to	5.33	172,804	0.70	0.30	to	0.40	23.31	to	23.44
	2022	40,585	3.57	to	4.32	144,753	0.82	0.30	to	0.40	(20.06)	to	(19.98)
	2021	42,914	4.46	to	5.40	192,467	0.83	0.30	to	0.40	28.83	to	29.02
	2020	43,658	3.46	to	4.18	152,124	0.88	0.30	to	0.60	16.84	to	17.19
F-131

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. International Growth Division
	2024	8,032,754	$3.20	to	$3.21	$27,005,806	0.66%	0.15%	to	1.00%	(2.65)%	to	(1.67)%
	2023	7,827,963	3.27	to	3.28	27,225,387	0.60	0.15	to	1.00	19.86	to	21.06
	2022	8,668,000	2.70	to	2.74	24,954,829	-	0.15	to	1.00	(27.85)	to	(27.13)
	2021	8,482,553	3.71	to	3.80	33,213,861	-	0.15	to	1.00	9.12	to	10.22
	2020	8,858,724	3.38	to	3.48	30,988,304	0.99	0.15	to	1.00	20.29	to	21.32
Invesco V.I. American Franchise Division⁷
	2024	488,505	-	-	2.98	1,456,683	-	-	-	0.25	-	-	34.89
	2023	198,188	-	-	2.21	438,128	-	-	-	0.25	-	-	40.93
	2022	125,391	-	-	1.57	196,698	-	-	-	0.25	-	-	(31.11)
	2021	107,285	-	-	2.28	244,305	-	-	-	0.25	-	-	11.93
Invesco V.I. Capital Appreciation Division
	2024	14,406,242	5.98	to	8.15	112,614,043	-	0.15	to	1.00	32.82	to	33.96
	2023	15,425,839	4.50	to	6.09	90,430,969	-	0.15	to	1.00	34.03	to	35.17
	2022	16,498,752	3.36	to	4.50	71,298,785	-	0.15	to	1.00	(31.47)	to	(30.89)
	2021	17,159,403	4.90	to	6.51	106,714,489	-	0.15	to	1.00	21.35	to	22.38
	2020	18,217,853	4.04	to	5.32	91,482,106	-	0.15	to	1.00	35.23	to	36.38
Invesco V.I. Comstock Division
	2024	60,052	-	-	2.18	130,789	1.88	-	-	0.25	-	-	15.18
	2023	55,585	-	-	1.89	105,109	2.10	-	-	0.25	-	-	12.36
	2022	47,314	-	-	1.68	79,627	1.83	-	-	0.25	-	-	1.12
	2021	39,987	-	-	1.66	66,549	2.06	-	-	0.25	-	-	33.36
	2020	31,477	-	-	1.25	39,281	3.32	-	-	0.25	-	-	(0.85)
Invesco V.I. Core Plus Bond Division[13]
	2024	10,500,568	1.13	to	1.52	15,206,000	3.79	0.25	to	1.00	2.03	to	2.80
	2023	10,254,266	1.11	to	1.48	14,419,665	2.69	0.25	to	1.00	5.09	to	5.88
	2022	10,649,324	1.05	to	1.40	14,033,777	1.92	0.25	to	1.00	(14.88)	to	(14.24)
	2021	10,437,422	1.24	to	1.63	16,061,867	2.16	0.25	to	1.00	(2.63)	to	(1.89)
	2020	10,262,042	1.27	to	1.66	16,092,701	3.27	0.25	to	1.00	8.62	to	9.44
Invesco V.I. Discovery Mid Cap Growth Division
	2024	12,523,494	5.18	to	7.39	77,026,477	-	0.15	to	1.00	22.99	to	24.04
	2023	13,017,146	4.21	to	5.96	64,940,058	-	0.15	to	1.00	12.03	to	12.98
	2022	13,384,160	3.76	to	5.28	59,481,574	-	0.15	to	1.00	(31.67)	to	(31.08)
	2021	13,755,137	5.50	to	7.66	90,502,517	-	0.15	to	1.00	17.91	to	18.92
	2020	14,069,144	4.66	to	6.44	78,851,437	0.04	0.15	to	1.00	39.29	to	40.48
Invesco V.I. Diversified Dividend Division
	2024	1,084,449	1.84	to	3.99	2,726,123	1.86	0.15	to	1.00	12.08	to	13.05
	2023	1,090,322	1.64	to	3.53	2,410,815	1.94	0.15	to	1.00	7.96	to	8.88
	2022	1,139,884	1.52	to	3.24	2,301,016	1.88	0.15	to	1.00	(2.66)	to	(1.83)
	2021	1,330,527	1.57	to	3.30	2,670,108	2.07	0.15	to	1.00	17.71	to	18.72
	2020	1,370,729	1.33	to	2.78	2,338,155	3.17	0.15	to	1.00	(0.86)	to	(0.01)
Invesco V.I. Equity & Income Division[12]
	2024	467,341	2.82	to	4.62	1,319,503	2.10	0.30	to	0.75	9.13	to	9.61
	2023	548,818	2.58	to	4.21	1,417,839	1.79	0.30	to	0.75	11.76	to	12.26
	2022	627,229	2.31	to	3.75	1,449,861	1.34	0.30	to	0.75	(17.47)	to	(17.10)
	2021	657,847	2.80	to	4.52	1,841,957	1.52	0.30	to	0.75	9.81	to	10.30
	2020	833,476	2.55	to	4.10	2,125,431	2.13	0.30	to	0.75	14.00	to	14.51
Invesco V.I. EQV International Equity Division
	2024	23,394	-	-	1.39	32,587	1.89	-	-	0.25	-	-	0.62
	2023	16,647	-	-	1.38	23,046	0.20	-	-	0.25	-	-	18.15
	2022	14,847	-	-	1.17	17,396	2.01	-	-	0.25	-	-	(18.31)
	2021	4,216	-	-	1.43	6,047	1.34	-	-	0.25	-	-	5.89
	2020	1,976	-	-	1.35	2,676	2.64	-	-	0.25	-	-	14.00
F-132

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Global Division
	2024	15,687,474	$5.38	to	$5.79	$112,002,568	-%	0.15%	to	1.00%	14.91%	to	15.89%
	2023	16,632,778	4.68	to	4.99	102,161,631	0.21	0.15	to	1.00	33.40	to	34.53
	2022	18,375,053	3.51	to	3.71	89,585,887	-	0.15	to	1.00	(32.44)	to	(31.87)
	2021	18,919,597	5.19	to	5.45	136,604,985	-	0.15	to	1.00	14.34	to	15.32
	2020	19,763,167	4.54	to	4.73	123,742,247	0.70	0.15	to	1.00	26.37	to	27.45
Invesco V.I. Global Real Estate Division
	2024	-	-	-	-	-	3.38	-	-	-	-	-	-
	2023	54,624	-	-	1.10	59,903	1.60	-	-	0.25	-	-	9.05
	2022	30,436	-	-	1.01	30,608	2.02	-	-	0.25	-	-	(24.93)
	2021	32,576	-	-	1.34	43,642	3.31	-	-	0.25	-	-	25.71
	2020	9,207	-	-	1.07	9,812	6.60	-	-	0.25	-	-	(12.32)
Invesco V.I. Global Strategic Income Division
	2024	13,380,983	1.76	to	1.83	32,921,501	3.11	0.15	to	1.00	2.13	to	3.01
	2023	13,454,447	1.73	to	1.78	32,214,532	-	0.15	to	1.00	7.80	to	8.72
	2022	9,820,731	1.60	to	1.64	19,099,387	-	0.15	to	1.00	(12.34)	to	(11.59)
	2021	9,913,403	1.83	to	1.85	22,000,829	4.77	0.15	to	1.00	(4.37)	to	(3.56)
	2020	9,704,485	1.91	to	1.92	22,762,739	6.04	0.15	to	1.00	2.37	to	3.25
Invesco V.I. Health Care Division
	2024	895,465	4.19	to	4.48	4,250,797	-	0.15	to	1.00	3.13	to	4.01
	2023	931,122	4.06	to	4.31	4,264,786	-	0.15	to	1.00	2.00	to	2.87
	2022	956,327	3.98	to	4.19	4,263,314	-	0.15	to	1.00	(14.18)	to	(13.45)
	2021	979,583	4.64	to	4.84	5,068,427	0.21	0.15	to	1.00	11.18	to	12.13
	2020	979,943	4.17	to	4.32	4,530,666	0.32	0.15	to	1.00	13.32	to	14.29
Invesco V.I. Main Street Division
	2024	6,725,734	5.41	to	6.86	38,370,464	-	0.15	to	1.00	22.41	to	23.46
	2023	7,176,261	4.42	to	5.55	33,454,278	0.85	0.15	to	1.00	22.00	to	23.03
	2022	7,572,527	3.62	to	4.51	28,903,847	1.48	0.15	to	1.00	(20.93)	to	(20.25)
	2021	7,949,023	4.58	to	5.66	38,110,497	0.71	0.15	to	1.00	26.30	to	27.38
	2020	8,351,957	3.63	to	4.44	31,295,753	1.49	0.15	to	1.00	12.81	to	13.77
Invesco V.I. Main Street Small Cap Division
	2024	428,166	8.91	to	9.88	3,889,688	-	0.30	to	0.75	11.84	to	12.35
	2023	431,845	7.96	to	8.80	3,497,729	1.20	0.30	to	0.75	17.25	to	17.78
	2022	436,716	6.79	to	7.47	3,008,071	0.01	0.30	to	0.75	(16.46)	to	(16.09)
	2021	435,729	8.13	to	8.90	3,584,201	0.35	0.30	to	0.75	21.64	to	22.19
	2020	500,028	6.69	to	7.29	3,370,033	0.66	0.30	to	0.75	19.03	to	19.57
Invesco V.I. Small Cap Equity Division
	2024	603	-	-	1.96	1,181	0.21	-	-	0.25	-	-	18.09
	2023	471	-	-	1.66	781	-	-	-	0.25	-	-	16.57
	2022	406	-	-	1.42	577	-	-	-	0.25	-	-	(20.51)
	2021	15	-	-	1.79	26	-	-	-	0.25	-	-	20.40
	2020	37	-	-	1.49	55	-	-	-	0.25	-	-	27.24
Invesco V.I. Technology Division
	2024	1,343,597	6.15	to	9.49	9,817,169	-	0.15	to	1.00	32.93	to	34.07
	2023	1,298,780	4.63	to	7.08	7,081,524	-	0.15	to	1.00	45.49	to	46.72
	2022	1,491,735	3.18	to	4.83	5,277,317	-	0.15	to	1.00	(40.55)	to	(40.04)
	2021	1,520,936	5.35	to	8.05	8,541,371	-	0.15	to	1.00	13.27	to	14.24
	2020	1,604,054	4.72	to	7.05	7,438,818	-	0.15	to	1.00	44.66	to	45.90
Invesco V.I. U.S. Government Money Division
	2024	2,193,540	1.39	to	1.76	3,037,093	4.54	0.30	to	0.75	3.86	to	4.33
	2023	2,615,717	1.34	to	1.68	3,487,142	4.39	0.30	to	0.75	3.74	to	4.21
	2022	3,528,620	1.29	to	1.61	4,538,496	1.33	0.30	to	0.75	0.53	to	0.98
	2021	3,019,741	1.29	to	1.60	3,862,261	0.01	0.30	to	0.75	(0.74)	to	(0.29)
	2020	2,865,754	1.30	to	1.60	3,689,343	0.21	0.30	to	0.75	(0.52)	to	(0.08)
F-133

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Janus Henderson Balanced Division (Institutional Class)
	2024	289	$-	-	$4.77	$1,377	2.08%	-%	-	0.40%	-%	-	14.96%
	2023	308	-	-	4.15	1,279	2.11	-	-	0.40	-	-	14.95
	2022	334	-	-	3.61	1,203	1.23	-	-	0.40	-	-	(16.73)
	2021	357	-	-	4.33	1,544	0.88	-	-	0.40	-	-	16.67
	2020	56,841	-	-	3.71	210,982	1.80	-	-	0.60	-	-	13.63
Janus Henderson Balanced Division (Service Class)
	2024	1,300,336	4.54	to	5.64	6,864,829	1.76	0.25	to	1.00	13.99	to	14.86
	2023	1,372,650	3.98	to	4.91	6,314,597	1.77	0.25	to	1.00	13.99	to	14.85
	2022	1,488,090	3.49	to	4.28	5,951,978	0.97	0.25	to	1.00	(17.45)	to	(16.83)
	2021	1,573,599	4.23	to	5.14	7,543,818	0.67	0.25	to	1.00	15.75	to	16.62
	2020	1,645,617	3.65	to	4.41	6,755,986	1.49	0.25	to	1.00	12.89	to	13.74
Janus Henderson Forty Division (Institutional Class)
	2024	3,197,957	7.34	to	8.84	33,310,657	0.11	0.25	to	0.75	27.50	to	28.15
	2023	3,388,528	5.72	to	6.93	27,634,951	0.19	0.25	to	0.75	38.92	to	39.61
	2022	3,734,647	4.10	to	4.99	21,557,769	0.19	0.25	to	0.75	(34.05)	to	(33.72)
	2021	4,195,530	6.19	to	7.56	35,645,607	-	0.25	to	0.75	21.98	to	22.59
	2020	4,499,035	5.05	to	6.20	31,036,579	0.27	0.25	to	0.75	38.36	to	39.05
Janus Henderson Forty Division (Service Class)
	2024	50,889	10.16	to	12.37	554,079	0.01	0.50	to	1.00	26.86	to	27.50
	2023	42,668	8.01	to	9.70	361,673	0.12	0.50	to	1.00	38.27	to	38.96
	2022	46,113	5.79	to	6.98	282,100	0.05	0.50	to	1.00	(34.39)	to	(34.06)
	2021	46,358	8.83	to	10.58	429,145	-	0.50	to	1.00	21.38	to	21.99
	2020	48,440	7.27	to	8.68	365,341	0.16	0.50	to	1.00	37.65	to	38.34
Janus Henderson Global Research Division (Institutional Class)
	2024	9,615,234	2.69	to	3.23	29,009,114	0.75	0.25	to	0.75	22.65	to	23.27
	2023	9,943,265	2.18	to	2.63	24,400,660	1.08	0.25	to	0.75	25.83	to	26.46
	2022	4,239,710	1.73	to	2.09	9,825,857	1.05	0.25	to	0.75	(20.01)	to	(19.61)
	2021	4,552,323	2.15	to	2.62	12,874,552	0.52	0.25	to	0.75	17.21	to	17.80
	2020	4,834,686	1.82	to	2.23	11,541,450	0.73	0.25	to	0.75	19.16	to	19.76
Janus Henderson Global Research Division (Service Class)
	2024	71,445	4.04	to	5.27	319,694	0.58	0.50	to	1.00	22.03	to	22.65
	2023	95,568	3.31	to	4.30	348,934	0.77	0.50	to	1.00	25.22	to	25.84
	2022	101,212	2.64	to	3.42	293,374	0.89	0.50	to	1.00	(20.41)	to	(20.01)
	2021	106,715	3.32	to	4.27	387,051	0.35	0.50	to	1.00	16.62	to	17.21
	2020	103,333	2.85	to	3.64	324,899	0.56	0.50	to	1.00	18.57	to	19.17
Janus Henderson Global Technology and Innovation Division⁵
	2024	36,930	-	-	1.67	57,852	-	-	-	0.80	-	-	31.05
	2023	5,360	-	-	1.28	6,848	-	-	-	0.80	-	-	-
Lord Abbett Developing Growth Division
	2024	34,495	-	-	2.29	78,870	0.10	-	-	0.25	-	-	22.18
	2023	100,311	-	-	1.87	187,722	-	-	-	0.25	-	-	8.17
	2022	85,384	-	-	1.73	147,718	-	-	-	0.25	-	-	(35.98)
	2021	91,390	-	-	2.70	246,975	-	-	-	0.25	-	-	(2.75)
	2020	49,827	-	-	2.78	138,457	-	-	-	0.25	-	-	72.60
LVIP American Century Capital Appreciation Division⁴
	2024	1,060,991	-	-	2.41	2,555,950	-	-	-	0.25	-	-	24.98
	2023	579,437	-	-	1.93	1,116,866	-	-	-	0.25	-	-	20.69
	2022	547,445	-	-	1.60	874,318	-	-	-	0.25	-	-	(28.11)
	2021	521,624	-	-	2.22	1,158,824	-	-	-	0.25	-	-	11.16
	2020	498,219	-	-	2.00	995,745	-	-	-	0.25	-	-	42.46
F-134

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
LVIP American Century Disciplined Core Value Division⁴
	2024	7,540,422	$4.23	to	$4.96	$34,752,836	1.31%	0.25%	to	1.00%	11.96%	to	12.81%
	2023	7,953,129	3.77	to	4.40	32,556,160	1.54	0.25	to	1.00	7.58	to	8.38
	2022	8,350,786	3.51	to	4.06	31,490,239	1.77	0.25	to	1.00	(13.60)	to	(12.95)
	2021	8,771,675	4.06	to	4.66	37,822,087	1.08	0.25	to	1.00	22.42	to	23.34
	2020	9,231,503	3.32	to	3.78	32,069,155	1.95	0.25	to	1.00	10.70	to	11.53
LVIP American Century Inflation Protection Division⁴
	2024	31,850	-	-	1.15	36,681	4.08	-	-	0.25	-	-	1.54
	2023	24,847	-	-	1.13	28,181	3.34	-	-	0.25	-	-	3.40
	2022	29,553	-	-	1.10	32,418	4.80	-	-	0.25	-	-	(13.08)
	2021	29,243	-	-	1.26	36,903	2.57	-	-	0.25	-	-	6.27
	2020	75,810	-	-	1.19	90,026	1.44	-	-	0.25	-	-	9.55
LVIP American Century International Division⁴
	2024	1,173,402	1.46	to	1.70	1,748,445	1.59	0.25	to	0.40	2.19	to	2.61
	2023	1,017,477	1.43	to	1.66	1,482,934	1.32	0.25	to	0.40	12.12	to	12.57
	2022	924,918	1.27	to	1.48	1,201,230	1.58	0.25	to	0.40	(25.05)	to	(24.75)
	2021	1,039,229	1.68	to	1.98	1,790,461	0.04	0.25	to	0.40	8.26	to	8.75
	2020	137,681	1.55	to	1.83	251,549	0.48	0.25	to	0.60	25.13	to	25.88
LVIP American Century Value Division⁴
	2024	3,425,129	4.45	to	6.05	18,215,545	2.94	0.25	to	1.00	8.39	to	9.21
	2023	3,545,573	4.11	to	5.54	17,272,536	2.39	0.25	to	1.00	8.02	to	8.83
	2022	3,626,460	3.80	to	5.09	16,271,417	2.10	0.25	to	1.00	(0.46)	to	0.29
	2021	3,719,350	3.82	to	5.07	16,757,071	1.74	0.25	to	1.00	23.27	to	24.20
	2020	3,866,025	3.10	to	4.09	14,131,672	2.32	0.25	to	1.00	(0.03)	to	0.73
LVIP JPMorgan U.S. Equity Division⁹
	2024	761,629	-	-	2.86	2,175,588	0.53	-	-	0.25	-	-	23.98
	2023	645,592	-	-	2.30	1,487,382	1.57	-	-	0.25	-	-	27.16
	2022	277,127	-	-	1.81	502,095	0.53	-	-	0.25	-	-	(18.69)
	2021	284,033	-	-	2.23	632,933	0.83	-	-	0.25	-	-	29.34
	2020	22,125	-	-	1.72	38,118	-	-	-	0.25	-	-	25.26
Macquarie VIP Asset Strategy Division (Standard Class)⁴,⁷
	2024	31,795	-	-	1.24	39,359	1.98	-	-	0.80	-	-	11.85
	2023	28,575	-	-	1.11	31,629	2.87	-	-	0.80	-	-	13.36
	2022	19,360	-	-	0.98	18,903	2.97	-	-	0.80	-	-	(15.25)
	2021	468	-	-	1.15	540	3.03	-	-	0.80	-	-	9.84
Macquarie VIP Asset Strategy Division (Service Class)⁴
	2024	73,499	1.73	to	1.77	128,869	1.99	0.25	to	0.75	-	-	12.44
	2023	79,234	1.54	to	1.57	123,761	2.24	0.25	to	0.75	-	-	13.94
	2022	74,825	1.35	to	1.38	102,649	1.12	0.25	to	0.75	-	-	(14.74)
	2021	115,137	1.58	to	1.62	185,834	1.94	0.25	to	0.75	-	-	10.44
	2020	54,707	1.43	to	1.47	79,892	2.21	0.25	to	0.75	-	-	13.88
Macquarie Emerging Markets Division⁴
	2024	635,785	-	-	1.25	794,471	2.11	-	-	0.25	-	-	4.77
	2023	460,537	-	-	1.19	549,291	1.22	-	-	0.25	-	-	13.45
	2022	177,788	-	-	1.05	186,917	4.03	-	-	0.25	-	-	(27.81)
	2021	183,036	-	-	1.46	266,570	0.06	-	-	0.25	-	-	(3.13)
	2020	100,762	-	-	1.50	151,492	0.50	-	-	0.25	-	-	24.69
Macquarie VIP Science and Technology Division⁴
	2024	5,942	-	-	3.10	18,450	-	-	-	0.25	-	-	30.59
	2023	6,642	-	-	2.38	15,791	-	-	-	0.25	-	-	39.06
	2022	8,330	-	-	1.71	14,241	-	-	-	0.25	-	-	(31.84)
	2021	17,479	-	-	2.51	43,842	-	-	-	0.25	-	-	15.17
	2020	9,295	-	-	2.18	20,245	-	-	-	0.25	-	-	35.36

F-135

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Macquarie Small Cap Value Division⁴
	2024	695,105	$-	-	$1.58	$1,097,928	0.85%	-%	-	0.25%	-%	-	11.02%
	2023	576,506	-	-	1.42	820,214	0.62	-	-	0.25	-	-	9.10
	2022	326,131	-	-	1.30	425,309	0.55	-	-	0.25	-	-	(12.36)
	2021	326,567	-	-	1.49	485,921	0.33	-	-	0.25	-	-	34.01
	2020	22,326	-	-	1.11	24,788	0.17	-	-	0.25	-	-	(2.18)
MFS® Blended Research® Core Equity Division⁷
	2024	4,665	-	-	2.69	12,525	0.08	-	-	0.25	-	-	25.50
	2023	187,947	-	-	2.14	402,105	1.40	-	-	0.25	-	-	28.53
	2022	225,250	-	-	1.66	374,956	1.02	-	-	0.25	-	-	(16.00)
	2021	152,245	-	-	1.98	301,718	1.14	-	-	0.25	-	-	29.53
	2020	75,921	-	-	1.53	116,161	1.61	-	-	0.25	-	-	15.34
MFS® Global Real Estate Division
	2024	334,964	-	-	1.37	457,707	2.22	-	-	0.25	-	-	(2.69)
	2023	225,052	-	-	1.40	316,017	0.86	-	-	0.25	-	-	11.46
	2022	73,318	-	-	1.26	92,371	1.63	-	-	0.25	-	-	(26.94)
	2021	74,086	-	-	1.72	127,750	1.49	-	-	0.25	-	-	30.13
MFS® Government Securities Division⁷
	2024	739	-	-	1.03	764	4.13	-	-	0.25	-	-	0.77
	2023	535	-	-	1.03	548	1.58	-	-	0.25	-	-	4.15
	2022	342	-	-	0.98	336	2.54	-	-	0.25	-	-	(12.26)
	2021	123	-	-	1.12	138	2.59	-	-	0.25	-	-	(1.89)
MFS® Growth Division
	2024	486,068	3.16	to	7.23	2,972,810	-	0.25	to	0.75	30.48	to	31.46
	2023	560,304	2.41	to	5.54	2,558,706	-	0.25	to	0.75	34.85	to	35.86
	2022	670,674	1.77	to	4.11	2,227,332	-	0.25	to	0.75	(32.15)	to	(31.63)
	2021	809,969	2.59	to	6.05	3,759,997	-	0.25	to	0.75	22.61	to	23.53
	2020	726,226	2.10	to	4.94	3,105,539	-	0.25	to	0.75	30.87	to	31.86
MFS® International Intrinsic Value Division
	2024	1,127,470	-	-	1.60	1,807,106	1.37	-	-	0.25	-	-	7.25
	2023	902,358	-	-	1.49	1,348,571	0.72	-	-	0.25	-	-	17.66
	2022	367,393	-	-	1.27	466,674	0.80	-	-	0.25	-	-	(23.56)
	2021	347,117	-	-	1.66	576,798	0.40	-	-	0.25	-	-	10.55
	2020	63,241	-	-	1.50	95,053	1.10	-	-	0.25	-	-	20.52
MFS® Investors Trust Division
	2024	136,839	5.91	to	7.69	950,214	0.70	0.25	to	1.00	18.33	to	19.22
	2023	137,883	4.99	to	6.45	803,220	0.73	0.25	to	1.00	17.80	to	18.68
	2022	181,516	4.24	to	5.44	892,658	0.67	0.25	to	1.00	(17.32)	to	(16.70)
	2021	181,956	5.13	to	6.53	1,076,162	0.64	0.25	to	1.00	25.55	to	26.50
	2020	164,039	4.08	to	5.16	770,630	0.65	0.25	to	1.00	12.74	to	13.58
MFS® Mid Cap Value Division
	2024	373,132	-	-	1.99	740,782	1.37	-	-	0.25	-	-	13.75
	2023	139,347	-	-	1.75	243,211	1.90	-	-	0.25	-	-	12.73
	2022	90,800	-	-	1.55	140,588	1.14	-	-	0.25	-	-	(8.79)
	2021	44,329	-	-	1.70	75,246	0.54	-	-	0.25	-	-	30.99
	2020	23,260	-	-	1.30	30,142	1.28	-	-	0.25	-	-	3.87

F-136

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MFS® New Discovery Division
	2024	1,035,131	$4.87	to	$7.38	$6,411,584	-%	0.25%	to	1.00%	5.66%	to	6.46%
	2023	1,075,318	4.61	to	6.93	6,284,209	-	0.25	to	1.00	13.28	to	14.13
	2022	1,104,263	4.07	to	6.07	5,714,385	-	0.25	to	1.00	(30.46)	to	(29.93)
	2021	1,172,331	5.85	to	8.67	8,811,528	-	0.25	to	1.00	0.79	to	1.55
	2020	1,212,613	5.80	to	8.54	9,107,858	-	0.25	to	1.00	44.44	to	45.52
MFS® Research Division
	2024	178,744	5.34	to	6.70	1,015,590	0.60	0.30	to	0.75	17.98	to	18.51
	2023	190,077	4.52	to	5.65	910,716	0.53	0.30	to	0.75	21.51	to	22.05
	2022	208,253	3.72	to	4.63	816,093	0.50	0.30	to	0.75	(17.83)	to	(17.46)
	2021	236,993	4.53	to	5.61	1,127,472	0.55	0.30	to	0.75	23.87	to	24.43
	2020	360,042	3.66	to	4.51	1,454,714	0.70	0.30	to	0.75	15.72	to	16.24
MFS® Utilities Division
	2024	25,876	-	-	1.75	45,280	2.35	-	-	0.25	-	-	11.66
	2023	21,979	-	-	1.57	34,444	3.71	-	-	0.25	-	-	(2.11)
	2022	18,685	-	-	1.60	29,913	2.55	-	-	0.25	-	-	0.76
	2021	13,528	-	-	1.59	21,495	1.89	-	-	0.25	-	-	14.09
	2020	7,984	-	-	1.39	11,119	2.81	-	-	0.25	-	-	5.90
MFS® Value Division
	2024	3,451,699	-	-	1.86	6,435,634	1.72	-	-	0.25	-	-	11.61
	2023	3,118,821	-	-	1.67	5,209,972	1.72	-	-	0.25	-	-	7.93
	2022	2,685,484	-	-	1.55	4,156,410	1.41	-	-	0.25	-	-	(5.91)
	2021	2,366,296	-	-	1.64	3,892,335	2.58	-	-	0.25	-	-	25.45
	2020	117,320	-	-	1.31	153,828	1.82	-	-	0.25	-	-	3.47
MML Aggressive Allocation Division
	2024	2,532,357	1.33	to	4.82	7,677,322	1.17	0.15	to	0.80	11.84	to	12.57
	2023	2,124,003	1.19	to	4.29	6,206,660	2.93	0.15	to	0.80	17.38	to	18.14
	2022	1,786,393	1.01	to	3.63	4,854,623	2.11	0.15	to	0.80	(16.57)	to	(16.03)
	2021	1,492,725	1.21	to	4.32	5,181,466	1.26	0.15	to	0.80	15.72	to	16.47
	2020	1,265,727	1.05	to	3.71	4,056,899	1.62	0.15	to	0.80	(45.58)	to	13.18
MML American Funds Core Allocation Division
	2024	1,253,979	1.25	to	1.68	1,716,359	1.79	0.25	to	0.80	10.97	to	11.87
	2023	1,296,151	1.12	to	1.50	1,642,666	4.11	0.25	to	0.80	13.46	to	14.37
	2022	597,979	0.99	to	1.31	677,026	1.85	0.25	to	0.80	(14.39)	to	(13.70)
	2021	282,702	1.16	to	1.52	411,238	1.34	0.25	to	0.80	11.95	to	12.85
	2020	259,913	1.03	to	1.35	353,215	1.86	0.25	to	0.80	11.39	to	11.39
MML American Funds Growth Division
	2024	3,926,548	1.62	to	3.35	7,029,347	-	0.25	to	0.80	30.06	to	31.11
	2023	3,681,159	1.24	to	2.55	5,056,453	1.53	0.25	to	0.80	36.86	to	37.96
	2022	2,613,797	0.91	to	1.85	2,571,580	0.49	0.25	to	0.80	(30.85)	to	(30.29)
	2021	1,198,749	1.32	to	2.66	1,838,786	-	0.25	to	0.80	20.58	to	21.54
	2020	58,532	1.09	to	2.19	146,356	0.73	0.25	to	0.80	(24.43)	to	51.41

F-137

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML American Funds International Division⁶
	2024	-	$-	-	$-	$-	-%	-%	-	-%	-%	-	-%
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	118,537	1.05	to	1.32	145,430	0.17	0.25	to	0.80	(2.74)	to	(1.96)
	2020	20,660	1.08	to	1.34	32,556	1.02	0.25	to	0.80	(9.02)	to	13.44
MML Balanced Allocation Division
	2024	1,400,420	1.13	to	3.10	2,781,401	2.32	0.15	to	0.80	6.83	to	7.53
	2023	1,966,775	1.06	to	2.88	3,406,810	3.43	0.15	to	0.80	11.57	to	12.30
	2022	1,258,283	0.95	to	2.56	2,173,656	3.80	0.15	to	0.80	(15.41)	to	(14.86)
	2021	1,085,648	1.12	to	3.01	2,314,101	1.42	0.15	to	0.80	9.10	to	9.82
	2020	1,031,245	1.03	to	2.74	2,195,795	2.69	0.15	to	0.80	(35.75)	to	10.77
MML Blend Division
	2024	6,641,799	4.03	to	4.62	33,943,350	1.91	0.25	to	1.00	13.50	to	14.36
	2023	6,897,148	3.55	to	4.04	31,734,010	1.70	0.25	to	1.00	16.45	to	17.32
	2022	7,158,565	3.05	to	3.44	28,826,242	1.37	0.25	to	1.00	(17.42)	to	(16.80)
	2021	7,024,572	3.69	to	4.13	35,476,330	2.12	0.25	to	1.00	13.88	to	14.74
	2020	7,377,933	3.24	to	3.60	33,347,845	-	0.25	to	1.00	11.74	to	12.58
MML Blue Chip Growth Division
	2024	5,206,253	6.62	to	10.76	23,568,027	-	0.15	to	1.00	34.34	to	35.50
	2023	5,282,513	4.93	to	7.94	18,760,783	-	0.15	to	1.00	48.05	to	49.31
	2022	4,734,451	3.33	to	5.32	12,264,297	-	0.15	to	1.00	(40.10)	to	(39.59)
	2021	4,454,514	5.56	to	8.80	19,957,536	-	0.15	to	1.00	15.18	to	16.16
	2020	4,378,157	4.83	to	7.58	17,390,444	-	0.15	to	1.00	33.07	to	34.20
MML Conservative Allocation Division
	2024	1,209,029	1.10	to	2.78	2,122,420	2.65	0.15	to	0.80	5.76	to	6.45
	2023	1,068,204	1.04	to	2.62	1,841,074	3.44	0.15	to	0.80	10.77	to	11.49
	2022	897,259	0.94	to	2.35	1,469,272	3.89	0.15	to	0.80	(15.42)	to	(14.86)
	2021	885,031	1.11	to	2.76	1,736,409	1.28	0.15	to	0.80	7.74	to	8.44
	2020	1,027,526	1.03	to	2.54	1,920,967	2.76	0.15	to	0.80	(32.76)	to	9.77
MML Dynamic Bond Division
	2024	195,206	0.90	to	1.06	198,803	5.30	0.25	to	0.80	(1.17)	to	(0.38)
	2023	179,247	0.91	to	1.06	185,010	4.87	0.25	to	0.80	7.13	to	7.99
	2022	112,262	0.85	to	0.98	111,732	4.05	0.25	to	0.80	(14.66)	to	(13.97)
	2021	73,050	1.00	to	1.14	86,483	4.35	0.25	to	0.80	(0.81)	to	(0.01)
	2020	30,457	1.01	to	1.14	35,776	0.31	0.25	to	0.80	(8.44)	to	3.91
MML Equity Division
	2024	17,479,575	4.39	to	5.39	114,938,414	1.98	0.15	to	1.00	18.19	to	19.21
	2023	17,945,278	3.71	to	4.52	100,476,822	2.13	0.15	to	1.00	8.24	to	9.16
	2022	18,932,957	3.43	to	4.14	97,574,237	1.62	0.15	to	1.00	(5.59)	to	(4.79)
	2021	19,538,179	3.63	to	4.35	106,958,081	1.67	0.15	to	1.00	28.96	to	30.06
	2020	20,335,113	2.82	to	3.34	85,886,429	2.32	0.15	to	1.00	2.00	to	2.87
MML Equity Income Division
	2024	972,539	1.50	to	4.75	2,732,330	1.83	0.15	to	1.00	10.78	to	11.51
	2023	1,539,176	1.35	to	4.26	3,455,063	2.36	0.15	to	1.00	8.67	to	9.38
	2022	1,259,165	1.25	to	3.89	2,772,662	1.73	0.15	to	0.80	(4.33)	to	(3.71)
	2021	859,260	1.30	to	4.04	2,229,954	2.33	0.15	to	0.80	24.58	to	25.39
	2020	687,283	1.04	to	3.22	1,546,292	2.44	0.15	to	0.80	(32.27)	to	1.19
F-138

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Index Division (Service Class I)
	2024	2,584,158	$-	-	$2.65	$6,835,746	0.73%	-%	-	0.25%	-%	-	24.09%
	2023	2,738,435	-	-	2.13	5,837,511	1.00	-	-	0.25	-	-	25.44
	2022	2,954,979	-	-	1.70	5,021,461	0.78	-	-	0.25	-	-	(18.69)
	2021	3,017,033	-	-	2.09	6,305,114	0.59	-	-	0.25	-	-	28.01
	2020	2,542,413	-	-	1.63	4,150,568	1.74	-	-	0.25	-	-	18.06
MML Equity Index Division (Class II)
	2024	19,427,191	6.49	to	7.82	133,155,332	1.12	0.15	to	1.00	23.35	to	24.41
	2023	20,275,166	5.26	to	6.29	112,287,793	1.41	0.15	to	1.00	24.68	to	25.74
	2022	21,364,317	4.22	to	5.00	94,205,845	1.22	0.15	to	1.00	(19.16)	to	(18.47)
	2021	22,436,830	5.22	to	6.13	121,243,867	1.43	0.15	to	1.00	27.10	to	28.18
	2020	22,938,054	4.11	to	4.78	95,853,069	1.89	0.15	to	1.00	17.04	to	18.04
MML Equity Index Division (Class III)
	2024	5,755,878	-	-	1.68	9,424,411	1.30	-	-	0.80	-	-	23.82
	2023	4,252,177	-	-	1.36	5,781,443	1.67	-	-	0.80	-	-	25.09
	2022	2,498,282	-	-	1.09	2,715,373	1.81	-	-	0.80	-	-	(18.88)
	2021	635,956	-	-	1.34	852,050	1.99	-	-	0.80	-	-	27.52
	2020	3,066	-	-	1.05	3,221	-	-	-	0.80	-	-	-
MML Equity Rotation Division⁵
	2024	40,911	-	-	1.14	46,524	0.87	-	-	0.80	-	-	5.51
	2023	48	-	-	1.08	52	-	-	-	0.80	-	-	-
MML Focused Equity Division
	2024	283,276	1.41	to	2.29	564,851	0.97	0.25	to	0.80	9.21	to	10.09
	2023	247,711	1.29	to	2.08	456,949	0.94	0.25	to	0.80	9.01	to	9.88
	2022	254,360	1.19	to	1.89	457,452	0.81	0.25	to	0.80	(5.45)	to	(4.69)
	2021	223,708	1.26	to	1.99	447,362	1.10	0.25	to	0.80	21.28	to	22.25
	2020	206,972	1.03	to	1.62	342,768	0.84	0.25	to	0.80	(28.16)	to	12.76
MML Foreign Division
	2024	621,396	1.20	to	2.22	956,464	3.12	0.15	to	0.80	2.63	to	3.30
	2023	559,198	1.17	to	2.14	852,178	1.45	0.15	to	0.80	15.30	to	16.05
	2022	483,229	1.02	to	1.85	640,251	4.11	0.15	to	0.80	(15.26)	to	(14.71)
	2021	368,515	1.20	to	2.17	600,403	3.21	0.15	to	0.80	12.14	to	12.88
	2020	184,216	1.07	to	1.92	319,256	3.17	0.15	to	0.80	(6.21)	to	5.77
MML Fundamental Equity Division
	2024	682,627	1.56	to	2.83	1,877,598	0.78	0.25	to	0.80	22.72	to	23.71
	2023	492,360	1.27	to	2.28	1,110,017	0.92	0.25	to	0.80	22.02	to	23.00
	2022	508,371	1.04	to	1.86	944,692	0.58	0.25	to	0.80	(20.87)	to	(20.23)
	2021	498,497	1.32	to	2.33	1,173,089	0.50	0.25	to	0.80	26.65	to	27.67
	2020	498,713	1.04	to	1.82	921,656	0.04	0.25	to	0.80	(31.47)	to	20.02
MML Fundamental Value Division
	2024	465,182	1.63	to	2.00	904,262	0.84	0.25	to	0.80	14.55	to	15.47
	2023	111,479	1.43	to	1.73	176,107	1.36	0.25	to	0.80	12.79	to	13.69
	2022	84,557	1.26	to	1.52	121,606	1.15	0.25	to	0.80	(5.62)	to	(4.86)
	2021	59,150	1.34	to	1.60	103,272	1.74	0.25	to	0.80	28.98	to	30.02
	2020	65,496	1.04	to	1.23	93,987	1.30	0.25	to	0.80	(13.26)	to	2.67
MML Global Division (Service Class I)
	2024	192,104	-	-	1.68	323,507	0.90	-	-	0.25	-	-	5.46
	2023	182,688	-	-	1.60	291,727	0.68	-	-	0.25	-	-	14.08
	2022	64,193	-	-	1.40	89,854	1.61	-	-	0.25	-	-	(18.00)
	2021	75,112	-	-	1.71	128,214	0.40	-	-	0.25	-	-	17.27
	2020	32,923	-	-	1.46	47,922	1.12	-	-	0.25	-	-	14.02

F-139

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Global Division (Class II)
	2024	293,315	$1.20	to	$4.64	$829,657	0.99%	0.15%	to	0.80%	4.74%	to	5.43%
	2023	277,802	1.14	to	4.40	762,803	0.86	0.15	to	0.80	13.46	to	14.20
	2022	246,557	1.01	to	3.85	633,602	1.71	0.15	to	0.80	(18.37)	to	(17.84)
	2021	194,922	1.23	to	4.69	680,782	0.97	0.15	to	0.80	16.49	to	17.25
	2020	135,298	1.06	to	4.00	478,710	1.08	0.15	to	0.80	(31.20)	to	13.79
MML Growth Allocation Division
	2024	2,520,335	1.26	to	4.11	7,833,613	1.59	0.15	to	0.80	10.04	to	10.76
	2023	2,296,938	1.14	to	3.71	6,889,137	2.97	0.15	to	0.80	15.06	to	15.80
	2022	2,152,103	0.99	to	3.21	5,719,560	2.75	0.15	to	0.80	(15.97)	to	(15.42)
	2021	1,864,082	1.18	to	3.79	6,299,400	1.55	0.15	to	0.80	13.42	to	14.16
	2020	1,531,939	1.04	to	3.32	4,691,615	2.09	0.15	to	0.80	(42.27)	to	12.59
MML High Yield Division
	2024	290,831	1.18	to	1.37	370,056	6.47	0.25	to	0.80	8.28	to	9.15
	2023	209,556	1.09	to	1.26	251,328	7.41	0.25	to	0.80	12.31	to	13.21
	2022	155,944	0.97	to	1.11	176,287	8.34	0.25	to	0.80	(12.42)	to	(11.72)
	2021	69,726	1.11	to	1.26	100,492	9.64	0.25	to	0.80	7.26	to	8.12
	2020	81,248	1.03	to	1.17	113,187	0.02	0.25	to	0.80	(6.54)	to	5.56
MML Income & Growth Division
	2024	375,122	1.60	to	4.85	1,162,384	2.08	0.15	to	0.80	13.98	to	14.73
	2023	654,223	1.41	to	4.23	1,498,140	2.13	0.15	to	0.80	8.33	to	9.03
	2022	696,943	1.30	to	3.88	1,455,483	1.44	0.15	to	0.80	(1.11)	to	(0.46)
	2021	590,823	1.31	to	3.90	1,290,144	1.84	0.15	to	0.80	25.27	to	26.08
	2020	359,473	1.05	to	3.09	717,380	2.14	0.15	to	0.80	(29.66)	to	2.87
MML Inflation-Protected and Income Division
	2024	3,092,841	1.59	to	1.79	5,533,930	4.57	0.15	to	1.00	1.69	to	2.57
	2023	3,038,072	1.56	to	1.75	5,362,732	4.62	0.15	to	1.00	4.38	to	5.27
	2022	3,079,868	1.49	to	1.66	5,213,203	2.65	0.15	to	1.00	(14.21)	to	(13.48)
	2021	3,083,496	1.74	to	1.92	6,069,640	1.08	0.15	to	1.00	5.34	to	6.24
	2020	2,877,526	1.65	to	1.81	5,359,804	0.12	0.15	to	1.00	10.01	to	10.95
MML International Equity Division
	2024	321,003	1.18	to	1.28	414,973	0.63	0.25	to	0.80	0.03	to	0.84
	2023	110,693	1.18	to	1.27	147,673	1.33	0.25	to	0.80	17.56	to	18.51
	2022	92,824	1.00	to	1.07	106,158	1.27	0.25	to	0.80	(15.77)	to	(15.10)
	2021	53,729	1.19	to	1.26	77,607	0.80	0.25	to	0.80	10.88	to	11.77
	2020	24,128	1.07	to	1.13	32,658	3.48	0.25	to	0.80	0.28	to	5.37
MML iShares® 60/40 Allocation Division⁵
	2024	68,905	-	-	1.19	80,705	2.67	-	-	0.80	-	-	10.02
	2023	5,872	-	-	1.08	6,350	3.95	-	-	0.80	-	-	-
MML iShares® 80/20 Allocation Division⁵
	2024	81,170	-	-	1.25	101,015	2.46	-	-	0.80	-	-	13.53
	2023	20,507	-	-	1.10	22,637	2.67	-	-	0.80	-	-	-
MML Large Cap Growth Division
	2024	809,308	1.76	to	3.37	2,043,788	-	0.25	to	0.80	33.02	to	34.09
	2023	414,702	1.32	to	2.51	727,768	-	0.25	to	0.80	50.51	to	51.71
	2022	285,008	0.88	to	1.65	391,993	-	0.25	to	0.80	(28.13)	to	(27.55)
	2021	156,091	1.22	to	2.28	361,278	0.07	0.25	to	0.80	17.47	to	18.41
	2020	46,223	1.04	to	1.93	103,492	0.34	0.25	to	0.80	(28.82)	to	31.78

F-140

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Managed Bond Division
	2024	9,491,694	$1.69	to	$1.72	$21,295,781	4.61%	0.15%	to	1.00%	2.84%	to	3.72%
	2023	10,003,280	1.64	to	1.66	21,581,042	4.29	0.15	to	1.00	5.64	to	6.54
	2022	13,657,500	1.55	to	1.56	31,202,475	3.11	0.15	to	1.00	(15.85)	to	(15.14)
	2021	13,994,912	1.84	to	1.85	38,237,306	3.17	0.15	to	1.00	(0.19)	to	0.66
	2020	13,886,442	1.82	to	1.85	38,463,908	0.10	0.15	to	1.00	6.64	to	7.55
MML Managed Volatility Division
	2024	3,840,274	2.53	to	2.95	10,842,473	0.60	0.15	to	1.00	13.70	to	14.68
	2023	4,027,241	2.22	to	2.57	9,932,942	0.57	0.15	to	1.00	11.75	to	12.70
	2022	4,500,097	1.99	to	2.28	9,820,548	0.49	0.15	to	1.00	(12.92)	to	(12.18)
	2021	4,587,458	2.28	to	2.60	11,337,704	0.99	0.15	to	1.00	10.43	to	11.37
	2020	4,702,318	2.07	to	2.33	10,400,525	1.40	0.15	to	1.00	5.62	to	6.52
MML Mid Cap Growth Division
	2024	1,252,056	1.18	to	7.95	4,468,082	-	0.15	to	0.80	10.27	to	11.00
	2023	974,670	1.07	to	7.16	3,525,830	-	0.15	to	0.80	21.67	to	22.46
	2022	857,548	0.88	to	5.85	2,784,965	-	0.15	to	0.80	(25.71)	to	(25.23)
	2021	802,155	1.19	to	7.82	3,539,804	-	0.15	to	0.80	12.31	to	13.04
	2020	676,628	1.06	to	6.92	2,851,566	0.08	0.15	to	0.80	(37.42)	to	25.38
MML Mid Cap Value Division
	2024	975,451	1.39	to	5.71	2,678,085	1.82	0.15	to	0.80	7.66	to	8.36
	2023	757,179	1.29	to	5.27	2,150,633	2.69	0.15	to	0.80	5.13	to	5.81
	2022	642,693	1.23	to	4.98	1,904,806	2.09	0.15	to	0.80	(2.12)	to	(1.48)
	2021	420,278	1.25	to	5.05	1,587,137	1.45	0.15	to	0.80	22.33	to	23.13
	2020	362,212	1.02	to	4.10	1,187,960	1.86	0.15	to	0.80	(31.67)	to	1.56
MML Moderate Allocation Division
	2024	932,751	1.18	to	3.45	2,493,630	2.15	0.15	to	0.80	8.00	to	8.70
	2023	976,188	1.10	to	3.18	2,336,284	3.33	0.15	to	0.80	12.99	to	13.73
	2022	908,586	0.97	to	2.79	1,951,104	3.42	0.15	to	0.80	(15.65)	to	(15.10)
	2021	771,376	1.15	to	3.29	2,037,126	1.39	0.15	to	0.80	11.10	to	11.83
	2020	769,964	1.03	to	2.94	1,810,582	2.60	0.15	to	0.80	(38.48)	to	10.38
MML Short-Duration Bond Division
	2024	393,058	1.04	to	1.16	450,690	3.97	0.25	to	0.80	5.62	to	6.48
	2023	336,090	0.99	to	1.09	362,781	2.92	0.25	to	0.80	6.09	to	6.94
	2022	502,027	0.93	to	1.02	506,638	3.73	0.25	to	0.80	(8.52)	to	(7.79)
	2021	299,747	1.02	to	1.11	331,949	5.24	0.25	to	0.80	1.20	to	2.01
	2020	12,038	1.01	to	1.09	13,182	-	0.25	to	0.80	(5.94)	to	1.55
MML Small Cap Equity Division
	2024	6,068,883	4.80	to	6.70	32,701,218	-	0.15	to	1.00	11.81	to	12.77
	2023	5,752,578	4.29	to	5.94	29,297,337	1.29	0.15	to	1.00	16.64	to	17.63
	2022	5,997,831	3.68	to	5.05	26,401,149	0.71	0.15	to	1.00	(16.72)	to	(16.01)
	2021	6,213,310	4.42	to	6.01	32,844,844	0.44	0.15	to	1.00	21.53	to	22.57
	2020	6,441,838	3.64	to	4.91	28,249,486	0.54	0.15	to	1.00	19.49	to	20.51
MML Small Cap Growth Equity Division
	2024	3,961,174	5.36	to	6.43	19,520,286	0.05	0.15	to	1.00	9.19	to	10.12
	2023	4,063,245	4.91	to	5.84	18,257,517	-	0.15	to	1.00	15.68	to	16.67
	2022	4,185,934	4.24	to	5.01	16,471,584	-	0.15	to	1.00	(23.92)	to	(23.27)
	2021	3,903,146	5.58	to	6.53	21,049,615	-	0.15	to	1.00	6.24	to	7.15
	2020	4,021,518	5.25	to	6.09	20,925,468	-	0.15	to	1.00	34.27	to	35.42

F-141

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Company Value Division
	2024	187,230	$1.38	to	$1.72	$322,220	0.82%	0.25%	to	0.80%	6.32%	to	7.18%
	2023	289,137	1.30	to	1.61	476,830	1.05	0.25	to	0.80	15.22	to	16.14
	2022	245,703	1.13	to	1.38	366,609	0.20	0.25	to	0.80	(15.46)	to	(14.78)
	2021	202,134	1.33	to	1.62	373,185	0.40	0.25	to	0.80	24.47	to	25.47
	2020	96,982	1.07	to	1.29	130,835	0.30	0.25	to	0.80	(9.75)	to	9.16
MML Small/Mid Cap Value Division
	2024	524,749	1.50	to	5.89	1,598,683	0.86	0.15	to	0.80	9.41	to	10.13
	2023	426,872	1.37	to	5.35	1,328,414	1.13	0.15	to	0.80	16.19	to	16.95
	2022	379,722	1.18	to	4.58	1,059,183	1.24	0.15	to	0.80	(16.36)	to	(15.82)
	2021	274,154	1.41	to	5.44	1,092,493	1.08	0.15	to	0.80	34.86	to	35.74
	2020	299,300	1.05	to	4.00	809,605	1.10	0.15	to	0.80	(23.94)	to	4.49
MML Strategic Emerging Markets Division
	2024	313,940	0.75	to	1.08	262,527	0.72	0.25	to	0.80	(1.99)	to	(1.20)
	2023	270,427	0.77	to	1.09	229,919	0.11	0.25	to	0.80	9.59	to	10.47
	2022	240,158	0.70	to	0.99	187,636	3.75	0.25	to	0.80	(27.16)	to	(26.58)
	2021	131,540	0.96	to	1.35	146,079	-	0.25	to	0.80	(8.79)	to	(8.06)
	2020	101,850	1.05	to	1.46	118,330	0.43	0.25	to	0.80	8.57	to	17.55
MML Sustainable Equity Division
	2024	555,635	1.60	to	6.86	2,268,937	1.01	0.15	to	0.80	18.98	to	19.76
	2023	541,371	1.34	to	5.72	1,927,847	0.96	0.15	to	0.80	23.52	to	24.32
	2022	535,130	1.09	to	4.60	1,617,946	0.95	0.15	to	0.80	(17.67)	to	(17.14)
	2021	542,145	1.32	to	5.56	1,965,182	0.89	0.15	to	0.80	26.13	to	26.95
	2020	321,231	1.05	to	4.38	1,294,731	0.93	0.15	to	0.80	(36.96)	to	14.34
MML Total Return Bond Division
	2024	1,506,307	0.87	to	1.07	1,558,355	4.99	0.25	to	0.80	(0.33)	to	0.47
	2023	494,452	0.87	to	1.06	487,254	2.72	0.25	to	0.80	4.61	to	5.45
	2022	308,977	0.83	to	1.01	297,648	1.44	0.25	to	0.80	(15.38)	to	(14.70)
	2021	105,722	0.98	to	1.18	124,434	2.19	0.25	to	0.80	(1.98)	to	(1.19)
	2020	32,588	1.00	to	1.19	40,203	3.07	0.25	to	0.80	(8.60)	to	8.79
MML U.S. Government Money Market Division
	2024	20,371,690	1.08	to	1.13	24,494,792	4.66	0.15	to	1.00	3.75	to	4.64
	2023	19,075,762	1.04	to	1.08	22,589,638	4.53	0.15	to	1.00	3.60	to	4.48
	2022	21,118,133	1.00	to	1.03	24,334,917	1.27	0.15	to	1.00	0.22	to	1.07
	2021	14,367,031	1.00	to	1.02	16,396,206	-	0.15	to	1.00	(1.00)	to	(0.15)
	2020	18,588,916	1.01	to	1.02	22,206,288	0.20	0.15	to	1.00	(0.77)	to	0.08
PIMCO CommodityRealReturn® Strategy Division
	2024	432,962	1.11	to	1.21	507,807	2.07	0.15	to	0.70	3.24	to	3.81
	2023	440,774	1.08	to	1.17	496,303	15.53	0.15	to	0.70	(8.57)	to	(8.07)
	2022	447,376	1.18	to	1.27	544,010	20.51	0.15	to	0.70	7.91	to	8.50
	2021	436,186	1.09	to	1.17	492,181	4.19	0.15	to	0.70	32.18	to	32.91
	2020	432,307	0.83	to	0.88	365,739	6.07	0.15	to	0.70	0.52	to	1.08
PIMCO Global Bond Opportunities Division
	2024	210,929	-	-	1.03	217,541	3.53	-	-	0.25	-	-	(0.50)
	2023	206,390	-	-	1.04	213,927	2.25	-	-	0.25	-	-	5.26
	2022	197,782	-	-	0.98	194,756	1.49	-	-	0.25	-	-	(11.01)
	2021	210,849	-	-	1.11	233,307	4.93	-	-	0.25	-	-	(4.16)
	2020	197,425	-	-	1.15	227,936	2.45	-	-	0.25	-	-	10.12

F-142

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
PIMCO High Yield Division
	2024	133,274	$-	-	$1.35	$179,260	5.83%	-%	-	0.25%	-%	-	6.90%
	2023	134,084	-	-	1.26	168,702	5.66	-	-	0.25	-	-	12.25
	2022	134,880	-	-	1.12	151,184	5.04	-	-	0.25	-	-	(10.30)
	2021	142,359	-	-	1.25	177,886	4.40	-	-	0.25	-	-	3.64
	2020	220,608	-	-	1.21	265,993	4.80	-	-	0.25	-	-	5.76
PIMCO Income Division⁵
	2024	22,123	-	-	1.11	24,494	6.00	-	-	0.80	-	-	4.73
	2023	14,068	-	-	1.06	14,872	0.33	-	-	0.25	-	-	-
PIMCO Real Return Division
	2024	17,893	-	-	1.19	21,254	2.59	-	-	0.25	-	-	2.14
	2023	18,460	-	-	1.16	21,468	3.05	-	-	0.25	-	-	3.67
	2022	16,844	-	-	1.12	18,894	7.06	-	-	0.25	-	-	(11.91)
	2021	17,000	-	-	1.27	21,647	4.92	-	-	0.25	-	-	5.61
	2020	17,085	-	-	1.21	20,601	0.94	-	-	0.25	-	-	11.72
PIMCO Total Return Division
	2024	170,342	-	-	1.10	186,628	4.04	-	-	0.25	-	-	2.54
	2023	147,323	-	-	1.07	157,414	3.56	-	-	0.25	-	-	5.94
	2022	161,489	-	-	1.01	162,878	2.60	-	-	0.25	-	-	(14.31)
	2021	166,564	-	-	1.18	196,048	1.85	-	-	0.25	-	-	(1.27)
	2020	150,514	-	-	1.19	179,430	2.08	-	-	0.25	-	-	8.66
T. Rowe Price All-Cap Opportunities Division
	2024	741,742	7.99	to	10.45	6,033,137	0.07	0.30	to	0.75	24.22	to	24.78
	2023	766,818	6.43	to	8.38	5,015,740	0.25	0.30	to	0.75	28.00	to	28.58
	2022	764,364	5.02	to	6.52	3,904,349	-	0.30	to	0.75	(22.10)	to	(21.74)
	2021	750,541	6.45	to	8.33	4,920,302	-	0.30	to	0.75	19.89	to	20.43
	2020	810,125	5.38	to	6.91	4,529,302	-	0.30	to	0.75	43.30	to	43.94
T. Rowe Price Blue Chip Growth Division
	2024	3,021,193	8.55	to	11.37	30,359,367	-	0.25	to	1.00	34.16	to	35.17
	2023	3,094,494	6.37	to	8.41	22,991,984	-	0.25	to	1.00	47.81	to	48.92
	2022	3,087,115	4.31	to	5.65	15,415,377	-	0.25	to	1.00	(39.11)	to	(38.66)
	2021	3,170,366	7.08	to	9.21	25,875,360	-	0.25	to	1.00	16.45	to	17.33
	2020	3,391,891	6.08	to	7.85	23,754,759	-	0.25	to	1.00	32.94	to	33.94
T. Rowe Price Equity Income Division
	2024	4,853,146	4.24	to	5.65	24,251,056	1.83	0.25	to	1.00	10.58	to	11.42
	2023	5,059,409	3.83	to	5.07	22,722,896	2.10	0.25	to	1.00	8.45	to	9.27
	2022	5,285,312	3.53	to	4.64	21,757,838	1.87	0.25	to	1.00	(4.30)	to	(3.58)
	2021	5,487,164	3.69	to	4.82	23,530,078	1.58	0.25	to	1.00	24.30	to	25.24
	2020	5,467,518	2.97	to	3.85	18,840,838	2.35	0.25	to	1.00	0.18	to	0.93
T. Rowe Price Limited-Term Bond Division
	2024	57,338	1.17	to	1.82	66,958	4.20	0.25	to	0.40	4.55	to	4.97
	2023	64,225	1.11	to	1.74	71,538	3.29	0.25	to	0.40	4.53	to	4.94
	2022	80,657	1.06	to	1.67	85,673	2.09	0.25	to	0.40	(4.90)	to	(4.52)
	2021	43,051	1.11	to	1.75	48,102	1.35	0.25	to	0.40	(0.32)	to	0.13)
	2020	96,431	1.11	to	1.76	107,265	1.81	0.25	to	0.60	4.09	to	4.71
F-143

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
T. Rowe Price Mid-Cap Growth Division
	2024	6,870,058	$7.35	to	$12.31	$64,458,518	-%	0.25%	to	1.00%	8.22%	to	9.04%
	2023	7,274,609	6.79	to	11.29	62,691,476	-	0.25	to	1.00	18.77	to	19.66
	2022	7,680,620	5.72	to	9.44	55,286,883	-	0.25	to	1.00	(23.35)	to	(22.77)
	2021	8,065,644	7.46	to	12.22	75,155,920	-	0.25	to	1.00	13.71	to	14.56
	2020	8,662,009	6.56	to	10.67	70,544,711	-	0.25	to	1.00	22.57	to	23.50
Templeton Foreign VIP Division
	2024	5,116,040	2.05	to	2.21	12,040,733	2.38	0.25	to	1.00	(1.99)	to	(1.25)
	2023	5,020,897	2.09	to	2.23	11,962,059	3.17	0.25	to	1.00	19.56	to	20.46
	2022	5,220,787	1.75	to	1.86	10,195,403	3.00	0.25	to	1.00	(8.52)	to	(7.84)
	2021	5,875,466	1.91	to	2.01	12,160,131	1.84	0.25	to	1.00	3.12	to	3.90
	2020	5,834,770	1.85	to	1.94	11,342,176	3.39	0.25	to	1.00	(2.14)	to	(1.40)
Templeton Global Bond VIP Division
	2024	84,558	-	-	0.82	69,117	-	-	-	0.25	-	-	(11.13)
	2023	68,923	-	-	0.92	63,391	-	-	-	0.25	-	-	3.19
	2022	66,481	-	-	0.89	59,252	-	-	-	0.25	-	-	(4.85)
	2021	43,381	-	-	0.94	40,634	-	-	-	0.25	-	-	(4.62)
	2020	43,761	-	-	0.98	42,977	8.55	-	-	0.25	-	-	(5.07)
Vanguard VIF Global Bond Index Division
	2024	544,696	-	-	0.90	491,460	2.69	-	-	0.80	-	-	1.22
	2023	508,934	-	-	0.89	451,957	1.74	-	-	0.80	-	-	5.67
	2022	391,189	-	-	0.84	328,749	2.35	-	-	0.80	-	-	(13.82)
	2021	196,349	-	-	0.98	191,467	0.24	-	-	0.80	-	-	(2.62)
	2020	2,914	-	-	1.00	2,918	-	-	-	0.80	-	-	-
Vanguard VIF Mid Cap Index Division
	2024	1,383,769	-	-	1.37	1,887,828	1.32	-	-	0.80	-	-	14.15
	2023	1,176,536	-	-	1.20	1,412,794	1.20	-	-	0.80	-	-	14.91
	2022	705,838	-	-	1.04	737,593	0.81	-	-	0.80	-	-	(19.47)
	2021	247,101	-	-	1.30	320,634	0.10	-	-	0.80	-	-	23.37
	2020	5,400	-	-	1.05	5,680	-	-	-	0.80	-	-	-
Vanguard VIF Real Estate Index Division
	2024	513,367	-	-	1.19	611,116	2.95	-	-	0.80	-	-	3.90
	2023	440,975	-	-	1.15	505,477	2.22	-	-	0.80	-	-	10.81
	2022	313,512	-	-	1.03	324,311	1.54	-	-	0.80	-	-	(26.88)
	2021	156,470	-	-	1.41	221,372	0.17	-	-	0.80	-	-	39.09
	2020	4,937	-	-	1.02	5,022	-	-	-	0.80	-	-	-
Vest US Large Cap 10% Buffer Strategies VI Division
	2024	391	-	-	1.11	435	-	-	-	0.80	-	-	10.07
F-144

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Voya International Index Division
	2024	1,250,351	$-	-	$1.39	$1,738,411	2.55%	-%	-	0.25%	-%	-	2.72%
	2023	1,380,711	-	-	1.35	1,868,907	4.77	-	-	0.25	-	-	17.54
	2022	1,296,850	-	-	1.15	1,493,445	3.27	-	-	0.25	-	-	(14.87)
	2021	1,251,780	-	-	1.35	1,693,422	1.88	-	-	0.25	-	-	10.62
	2020	1,211,566	-	-	1.22	1,481,694	2.48	-	-	0.25	-	-	7.62
Voya Russell™ Mid Cap Index Division
	2024	1,675,297	-	-	1.99	3,340,766	0.98	-	-	0.25	-	-	14.55
	2023	1,695,519	-	-	1.74	2,951,626	1.58	-	-	0.25	-	-	16.51
	2022	1,387,761	-	-	1.49	2,073,613	0.74	-	-	0.25	-	-	(17.77)
	2021	1,262,767	-	-	1.82	2,294,465	0.79	-	-	0.25	-	-	21.80
	2020	996,375	-	-	1.49	1,486,419	1.20	-	-	0.25	-	-	16.32
Voya Russell™ Small Cap Index Division
	2024	549,389	-	-	1.67	916,023	0.98	-	-	0.25	-	-	10.82
	2023	508,815	-	-	1.50	765,547	1.50	-	-	0.25	-	-	16.35
	2022	399,075	-	-	1.29	516,043	0.50	-	-	0.25	-	-	(20.89)
	2021	265,008	-	-	1.63	433,177	0.46	-	-	0.25	-	-	14.04
	2020	255,930	-	-	1.43	366,824	1.06	-	-	0.25	-	-	19.34
VY® CBRE Global Real Estate Division
	2024	230,199	2.44	to	2.67	596,379	2.78	0.15	to	0.70	(0.58)	to	(0.03)
	2023	242,413	2.46	to	2.67	627,757	1.79	0.15	to	0.70	11.55	to	12.16
	2022	231,202	2.20	to	2.38	531,668	3.01	0.15	to	0.70	(25.65)	to	(25.24)
	2021	227,531	2.96	to	3.19	701,469	2.71	0.15	to	0.70	33.21	to	33.94
	2020	223,661	2.22	to	2.38	510,408	5.82	0.15	to	0.70	(5.70)	to	(5.18)

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
[2]	The expense ratios represent the annualized policy expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual policy total returns and unit values are not within the ranges presented.
[4]	See Note 2 to the financial statements for the previous name of this division.
[5]	This fund/division became available to the Separate Account as an investment option on May 1, 2023, and is presented from the year when the investment or unit activity has been started.
[6]	For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Division liquidated and any contract value in the Division after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Division.
[7]	This fund/division became available to the Separate Account as an investment option on June 26, 2017, and is presented from the year when the investment or unit activity has been started.
[8]	This fund/division became available to the Separate Account as an investment option on October 16, 2020, and is presented from the year when the investment or unit activity has been started.
[9]	Effective after the close of the New York Stock Exchange on May 1, 2023, the JPMorgan Insurance Trust U.S. Equity Portfolio merged into the LVIP JPMorgan U.S. Equity Fund. As a result of the underlying fund merger, the LVIP JPMorgan U.S. Equity Division was added as an investment option and assumed the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Division.
[10]	This fund/division became available to the Separate Account as an investment option on May 1, 2021, and is presented from the year when the investment or unit activity has been started.
F-145

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	[11]	This fund/division became available to the Separate Account as an investment option on December 13, 2021, but it is presented from the year when the investment or unit activity has been started.
	[12]	After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Division (Series I).
	[13]	After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Division.
F-146

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	B.	The Separate Account assesses “current” charges associated with each policy. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Separate Account. Charges shown below state charges assessed at a monthly rate unless otherwise specified.

		Administrative Charge	$0 - $12 per month per policy
This charge is assessed through the redemption of units.

		Asset Charge/Mortality and Expense Risk Charge	Effective annual rate of 0.10% - 1.00% of the policy’s assets held in the Separate Account.
This charge is assessed through a reduction in unit values or through the redemption of units.

		Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk $0.08 to $83.33 per $1,000 of face amount
This charge is assessed through a redemption of units.

		Face Amount Charge	$0.00 - $1.79 per month per $1,000 face amount of policy; or charge is based on the initial selected face amount of the Policy, the issue age of the insured, and the Policy year in which the deduction is made.
This charge is assessed through a redemption of units.

		Insurance Charge/Cost of Insurance Protection Charge/Mortality Charge	$0.00 - $83.33 per month per $1,000 of insurance risk; or MassMutual may charge up to the maximum rate in the Table of Maximum Monthly Mortality Charges in a Policy. MassMutual may charge less than the maximum. If policies are issued in a Group Case, any changes in these charges will apply to all policies in the same case.
These charges are assessed through a redemption of units.

		Loan Interest Rate Expense Charge	Effective annual rate of 0.00% - 1.00% of the loan amount
This charge is assessed through a redemption of units.
F-147

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

Rider Charges:
The rider charges do not apply to all products within the Separate Account.
These charges are assessed through a redemption of units.

	A. Accidental Death Benefit	$0.025 - $0.12929 per $1,000 of coverage

	B. Additional Insurance	$0.01 to $82.50 per $1,000 of insurance risk
$0.00 to $0.41 per $1,000 of face amount

	C. Death Benefit Guarantee	$0.01 per $1,000 of face amount

	D. Disability Benefit	$0.00 to $0.32 per $1 of monthly deductions
$0.00 to $0.04 per $1 of specified benefit amount
$0.009 to $0.149 per $1 of specified premium
$0.00 to $0.09783 per $1,000 of insurance risk

	E. Estate Protection	$0.00 to $21.96 per $1,000 of insurance risk

	F. Guaranteed Insurability	$0.03 to $0.11 per $1,000 of option amount

	G. Insurability Protection	$0.043 to $0.179 per $1,000 of rider face amount

	H. Other Insured	$0.01 to $79.16 per $1,000 of insurance risk

	I. Survivorship Term	$0.00 to $80.83 per $1,000 of insurance risk
$0.00 to $0.30 per $1,000 of face amount

	J. Waiver of Monthly Charges	$0.00 to $0.349 per $1 of monthly deductions
$4.55 to $11.98 per $100 of monthly deductions

	K. Waiver of Specified Premium	$0.00 to $0.28 per $1 of monthly deduction
$0.00 to $0.04 per $1 of specified premium

	L. Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk $0.00 to $83.33 per $1,000 of face amount

	M. Underwriting Charge	$0.01 to $0.06 per $1,000 of selected face amount

	N. Term Rider	$0.01 to $36.72 per $1,000 of insurance risk

	O. Children’s Level Term Insurance Rider	$4.50 per month

	P. Spouse Level Term Insurance Rider	$0.06 - $0.78 per $1,000 of rider coverage

	Q. Overloan Protection Rider	0.33% - 3.71% of account value

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-148

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2024 and 2023 and

for the years ended December 31, 2024, 2023 and 2022

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Independent Auditors’ Report

Audit Committee of the Board of Directors

Massachusetts Mutual Life Insurance Company:

Opinions

We have audited the financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Hartford, Connecticut
March 3, 2025

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,	December 31,
	2024	2023
	(In Millions)
Assets:
Bonds	$163,629	$144,433
Preferred stocks	1,019	446
Common stocks – subsidiaries and affiliates	25,840	25,496
Common stocks – unaffiliated	1,198	1,623
Mortgage loans	23,692	24,021
Policy loans	17,658	15,897
Real estate	323	329
Partnerships and limited liability companies	14,747	12,907
Derivatives	24,220	20,740
Cash, cash equivalents and short-term investments	6,004	11,134
Other invested assets	3,515	2,401
Total invested assets	281,845	259,427
Investment income due and accrued	5,347	5,236
Federal income taxes	552	280
Net deferred income taxes	1,857	1,660
Other than invested assets	6,334	5,670
Total assets excluding separate accounts	295,935	272,273
Separate account assets	49,251	52,593
Total assets	$345,186	$324,866

Liabilities and Surplus:
Policyholders' reserves	$178,258	$167,250
Liabilities for deposit-type contracts	21,228	19,645
Contract claims and other benefits	595	714
Policyholders' dividends	2,533	2,150
General expenses due or accrued	917	1,049
Asset valuation reserve	5,952	5,989
Repurchase agreements	3,408	3,219
Debt	250	50
Collateral	1,915	2,073
Derivatives	16,774	13,734
Funds held under coinsurance	29,625	22,520
Other liabilities	6,741	5,141
Total liabilities excluding separate accounts	268,196	243,534
Separate account liabilities	49,108	52,455
Total liabilities	317,304	295,989
Surplus	27,882	28,877
Total liabilities and surplus	$345,186	$324,866

See accompanying notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Revenue:
Premium income	$21,198	$25,490	$23,524
Net investment income	11,661	11,043	9,302
Fees and other income	1,258	1,028	1,139
Total revenue	34,117	37,561	33,965
Benefits, expenses and other deductions:
Policyholders' benefits	16,945	17,369	16,937
Change in policyholders' reserves	9,047	12,273	10,278
General insurance expenses	2,337	2,333	2,191
Commissions	1,435	1,423	1,324
State taxes, licenses and fees	325	329	310
Other deductions	1,070	1,122	677
Total benefits and expenses	31,159	34,849	31,717
Net gain from operations before dividends and federal income taxes	2,958	2,712	2,248
Dividends to policyholders	2,501	2,131	1,906
Net gain from operations before federal income taxes	457	581	342
Federal income tax (benefit) expense	(293)	116	(64)
Net gain from operations	750	465	406
Net realized capital (losses) gains	(801)	(490)	326
(Net loss) income	$(51)	$(25)	$732

See accompanying notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGE IN SURPLUS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Surplus, beginning of year	$28,877	$27,941	$26,979
Net (decrease) increase due to:
(Net loss) income	(51)	(25)	732
Change in net unrealized capital (losses) gains, net of tax	(194)	8	871
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(261)	376	(1,739)
Change in other net deferred income taxes	244	462	662
Change in nonadmitted assets	(191)	365	(563)
Change in asset valuation reserve	37	(315)	740
Change in reserve valuation basis	—	—	(12)
Change in surplus notes	(50)	(149)	413
Change in minimum pension liability	39	(7)	40
Prior period adjustments	(328)	173	(44)
Other	(240)	48	(138)
Net (decrease) increase	(995)	936	962
Surplus, end of year	$27,882	$28,877	$27,941

See accompanying notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Cash from operations:
Premium and other income collected	$22,405	$26,418	$24,719
Net investment income	10,079	12,269	8,172
Benefit payments	(16,553)	(17,077)	(16,698)
Net transfers from separate accounts	1,943	1,611	4,947
Commissions and other expenses	(5,132)	(5,208)	(5,292)
Dividends paid to policyholders	(2,118)	(1,908)	(1,806)
Federal and foreign income taxes paid	82	58	5
Net cash from operations	10,706	16,163	14,047
Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	40,246	23,801	28,498
Preferred and common stocks – unaffiliated	251	290	422
Common stocks – affiliated	191	105	72
Mortgage loans	4,545	3,621	3,784
Real estate	(21)	5	177
Partnerships and limited liability companies	2,740	1,830	2,910
Derivatives	(533)	(214)	(384)
Other	(1,093)	(518)	(655)
Total investment proceeds	46,326	28,920	34,824
Cost of investments acquired:
Bonds	(60,110)	(32,278)	(43,003)
Preferred and common stocks – unaffiliated	(1,069)	(316)	(572)
Common stocks – affiliated	(177)	(256)	(624)
Mortgage loans	(4,667)	(2,896)	(2,095)
Real estate	(3)	(8)	(13)
Partnerships and limited liability companies	(3,231)	(2,988)	(3,932)
Derivatives	248	—	(267)
Other	441	153	11
Total investments acquired	(68,568)	(38,589)	(50,495)
Net (increase) decrease in policy loans	(1,762)	1,158	(935)
Net cash used in investing activities	(24,004)	(8,511)	(16,606)
Cash from financing and miscellaneous sources:
Net deposits on deposit-type contracts	1,219	1,238	806
Change in surplus notes	(50)	(150)	413
Change in repurchase agreements	195	171	241
Change in collateral	(114)	(2,024)	(2,089)
Other cash provided (used)	6,918	(1,321)	2,813
Net cash from (used in) financing and miscellaneous sources	8,168	(2,086)	2,184
Net change in cash, cash equivalents and short-term investments	(5,130)	5,566	(375)
Cash, cash equivalents and short-term investments:
Beginning of year	11,134	5,568	5,943
End of year	$6,004	$11,134	5,568

See accompanying notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability income insurance (DI), individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s affiliated distribution channel, MassMutual Strategic Distributors (MMSD), Institutional Solutions (IS) and Worksite distribution channels.

The affiliated distribution channel is a sales force of financial professionals that operate in the U.S. The affiliated distribution channel sells life insurance, annuities, hybrid life and long term care insurance (LTC) and DI. The Company’s MMSD channel sells life insurance, DI, annuity, and hybrid life and LTC solutions through a network of third-party distribution partners. The Company’s IS distribution channel places group annuities, life insurance and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life insurance, group critical illness insurance, group accident insurance and DI, through the workplace.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity
•	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•	Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the host contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities
•	Financial assets including mortgage and other commercial loans, equipment loans, held-to-maturity debt securities, and trade, lease, reinsurance and other receivables are accounted for using the other-than-temporary impairments(s) (OTTI) model described in Note 2dd, whereas U.S. GAAP would use the current expected credit loss impairment model for these financial assets carried at amortized cost.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Policyholders’ liabilities

•	Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest
•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital (losses) gains

•	After-tax realized capital (losses) gains that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP follows the current expected credit losses model
•	The overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset
•	Surplus notes issued by the Company are reported in surplus, whereas U.S. GAAP reports these notes as liabilities
•	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

Other

•	Assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of these statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment, the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in these statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2024 and 2023 corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2024 and 2023
	Increase (Decrease) to:
	Prior Years' Net Income		Current Year Surplus		Asset or Liability Balances
	2024	2023	2024	2023	2024	2023
	(In Millions)
Bonds	$(82)	$—	$(82)	$—	$(82)	$—
Common stocks - subsidiaries and affiliates	(1)	19	(1)	19	(1)	19
Partnerships and limited liability companies	(3)	15	(3)	15	(3)	15
Derivative assets	—	—	—	(125)	—	(125)
Cash, cash equivalents and short-term investments	16	—	16	—	16	—
Other invested assets	—	22	—	22	—	22
Investment income due and accrued	(156)	230	(156)	230	(156)	230
Policyholders' reserves	(15)	(143)	(15)	(143)	(15)	143
Derivative liabilities	—	—	—	7	—	(7)
Other liabilities	(87)	30	(87)	30	87	30
Total	$(328)	$173	$(328)	$55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily MMHLLC, Glidepath Holdings Inc. (Glidepath) and MM Investment Holding (MMIH), are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. GAAP equity value less adjustments for the limited statutory basis of accounting related to foreign insurance subsidiaries and controlled affiliated entities as well as an adjustment of $305 million as of December 31, 2024 for a portion of its noncontrolling interests (NCI). Glidepath is valued on its underlying GAAP equity with adjustment to recognize its investment in MassMutual Ascend Life Insurance Company and other subsidiaries and affiliated entities (MM Ascend) based on MM Ascend’s underlying statutory surplus, adjusted for any unamortized goodwill recognized under the statutory purchase method. Operating results, less dividends declared, for MMHLLC, Glidepath and MMIH are reflected as net unrealized capital gains in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC, Glidepath and MMIH are recorded in net investment income when declared and are limited to MMHLLC, Glidepath and MMIH’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

Refer to Note 5c. "Common stocks - subsidiaries and affiliates" for further information on the valuation of MMHLLC.

f.	Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in net realized capital (losses) gains.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks, net of encumbrances. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

j.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low-income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

k.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital (losses) gains. Amounts receivable and payable are accrued as net investment income.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

l.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

o.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

p.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders' reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders' reserves or policyholders' benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing equipment, advances and prepayments, certain investments in partnerships and limited liability companies for which qualifying audits are not performed, the amount of deferred tax assets (DTA) (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

s.	Policyholders' reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual-20, which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDB and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

Certain individual variable annuity and fixed annuity products have a variety of additional guarantees such as GMDB and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed lifetime withdrawal benefits (GLWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDB and VAGLB are included in policyholders’ reserves in the Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statements of Operations.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a single premium immediate annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals follow statutory accounting requirements and are sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 52% and 53% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2024 and 2023, respectively.

v.	Policyholders' dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

x.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

y.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities or, if negative, is included as net negative (Disallowed) IMR for any admitted portion in other than invested assets. Refer to Note 3. "New accounting standards - Adoption of new accounting standards" for further information on the adoption of INT 23-O1T - Disallowed IMR. Refer to Note 7. "Other than invested assets" for further information on the amount admitted as disallowed IMR.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire six years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards.

At the time of retirement, both PRS and PSAR vest according to the original grant terms.

The phantom share price is determined using the enterprise value of each entity within the organization provided it is within a pre-established range calculated using management basis equity method. If outside the range, the maximum or minimum share price established by the management basis equity method would apply, as appropriate.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

bb.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, liabilities for employee benefits and accrued separate account transfers.

cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. DI and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital (losses) gains, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital (losses) gains, including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds – corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and limited liability companies, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In August 2023, the NAIC adopted INT 23-01T — Disallowed IMR (“INT 23-01T”). INT 23-01T provides optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net deferred tax assets and admitted disallowed IMR. An insurer will only be able to admit the negative IMR if the insurer's risk-based capital is over 300% authorized control level after adjusting to remove the assets described above.

As adopted, negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01T was adopted by the Company as of September 30, 2023 and will be effective through December 31, 2025. To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01T will be reflected in the Company’s financial position, results of operations, and financial statement disclosures. The Company has adopted this guidance and the adoption resulted in an admitted disallowed IMR of $1,112 million for MassMutual.

In March 2023, the NAIC adopted modifications to SSAP No. 34 – Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures and data capture related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (PIK) interest. In August 2023, the NAIC adopted revisions to further clarify the PIK interest disclosure in SSAP No. 34, effective December 31, 2023. The revisions clarify that decreasing amounts to principal balances are first applied to any PIK interest included in the principal balance. The original principal would not be reduced until the PIK interest had been fully eliminated from the balance. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal/ par value from the current principal/ par value, with the resulting PIK interest not to go less than zero. The modifications did not have a material effect on the Company’s financial statements.

In December 2023, the NAIC adopted revisions, effective January 1, 2024, to avoid allocating realized gains or losses from bond sales to the IMR when sold before a rating downgrade. Revisions were also made to avoid allocating realized gains or losses from mortgage loan sales when there is a credit loss allowance, where payments are not 90 days past due. Revisions were also made to update guidance on changes in credit ratings used to allocate credit or interest rate related gains or losses, requiring identification of realized losses from acute credit events to be allocated to AVR. The modifications did not have a material effect on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In March 2024, the NAIC adopted revisions to the requirements of audit and admissibility in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, effective March 16, 2024, to better align with the guidance on the look-through methodology. The revisions allow for admitting audited investments in entities owned by unaudited downstream noninsurance holding company SCA entity. The modifications did not have a material effect on the Company’s financial statements.

Future adoption of new accounting standards

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, which will become effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”.

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.”

An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company is currently assessing the impacts of the adopted SSAP No. 26, SSAP No. 43 and other related SSAPs in relation to the financial statements.

In March 2024, the NAIC adopted revisions to SSAP No. 21 - Other Admitted Assets, effective January 1, 2025, clarifying that residuals follow the effective yield approach with a cap and providing an election for the cost recovery method. The modifications are not expected to have a material effect on the Company’s financial statements. The Company will elect the effective yield method using the allowable earned yield, capped by the amount of cash distributions received. The Company is assessing the potential impact on the Company’s financial statements.

Effective January 1, 2025, revisions will be made to short-term investments, which include excluding additional investment types from being reported as cash equivalents or short-term investments regardless of maturity date of the investment at the date of acquisition. Investments will be eliminated from being reported as cash equivalents or short-term investments unless they would qualify under SSAP No. 26 – Bonds as an issuer credit obligation. Such investments will then only qualify as a cash equivalent or short-term investment if they have a maturity date within 3-months (cash equivalents) or 12-months (short-term) from the date of acquisition or meet the specifics requirements for money market mutual funds or cash pooling arrangement. The Company is assessing the potential impact on the Company’s financial statements.

The NAIC adopted revisions to various SSAPs at the Spring 2024 National Meeting for investments in tax credits and acquired tax credits in response to the comments received, as well as updated annual statement reporting categories for tax credit investment risk-based capital. These revisions are in addition to the previous ones, which include broad criteria to scope in various tax credit programs, including solar programs and state specific programs. Proportional amortization will be the measurement approach as with existing low-income housing tax credits, which means recording amortization of the investment in the partnership through net investment income and use of the tax credits in the appropriate tax line. The adopted revisions will be effective on January 1, 2025. The Company is assessing the potential impact on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company's financial instruments:

	December 31, 2024
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,604	$4,968	$—	$4,968	$—
All other governments	979	809	—	801	8
States, territories and possessions	157	146	—	146	—
Political subdivisions	276	265	—	265	—
Special revenue	3,402	3,321	—	3,285	36
Industrial and miscellaneous	139,384	130,914	725	65,638	64,551
Hybrid securities	1,019	1,041	—	1,041	—
Parent, subsidiaries and affiliates	12,808	12,429	—	3,489	8,940
Preferred stocks	1,019	1,145	187	3	955
Common stocks - subsidiaries and affiliates	150	150	16	—	134
Common stocks - unaffiliated	1,198	1,198	292	—	906
Mortgage loans - commercial	16,962	15,575	—	—	15,575
Mortgage loans - residential	6,730	6,570	—	—	6,570
Derivatives:
Interest rate swaps	20,513	14,364	—	14,364	—
Options	567	566	113	453	—
Currency swaps	2,711	2,662	—	2,662	—
Forward contracts	412	412	—	412	—
Credit default swaps	2	2	—	2	—
Financial Futures	15	15	15	—	—
Cash, cash equivalents and short-term investments	6,004	6,004	572	5,432	—
Separate account assets	49,251	49,251	33,240	14,194	1,817
Financial liabilities:
GICs	17,955	17,249	—	—	17,249
Group annuity contracts and other deposits	1,714	1,570	—	—	1,570
Individual annuity contracts	29,402	30,328	—	—	30,328
Supplementary contracts	844	845	—	—	845
Repurchase agreements	3,408	3,420	—	3,420	—
Debt	250	250	—	250	—
Derivatives:
Interest rate swaps	15,665	16,192	—	16,192	—
Options	63	63	63	—	—
Currency swaps	792	735	—	735	—
Forward contracts	67	63	—	63	—
Credit default swaps	175	175	—	175	—
Financial futures	12	12	12	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $25,690 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,060	$4,744	$—	$4,744	$—
All other governments	1,242	1,092	—	1,062	30
States, territories and possessions	231	229	—	229	—
Political subdivisions	363	353	—	353	—
Special revenue	4,986	4,975	—	4,938	37
Industrial and miscellaneous	122,035	113,940	66	50,235	63,639
Hybrid securities	686	658	—	658	—
Parent, subsidiaries and affiliates	9,830	9,410	—	1,406	8,004
Preferred stocks	446	470	96	—	374
Common stocks - subsidiaries and affiliates	430	430	253	—	177
Common stocks - unaffiliated	1,623	1,623	666	—	957
Mortgage loans - commercial	19,299	17,885	—	—	17,885
Mortgage loans - residential	4,722	4,449	—	—	4,449
Derivatives:
Interest rate swaps	17,292	12,277	—	12,277	—
Options	547	547	68	479	—
Currency swaps	2,831	2,831	—	2,831	—
Forward contracts	13	13	—	13	—
Credit default swaps	1	1	—	1	—
Financial Futures	56	56	56	—	—
Cash, cash equivalents and short-term investments	11,134	11,134	782	10,352	—
Separate account assets	52,593	52,593	35,002	15,677	1,914
Financial liabilities:
GICs	16,207	15,550	—	—	15,550
Group annuity contracts and other deposits	2,053	1,841	—	—	1,841
Individual annuity contracts	25,861	24,495	—	—	24,495
Supplementary contracts	942	943	—	—	943
Repurchase agreements	3,219	3,219	—	3,219	—
Debt	50	50	—	50	—
Derivatives:
Interest rate swaps	11,922	12,289	—	12,289	—
Options	35	35	35	—	—
Currency swaps	1,294	1,309	—	1,309	—
Forward contracts	301	303	—	303	—
Credit default swaps	153	152	—	152	—
Financial futures	29	29	29	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $25,066 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as SOFR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset/liability management analysis.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$—	$1	$—	$1
Industrial and miscellaneous	725	111	265	1,101
Preferred stocks	44	—	46	90
Common stocks - subsidiaries and affiliates	16	—	134	150
Common stocks - unaffiliated	293	—	905	1,198
Derivatives:
Interest rate swaps	—	20,508	—	20,508
Options	114	453	—	567
Currency swaps	—	2,631	—	2,631
Forward contracts	—	412	—	412
Credit default swaps	—	2	—	2
Financial Futures	15	—	—	15
Separate account assets	33,240	14,194	1,817	49,251
Total financial assets carried at fair value	$34,447	$38,312	$3,167	$75,926
Financial liabilities:
Derivatives:
Interest rate swaps	$—	$15,665	$—	$15,665
Options	63	—	—	63
Currency swaps	—	201	—	201
Forward contracts	—	67	—	67
Credit default swaps	—	175	—	175
Financial futures	12	—	—	12
Total financial liabilities carried at fair value	$75	$16,108	$—	$16,183

The Company does not have any financial instruments that were carried at net asset value as a practical expedient.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$—	$2	$—	$2
Industrial and miscellaneous	66	107	172	345
Hybrid securities
Preferred stocks	24	—	63	87
Common stocks - subsidiaries and affiliates	253	—	177	430
Common stocks - unaffiliated	666	—	957	1,623
Derivatives:
Interest rate swaps	—	17,287	—	17,287
Options	68	479	—	547
Currency swaps	—	2,831	—	2,831
Forward contracts	—	13	—	13
Financial Futures	56	—	—	56
Separate account assets	35,002	15,677	1,914	52,593
Total financial assets carried at fair value	$36,135	$36,396	$3,283	$75,814

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$11,922	$—	$11,922
Options	35	—	—	35
Currency swaps	—	192	—	192
Forward contracts	—	301	—	301
Credit default swaps	—	153	—	153
Financial futures	29	—	—	29
Total financial liabilities carried at fair value	$64	$12,568	$—	$12,632

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit-related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and SOFR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company's valuation techniques.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company's Level 3 assets carried at fair value:

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/24	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/24
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$172	$(130)	$9	$7	$3	$—	$(10)	$—	$—	$214	$265
Preferred stocks	63	(9)	8	—	—	—	—	—	—	(16)	46
Common Stocks:
Subsidiaries and affiliates	177	3	3	415	(259)	66	(346)	—	(156)	231	134
Unaffiliated	957	(6)	136	258	221	(12)	(674)	25	—	—	905
Separate account assets	1,914	83	—	21	—	(196)	(5)	—	—	—	1,817
Total financial assets	$3,283	$(59)	$156	$701	$(35)	$(142)	$(1,035)	$25	$(156)	$429	$3,167

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/23	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/23
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$220	$(4)	$(10)	$36	$1	$(2)	$(13)	$—	$—	$(56)	$172
Preferred stocks	47	—	11	3	—	—	—	—	—	2	63
Common Stocks:
Subsidiaries and affiliates	350	7	(216)	21	20	(47)	—	48	—	(6)	177
Unaffiliated	970	24	(53)	60	26	(29)	(38)	—	—	(3)	957
Separate account assets	1,693	271	—	134	—	(182)	(2)	—	—	—	1,914
Total financial assets	$3,280	$298	$(268)	$254	$47	$(260)	$(53)	$48	$—	$(63)	$3,283

Other transfers include assets that are either no longer carried at fair value or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2024
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$5,604	$22	$658	$4,968
All other governments	979	6	176	809
States, territories and possessions	157	—	11	146
Political subdivisions	276	5	16	265
Special revenue	3,402	36	117	3,321
Industrial and miscellaneous	139,384	743	9,213	130,914
Hybrid securities	1,019	44	22	1,041
Parent, subsidiaries and affiliates	12,808	29	408	12,429
Total	$163,629	$885	$10,621	$153,893

The December 31, 2024 gross unrealized losses exclude $186 million of losses included in the carrying value. These losses include $183 million from NAIC Class 6 bonds and $3 million from RMBS and CMBS whose ratings were obtained from third-party modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$5,060	$70	$385	$4,744
All other governments	1,242	13	163	1,092
States, territories and possessions	231	4	6	229
Political subdivisions	363	7	17	353
Special revenue	4,986	113	125	4,975
Industrial and miscellaneous	122,035	823	8,918	113,940
Hybrid securities	686	18	46	658
Parent, subsidiaries and affiliates	9,830	20	439	9,410
Total	$144,433	$1,068	$10,099	$135,401

The December 31, 2023 gross unrealized losses exclude $127 million of losses included in the carrying value. These losses include $126 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from third-party modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use third-party modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2024		2023
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		(In Millions)
1	Aaa/Aa/A	$95,519	59%	$81,184	56%
2	Baa	60,140	37	53,888	37
3	Ba	3,324	2	3,617	3
4	B	2,227	1	2,842	2
5	Caa and lower	1,862	1	2,512	2
6	In or near default	557	—	390	—
	Total	$163,629	100%	$144,433	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2024				2023
	RMBS		CMBS		RMBS		CMBS
NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total
	(In Millions)
1	$614	86%	$2,162	79%	$246	95%	$2,020	75%
2	91	13	160	6	—	—	237	9
3	4	1	160	6	1	—	155	6
4	1	—	34	1	5	2	143	5
5	1	—	135	5	7	3	63	2
6	—	—	87	3	—	—	72	3
	$711	100%	$2738	100%	$259	100%	$2,690	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of the carrying value and fair value of bonds as of December 31, 2024 and 2023 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	2024		2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$5,558	$5,541	$8,289	$7,949
Due after one year through five years	47,307	46,549	32,923	32,288
Due after five years through ten years	38,692	37,385	38,086	36,551
Due after ten years	72,072	64,417	65,135	58,613
Total	$163,629	$153,892	$144,433	$135,401

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Proceeds from sales	$18,349	$11,489	$16,097
Gross realized capital gains from sales	210	102	143
Gross realized capital losses from sales	(451)	(645)	(624)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2024
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$1,240	$88	6	$2,440	$570	13
All other governments	61	2	14	622	174	27
States, territories and possessions	19	—	4	109	11	7
Political subdivisions	36	1	4	143	15	9
Special revenue	377	10	39	1,077	107	119
Industrial and miscellaneous	14,133	249	1,117	52,840	9,150	2,215
Hybrid securities	159	3	14	174	20	23
Parent, subsidiaries and affiliates	1,304	10	12	6,865	398	8
Total	$17,329	$363	1,210	$64,270	$10,445	2,421

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$576	$5	6	$2,067	$380	13
All other governments	26	—	5	882	163	32
States, territories and possessions	10	—	3	98	6	8
Political subdivisions	13	—	3	176	17	10
Special revenue	331	8	27	1,260	118	163
Industrial and miscellaneous	5,713	264	585	65,698	8,795	2,907
Hybrid securities	49	1	7	230	45	33
Parent, subsidiaries and affiliates	5,042	316	10	2,429	123	21
Total	$11,760	$594	646	$72,840	$9,647	3,187

As of December 31, 2024 and 2023, management has not deemed these unrealized losses to be other-than-temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2024, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $11,250 million. Securities in an unrealized loss position for less than 12 months had a fair value of $4,249 million and unrealized losses of $42 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $7,001 million and unrealized losses of $887 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2023, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $17,178 million. Securities in an unrealized loss position for less than 12 months had a fair value of $2,151 million and unrealized losses of $48 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $15,027 million and unrealized losses of $1,261 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2024 or 2023 that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $10 million as of December 31, 2024 and 2023.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue and industrial and miscellaneous bond categories. the Alt-a category includes option adjustable-rate mortgages and the subprime category includes 'scratch and dent' or reperforming pools, high loan-to-value pools and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, RMBS had a total carrying value of $3,882 million and a fair value of $3,904 million of which approximately 2%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $2,246 million and a fair value of $2,268 million. As of December 31, 2023, RMBS had a total carrying value of $3,775 million and a fair value of $3,756 million of which approximately 4%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $1,326 million and a fair value of $1,312 million.

During the years ended December 31, 2024, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2024, total leveraged loans had a carrying value of $3,386 million and a fair value of $3,394 million, of which approximately 45%, based on carrying value, were domestic leveraged loans. As of December 31, 2023, total leveraged loans had a carrying value of $4,708 million and a fair value of $4,690 million, of which approximately 51%, based on carrying value, were domestic leveraged loans.

In 2024, the Company refined its definition of leveraged loans to include commercial loans to high-yield corporations.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower's risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $2,749 million and fair value of $2,449 million as of December 31, 2024 and a carrying value of $2,693 million and fair value of $2,285 million as of December 31, 2023.

b.	5GI Securities

Securities owned by the Company with an NAIC designation of 5GI securities:

	December 31, 2024			December 31, 2023
	Number of 5GI Securities	Carrying Value	Fair Value	Number of 5GI Securities	Carrying Value	Fair Value
	(In Millions)
Investments:
Bonds - amortized cost	242	$1,002	$987	245	$1,458	$1,430
Preferred stock - amortized cost	—	—	—	3	1	9
Preferred stock - fair value	2	1	1	1	—	—
Total	244	$1,003	$988	249	$1,459	$1,439

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Carrying value	$1,019	$446
Gross unrealized gains	129	29
Gross unrealized losses	(3)	(5)
Fair value	$1,145	$470

As of December 31, 2024, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $178 million in 12 issuers, $141 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $267 million in 19 issuers, $265 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023, the Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $96 million and $201 million, respectively.

d.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life Insurance Company (C.M. Life), which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State Life Insurance Company (MML Bay State), a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Millions)
Total Revenue	$341	$433	$577
Net income	9	48	155
Assets	12,451	12,653	12,870
Liabilities	10,531	10,515	11,090
Shareholder's equity	1,920	2,138	1,780

In 2024, C.M. Life paid $190 million in dividends to MassMutual, and did not pay any dividends to MassMutual in 2023.

MassMutual did not make any contributions to C.M. Life in 2024 and 2023.

MMHLLC, a wholly-owned subsidiary of MassMutual, is the parent of subsidiaries that include Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The MMHLLC statutory carrying value was $17.2 billion, which included $122 million of nonadmitted asset adjustments as of December 31, 2024 and $17.6 billion as of December 31, 2023, which included $106 million of nonadmitted asset adjustments.

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Billions)
Total Revenue	$5.1	$3.4	$3.6
Net income	1.2	0.7	0.6
Assets	27.7	27.2	27.2
Liabilities	9.5	9.1	8.2
Member's equity	18.2	18.1	18.9

MMHLLC paid $785 million in dividends to MassMutual for the year ended December 31, 2024, $630 million of which were declared in 2023, and paid $730 million in dividends to MassMutual for the year ended December 31, 2023, $450 million of which were declared in 2022.

MMHLLC declared an additional $570 million in dividends to MassMutual for the year ended December 31, 2024, which will be paid in 2025.

MassMutual contributed capital of $32 million to MMHLLC for the year ended December 31, 2024, and $235 million for the year ended December 31, 2023.

As of December 31, 2024 and 2023 the Glidepath statutory carrying value was $4.7 billion and $3.6 billion, respectively.

Summarized below is certain U.S. GAAP financial information for Glidepath:

	As of and for the Years Ended December 31,
	2024	2023
	(In Billions)
Total Revenue	$3.0	$0.8
Net income	0.3	0.8
Assets	58.6	53.4
Liabilities	55.0	51.5
Shareholder's equity	3.6	1.9

Summarized below is certain U.S. GAAP financial information for MMIH:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Billions)
Total Revenue	$0.5	$0.4	$0.3
Net income	0.1	0.1	0.1
Assets	10.9	10.1	9.3
Liabilities	9.0	8.2	7.6
Member's equity	1.9	1.9	1.7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,701 million and $1,905 million as of December 31, 2024 and 2023, respectively, was subject to dividend restrictions imposed by the State of Connecticut.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. "Related party transactions".

e.	Common stocks – unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Adjusted cost basis	$783	$1,268
Gross unrealized gains	437	407
Gross unrealized losses	(22)	(52)
Carrying value	$1,198	$1,623

As of December 31, 2024, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $41 million in 22 issuers, $18 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $308 million in 30 issuers, $289 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023 the Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $6 million and $106 million, respectively.

f.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans some of which are backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2024 and 2023, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2024 or 2023.

The carrying value and fair value of the Company's mortgage loans were as follows:

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$16,854	$15,477	$19,162	$17,766
Mezzanine loans	108	98	137	119
Total commercial mortgage loans	16,962	15,575	19,299	17,885
Residential mortgage loans:
FHA insured and VA guaranteed	1,599	1,487	1,833	1,699
Other residential loans	5,131	5,083	2,889	2,750
Total residential mortgage loans	6,730	6,570	4,722	4,449
Total mortgage loans	$23,692	$22,145	$24,021	$22,334

The loan-to-value ratios by property type of the Company's commercial mortgage loans were as follows:

	December 31, 2024
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$2,865	$1,319	$1,423	$5,607	33%
Apartments	4,604	409	371	5,384	32
Industrial and other	2,641	24	73	2,738	16
Retail	1,524	145	34	1,703	10
Hotels	1,260	179	90	1,529	9
Total	$12,894	$2,076	$1,991	$16,961	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$4,957	$508	$1,042	$6,507	34%
Apartments	5,064	417	235	5,716	30
Industrial and other	2,765	25	24	2,814	15
Retail	2,276	—	70	2,346	12
Hotels	1,742	82	92	1,916	10
Total	$16,804	$1,032	$1,463	$19,299	100%

For the years ended December 31, 2024 and 2023, the Company’s commercial mortgage loans’ loan-to-value ratios below 81% were 76% and 87%, respectively.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2024
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$4,324	$8,145	$2,718	$978	$689	$16,854
Mezzanine loans	—	72	36	—	—	108
Total commercial mortgage loans	4,324	8,217	2,754	978	689	16,962
Residential mortgage loans:
FHA insured and VA guaranteed	1,599	—	—	—	—	1,599
Other residential loans	745	4,365	20	1	—	5,131
Total residential mortgage loans	2,344	4,365	20	1	—	6,730
Total mortgage loans	$6,668	$12,582	$2,774	$979	$689	$23,692

	December 31, 2023
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$6,014	$9,680	$2,156	$875	$437	$19,162
Mezzanine loans	—	80	57	—	—	137
Total commercial mortgage loans	6,014	9,760	2,213	875	437	19,299
Residential mortgage loans:
FHA insured and VA guaranteed	1,832	—	—	—	—	1,832
Other residential loans	—	2,759	23	108	—	2,889
Total residential mortgage loans	1,832	2,759	23	108	—	4,722
Total mortgage loans	$7,846	$12,519	$2,236	$983	$437	$24,021

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024 and 2023 the maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 79.75% and 80%, respectively.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	Average Loan-to-Value Ratio	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)
California	$3,465	83%	$3,904	66%
Texas	1,852	63%	1,812	56%
United Kingdom	1,710	55%	2,110	51%
New York	1,565	81%	1,894	66%
Illinois	1,033	55%	1,444	56%
District of Columbia	875	80%	929	82%
Washington	766	62%	1,018	70%
All other	5,694	76%	6,190	72%
Total commercial mortgage loans	$16,960	73%	$19,301	66%

For the years ended December 31, 2024 and 2023, all other consists of 29 jurisdictions with no individual exposure exceeding $760 million and 30 jurisdictions with no individual exposure exceeding $878 million, respectively.

Interest rates, including fixed and variable, on the Company's portfolio of mortgage loans were:

	Years Ended December 31,
	2024		2023
	Low	High	Low	High
Commercial mortgage loans	2.5%	12.2%	1.8%	12.9%
Residential mortgage loans	2.2%	12.2%	2.2%	11.8%
Mezzanine mortgage loans	5.3%	13.7%	5.3%	14.4%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2024		2023
	Low	High	Low	High
Commercial mortgage loans	4.3%	11.3%	4.3%	11.0%
Residential mortgage loans	4.1%	11.7%	4.2%	11.8%
Mezzanine mortgage loans	—%	—%	5.5%	8.0%

As of December 31, 2024, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company's impaired mortgage loans as of December 31, 2024 and December 31, 2023:

	December 31, 2024
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$88	$102	$125	$(35)	$4
Total	88	102	125	(35)	4
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$399	$403	$552	$—	$3
Total	399	403	552	—	3

Total impaired commercial mortgage loans	$487	$505	$677	$(35)	$7

	December 31, 2023
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$465	$537	$624	$(157)	$24
Total	465	537	624	(157)	24

Total impaired commercial mortgage loans	$465	$537	$624	$(157)	$24

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2024 or 2023. As of December 31, 2024 and 2023 the carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $724 million and $855 million, respectively.

Allowance for credit losses:

	Years Ended December 31,
	2024	2023
Balance at the beginning of period	$(157)	$—
Additions charged to operations	(94)	(171)
Direct write-downs charged against the allowances	—	1
Recoveries of amounts previously charged off	216	13
Balance at the end of the period	$(35)	$(157)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2024	2023
	(In Millions)

Held for the production of income	$356	$355
Accumulated depreciation	(109)	(94)
Encumbrances	(264)	(285)
Held for the production of income, net	(17)	(24)

Held for sale	76	76
Accumulated depreciation	(74)	(74)
Held for sale, net	2	2

Occupied by the Company	568	566
Accumulated depreciation	(230)	(215)
Occupied by the Company, net	338	351
Total real estate	$323	$329

Depreciation expense on real estate was $30 million for the year ended December 31, 2024, $31 million for the year ended December 31, 2023 and $36 million for the year ended December 31, 2022.

h.	Partnerships and limited liability companies

The carrying value of partnerships and limited liability companies holdings by annual statement category were:

	December 31,
	2024	2023
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$2,189	$2,001
Common stocks - unaffiliated	3,268	3,462
Real estate	3,497	2,382
Bonds / preferred stock	959	735
Other	1,716	1,718
Mortgage loans	2,563	2,096
Surplus notes	440	385
LIHTCs	115	128
Total	$14,747	$12,907

As of December 31, 2024 and 2023, the Company held 14 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $57 million and 13 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $63 million, respectively.

The Company’s unexpired tax credits expire within a range of less than 1 year to 12 years.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024 and 2023, the Company recorded tax credits on these investments of $57 million and $55 million, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 4.2% for future benefits of two years to 4.6% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded no impairments for the year ended December 31, 2024 and $14 million impairments to LIHTC investments for the year ended December 31, 2023.

i.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company's credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $33,462 million as of December 31, 2024 and $31,687 million as of December 31, 2023, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 45 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged to the counterparties was $441 million as of December 31, 2024, and net collateral pledged by the counterparties was $421 million as of December 31, 2023. In the event of default, the full market value exposure at risk, net of offsets and collateral, was $160 million and $269 million as of December 31, 2024 and 2023, respectively. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $5,170 million and $5,003 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024, the company had the right to rehypothecate or repledge securities totaling $1,489 million, pledged by the counterparties, of the $441 million of the net collateral pledged to counterparties. As of December 31, 2023, the company had the right to rehypothecate or repledge securities totaling $1,444 million, pledged by the counterparties, of the $421 million of the net collateral pledged to counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2024 or December 31, 2023.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2024				December 31, 2023
	Assets		Liabilities		Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$20,513	$173,481	$15,665	$164,073	$17,292	$177,596	$11,922	$128,949
Options	567	11,002	63	242	547	11,727	35	248
Currency swaps	2,711	31,042	792	15,461	2,831	28,593	1,294	14,672
Forward contracts	412	12,503	67	5,519	13	993	301	9,162
Credit default swaps	2	162	175	7,903	1	81	153	7,902
Financial futures	15	567	12	506	56	674	29	257
Total	$24,220	$228,757	$16,774	$193,704	$20,740	$219,664	$13,734	$161,190

The average fair value of outstanding derivative assets was $22,544 and $22,228 million for the years ended December 31, 2024 and 2023, respectively. The average fair value of outstanding derivative liabilities was $15,554 and $14,607 million for the years ended December 31, 2024 and 2023, respectively.

The following summarizes the notional amounts of the Company's credit default swaps by contractual maturity:

	December 31,
	2024	2023
	(In Millions)
Due after one year through five years	$8,065	$7,983
Total	$8,065	$7,983

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2024	2023
	(In Millions)
Open interest rate swaps in a fixed pay position	$147,691	$130,853
Open interest rate swaps in a fixed receive position	186,865	170,817
Other interest related swaps	2,998	4,875
Total interest rate swaps	$337,554	$306,545

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized (losses) gains on closed contracts and change in net unrealized (losses) gains related to market fluctuations on open contracts by derivative type:

	Years Ended December 31,
	2024		2023		2022
	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts
	(In Millions)
Interest rate swaps	$(294)	$(521)	$(267)	$118	$(717)	$846
Currency swaps	122	(204)	101	(309)	69	2,204
Options	(31)	7	31	(96)	(6)	385
Credit default swaps	(69)	43	(39)	(24)	2	(17)
Forward contracts	(17)	633	(62)	(66)	853	(222)
Financial futures	(55)	(24)	(107)	9	(902)	(15)
Total	$(344)	$(66)	$(343)	$(368)	$(702)	$3,181

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2024			December 31, 2023
	Derivative Assets	Derivative Liabilities	Net	Derivative Assets	Derivative Liabilities	Net
	(In Millions)
Gross	$24,220	$16,774	$7,446	$20,740	$13,734	$7,006
Due and accrued	1,421	2,515	(1,094)	1,371	2,387	(1,016)
Gross amounts offset	(22,311)	(22,311)	—	(19,063)	(19,063)	—
Net asset	3,330	(3,022)	6,352	3,048	(2,943)	5,990
Collateral posted	(3,366)	(3,807)	441	(3,438)	(3,017)	(421)
Net	$(36)	$(6,829)	$6,793	$(390)	$(5,959)	$5,569

j.	Repurchase agreements

The Company has entered into repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value, which is at cost, reported in the Company’s liabilities as repurchase agreements approximates the fair value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table provides contractual maturity, maximum balance during the year, and ending balance for bilateral repurchase agreements:

	December 31,
	2024		2023
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
	(In Millions)
2 Days to 1 Week	$425	$—	$—	$—
From 1 Week to 1 Month	1,359	—	596	—
Greater than 1 Month to 3 Months	5,437	2,778	3,247	2,136
Greater than 3 Months to 1 Year	630	630	1,088	1,085
Total	$7,851	$3,408	$4,931	$3,221

The company did not have any repurchase agreements where securities sold and/or acquired resulted in default as of December 31, 2024 and 2023.

The following table presents the fair value and amortized cost of securities sold under bilateral repurchase agreement transactions, which were all NAIC rating of 1, for the years ended December 31, 2024 and 2023:

	Maximum Balance	Ending Balance
	(In Millions)
March 31, 2024
Fair Value	$4,473	$3,466
Carrying Value	$—	$3,466
June 30, 2024
Fair Value	$3,532	$3,449
Carrying Value	$—	$3,799
September 30, 2024
Fair Value	$3,710	$3,671
Carrying Value	$—	$3,816
December 31, 2024
Fair Value	$3,650	$3,420
Carrying Value	$—	$3,824

March 31, 2023
Fair Value	$3,054	$3,019
Carrying Value	$—	$3,019
June 30, 2023
Fair Value	$3,615	$2,910
Carrying Value	$—	$2,910
September 30, 2023
Fair Value	$3,563	$3,563
Carrying Value	$—	$3,563
December 31, 2023
Fair Value	$3,563	$3,221
Carrying Value	$—	$3,221

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table presents the cash collateral and the fair value of security collateral, which were all NAIC rating of 1, received in the bilateral repurchase agreement transactions for the years ended December 31, 2024 and 2023:

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2024	$96	$3,530	$16	$3,487
June 30, 2024	$3,741	$14	$3,431	$—
September 30, 2024	$5,658	$13	$3,622	$—
December 31, 2024	$5,897	$1	$3,357	$1

March 31, 2023	$130	$3,066	$19	$3,022
June 30, 2023	$89	$3,031	$4	$2,918
September 30, 2023	$110	$3,247	$110	$2,717
December 31, 2023	$137	$3,230	$1	$3,230

The following table presents collateral received, aggregate allocation of the collateral by the remaining contractual maturity of the repurchase agreements for the years ended December 31, 2024 and 2023:

	Overnight and Continuous	30 Days or Less	31 to 90 Days	> 90days
	(In Millions)
Maximum Balance
March 31, 2024	$—	$—	$1,626	$1,880
June 30, 2024	$—	$14	$1,551	$1,927
September 30, 2024	$—	$789	$2,164	$213
December 31, 2024	$—	$223	$3,031	$485

March 31, 2023	$—	$259	$2,787	$—
June 30, 2023	$—	$92	$2,925	$—
September 30, 2023	$—	$—	$3,086	$—
December 31, 2023	$—	$134	$2,716	$250

Ending Balance
March 31, 2024	$—	$—	$1,626	$1,880
June 30, 2024	$—	$14	$1,551	$1,927
September 30, 2024	$—	$789	$2,164	$213
December 31, 2024	$—	$223	$3,031	$485

March 31, 2023	$—	$259	$2,787	$—
June 30, 2023	$—	$92	$2,925	$—
September 30, 2023	$—	$—	$3,086	$—
December 31, 2023	$—	$134	$2,716	$250

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table presents cash collateral received that has been reinvested, the total reinvested cash and the aggregate amortized cost and fair value of the invest asset acquired with the cash collateral for the years ended December 31, 2024 and 2023:

	1 to 2 Years		2 to 3 Years		> 3 Years
	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Maximum Balance
March 31, 2024	$—	$—	$—	$—	$—	$—
June 30, 2024	$—	$—	$1,125	$1,139	$2,674	$2,310
September 30, 2024	$—	$—	$1,142	$1,183	$2,674	$2,467
December 31, 2024	$—	$—	$1,149	$1,170	$2,256	$1,881

March 31, 2023	$—	$—	$—	$—	$—	$—
June 30, 2023	$—	$—	$—	$—	$—	$—
September 30, 2023	$—	$—	$—	$—	$—	$—
December 31, 2023	$—	$—	$—	$—	$—	$—

	1 to 2 Years		2 to 3 Years		> 3 Years
	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Ending Balance
March 31, 2024	$—	$—	$—	$—	$—	$—
June 30, 2024	$—	$—	$1,125	$1,139	$2,674	$2,310
September 30, 2024	$—	$—	$1,142	$1,183	$2,674	$2,467
December 31, 2024	$—	$—	$1,149	$1,170	$2,256	$1,881

March 31, 2023	$—	$—	$—	$—	$—	$—
June 30, 2023	$—	$—	$—	$—	$—	$—
September 30, 2023	$—	$—	$—	$—	$—	$—
December 31, 2023	$—	$—	$—	$—	$—	$—

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

The following table presents liability recognized to return cash collateral, and the liability recognized to return securities received as collateral as required pursuant to the terms of the secured borrowing transactions for the years ended December 31, 2024 and 2023:

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2024	$96	$3,530	$16	$3,487
June 30, 2024	$3,741	$14	$3,431	$—
September 30, 2024	$5,658	$13	$3,622	$—
December 31, 2024	$5,897	$1	$3,357	$1

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2023	$130	$3,066	$19	$3,022
June 30, 2023	$89	$3,031	$4	$2,918
September 30, 2023	$110	$3,247	$110	$2,717
December 31, 2023	$137	$3,230	$1	$3,230

The company did not have any reverse repurchase transactions accounted for as secured borrowings as of December 31, 2024 and 2023.

The Company did not have any repurchase agreements or reverse repurchase agreements transactions accounted for as a sale as of December 31, 2024 and 2023.

k.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended
	December 31,
	2024	2023	2022
	(In Millions)
Bonds	$8,415	$7,275	$5,215
Preferred stocks	24	27	22
Common stocks - subsidiaries and affiliates	919	1,115	878
Common stocks - unaffiliated	125	111	102
Mortgage loans	1,145	1,102	1,118
Policy loans	1,062	1,058	1,141
Real estate	80	70	79
Partnerships and limited liability companies	965	957	1,014
Derivatives	(455)	(84)	464
Cash, cash equivalents and short-term investments	345	363	80
Other	264	184	35
Subtotal investment income	12,889	12,178	10,148
Amortization of the IMR	(127)	(51)	(50)
Net gains from separate accounts	3	3	—
Investment expenses	(1,104)	(1,087)	(796)
Net investment income	$11,661	$11,043	$9,302

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

l.	Net realized capital (losses) gains

Net realized capital (losses) gains, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(501)	$(720)	$(889)
Preferred stocks	16	—	(6)
Common stocks - subsidiaries and affiliates	62	24	(13)
Common stocks - unaffiliated	(44)	15	64
Mortgage loans	(331)	(73)	(41)
Real estate	—	3	127
Partnerships and limited liability companies	(71)	(314)	(355)
Derivatives	(345)	(344)	(701)
Other	12	(7)	(74)
Net realized capital losses before federal and state taxes and deferral to the IMR	(1,202)	(1,416)	(1,888)
Net federal and state tax (expense) benefit	(28)	281	94
Net realized capital losses before deferral to the IMR	(1,230)	(1,135)	(1,794)
Net after tax capital losses deferred to the IMR	429	645	2,120
Net realized capital (losses) gains	$(801)	$(490)	$326

OTTI, included in the net realized capital (losses) gains, consisted of the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(260)	$(178)	$(416)
Common stocks - subsidiaries and affiliates	(3)	(1)	—
Common stocks - unaffiliated	(18)	—	(2)
Preferred stock	(9)	—	(6)
Mortgage loans	(216)	(13)	(4)
Partnerships and limited liability companies	(128)	(353)	(183)
Total OTTI	$(634)	$(545)	$(611)

The Company recognized OTTI of $17 million and $15 million for the years ended December 31, 2024 and 2023, respectively, on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $260 million of bond OTTI for the year ended December 31, 2024, less than 1% of the $178 million of bond OTTI for the year ended December 31, 2023 and less than 1% of the $416 million of bond OTTI for the year ended December 31, 2022. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

m.	Restricted assets

Admitted restricted assets by category:

	December 31, 2024
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Subject to repurchase agreements	$3,419	$—	$3,419	$3,230	$189	$3,419	0.99%	0.99%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	102	—	102	208	(106)	102	0.03%	0.03%
FHLB capital stock	99	—	99	99	—	99	0.03%	0.03%
On deposit with states	10	—	10	10	—	10	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	3,530	—	3,530	2,886	644	3,530	1.02%	1.02%
Pledged as collateral not captured in other categories	5,448	—	5,448	4,490	958	5,448	1.57%	1.58%
Total restricted assets	$12,608	$—	$12,608	$10,923	$1,685	$12,608	3.64%	3.65%

	December 31, 2023
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Subject to repurchase agreements	$3,230	$—	$3,230	$3,042	$188	$3,230	0.99%	0.99%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	208	—	208	358	(150)	208	0.06%	0.06%
FHLB capital stock	99	—	99	99	—	99	0.03%	0.03%
On deposit with states	10	—	10	10	—	10	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	2,886	—	2,886	2,477	409	2,886	0.89%	0.89%
Pledged as collateral not captured in other categories	4,490	—	4,490	3,280	1,210	4,490	1.38%	1.38%
Total restricted assets	$10,923	$—	$10,923	$9,266	$1,657	$10,923	3.35%	3.35%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Federal income taxes

On August 16th, 2022, the Inflation Reduction Act (IRA) was signed into law and includes certain corporate income tax provisions. Potential impacts to the Company include the imposition of a corporate alternative minimum tax (CAMT). The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period. The United States Treasury Department and the Internal Revenue Service released proposed regulations on September 12, 2024. As of the reporting date, the Company is not an applicable corporation and therefore not liable for CAMT in 2024.

The Company provides for DTAs in accordance with statutory accounting practices. All of the companies included in these Consolidated Statutory Financial Statements have met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

The net DTA or deferred liabilities (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,954	$761	$4,715
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	3,954	761	4,715
DTAs nonadmitted	(238)	—	(238)
Subtotal net admitted DTA	3,716	761	4,477
Total gross DTLs	(1,862)	(758)	(2,620)
Net admitted DTA(L)	$1,854	$3	$1,857

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,943	$740	$4,683
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	3,943	740	4,683
DTAs nonadmitted	(82)	—	(82)
Subtotal net admitted DTA	3,861	740	4,601
Total gross DTLs	(2,009)	(932)	(2,941)
Net admitted DTA(L)	$1,852	$(192)	$1,660

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$11	$21	$32
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	11	21	32
DTAs nonadmitted	(156)	—	(156)
Subtotal net admitted DTA	(145)	21	(124)
Total gross DTLs	147	174	321
Net admitted DTA(L)	$2	$195	$197

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$29	$29
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,774	54	1,828
2. Adjusted gross DTA allowed per limitation threshold	3,849	54	3,903
Lesser of line 1 or 2	1,774	54	1,828
Adjusted gross DTAs offset by existing DTLs	1,942	678	2,620
Total admitted DTA realized within 3 years	$3,716	$761	$4,477

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$90	$90
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,570	—	1,570
2. Adjusted gross DTA allowed per limitation threshold	4,081	—	4,081
Lesser of line 1 or 2	1,570	—	1,570
Adjusted gross DTAs offset by existing DTLs	2,291	650	2,941
Total admitted DTA realized within 3 years	$3,861	$740	$4,601

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$(61)	$(61)
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	204	54	258
2. Adjusted gross DTA allowed per limitation threshold	(232)	54	(178)
Lesser of line 1 or 2	204	54	258
Adjusted gross DTAs offset by existing DTLs	(349)	28	(321)
Total admitted DTA realized within 3 years	$(145)	$21	$(124)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company's total realization threshold limitations are as follows:

	Years Ended December 31,
	2024	2023
	(In Millions)
Ratio percentage used to determine recovery period and threshold limitation	883%	850%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$26,020	$27,207

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	72%	100%	72%

	December 31, 2023
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	79%	—%	79%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	(7)%	100%	(7)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$(293)	$111	$(92)
Foreign income tax expense on operating earnings	—	5	28
Total federal and foreign income tax expense (benefit) on operating earnings	(293)	116	(64)
Federal income tax expense (benefit) on net realized capital gains	26	(268)	(106)
Total federal and foreign income tax expense (benefit)	$(267)	$(152)	$(170)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2024	2023	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,939	$1,779	$160
Policy acquisition costs	1,008	931	77
Nonadmitted assets	327	320	7
Policyholders' dividends	266	234	32
Pension and compensation related items	95	73	22
Investment items	244	207	37
Expense items	61	66	(5)
Other	14	333	(319)
Total ordinary DTAs	3,954	3,943	11
Nonadmitted DTAs	238	82	156
Admitted ordinary DTAs	3,716	3,861	(145)

Capital
Unrealized investment losses	409	434	(25)
Expense items	19	18	1
Investment items	333	288	45
Total capital DTAs	761	740	21
Nonadmitted DTAs	—	—	—
Admitted capital DTAs	761	740	21

Admitted DTAs	4,477	4,601	(124)

DTLs:
Ordinary
Reserve items	74	143	(69)
Unrealized investment gains	1,019	1,128	(109)
Deferred and uncollected premium	315	309	6
Pension items	65	64	1
Other	389	365	24
Total ordinary DTLs	1,862	2,009	(147)

Capital
Unrealized investment gains	756	808	(52)
Investment items	2	124	(122)
Total capital DTLs	758	932	(174)

Total DTLs	2,620	2,941	(321)

Net admitted DTA	$1,857	$1,660	$197

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Net DTA(L)	$353	$512	$520
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(112)	(38)	105
Tax-effect of changes from investment transfers	3	(12)	37
Change in net deferred income taxes	$244	$462	$662

As of December 31, 2024, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has $9 million in tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Provision computed at federal statutory rate of 21%	$(157)	$(175)	$(325)
Investment items	(248)	(248)	(188)
Nonadmitted assets	(7)	(15)	(10)
Tax credits	(69)	(222)	(293)
Expense items	(72)	(4)	19
Foreign governmental income taxes	1	5	28
Other	41	45	(63)
Total statutory income tax benefit	$(511)	$(614)	$(832)

Federal and foreign income tax benefit	$(267)	$(152)	$(170)
Change in net deferred income taxes	(244)	(462)	(662)
Total statutory income tax benefit	$(511)	$(614)	$(832)

The Company received refunds in the amount of $82 million in 2024, $58 million in 2023 and $5 million in 2022.

The total income taxes available in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $0 million related to 2024, $0 million related to 2023 and $29 million related to 2022.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Tax Agreement). The Tax Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Tax Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Tax Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. In accordance with the Tax Agreement, future CAMT is outside of the scope of the general tax allocation method and, consequently any future CAMT liability shall be allocated solely to MassMutual.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2024	$229
Gross change related to positions taken in prior years	—
Gross change related to settlements	—
Gross change related to positions taken in current year	2
Gross change related to lapse of statutes of limitations	—
Balance, December 31, 2024	$231

Included in the liability for unrecognized tax benefits as of December 31, 2024, are $217 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2024 includes $9 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $6 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $38 million as of December 31, 2024 and $32 million as of December 31, 2023. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The IRS has completed its examination of MassMutual and its subsidiaries for the year 2016 and prior. The IRS completed the examination of the 2017-2018 tax years and is at Appeals for 3 issues. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2024 and 2023, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Admitted negative (disallowed) IMR

As of December 31, 2024, the Company had $1,424 million of disallowed IMR in aggregate and in the general account.

As of December 31, 2024, the calculated adjusted general capital and surplus was $24,278 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, the percentage of adjusted general capital and surplus for which the admitted disallowed IMR represents was 6%.

The following represents allocated gains (losses) to IMR from derivatives:

December 31, 2024
(In Millions)
Unamortized fair value derivative gain	$2,839
Unamortized fair value derivative losses	(4,044)
Total allocated net losses to IMR from derivatives	$(1,205)

When the Company sells bonds and recognizes losses due to interest-rate related factors, and the realized losses are transferred to the IMR, the sales proceeds are generally used for reinvestment as governed by prudent asset liability management (ALM) policies and procedures. Such sales of bonds are intermittently used to meet liquidity needs and managed within the ALM framework.

IMR losses for fixed income related derivatives were in accordance with documented risk management procedures, as well as the Company’s derivative use plans, and reflect the same historical treatment of derivative gains reversed to IMR and amortized rather than immediately recognized as realized gain upon termination.

As of the period ended December 31, 2024, the IMR asset admitted under the currently adopted statutory accounting interpretation includes approximately $127 million, net of tax, related to various Funds Withheld (FWH) reinsurance treaties. Included in the FWH assets are reimbursements of capital losses on the invested assets to back the ceded reinsurance liabilities and are recorded as an adjustment to the income statement. Both the IMR and FWH assets are admitted under statutory accounting guidance.

b.	Corporate-owned life insurance

MassMutual holds corporate-owned life insurance issued by unaffiliated third-party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. MassMutual pays all premiums and is the owner and beneficiary of these policies. MassMutual had recorded cash surrender values of these policies of $3,023 million and $2,825 million as of December 31, 2024 and 2023, respectively.

The cash surrender value is allocated by the following investment categories:

	December 31,
	2024	2023
Other invested assets	50%	45%
Bonds	27	28
Stocks	18	17
Cash and short-term investments	5	7
Real estate	—	3
	100%	100%

c.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2024		2023
	Gross	Net	Gross	Net
	(In Millions)
Ordinary new business	$146	$78	$154	$88
Ordinary renewal	1,317	1,256	1,258	1,220
Group life	10	10	10	10
Total	$1,473	$1,344	$1,422	$1,318

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $63,447 million and $57,978 million as of December 31, 2024 and 2023, respectively.

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $999 billion and $953 billion as of December 31, 2024 and 2023, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2024				2023
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
Individual life	$85,406	2.5%	-	6.0%	$80,071	2.5%	-	6.0%
Group annuities	20,721	1.0%	-	11.8%	19,737	1.0%	-	11.8%
Individual universal and variable life	24,871	3.5%	-	6.0%	25,346	3.5%	-	6.0%
Individual annuities	38,878	1.0%	-	11.8%	34,055	1.0%	-	11.8%
Group life	4,656	3.0%	-	4.0%	4,178	3.0%	-	4.0%
Disabled life claim reserves	1,836	3.0%	-	6.0%	1,856	3.0%	-	6.0%
Disability active life reserves	1,364	3.0%	-	6.0%	1,504	3.0%	-	6.0%
Other	526	2.5%	-	6.0%	503	2.5%	-	6.0%
Total	$178,258				$167,250

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance.

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2024				2023
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
GICs:
Note programs	$13,986	1.2%	-	9.0%	$12,376	0.6%	-	5.6%
Federal Home Loan Bank of Boston	2,111	0.8%	-	3.4%	2,111	0.8%	-	3.4%
Municipal contracts	1,858	0.0%	-	9.0%	1,720	0.0%	-	7.2%
Supplementary contracts	2,825	1.0%	-	5.3%	2,978	1.0%	-	6.0%
Dividend accumulations	427	3.5%	-	3.8%	439	3.0%	-	3.5%
Other deposits	21	5.0%	-	6.5%	21	4.0%	-	8.0%
Total	$21,228				$19,645

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Note program

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note program, MassMutual creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from MassMutual. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes are currently issued from MassMutual’s $16.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

MassMutual has funding agreements with Federal Home Loan Bank (FHLB) of Boston in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,972 million as of December 31, 2024. MassMutual’s borrowing capacity with FHLB of Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by MassMutual’s internal limit. MassMutual’s unused capacity was $1,303 million as of December 31, 2024. As a member of FHLB of Boston, MassMutual held common stock of FHLB of Boston with a statement value of $92 million and $92 million as of December 31, 2024 and 2023, respectively.

Collateral pledged to FHLB:

	December 31, 2024			December 31, 2023
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Millions)
Total collateral pledged	$5,071	$3,414	$2,111	$4,060	$2,944	$2,111

Maximum amount pledged	$5,473	$3,925	$2,111	$4,060	$2,994	$2,111

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $153 million and $216 million as of December 31, 2024 and 2023, respectively. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. "Reinsurance". These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2024, the Company’s GICs by expected maturity year were as follows (in millions):

2025	$2,729
2026	3,359
2027	3,904
2028	1,670
2029	1,937
Thereafter	4,357
Total	$17,956

Most GICs only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2024	2023
	(In Millions)

Claim reserves, beginning of year	$2,542	$2,232
Less: Reinsurance recoverables	651	367
Net claim reserves, beginning of year	1,891	1,865
Claims paid related to:
Current year	(14)	(14)
Prior years	(343)	(333)
Total claims paid	(357)	(347)
Incurred related to:
Current year's incurred	326	375
Current year's interest	8	9
Prior year's incurred	(69)	(79)
Prior year's interest	67	68
Total incurred	332	373

Adjustments through surplus	—	—

Net claim reserves, end of year	1,866	1,891
Reinsurance recoverables	742	651
Claim reserves, end of year	$2,608	$2,542

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $69 million decrease in the prior years’ incurred claims for 2024 and the $79 million decrease in the prior years’ incurred claims for 2023 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2024, claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2023 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2024	2023
	(In Millions)

Disabled life claim reserves	$1,836	$1,856
Accrued claim liabilities	30	33
Net claim reserves, end of year	$1,866	$1,889

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such GMDB, GMIB, GMAB and GLWB. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company approved asset allocation strategy. Election of these benefit guarantees is generally only available at contract issue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following shows the changes in the liabilities for GMDB, GMIB, GMAB and GLWB (in millions):

Liability as of January 1, 2023	$55
Incurred guarantee benefits	2
Paid guarantee benefits	(8)
Liability as of December 31, 2023	49
Incurred guarantee benefits	20
Paid guarantee benefits	(8)
Liability as of December 31, 2024	$61

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB, GMIB, GMAB and GLWB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2024			December 31, 2023
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age
	($ In Millions)
GMDB	$8,161	$80	68	$8,572	$25	66
GMIB Basic	412	3	73	449	7	73
GMIB Plus	1,200	429	69	1,240	448	69
GMAB	1,089	4	64	1,400	20	63
GLWB	82	13	76	94	15	75

As of December 31, 2024, the GMDB account value above consists of $819 million within the general account and $7,342 million within separate accounts that includes $3,807 million of Modco assumed. As of December 31, 2023, the GMDB account value above consists of $1,135 million within the general account and $7,437 million within separate accounts that includes $3,712 million of Modco assumed.

Account values of variable annuity contracts with GMDB, GMIB, GMAB and GLWB are summarized below:

	December 31, 2024			December 31, 2023
	Separate Account	General Account	Total	Separate Account	General Account	Total
	(In Millions)
GMDB	$7,342	$819	$8,161	$7,437	$1,135	$8,572
GMIB Basic	403	9	412	434	15	449
GMIB Plus	1,200	—	1,200	1,240	—	1,240
GMAB	1,061	28	1,089	1,368	32	1,400
GLWB	82	—	82	94	—	94

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDB or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2024	2023
	(In Millions)
Beginning balance	$5,486	$5,154
Net liability increase (decrease)	312	332
Ending balance	$5,798	$5,486

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $35 million.

Refer to Note 17. "Related party transactions" for information about the Company’s affiliated assumed reinsurance transactions.

There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Direct premium	$34,221	$34,223	$35,530
Premium assumed	1,049	977	1,013
Premium ceded	(14,072)	(9,711)	(13,019)
Total net premium	$21,198	$25,490	$23,524

Ceded reinsurance recoveries	$1,925	$1,842	$1,540

Assumed losses	$524	$425	$330

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2024	2023
	(In Millions)
Reinsurance reserves
Assumed	$5,832	$6,476
Ceded	(54,419)	(47,326)

Ceded amounts recoverable	$322	$324

Benefits payable on assumed business	$62	$65

Funds held under coinsurance
Ceded	$29,625	$22,520

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2024, include $9,206 million associated with life insurance policies, $6,916 million for LTC, $19,985 million for annuity, $13 million for disability and $5 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2023 include $9,219 million associated with life insurance policies, $6,497 million for LTC, $22,659 million for annuity, $14 million for disability and $6 million for group life and health.

LTC policyholders' deficiency reserves were as follows:

	December 31, 2024
	Direct	Ceded	Net
	(In Millions)
LTC premium deficiency reserves, beginning of year	$3,800	$(3,615)	$185
Assumption changes	(435)	470	35
LTC premium deficiency reserves, end of year	$3,365	$(3,145)	$220

For the year ended December 31, 2024, the Company decreased its gross LTC policyholders’ premium deficiency reserve by $435 million primarily through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business. The majority of the risk is ceded to unaffiliated reinsurers resulting in the ceded policyholders’ premium deficiency reserves decreasing by $470 million. The total net impact of the change is $35 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Direct	Ceded	Net
	(In Millions)
LTC premium deficiency reserves, beginning of year	$4,390	$(3,910)	$480
Assumption changes	(590)	295	(295)
LTC premium deficiency reserves, end of year	$3,800	$(3,615)	$185

For the year ended December 31, 2023, the Company decreased its gross LTC policyholders’ premium deficiency reserve by $590 million primarily through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business. The majority of the risk is ceded to unaffiliated reinsurers resulting in the ceded policyholders’ premium deficiency reserves decreasing by $295 million. The total net impact of the change is $295 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

As of December 31, 2024, one reinsurer accounted for 26% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 24%. The Company continues to monitor its morbidity risk ceded to one reinsurer for its LTC business, in which 79% of the reserves are held in trust.

On July 5, 2023, the Company recaptured approximately $16 million of statutory reserves reinsured on a yearly renewable term (YRT) basis for certain closed blocks of LTC business and reinsured on a coinsurance basis a portion of this product resulting in ceding $692 million statutory reserves to a different reinsurer. The recapture settlement of $17 million relieved the reinsurer of all obligations under the YRT agreement and resulted in an offset to premiums and disability benefits. As part of the coinsurance transaction, the Company transferred $657 million of premium to the reinsurer.

On October 25, 2024, the Company executed a certain coinsurance treaty amendment to increase quota share reinsurance of certain closed long-term care business by 25%. The Company transferred $357 million of premium to the reinsurer in exchange for ceding $325 million in statutory reserves.

The Company holds invested assets associated with FWH that are managed externally, as of December 31, 2024 and 2023, these assets, at carry value, included:

	December 31,
	2024	2023
	(In Millions)
Bonds	$21,471	$15,215
Preferred stocks	51	79
Mortgage loans	1,556	1,043
Partnerships and LLCs	190	51
Cash, cash equivalents and short-term investments	776	946
Total	$24,044	$17,334

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2024 are illustrated below:

Individual annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,332	$—	$—	$2,332	4%
At book value less current surrender charge of 5% or more	41,338	—	—	41,338	63%
At fair value	—	—	7,806	7,806	12%
Total with market value adjustment or at fair value	43,670	—	7,806	51,476	79%
At book value without adjustment (minimal or no charge or adjustment)	4,375	—	—	4,375	7%
Not subject to discretionary withdrawal	9,288	—	—	9,288	14%
Total	57,333	—	7,806	65,139	100%
Reinsurance ceded	18,515	—	—	18,515
Total, net of reinsurance	$38,818	$—	$7,806	$46,624

Amount included in book value moving to at book value without adjustment after statement date	2,058	—	—	2,058

Group annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$11,608	$—	$—	$11,608	17%
At fair value	—	9,403	18,973	28,376	43%
Total with market value adjustment or at fair value	11,608	9,403	18,973	39,984	60%
At book value without adjustment (minimal or no charge or adjustment)	279	318	—	597	1%
Not subject to discretionary withdrawal	26,189	—	—	26,189	39%
Total	38,076	9,721	18,973	66,770	100%
Reinsurance ceded	17,380	—	—	17,380
Total, net of reinsurance	$20,696	$9,721	$18,973	$49,390

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Deposit-type contracts

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,166	$—	$—	$2,166	7%
At fair value	—	—	8,935	8,935	27%
Total with market value adjustment or at fair value	2,166	—	8,935	11,101	34%
At book value without adjustment (minimal or no charge or adjustment)	2,732	—	—	2,732	8%
Not subject to discretionary withdrawal	18,713	—	—	18,713	58%
Total	23,611	—	8,935	32,546	100%
Reinsurance ceded	2,383	—	—	2,383
Total, net of reinsurance	$21,228	$—	$8,935	$30,163

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2024 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$20,696
Policyholders’ reserves – individual annuities	38,818
Liabilities for deposit-type contracts	21,228
Subtotal	80,742
Separate Account Annual Statement:
Annuities	36,500
Other annuity contract deposit-funds and GICs	8,935
Subtotal	45,435
Total	$126,177

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company's life actuarial reserves as of December 31, 2024 are illustrated below:

General account

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$21,498	$21,496	$21,551
Universal life with secondary guarantees	1,596	1,433	7,315
Other permanent cash value life insurance	—	85,082	90,020
Variable life	1	1	—
Variable universal life	1,118	1,116	1,173
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	3,023
Accidental death benefits	—	—	3
Disability - active lives	—	—	196
Disability - disabled lives	—	—	323
Miscellaneous reserves	—	—	1,061
Total (gross: direct + assumed)	$24,213	$109,128	$124,665
Reinsurance ceded	4,308	5,141	9,206
Total (net)	$19,905	$103,987	$115,459

Separate account with guarantees

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	1,554	1,554	1,554
Total (gross: direct + assumed)	$1,554	$1,554	$1,554
Total (net)	$1,554	$1,554	$1,554

Separate account nonguaranteed

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable life	$1	$1	$2
Variable universal life	1,973	1,953	1,959
Total (gross: direct + assumed)	$1,974	$1,954	$1,961
Total (net)	$1,974	$1,954	$1,961

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2024 is as follows:

	Guaranteed
	Indexed	Nonindexed Less than/ Equal to 4%	Non Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2024	$—	$—	$4,474	$4,474

Reserves at December 31, 2024:
For accounts with assets at:
Fair value	$—	$10,038	$37,359	$47,397
Amortized cost/book value	—	1,554	—	1,554
Subtotal SIA Reserves	—	11,592	37,359	48,951
Nonpolicy liabilities	—	—	157	157
Total Separate Account Liabilities	$—	$11,592	$37,516	$49,108

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$10,038	$37,359	$47,397
At book value without market value adjustment and current surrender charge of less than 5%	—	1,554	—	1,554
Subtotal	—	11,592	37,359	48,951
Nonpolicy liabilities	—	—	157	157
Total Separate Account Liabilities	$—	$11,592	$37,516	$49,108

As of December 31, 2024, the Company has $6,562 million of AVR related to book value separate accounts.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$1,862	$1,935	$4,205
Transfers from separate accounts	(10,151)	(9,387)	(14,220)
Subtotal	(8,289)	(7,452)	(10,015)
Reconciling adjustments:
Miscellaneous	4,816	4,278	3,481
Net deposits on deposit-type liabilities	1,531	1,573	1,939
Net transfers from separate accounts	$(1,942)	$(1,601)	$(4,595)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

11.	Debt

MassMutual issues CP in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1,000 million with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by MassMutual. The Notes have a carrying value and face amount of $250 million as of December 31, 2024 and $50 million as of December 31, 2023. Notes issued in 2024 had interest rates ranging from 4.39% to 5.41% with maturity dates ranging from 1 to 62 days. Interest expense for commercial paper for the years ended December 31, 2024 and 2023, was $20 million and $7 million, respectively.

MassMutual has a $1,500 million five-year credit facility, $1,250 million of undrawn commitment, with a syndicate of lenders that can be used for general corporate purposes and to support CP borrowings. During December 2022, the facility was renewed and the scheduled maturity is December 16, 2027. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2024 and 2023, MassMutual was in compliance with all covenants under the credit facility. For the years ended December 31, 2024 and 2023, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2024 and 2023.

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

a.	Pension plans

The Company sponsors funded and unfunded noncontributory defined benefit pension plans for its eligible employees, agents and retirees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The funded qualified defined benefit plan generally provides benefits under a cash balance formula based on age, service and salary during the participants’ careers. Certain eligible participants may be entitled to benefits under a legacy defined benefit formula. The Company’s policy is to fund the qualified pension plan in accordance with the Employee Retirement Income Security Act of 1974. There were no contributions in 2024 and 2023.

The Company has announced there will be no new benefit accruals under the plan after December 31, 2024.

b.	Defined contribution plans

The Company sponsors funded qualified defined contribution plans and unfunded nonqualified deferred compensation thrift savings plans for its employees, agents and retirees. Defined contribution plan expense for 2024 and 2023 was $58 million and $56 million, respectively.

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For eligible employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account (RHRA), which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other eligible current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.	Benefit obligations

Accumulated and projected benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation as of that date.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans. Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, disability or death.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, mortality and expected retirement age.

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Accumulated benefit obligation	$2,570	$2,634	$307	$313

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Projected benefit obligation, beginning of year	$2,634	$2,590	$313	$315
Service cost	99	86	7	7
Interest cost	123	125	15	15
Actuarial (gains) losses	(5)	21	(1)	(14)
Benefits paid	(150)	(222)	(15)	(14)
Change in discount rate	(138)	34	(12)	4
Change in actuarial assumptions	7	—	—	—
Projected benefit obligation, end of year	$2,570	$2,634	$307	$313

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25-basis point change in the discount rate results in approximately a $53 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate.

e.	Plan assets

The assets of the qualified pension plan are invested in a MassMutual group annuity contract and in the MassMutual Pension Plan Trust (Pension Trust). The group annuity contract includes a general investment account (GIA). As of December 31, 2024 and 2023, GIA assets managed by the Company were $143 million and $229 million, respectively. The Company was rated AA+ by Standards and Poor’s as of December 31, 2024.

The Company’s overall objective is to manage the assets in a liability framework where investments are selected that are expected to have similar changes in fair value as the related liabilities will have upon changes in interest rates. The company invests in a portfolio of both return-seeking and liability-hedging assets, to achieve long-term growth and to insulate the funded position from interest rate volatility.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The target range allocations are based on two broad categories, return-seeking (generally equities and alternative investments) and liability-hedging (generally fixed income). The return-seeking allocation range is 46% to 54% and liability-hedging range is 46% to 54%. Of the return-seeking assets, the range is 35% to 55% global public equity and 45% to 65% alternatives. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 6% and 9% of the plan assets as of December 31, 2024 and 2023, respectively.

The following presents the change in plan assets:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Plan assets, beginning of year	$2,521	$2,483	$4	$2
Actual return on plan assets	73	230	—	—
Employer contributions	26	30	12	14
Benefits paid	(150)	(222)	(15)	(14)
Other	—	—	(1)	2
Plan assets, end of year	$2,470	$2,521	$—	$4

The GIA is designed to provide stable, long-term investment growth. Investments in the GIA are stated at contract value. Contract value is the amount participants would receive if they were to initiate certain transactions under the terms of the plan. It provides for a stated return on principal invested over a specified period and permits withdrawals at contract value for benefit payments, loans, or transfers.

Investments in the Pension Trust are stated at fair value. Noninterest bearing cash is stated at cost value.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. "Fair Value of financial instruments".

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Cash, cash equivalents and short-term investments: Short-term investments are stated at cost, which is equal to fair value. Foreign currencies are stated at cost and adjusted for foreign currency gains and losses.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Bonds: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Mutual funds are valued at the daily closing price as reported by the fund. Certain mutual funds held by the plan are registered with the SEC and are required to publish their daily NAV. These mutual funds held by the Plan are deemed to be actively traded and are therefore classified as Level 1. The remaining mutual funds do not publish their daily NAV and are therefore classified as Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Collective investment trusts: Valued using the NAV per unit. The net asset value per unit of the funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day and therefore is classified as NAV practical expedient.

Real estate investment trusts: Real estate investment trusts are valued using the plan’s pro-rata interest in the fund and does not have a lock-up period, a funding commitment, or a specific redemption period but are dependent upon the liquidation of underlying assets. Therefore, these investments are classified as NAV practical expedient.

Hedge funds: Hedge funds are based on the plan’s pro rata interest in the fund and have a 45-day redemption period and therefore classified as NAV practical expedient.

Limited partnerships – Private equity/venture capital: The plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments are accounted for at fair value as described in the partnership’s audited financial statements. These funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Limited partnerships – Real estate: The plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. These funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Limited partnerships – Hedge: The Plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The hedge funds can be redeemed semi-annually with 95-days notice. There are no lockups or funding commitments.

Other investments: Investments included in this category include asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Closing prices are not available on the active market. Fair value is determined using models such as matrix pricing and therefore, these securities are classified as Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables set forth by level, within the fair value hierarchy, the plan’s assets at fair value as of December 31, 2024 and 2023.

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
	(In Millions)
Cash, cash equivalents, and short-term investments	$44	$—	$—	$—	$44
Government securities	—	459	—	—	459
Bonds	—	374	—	—	374
Mutual funds	512	—	—	—	512
Real estate investment trusts	—	—	—	47	47
Hedge funds	—	—	—	34	34
Limited partnerships:
Private equity/venture capital	—	—	—	512	512
Real estate	—	—	—	108	108
Hedge	—	—	—	225	225
Other investments	—	3	—	—	3
Total	$556	$836	$—	$926	$2,318

	Fair Value as of December 31, 2023
	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
	(In Millions)
Cash, cash equivalents, and short-term investments	$76	$—	$—	$—	$76
Government securities	—	486	—	—	486
Bonds	—	371	—	—	371
Mutual funds	471	—	—	—	471
Real estate investment trusts	—	—	—	54	54
Hedge funds	—	—	—	31	31
Limited partnerships:
Private equity/venture capital	—	—	—	480	480
Real estate	—	—	—	120	120
Hedge	—	—	—	205	205
Other investments	—	12	—	—	12
Total	$547	$869	$—	$890	$2,306

Plan assets measured at contract value and non-interest bearing cash are excluded from the preceding table.

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Projected benefit obligation	$(2,570)	$(2,634)	$(307)	$(313)
Less: plan assets	2,470	2,521	—	4
Projected benefit obligation funded status	$(100)	$(113)	$(307)	$(309)

The qualified pension plan was overfunded by $307 million and $312 million as of December 31, 2024 and 2023, respectively. The nonqualified pension plans are not funded and have total projected benefit obligations of $407 million and $425 million as of December 31, 2024 and 2023, respectively.

The qualified pension plan nonadmitted pension plan asset was $631 million and $653 million as of December 31, 2024 and 2023, respectively.

The Company intends to fund $56 million in 2025 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2024	2023	2022	2024	2023	2022
	Pension Benefits			Other Postretirement Benefits
	(In Millions)
Service cost	$99	$86	$97	$7	$7	$9
Interest cost	123	125	86	15	15	10
Expected return on plan assets	(171)	(169)	(194)	—	—	—
Amortization of unrecognized losses and (gains)	19	27	9	(10)	(9)	(1)
Amortization of unrecognized prior service benefit	—	—	—	(5)	(5)	(6)
Total net periodic expense	$70	$69	$(2)	$7	$8	$12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The expected future pension and other postretirement benefit payments which reflect expected future service are as follows:

	Pension Benefits	Other Postretirement Benefits
	(In Millions)
2025	$205	$19
2026	203	20
2027	195	21
2028	194	22
2029	187	22
2030 - 2034	915	114

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	Years Ended December 31,
	2024	2023	2022	2024	2023	2022
	Pension Benefits			Other Postretirement Benefits
	(In Millions)
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	5.50%	4.85%	5.00%	5.55%	4.85%	5.05%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	5.00%	5.55%	4.85%	5.05%

Net periodic benefit cost:
Discount rate	4.85%	5.00%	2.85%	4.85%	5.05%	2.80%
Expected long-term rate of return on plan assets	7.00%	7.00%	6.50%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	5.00%	4.85%	5.05%	2.80%

The discount rate used to determine the benefit obligations as of year-end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2024	2023	2022
Weighted average grant date fair value:
PSARs granted during the year	$151.50	$145.77	$243.40
PRS granted during the year	150.96	145.67	238.54
Intrinsic value (in thousands):
PSARs options exercised	1,986	65,810	135,219
PRS liabilities paid	103,656	45,600	70,029
Fair value of shares vested during the year	99,903	64,779	136,945

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number of Share Units	Price	Remaining Contract Terms	Number of Share Units	Price	Remaining Contract Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)
Outstanding as of December 31, 2022	3,394	$160.09	4.0	872	$151.41	2.4
Granted	2,762	145.77		1,002	145.67
Exercised	(1,329)	130.59		(252)	116.36
Forfeited	(788)	239.79		(37)	180.80
Outstanding as of December 31, 2023	4,039	144.46	4.4	1,585	152.73	2.1
Granted	1,591	151.50		332	150.96
Exercised	(215)	141.60		(684)	142.11
Forfeited	(229)	147.01		(85)	160.51
Outstanding as of December 31, 2024	5,186	146.66	4.0	1,148	157.97	2.8

Exercisable as of December 31, 2024	1,046	$141.62	2.2	4	$142.60	0.8

The PSARs compensation was an expense of $10 million, $17 million and ($34) million for the years ended December 31, 2024, 2023, and 2022, respectively. The PSARs accrued compensation liability was $1 million and $13 million as of December 31, 2024 and 2023, respectively. There was no unrecognized compensation expense related to nonvested PSAR awards as of December 31, 2024, and the unrecognized compensation expense related to nonvested PSAR awards was $20 million as of December 31, 2023 and $19 million as of December 31, 2022. The weighted average period over which the expense is expected to be recognized is 4.0 years. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The PRS compensation expense was $39 million, $96 million and $31 million for the years ended December 31, 2024, 2023, and 2022, respectively. The PRS accrued compensation liability was $85 million and $148 million for the year ended December 31, 2024 and 2023, respectively. The unrecognized compensation expense related to nonvested PRS awards was $66 million, $87 million and $56 million as of December 31, 2024, 2023, and 2022, respectively. The weighted average period over which the expense is expected to be recognized is 2.8 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

14.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2024:

Issue Date	Face Amount	Carrying Value	Interest Rate	Maturity Date	Scheduled Interest Payment Dates	Type of Assets Received Upon Issuance
	($ In Millions)
05/12/03	$193	$193	5.625%	05/15/33	May 15 & Nov 15	Cash
06/01/09	130	129	8.875%	06/01/39	Jun 1 & Dec 1	Cash
01/17/12	263	263	5.375%	12/01/41	Jun 1 & Dec 1	Cash
04/15/15	258	254	4.500%	04/15/65	Apr 15 & Oct 15	Cash
03/23/17	475	471	4.900%	04/01/77	Apr 1 & Oct 1	Cash
10/11/19	838	603	3.729%	10/15/70	Apr 15 & Oct 15	Cash
04/16/20	700	698	3.375%	04/15/50	Apr 15 & Oct 15	Cash
06/26/20	600	815	5.077%	02/15/69	Feb 15 & Aug 15	Treasury Notes
03/01/21	200	231	5.077%	02/15/69	Feb 15 & Aug 15	Treasury Notes
11/18/21	675	670	3.200%	12/01/61	Jun 1 & Dec 1	Treasury Notes
12/01/22	500	500	5.672%	12/01/52	Jun 1 & Dec 1	Treasury Notes
Total	$4,832	$4,827

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2024, the unapproved interest was $43 million. Through December 31, 2024, MassMutual paid cumulative interest of $2,270 million on surplus notes. Interest of $219 million was approved and paid during the year ended December 31, 2024.

There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015, 2017, 2019, 2020, 2021 or 2022.

These notes are unsecured and subordinate to all present and future indebtedness of MassMutual, all policy claims and all prior claims against MassMutual as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company's recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2024 and 2023. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022.

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Stock conversions	$5,747	$202	$13
Bond conversions and refinancing	1,815	1,460	1,177
Transfer of affiliated common stocks to partnerships and limited liability companies	1,652	38	—
Change in market value of corporate owned life insurance asset	204	217	(46)
Transfer of mortgage loans to partnerships and limited liability companies	186	—	40
Transfer of partnerships and limited liability companies to partnerships and limited liability companies	76	277	620
Transfer of mortgage loans to bonds	66	132	—
Net investment income payment-in-kind bonds	31	14	12
Transfer of mortgage loans to mortgage loans	17	—	—
Transfer of bonds to partnerships and limited liability companies	—	122	441
Transfer of partnerships and limited liability companies to bonds	—	100	187
Transfer of mortgage loans to short-term investments	—	60	—
Accrued discount on mortgage loans	—	10	—
Transfer of partnerships and limited liability companies to stocks	—	3	—
Transfer of bonds to mortgage loans	—	—	626
Transfer of partnerships and limited liability companies to common stocks - subsidiaries and affiliates	—	—	227
Transfer of common stocks unaffiliated to common stocks - subsidiaries and affiliates	—	—	97
Deferred gain on real estate	—	—	16

16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other LTC insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular, interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company's investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by geopolitics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $77 million and $93 million for the years ended December 31, 2024 and 2023, respectively. Net operating leases are net of sublease receipts of $9 million and $5 million or the years ended December 31, 2024 and 2023, respectively.

For the years ended December 31, 2024 and 2023, the company has not entered into any sale-leaseback transactions with any unrelated parties.

Future minimum commitments for all lease obligations as of December 31, 2024 were as follows:

	Gross	Affiliated Subleases	Nonaffiliated Subleases	Net
	(In Millions)
2025	$83	$6	$2	$75
2026	70	6	2	62
2027	64	6	2	56
2028	59	5	2	52
2029	55	4	2	49
Thereafter	267	16	5	246
Total	$598	$43	$15	$540

c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters is inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2024 and 2023, the Company had approximately $800 million of these unsecured funding commitments to its subsidiaries. The unsecured commitments are included in private placements in the table below. As of December 31, 2024 and 2023, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $77 million and $77 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any funding requests attributable to these letter of credit arrangements.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2024, the Company had the following outstanding commitments:

	2025	2026	2027	2028	2029	Thereafter	Total
	(In Millions)
Private placements	$492	$2,431	$3,169	$2,165	$958	$4,947	$14,162
Mortgage loans	340	421	206	191	139	78	1,375
Partnerships and limited liability companies	2,412	1,088	1,338	658	930	1,226	7,652
LIHTCs (including equity contributions)	—	1	—	1	1	27	30
Preferred stock	$56	$—	$—	$—	$—	$16	$72
Total	$3,300	$3,941	$4,713	$3,015	$2,028	$6,294	$23,291

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2024 and 2023, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2024 and 2023, the Company had no outstanding obligations to any obligor attributable to these guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2024.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee
Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for its wholly-owned subsidiary Barings, if the subsidiary is unable to pay.	—	The liabilities for these plans of $599 million have been recorded on the subsidiaries' books and represent the Company's maximum obligation.
Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary's regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life and MML Bay State).	—	These guarantees are not limited and cannot be estimated.
Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	—	The future maximum potential obligations are immaterial to the Company.
Real Estate Development Guarantee	The construction lender for an office building in London, UK required a cost overrun guarantee equivalent to 8% of the total budgeted cost (£6 million). The Company will only be responsible for its pro rata share of any cost overruns with a maximum additional commitment of approximately £2 million. This will remain in place until June 2025.	—	£8 million
Deferred Equity Guaranty	The lender for the Kimpton Tryon Park hotel has required a “Deferred Equity Guaranty” in the anticipated amount of $3 million. The Guaranteed Equity Amount is equal to the sum of the remaining costs and expenses necessary to complete a planned renovation project at the hotel, less any amounts over $0.5 million deposited in the FF&E Reserve. The Guaranty will remain in place until the renovation project at the hotel is completed, which is anticipated to occur in April 2025.	—	$3 million
Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	—	$156 million with the right to increase the line to $345 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Related party transactions

MassMutual has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where MassMutual, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

MassMutual has agreements with its subsidiaries and affiliates, including MML Investment Advisers LLC, The MassMutual Private Wealth & Trust, FSB, and Baring International Investment Limited, where MassMutual receives revenue for certain recordkeeping and other services that MassMutual provides to customers who select, as investment options, mutual funds managed by these affiliates.

MassMutual has agreements with its subsidiaries, Barings, MML Investment Advisers LLC and MassMutual Intellectual Property LLC, which provide investment advisory services and licensing agreements to MassMutual.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$471	$425	$366
Investment advisory income	16	16	18
Recordkeeping and other services	12	11	16
Fee expense:
Investment advisory services	277	221	236
Royalty and licensing fees	83	84	71

The Company reported amounts due from subsidiaries and affiliates of $114 million and $132 million as of December 31, 2024 and 2023, respectively. The Company reported amounts due to subsidiaries and affiliates of $108 million and $39 million as of December 31, 2024 and 2023, respectively. Terms generally require settlement of these amounts within 30 to 90 days.

The Company held debt issued by MMHLLC that amounted to $2,144 million as of December 31, 2024 and $2,144 million as of December 31, 2023. The Company recorded interest income on MMHLLC debt of $168 million in 2024 and $125 million in 2023.

As of December 31, 2024, MMIH provided financing of $7,500 million for MassMutual Asset Finance (MMAF) that can be used to finance ongoing asset purchases. During 2024, MMAF borrowed $2,790 million and repaid $1,806 million under the credit facility. During 2023, MMAF borrowed $2,271 million and repaid $2,203 million under the credit facility. Outstanding borrowings under the facility were $6,035 million as of December 31, 2024 and $4,824 million as of December 31, 2023. Interest for these borrowings was $207 million for the year ended December 31, 2024 and $131 million for the year ended December 31, 2023. The floating rate borrowings bear interest at a spread over the 30-day SOFR. The fixed rate borrowings bear an interest at a spread over average life Treasuries.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC (Jefferies) whereby Jefferies borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2024, there were no borrowings or repayments recorded. During 2023, Jefferies borrowed $79 million and repaid $79 million under the credit facility. As of December 31, 2024, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2024, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

Capital Contributions from MassMutual

•	$70 million and $92 million to ITPS Holdings LLC in 2024 and 2023, respectively
•	$135 million to DPI Acres Capital LLC in 2024
•	$300 million to DPI Ares Mortgage Lending LLC in 2024
•	$64 million and $96 million to MassMutual Mortgage Lending LLC in 2024 and 2023, respectively
•	$27 million to MMV Europe APAC LP in 2024
•	$98 million to MM Ascend in 2024
•	$15 million to MMV SEA III in 2024
•	$14 million to MassMutual International LLC in 2023
•	$50 million to MassMutual Investment Holding LLC in 2023
•	$18 million to MML CM LLC in 2023

Non-Cash Capital Contributions from MassMutual

•	Investments valued at $1.2 billion to MM Vine Street LLC
•	Investments valued at $404 million to Stillings Street LLC

Return of Capital to MassMutual

•	MMIH paid $50 million in 2024
•	MM/Barings Multifamily paid $20 million in 2024
•	Glidepath Holdings paid $100 million in 2024
•	MM Mortgage Lending paid $10 million in 2024
•	Berkshire Way paid $141 million in 2023
•	EM Opportunities LLC paid $185 million in 2023

Dividends paid to MassMutual

•	MMLIA paid $33 million in 2024
•	MM/Barings Multifamily paid $22 million in 2024
•	MM Mortgage Lending paid $39 million in 2024
•	Insurance Road LLC paid $199 million and $181 million in 2024 and 2023, respectively
•	Berkshire Way paid $139 million in 2023
•	Glidepath Holdings Inc paid $200 million in 2023
•	DPI Acres Capital LLC paid $155 million in 2023

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, Modco and yearly renewable term agreements on life insurance and annuity products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

As of December 31, 2024, the net reinsurance amounts due to C.M. Life and MML Bay State were $19 million and as of December 31, 2023, the net reinsurance amounts due to C.M. Life and MML Bay State were $29 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended
	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Premium assumed	$44	$43	$44
Modco adjustments, included in fees and other income	28	24	12
Expense allowance on reinsurance assumed, included in commissions	(12)	(13)	(13)
Policyholders' benefits	(110)	(108)	(88)
Experience refunds (paid) received	(2)	1	(1)
Accrual for stop-loss agreement	—	—	(18)

The Company currently has one longevity swap agreement with Rothesay Life Plc on certain inforce annuity products. Under this agreement, the Company is the reinsurer and Rothesay Life Plc is the cedent.

The following summarizes the related party transactions between the Company and Rothesay Life Plc:

	December 31,
	2024	2023	2022
	(In Millions)
Premium assumed	$(351)	$(248)	$(203)
Policyholders' benefits	334	235	192

18.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2024 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries and affiliates of MassMutual
C.M. Life Insurance Company
CML Global Capabilities LLC
MM Global Capabilities I LLC
MM Global Capabilities II LLC
MM Global Capabilities III LLC
MM/Barings Multifamily TEBS 2020 LLC
Berkshire Way LLC
MML Special Situations Investor LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
MSP-SC, LLC
Insurance Road LLC
ITPS Holding LLC
EM Opportunities LLC
MassMutual MCAM Insurance Company, Inc.
MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV GP, LLC
MassMutual Ventures Europe/APAC I GP, LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Counterpointe Sustainable Advisors LLC
Jefferies Finance LLC (50% owned by MMLIC)
Glidepath Holdings Inc.
MassMutual Mortgage Lending LLC
MM Copper Hill Road LLC
MMV CTF I GP LLC
MM Direct Private Investments Holding LLC
DPI-ACRES Capital LLC
DPI-ARES Mortgage Lending LLC
MM Investment Holding
MML CM LLC
MML Distributors LLC
MML Distributors LLC
MML Investment Advisers, LLC
MML Strategic Distributors, LLC
MassMutual Private Wealth & Trust, FSB
MML Private Placement Investment Company I, LLC
MML Private Equity Fund Investor LLC
MML Private Equity Fund Investor LLC
MM Private Equity Intercontinental LLC
Pioneers Gate LLC
MassMutual Holding LLC
Amherst Long Term Holdings, LLC
Enroll Confidently, Inc.
MassMutual International LLC
MassMutual External Benefits Group LLC
MM Vine Street LLC
Stillings Street LLC
5301 Wisconsin Avenue Associates, LLC
5301 Wisconsin Avenue GP, LLC

Subsidiaries of C.M. Life Insurance Company
MML Bay State Life Insurance Company
CML Special Situations Investor LLC
CM Life Mortgage Lending LLC
CML Mezzanine Investor III, LLC

Subsidiaries of MML Bay State Life Insurance Company
(No subsidiaries)

MM Global Capabilities I LLC
MassMutual Global Business Services India LLP
MM Global Capabilities (Netherlands) B.V.

Timberland Forest Holding LLC
Lyme Adirondack Forest Company, LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of Insurance Road LLC
MassMutual Trad Private Equity LLC
MassMutual Intellectual Property LLC
Trad Investments I LLC

Subsidiaries of ITPS Holding LLC
HITPS LLC

Subsidiaries of MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV, L.P.

Subsidiaries of MassMutual Ventures Europe/APAC I GP, LLC
MassMutual Ventures Europe/APAC I GP, L.P.

Subsidiaries of Counterpointe Sustainable Advisors LLC
CSA Intermediate Holdco LLC
CSA Incentive Holdco LLC

Subsidiaries of Jefferies Finance LLC
JFIN GP Adviser LLC
Jefferies MM Lending LLC
Green SPE LLC
Jefferies Credit Partners LLC
Jefferies Private Credit BDC Inc.
JCP Funding 2024 LLC
Jefferies Senior Lending LLC
JFIN Revolver Holdings LLC
JFIN Revolver Holdings II LLC
JFIN Co-Issuer Corporation
JFIN Europe GP, S.a.r.l.
Jefferies Finance Business Credit LLC
JFIN Funding 2021 LLC
JSPCS MM LLC
JFIN LC Fund LLC
JFIN Revolver CLO 2017 Ltd.
JFIN Revolver CLO 2017-III Ltd.
JFIN Revolver CLO 2018 Ltd.
JFIN Revolver CLO 2019 Ltd.
JFIN Revolver CLO 2019-II Ltd.
JFIN Revolver CLO 2020 Ltd.
JFIN Revolver CLO 2021-II Ltd.
JFIN Revolver CLO 2021-V Ltd.
JFIN Revolver CLO 2022-II Ltd.
JFIN Revolver CLO 2022-III Ltd.
JFIN Revolver CLO 2022-IV Ltd.
JFIN Revolver CLO 2024-I Ltd.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

JFIN Revolver CLO 2022-IV LLC
JFIN Revolver Fund, L.P.
JFIN Revolver Funding 2021 Ltd.
JFIN Revolver Funding 2021 III Ltd.
JFIN Revolver Funding 2021 IV Ltd.
JFIN Revolver Funding 2022-I Ltd.
JFIN Revolver SPE1 2022 LLC
JFIN Revolver SPE3 2022 LLC
JFIN Revolver SPE4 2022 LLC
JFIN Revolver SPE4 2022 Ltd.
JCP Private Loan Management GP LLC
JF CEI Holdings 1 LLC
Apex Credit Holdings LLC
Tomorrow Parent, LLC
Custom Ecology Holdco, LLC

Subsidiaries of Glidepath Holdings Inc.
MassMutual Ascend Life Insurance Company

Subsidiaries of MMV CTF I GP LLC
MassMutual Ventures Climate Technology Fund I LP

Subsidiaries of MM Direct Private Investments Holding LLC
MM Direct Private Investments UK Limited

Subsidiaries of MM Investment Holding
MMIH Bond Holdings LLC
MassMutual Asset Finance LLC
MassMutual Asset Finance LLC
MML Management Corporation

Subsidiaries of MML CM LLC
Blueprint Income LLC
Flourish Holding Company LLC

Subsidiaries of MassMutual Holding LLC
Fern Street LLC
Low Carbon Energy Holding
Sleeper Street LLC
Haven Life Insurance Agency, LLC
GASL Holdings LLC
Barings Asset-Based Income Fund (US) LP
Barings Perpetual European Direct Lending Fund
Barings Emerging Generation Fund II
Babson Capital Global Special Situation Credit Fund 2

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Barings Global Real Assets Fund LP
Barings Global Special Situations Credit Fund 3
MassMutual Assignment Company
MassMutual Capital Partners LLC
Marco Hotel LLC
HB Naples Golf Owner LLC
RB Apartments LLC
Intermodal Holding II LLC
MassMutual Ventures Holding LLC
MM Catalyst Fund LLC
MM Catalyst Fund II LLC
MM Rothesay Holdco US LLC
MML Investors Services, LLC
LifeScore Labs, LLC
MM Asset Management Holding LLC

Subsidiaries of MassMutual International LLC
MassMutual Solutions LLC
Yunfeng Financial Group Limited (24.9% owned by MassMutual International LLC)

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2024
	CUSIP	Gross Value	Non-admitted	Admitted	Latest Filing	2023 Approved Valuation	Filing Code	Valuation Method Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$17,248	$—	$17,248	9/19/2024	$17,592	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	27	—	27	6/26/2024	25	Sub-2	No
MM Investment Holding	G5695@10-8	758	—	758	6/26/2024	687	Sub-2	No
MM Investment Holding	G5695@11-6	1,239	—	1,239	6/26/2024	1,162	Sub-2	No
Glidepath Holdings Inc	37930@-10-5	4,716	—	4,716	11/11/2022	3,643	Sub-2	No
Aggregate Total		$23,988	$—	$23,988		$23,109

19.	Subsequent events

Management of the Company has evaluated subsequent events through March 03, 2025, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements, except for:

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

On January 14, 2025, MassMutual issued a $600 million funding agreement with a 4.95% fixed rate and a 5-year maturity.

On February 13, 2025, Barings LLC entered into a definitive agreement to acquire Artemis Real Estate Partners, a US-based real estate debt and equity investment manager with gross assets under management of approximately $11 billion. The total purchase price includes an upfront payment of approximately $392 million and a final payment to be made in 2030 of approximately $208 million. The transaction is subject to customary closing conditions, including regulatory approvals and client consents, and is expected to close on or before March 31, 2025. The acquisition is expected to bolster Barings LLC’s position as a key player in the real estate asset management sector. Management is currently evaluating the impact of this acquisition on its statutory financial statements.

20.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2024	$22,493,605	$—	$22,493,605	$15,603,907	$(6,889,698)	$15,603,907	$14,525,080
September 30, 2024	9,854,964	—	9,854,964	8,633,308	(1,221,656)	8,633,308	8,589,373
June 30, 2024	54,957,279	—	54,957,279	49,033,522	(5,923,757)	49,033,522	36,231,196
March 31, 2024	36,924,401	—	36,924,401	33,979,195	(2,945,206)	33,979,195	33,244,880
December 31, 2023	53,672,524	—	53,672,524	51,118,891	(2,553,633)	51,118,891	42,903,097
September 30, 2023	24,928,010	—	24,928,010	24,065,666	(862,344)	24,065,666	21,743,474
June 30, 2023	16,432,523	—	16,432,523	15,955,963	(476,560)	15,955,963	15,431,923
March 31, 2023	56,797,193	—	56,797,193	45,999,577	(10,797,616)	45,999,577	39,477,567
December 31, 2022	47,152,655	—	47,152,655	42,630,344	(4,522,311)	42,630,344	35,962,545
September 30, 2022	23,315,048	—	23,315,048	22,016,070	(1,298,978)	22,016,070	19,284,696
June 30, 2022	17,306,639	—	17,306,639	15,826,391	(1,480,248)	15,826,391	13,534,918
March 31, 2022	30,135,997	—	30,135,997	23,857,778	(6,278,219)	23,857,778	23,674,371
December 31, 2021	6,658,614	—	6,658,614	6,490,508	(168,106)	6,490,508	6,369,198
September 30, 2021	4,061,382	—	4,061,382	3,955,723	(105,659)	3,955,723	3,595,213
June 30, 2021	11,352,643	—	11,352,643	10,386,581	(966,062)	10,386,581	11,323,900
March 31, 2021	11,247,256	—	11,247,256	5,074,493	(6,172,763)	5,074,493	5,237,174
December 31, 2020	16,071,907	—	16,071,907	14,674,300	(1,397,607)	14,674,300	15,473,517
September 30, 2020	21,375,383	—	21,375,383	19,160,250	(2,215,133)	19,160,250	18,862,027
June 30, 2020	10,180,123	—	10,180,123	8,992,610	(1,187,513)	8,992,610	9,249,851
March 31, 2020	24,799,788	—	24,799,788	20,197,344	(4,602,444)	20,197,344	24,683,947
December 31, 2019	3,992,400	—	3,992,400	3,539,281	(453,119)	3,539,281	3,439,138
September 30, 2019	16,909,029	—	16,909,029	15,191,932	(1,717,097)	15,191,932	14,639,756
June 30, 2019	6,980,030	—	6,980,030	6,187,029	(793,001)	6,187,029	7,133,620
March 31, 2019	7,791,000	—	7,791,000	7,634,637	(156,363)	7,634,637	7,683,021
December 31, 2018	4,550,173	—	4,550,173	3,815,559	(734,614)	3,815,559	4,014,514
September 30, 2018	4,320,826	—	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	—	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	—	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	—	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	—	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	—	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	—	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	—	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	—	44,266,478	41,890,535	(2,375,943)	41,890,535	61,300,066
June 30, 2016	49,097,217	—	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	—	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	—	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	—	50,531,382	45,665,859	(4,865,523)	45,665,859	58,523,652
June 30, 2015	66,924,927	—	66,924,927	65,240,585	(1,684,342)	65,240,585	72,953,475
March 31, 2015	17,856,447	—	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	—	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	—	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	—	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	—	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

December 31, 2013	113,707,951	—	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	—	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	—	147,215,936	142,140,572	(5,075,364)	142,140,572	130,973,023
March 31, 2013	194,772,025	—	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	—	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	—	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	—	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	—	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	—	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	—	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	—	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	—	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	—	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	—	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	—	1,362,887,892	1,335,628,212	(27,259,680)	1,335,628,212	975,241,506
March 31, 2010	1,471,905,696	—	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	—	1,349,124,214	1,290,817,168	(58,307,046)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,717)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(711,086,551)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
62878HAA9	$16,430,622	$—	$16,430,622	$10,631,579	$(5,799,043)	$10,631,579	$10,631,579
61757MAB4	2,209,786	—	2,209,786	1,691,934	(517,852)	1,691,934	1,464,726
07384YPP5	204,939	—	204,939	12,170	(192,769)	12,170	12,962
124860CB1	8,675	—	8,675	3,325	(5,350)	3,325	2,451
22541N5E5	112,716	—	112,716	92,571	(20,145)	92,571	82,219
22541NUB3	72,527	—	72,527	26,613	(45,914)	26,613	52,715
22943HAD8	2,537,360	—	2,537,360	2,311,617	(225,743)	2,311,617	1,570,185
86360UAF3	878,760	—	878,760	803,253	(75,507)	803,253	678,097
92990GAE3	38,220	—	38,220	30,845	(7,375)	30,845	30,146
Totals	$22,493,605	$—	$22,493,605	$15,603,907	$(6,889,698)	$15,603,907	$14,525,080

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624SAE9	$283,581	$—	$283,581	$107,645	$(175,936)	$107,645	$124,189
040104RV5	1,316,794	—	1,316,794	1,183,932	(132,862)	1,183,932	1,356,076
040104TF8	38,801	—	38,801	34,441	(4,360)	34,441	32,572
040104TG6	427,234	—	427,234	339,199	(88,035)	339,199	421,680
04012XAC9	122,612	—	122,612	118,150	(4,462)	118,150	113,225
05535DCF9	1,602,815	—	1,602,815	1,326,621	(276,194)	1,326,621	1,789,110
17311YAC7	1,083,765	—	1,083,765	1,024,522	(59,243)	1,024,522	1,075,634
30247DAD3	485,685	—	485,685	469,281	(16,404)	469,281	463,552
61750FAE0	350,661	—	350,661	324,286	(26,375)	324,286	337,048
86359DXD4	137,432	—	137,432	130,525	(6,907)	130,525	143,263
86363HAB8	31,160	—	31,160	30,449	(711)	30,449	26,908
22540VG71	30,645	—	30,645	29,526	(1,119)	29,526	31,168
22541NUB3	113,852	—	113,852	80,381	(33,471)	80,381	68,940
22943HAD8	2,950,342	—	2,950,342	2,566,001	(384,341)	2,566,001	1,826,541
32053LAA0	16,437	—	16,437	15,758	(679)	15,758	15,626
45660LW96	648,429	—	648,429	648,386	(43)	648,386	562,907
761118RJ9	65,906	—	65,906	59,640	(6,266)	59,640	57,523
85554NAG5	47,438	—	47,438	44,025	(3,413)	44,025	41,374
466247UG6	101,373	—	101,373	100,540	(833)	100,540	102,039
Totals	$9,854,962	$—	$9,854,962	$8,633,308	$(1,221,654)	$8,633,308	$8,589,375

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00256DAB8	$2,293,480	$—	$2,293,480	$1,123,558	$(1,169,922)	$1,123,558	$1,133,931
62878HAA9	22,229,665	—	22,229,665	19,330,143	(2,899,522)	19,330,143	10,631,579
46639YAX5	4,840,606	—	4,840,606	4,356,606	(484,000)	4,356,606	2,182,538
040104RV5	1,374,485	—	1,374,485	1,317,092	(57,393)	1,317,092	1,289,098
040104TF8	40,063	—	40,063	38,577	(1,486)	38,577	31,948
04012XAC9	125,717	—	125,717	121,053	(4,664)	121,053	109,385
12479DAC2	1,568,478	—	1,568,478	1,507,516	(60,962)	1,507,516	1,260,108
1248MGAJ3	39,339	—	39,339	36,493	(2,846)	36,493	31,938
17311YAC7	1,130,510	—	1,130,510	1,068,361	(62,149)	1,068,361	1,058,184
24763LFY1	79,137	—	79,137	56,898	(22,239)	56,898	80,148
30247DAD3	503,737	—	503,737	488,694	(15,043)	488,694	456,193
40431KAE0	1,951,281	—	1,951,281	1,905,908	(45,373)	1,905,908	1,943,159
46629NAC7	31,407	—	31,407	30,431	(976)	30,431	25,499
46630KAA4	143,450	—	143,450	141,586	(1,864)	141,586	140,735
617463AA2	7,597	—	7,597	7,322	(275)	7,322	6,323
61750FAE0	369,653	—	369,653	350,312	(19,341)	350,312	329,593
61750MAB1	2,958	—	2,958	2,835	(123)	2,835	2,781
61755AAB2	2,454	—	2,454	2,359	(95)	2,359	2,428
86359DXD4	142,667	—	142,667	137,350	(5,317)	137,350	145,141
86363HAB8	32,111	—	32,111	31,169	(942)	31,169	26,424
92926SAB2	392	—	392	351	(41)	351	364
93934XAB9	115,953	—	115,953	101,026	(14,927)	101,026	112,047
05535DAN4	445,322	—	445,322	440,021	(5,301)	440,021	485,938
18974BAA7	118,366	—	118,366	118,173	(193)	118,173	118,788
22540VG71	32,306	—	32,306	32,221	(85)	32,221	32,311
22541NUB3	121,803	—	121,803	119,790	(2,013)	119,790	55,976
22943HAD8	3,037,380	—	3,037,380	2,969,818	(67,562)	2,969,818	1,824,526
251510FB4	991,980	—	991,980	977,715	(14,265)	977,715	949,619
251513AQ0	38,093	—	38,093	37,966	(127)	37,966	35,832
32053LAA0	16,926	—	16,926	16,894	(32)	16,894	15,685
45254TRX4	52,515	—	52,515	52,231	(284)	52,231	50,916
45660LW96	660,160	—	660,160	653,133	(7,027)	653,133	545,339
45660LYW3	681,953	—	681,953	671,659	(10,294)	671,659	610,731
75115DAH8	3,134	—	3,134	2,919	(215)	2,919	2,655
761118FM5	1,360,921	—	1,360,921	1,317,414	(43,507)	1,317,414	1,331,404
761118RJ9	68,124	—	68,124	66,151	(1,973)	66,151	57,214
86358HHX0	135,467	—	135,467	88,953	(46,514)	88,953	71,879
86359BLQ2	646,438	—	646,438	619,933	(26,505)	619,933	466,829
92925VAM2	129,124	—	129,124	81,086	(48,038)	81,086	122,377
45660N5H4	1,036,870	—	1,036,870	974,290	(62,580)	974,290	1,002,198
61915RBB1	1,435,288	—	1,435,288	1,426,877	(8,411)	1,426,877	1,296,802
92922FWU8	335,190	—	335,190	333,499	(1,691)	333,499	328,225
17309FAE8	60,256	—	60,256	53,623	(6,633)	53,623	69,177
32051DCJ9	24,293	—	24,293	24,274	(19)	24,274	23,660
362334CN2	7,052	—	7,052	7,052	—	7,052	6,748
362341VU0	1,258,267	—	1,258,267	1,249,922	(8,345)	1,249,922	1,118,645
36298XAB8	4,703,619	—	4,703,619	4,033,800	(669,819)	4,033,800	4,079,741
466247UG6	103,056	—	103,056	101,640	(1,416)	101,640	101,176
59024WAB3	106,858		106,858	90,598	(16,260)	90,598	112,505
86359DME4	321,381	—	321,381	316,230	(5,151)	316,230	314,754
Totals	$54,957,282	$—	$54,957,282	$49,033,522	$(5,923,760)	$49,033,522	$36,231,194

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624SAE9	$2,480,393	$—	$2,480,393	$56,686	$(2,423,707)	$56,686	$241,500
040104RV5	1,372,644	—	1,372,644	1,353,068	(19,576)	1,353,068	1,287,522

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

040104TF8	40,362	—	40,362	39,469	(893)	39,469	32,106
040104TG6	408,732	—	408,732	408,732	—	408,732	415,551
04012XAC9	124,521	—	124,521	124,515	(6)	124,515	106,576
12479DAC2	1,571,594	—	1,571,594	1,571,482	(112)	1,571,482	1,282,896
1248MGAJ3	39,783	—	39,783	39,439	(344)	39,439	33,515
17311YAC7	1,170,871	—	1,170,871	1,116,200	(54,671)	1,116,200	1,101,339
30247DAD3	510,622	—	510,622	505,931	(4,691)	505,931	473,455
35729RAE6	3,439,174	—	3,439,174	3,413,826	(25,348)	3,413,826	3,125,685
46629NAC7	31,443	—	31,443	31,252	(191)	31,252	25,667
46630KAA4	144,821	—	144,821	144,182	(639)	144,182	141,222
617463AA2	8,108	—	8,108	7,554	(554)	7,554	6,470
61749BAB9	58,393	—	58,393	58,386	(7)	58,386	62,224
61750FAE0	377,655	—	377,655	367,352	(10,303)	367,352	338,847
61750MAB1	3,228	—	3,228	2,932	(296)	2,932	2,831
617526AE8	161,089	—	161,089	160,981	(108)	160,981	184,441
61757MAB4	2,216,577	—	2,216,577	2,159,573	(57,004)	2,159,573	1,598,436
86359DXD4	149,656	—	149,656	142,761	(6,895)	142,761	149,311
93934XAB9	117,534	—	117,534	116,301	(1,233)	116,301	115,601
05535DAN4	508,829	—	508,829	467,091	(41,738)	467,091	482,546
07387AFX8	46,064	—	46,064	46,059	(5)	46,059	48,686
12667GKG7	41,516	—	41,516	40,855	(661)	40,855	41,704
12669E6K7	203,472	—	203,472	170,046	(33,426)	170,046	211,716
17025RAA3	216,726	—	216,726	186,092	(30,634)	186,092	236,121
18974BAA7	125,342	—	125,342	120,261	(5,081)	120,261	120,791
18974BAN9	63,192	—	63,192	59,615	(3,577)	59,615	63,277
22540VG71	33,573	—	33,573	33,122	(451)	33,122	33,174
22943HAD8	3,148,442	—	3,148,442	3,060,640	(87,802)	3,060,640	1,848,458
23321P6A1	1,123,431	—	1,123,431	1,114,640	(8,791)	1,114,640	1,207,067
251513AQ0	38,189	—	38,189	38,155	(34)	38,155	36,248
32053LAA0	17,947	—	17,947	17,219	(728)	17,219	15,858
45254TRX4	54,912	—	54,912	53,392	(1,520)	53,392	52,178
466247XE8	516,447	—	516,447	508,389	(8,058)	508,389	461,123
589929X29	311,818	—	311,818	309,770	(2,048)	309,770	315,074
61915RBZ8	160,029	—	160,029	160,028	(1)	160,028	139,745
65535VRK6	438,977	—	438,977	425,951	(13,026)	425,951	439,052
761118RJ9	72,483	—	72,483	70,209	(2,274)	70,209	59,726
86358HHX0	148,713	—	148,713	94,224	(54,489)	94,224	73,108
92978EAA2	73,009	—	73,009	73,005	(4)	73,005	69,366
23332UCM4	18,388	—	18,388	18,314	(74)	18,314	17,838
86360UAF3	894,861	—	894,861	894,830	(31)	894,830	697,974
92922FWU8	342,798	—	342,798	338,495	(4,303)	338,495	331,458
05949CCB0	27,131	—	27,131	27,127	(4)	27,127	28,180
12669GTE1	4,186	—	4,186	3,956	(230)	3,956	3,825
32051DCJ9	26,983	—	26,983	26,968	(15)	26,968	26,248
362341VU0	1,271,263	—	1,271,263	1,269,383	(1,880)	1,269,383	1,176,122
576433NH5	286,355	—	286,355	253,071	(33,284)	253,071	199,571
57645LAA2	9,040,600		9,040,600	9,037,867	(2,733)	9,037,867	10,546,925
86359DMC8	3,241,522	—	3,241,522	3,239,802	(1,720)	3,239,802	3,536,527
Totals	$36,924,398	$—	$36,924,398	$33,979,198	$(2,945,200)	$33,979,198	$33,244,881